Securities Act Registration No. 333-151912
                                       Investment Act Registration No. 811-08868

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]

Pre-Effective Amendment No.                                                  [ ]


Post-Effective Amendment No.   6                                             [X]


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]

Amendment No.  24                                                            [X]

                            ------------------------

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                                  (Registrant)

                            ------------------------

                          AMERITAS LIFE INSURANCE CORP.
                                   (Depositor)
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                  402-467-1122
                            ------------------------

                                 Robert G. Lange
       Vice President, General Counsel & Assistant Secretary, Individual
                          Ameritas Life Insurance Corp.
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                  402-467-1122
                            ------------------------

Approximate Date of Proposed Public Offering: as soon as practicable after effective date.

        It is proposed that this filing will become effective:

     [ ] 60 days after filing pursuant to paragraph a of Rule 485
     [ ] on ___________ pursuant to paragraph a of Rule 485
     [X] on May 1, 2013 pursuant to paragraph b of Rule 485
     [ ] immediately upon filing pursuant to paragraph b of Rule 485

        If appropriate, check the following box:
     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

   TITLE OF SECURITIES BEING REGISTERED: SECURITIES OF UNIT INVESTMENT TRUST
                                         -----------------------------------

             AMERITAS ADVISOR VUL Variable Universal Life Insurance

--------------------------------------------------------------------------------
PROSPECTUS:   May 1, 2013
                                                          [Ameritas Logo]

                                                   Ameritas Life Insurance Corp.
Ameritas Advisor VUL (R)


Individual Flexible Premium                        Ameritas Life Insurance Corp.
Variable Universal Life Insurance Policy                   Separate Account LLVL
--------------------------------------------------------------------------------

         This prospectus describes the Policy, especially its Separate Account. The Policy is designed to help you, the Policy Owner, provide life insurance protection while having flexibility, within limits, as to the amount and timing of premium payments, the amount of the death benefit, and how you invest your Account Value. The value of your Policy will increase or decrease based on the performance of the Investment Options you choose. The amount of the death benefit can also vary as a result of investment performance.

         You may allocate all or part of your Account Value among a variety of Subaccount variable Investment Options where you have the investment risk, including possible loss of principal. The Subaccounts are listed in the Investment Options section of this prospectus.

         You may also allocate all or part of your investment to a Fixed Account option, where we have the investment risk. We guarantee a fixed rate of interest on your investment in the Fixed Account.

     Please Read this Prospectus Carefully and Keep It for Future Reference. It provides information you should consider before investing in a Policy.

          Prospectuses for the portfolios that underlie the Subaccount variable Investment Options are available without
        charge from your sales representative or from our Service Center.


             The Securities and Exchange Commission ("SEC") does not
             pass upon the accuracy or adequacy of this prospectus,
               and has not approved or disapproved the Policy. Any
              representation to the contrary is a criminal offense.

    This prospectus may only be used to offer the Policy where the Policy may lawfully be sold. The Policy, and certain features described in this prospectus, may not be available in all states.

       No one is authorized to give information or make any representation about the Policy that is not in this prospectus. If anyone does so, you should not rely upon it as being accurate or adequate.


            NOT FDIC INSURED o MAY LOSE VALUE o NO BANK GUARANTEE
--------------------------------------------------------------------------------
      Ameritas Life Insurance Corp. (we, us, our, Company, Ameritas Life)
            Service Center, P.O. Box 81889, Lincoln, Nebraska 68501
                       1-800-255-9678  ameritasdirect.com
--------------------------------------------------------------------------------

Ameritas Advisor VUL                   1

Contacting Us. To answer your questions or to send additional premiums, contact your sales representative or write or call us at:

                         Ameritas Life Insurance Corp.
                                 Service Center
                                 P.O. Box 81889
                            Lincoln, Nebraska 68501
                                       Or
                                5900 "O" Street
                            Lincoln, Nebraska 68510
                           Telephone: 1-800-255-9678
                              Fax: 1-402-467-7335
                        Interfund Transfer Request Fax:
                                 1-402-467-7923
                           Email: direct@ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

Remember, the Correct Form of Written Notice "in good order" is important for us to accurately process your Policy elections and changes. Many forms can be found at the online services section of our website. Or, call us at our toll-free number and we will send you the form you need and tell you the information we require.

Facsimile Written Notice. To provide you with timely service you want, we accept some Written Notices by facsimiles. However, by not requiring your original signature, there is a greater risk unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge. We are entitled to act upon facsimile signatures that reasonably appear to us to be genuine.

Make checks payable to:
"Ameritas Life Insurance Corp."

Ameritas(R) and the bison design are registered service marks of Ameritas Life Insurance Corp.

TABLE OF CONTENTS                                             Begin on Page

POLICY SUMMARY........................................................3
     Policy Benefits..................................................3
     Policy Risks.....................................................4
CHARGES...............................................................6
     Policy Charges...................................................6
     Portfolio Company Operating Expenses.............................7
CHARGES EXPLAINED....................................................10
     Transaction Charges.............................................10
     Periodic Charges:
     Monthly Deductions from Account Value...........................10
     Periodic Charges:
     Daily Deductions from Separate Account Assets...................11
INVESTMENT OPTIONS...................................................11
     Separate Account Variable Investment Options....................12
     Fixed Account Investment Option.................................17
     Transfers.......................................................17
     Third Party Services............................................19
     Disruptive Trading Procedures...................................19
     Systematic Transfer Programs....................................20
     Asset Allocation Program........................................21
OTHER IMPORTANT POLICY INFORMATION...................................23
     Policy Application and Issuance.................................23
     Account Value...................................................24
     Telephone Transactions..........................................25
     Electronic Delivery and Communications..........................25
     Misstatement of Age or Gender...................................25
     Suicide.........................................................26
     Incontestability................................................26
     Assignment......................................................26
     Lapse and Grace Period..........................................26
     Reinstatement...................................................26
     Delay of Payments or Transfers..................................27
     Beneficiary.....................................................27
     Minor Owner or Beneficiary......................................27
     Policy Changes..................................................27
     "Right to Examine" Period.......................................27
     Optional Features...............................................28
     Nonparticipating................................................28
     Special Arrangments.............................................28
POLICY DISTRIBUTIONS.................................................29
     Death Benefit...................................................29
     Policy Loans....................................................30
     Cash Surrender..................................................31
     Partial Withdrawal..............................................31
     Payment of Policy Proceeds......................................32
TAX MATTERS..........................................................33
LEGAL PROCEEDINGS....................................................35
HOW TO GET FINANCIAL STATEMENTS......................................35
RULE 12h-7 EXEMPTION.................................................35
APPENDIX A: Optional Features........................................36
DEFINED TERMS........................................................37
     Illustrations                                            Last Page
     Statement of Additional Information;
     Registration Statement
     Reports to You

Ameritas Advisor VUL                   2

POLICY SUMMARY
--------------------------------------------------------------------------------

         The Ameritas Advisor VUL(R) Policy is flexible premium variable universal life insurance offered and issued by Ameritas Life Insurance Corp. ("Ameritas Life," "Company," or "we"), 5900 "O" Street, Lincoln, Nebraska 68510. The Policy offers variable Investment Options through Subaccounts of Ameritas Life Insurance Corp. Separate Account LLVL (the "Separate Account"), a separate account operated by us under Nebraska law, and a fixed interest rate option through the Fixed Account. The Policy's primary purpose is to provide lifetime protection against economic loss due to the death of the insured person. We are obligated to pay all amounts promised under the Policy. Premium is used to create Account Value to cover Policy charges and to generate investment earnings. The amount we require as your first premium depends on the Policy benefits that you elect and the rate class of the Insured. The Policy is called a "flexible premium" policy because you may make any other premium payments you wish at any time. The Policy is referred to as a "variable" life insurance policy because the value of the amount you invest in the Policy may increase or decrease daily based on the investment results of the variable Investment Options that you choose. The amount we pay to the Policy's beneficiary upon the death of the Insured person (the "death benefit proceeds") may vary similarly. The Policy pays death benefit proceeds to the Policy beneficiary upon the Insured's death, or pays a Cash Surrender Value to you if you surrender the Policy. The Insured cannot be older than age 80 on the Insured's birthday nearest the Policy Date. We will issue the Policy for an initial Specified Amount of insurance coverage of $100,000 or more. We may reduce the initial Specified Amount for Policies issued in connection with group or sponsored arrangements. See the OTHER IMPORTANT POLICY INFORMATION: Special Arrangements section for details. We may also reduce or waive certain charges for Policies issued in connection with special arrangements. The Policy is subject to the laws of the state where the application is signed.

         POLICY BENEFITS

         You have flexibility under the Policy. Within certain limits, you can vary the amount and timing of premium payments, change the death benefit, and transfer amounts among the Investment Options. You can take out a Policy loan, make a partial withdrawal from the Account Value, or surrender your Policy completely, subject to payment of any applicable charges and certain restrictions. We will pay Surrender amounts or death benefit proceeds in a lump sum.

Death Benefit.
         o We will pay the death benefit proceeds to the beneficiary when we receive satisfactory proof of death of the Insured while the Policy is in force.
         o    Three death benefit options are available.
Death benefit proceeds are reduced by any Policy Debt and any Monthly Deductions due but unpaid at death. See the POLICY DISTRIBUTIONS: Death Benefit section for details.

Surrender and Partial Withdrawals.
         o You can surrender the Policy in full at any time for its Cash Surrender Value, or, within limits, withdraw part of the Account Value. Partial withdrawal charges are shown in the CHARGES section.
         o Restrictions include that we may defer payments from the Fixed Account for up to six months

Loans.
         o    You may borrow a limited amount of Account Value.
         o    Interest accrues on outstanding loan amounts.
         o After five Policy years, a lower interest rate may be available for a portion of your Policy Debt.

Policy Riders.
         When you apply for the Policy, you can request any of the optional supplementary benefit riders that we make available. Charges for most riders will be deducted monthly from the Account Value. (See the CHARGES section.) Availability of riders varies from state to state.

Investment Options.
         o Variable Investment Option allocations are invested in Subaccounts of the Separate Account, which in turn invest in corresponding underlying portfolios.
         o Fixed Account allocations are invested in our general account and we guarantee a fixed rate of interest.
         o You may transfer Account Value between Investment Options, subject to limits.
         o Asset allocation, dollar cost averaging, portfolio rebalancing and earnings sweep systematic investment programs are available.

Ameritas Advisor VUL                   3

         Variable Investment Option returns vary, depending upon the investment results of the underlying portfolios. The Investment Options cover a broad spectrum of investment styles and strategies. Although the portfolios that underlie the Subaccounts operate like publicly traded mutual funds, there are important differences. You can transfer money from one investment account to another without tax liability. Also, any dividends and capital gains distributed by each underlying portfolio are automatically reinvested and reflected in the portfolio's value and create no taxable event for you. If and when Policy earnings are distributed (generally as a result of a Surrender or withdrawal), they will be treated as ordinary income instead of as capital gains.

         POLICY RISKS

Suitability, Investment Risks, and Underlying Portfolio Risks.
         The Policy is unsuitable for short-term savings or short-term life insurance needs. You should evaluate the Policy's long-term investment potential and risks before purchasing a Policy. You should purchase a Policy only if you have the financial capability and the intent to keep the Policy in force for a substantial period of time.

         Your Account Value (and in some circumstances your death benefit) will fluctuate with changes in interest rates and performance of the underlying portfolios. You assume the risk that your Account Value may decline or not perform to your expectations. Each underlying portfolio has various investment risks and some have greater risks than others.

         As mentioned above, the investment performance of any Investment Option may be good or bad. Your Policy value will rise or fall based on the investment performance of the underlying portfolios of the Subaccounts you select. The fund prospectuses accompanying this Policy prospectus provide comprehensive discussion of the risks of each underlying portfolio. There is no assurance that any underlying portfolio will meet its objectives.

Lapse Risks.
         If the Cash Surrender Value is not sufficient to pay charges when due, your Policy can terminate, or "lapse." This can happen if you have not paid enough premiums or if the Investment Options you selected experienced poor performance or because of a combination of both factors. You will be given a "grace period" within which to make additional premium payments to keep the Policy from lapsing. Even if the Policy does lapse, you may be given the opportunity to reinstate the Policy by making the required premium payments and satisfying certain other conditions.

         Since partial withdrawals reduce your Account Value, partial withdrawals increase the risk of lapse. Policy Debt also increases the risk of lapse.

Limitations on Access.
         As mentioned above, partial withdrawals may have certain limits and restrictions. As well, Policy Debt, partial withdrawals and Surrender may be subject to income tax and penalty tax. Policy Debt and partial withdrawals will decrease death benefit protection and may cause the Policy to lapse, in which case you would have no coverage. Even if you pay Planned Periodic Premiums, your Policy could lapse if the Cash Surrender Value is not enough to pay the Monthly Deduction.

Transfer Risks.
         There is a risk that you will not be able to transfer your Account Value from one Investment Option to another because of limits on the dollar amount or frequency of transfers you can make. Limitations on transfers out of the Fixed Account are more restrictive than those that apply to transfers out of the Subaccounts.

Early Surrender Risks.
         Depending on the Account Value at the time you are considering Surrender, there may be little or no Cash Surrender Value payable to you.

Ameritas Advisor VUL                   4

Market Timing Risks.
         Investments in variable life insurance products can be a prime target for abusive transfer activity because these products value their Subaccounts on a daily basis and allow transfers among Subaccounts without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of Subaccounts in reaction to market news or to exploit a perceived pricing inefficiency. Whatever the reason, long-term investors in a Subaccount can be harmed by frequent transfer activity since such activity may expose the investment account's underlying portfolio to increased portfolio transaction costs and/or disrupt the portfolio manager's ability to effectively manage the portfolio's investments in accordance with the portfolio's investment objectives and policies, both of which may result in dilution with respect to interests held for long-term investment.

         To discourage disruptive frequent trading activity, we impose restrictions on transfers (See the Disruptive Trading Procedures section.) and reserve the right to change, suspend or terminate telephone, facsimile and Internet transaction privileges (See the Transfers section.). In addition, we reserve the right to take other actions at any time to restrict trading, including, but not limited to: (i) restricting the number of transfers made during a defined period, (ii) restricting the dollar amount of transfers, and
(iii) restricting transfers into and out of certain Subaccounts. We also reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the underlying portfolio.

         While we seek to identify and prevent disruptive frequent trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventing all disruptive frequent trading and avoiding harm to long-term investors.

Tax Risks.
         Death benefits for individually owned life insurance generally are not subject to income tax. Other federal and state taxes may apply. In general, you will be taxed on the amount of a distribution if it exceeds the investment in the Policy (premiums paid). Any taxable distributions are treated as ordinary income (rather than as capital gains) for tax purposes.

         In order for you to receive the tax benefits extended to life insurance under the Internal Revenue Code (the "Code"), your Policy must comply with certain requirements of the Code. We will monitor your Policy for compliance with these requirements, but a Policy might fail to qualify as life insurance in spite of our monitoring. If this were to occur, you would be subject to income tax on the income credited to your Policy for the period of disqualification and all subsequent periods. The tax laws also contain a so-called "7 pay limit" that limits the amount of premium that can be paid in relation to the Policy's death benefit. If the limit is violated, the Policy will be treated as a "modified endowment contract," which can have adverse tax consequences. (See the Tax Matters section.) There are also certain Treasury Department rules referred to as the "investor control rules" that determine whether you would be treated as the "owner" of the assets underlying your Policy. If that were determined to be the case, you would be taxed on any income or gains those assets generate. In other words, you would lose the value of the so-called "inside build-up" that is a major benefit of life insurance.

         There is a tax risk associated with Policy Debt. Although no part of a loan is treated as income to you when the loan is made (unless your Policy is a "modified endowment contract"), Surrender or lapse of the Policy could result in the loan being treated as a distribution at the time of lapse or Surrender. This could result in considerable taxable income. Under certain circumstances involving large amounts of outstanding loans and an insured person of advanced age, the Owner might find they have to pay additional premium to keep their Policy from lapsing and to avoid a significant tax burden if the Policy should lapse.

         Tax consequences of ownership or receipt of Policy proceeds under federal, state and local estate, inheritance, gift and other tax laws can vary greatly depending upon the circumstances of each Owner or beneficiary. There can also be unfavorable tax consequences on such things as the change of Policy ownership or assignment of ownership interests. For these and all the other reasons mentioned above, we recommend you consult with a qualified tax adviser before buying the Policy and before exercising certain rights under the Policy.

         Buying a Policy might not be advisable if it is just replacing existing life insurance. You may wish to consult with your financial or insurance adviser.

Ameritas Advisor VUL                   5

CHARGES
--------------------------------------------------------------------------------
         Some charges are rounded.  Charges may be less in certain states.

         POLICY CHARGES

         The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you pay a premium, make a partial withdrawal, or transfer Account Value between Investment Options.

--------------------------------------------------- ----------------------- -------------------- --------------------
                                                                                   Guaranteed
   TRANSACTION CHARGES                                    When Deducted             Maximum              Current
--------------------------------------------------- ----------------------- -------------------- --------------------

PREMIUM CHARGE                                      When each premium is            5%                  3.5%
Calculated as a percentage of each premium          paid.
payment.
(This charge partially offsets state and local
taxes. State premium tax rates range from 0.5%
to 3.5% of premium paid. See the CHARGES EXPLAINED
section for more information.)
--------------------------------------------------- ----------------------- -------------------- --------------------
PARTIAL WITHDRAWAL CHARGE                           Upon each withdrawal.           $50                  $0
--------------------------------------------------- ----------------------- -------------------- --------------------
TRANSFER CHARGE (per transfer)                      First 15 transfers
                                                    per year:                       $0                   $0
                                                    Each additional
                                                    transfer:                       $10                  $0
--------------------------------------------------- ----------------------- -------------------- --------------------

         The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, to equal the annualized charges shown, not including Subaccount portfolio operating fees and expenses.

---------------------------------------------------- ---------------------- --------------------- ---------------------
 PERIODIC CHARGES
(other than Subaccount portfolio operating             When Deducted              Guaranteed            Current
expenses)                                                                        Maximum (annual)       (annual)
---------------------------------------------------- ---------------------- --------------------- ---------------------
MONTHLY DEDUCTIONS FROM ACCOUNT VALUE
     Several of the charges below vary based on individual characteristics. The cost shown for these charges may not be representative of the charge you will pay. Ask for a Policy illustration or see your Policy for the charge applicable to you.
---------------------------------------------------- ---------------------- --------------------- ---------------------
                                                                             Varies (1)           Varies (2)
COST OF INSURANCE                                           Monthly          Minimum       $0.18  Minimum      $0.11
Rates are per $1,000 of the net amount at risk                               Maximum    $1000.00  Maximum   $1000.00
                                                                             Example (3)   $2.55  Example (3)  $1.46
---------------------------------------------------- ---------------------- --------------------- ---------------------
MONTHLY ADMINISTRATIVE CHARGE
       Specified Amounts $100,000 - $249,999                Monthly                  $120                 $120
                Specified Amounts $250,000 +                                         $120                  $90
---------------------------------------------------- ---------------------- --------------------- ---------------------
                                                       Monthly during the    Varies (2)            Varies (2)
MONTHLY SPECIFIED AMOUNT CHARGE                       first 10 Policy years  Policy year 2:        Policy year 2:
Rates are per $1,000 of Specified Amount.            or the first 10 Policy  Minimum        $0.00  Minimum       $0.00
                                                     years after an increase Maximum        $1.23  Maximum       $1.02
                                                       in Specified Amount.  Examples (4,5) $0.54  Example (4,6) $0.45
-----------------------------------------------------------------------------------------------------------------------
DAILY DEDUCTIONS FROM SEPARATE ACCOUNT ASSETS
        (to equal the annual percentage stated of the Account Value in the Subaccounts)
---------------------------------------------------- ---------------------- --------------------- ---------------------
RISK CHARGE (for mortality and expense risk)
                             Policy years 1-15               Daily                 0.90%               0.70%
                              Policy years 16+                                     0.30%               0.10%
---------------------------------------------------- ---------------------- --------------------- ---------------------

Periodic Charges Table Footnotes:
     (1) Rate varies by Insured's gender, risk class and Attained Age.
     (2) Rate varies by Insured's gender, Issue Age, risk class, Specified Amount, and the amount of time you have had your Policy.
     (3) "Example" charges assume an Insured who is male, best risk class, age 45 when the Policy is issued, a Specified Amount of $250,000, and that the Policy is in its second Policy year.
     (4) "Example" charges assume an Insured who is male, best risk class, age 25 when the Policy is issued, a Specified Amount of $100,000, and that the Policy is in its second Policy year.
     (5) The annual rate is $0.1980 in year 1, $0.5388 in years 2-6, $0.4308 in year 7, $0.3228 in year 8, $0.2160 in year 9, $0.1080 in year 10, and $0.00 thereafter. These same rates would apply for an increase in Specified Amount at Attained Age 25.
     (6) The annual rate is $0.1644 in year 1, $0.4488 in years 2-6, $0.3588 in year 7, $0.2688 in year 8, $0.1800 in year 9, $0.0900 in year 10, and $0.00 thereafter. These same rates would apply for an increase in Specified Amount at Attained Age 25.

Ameritas Advisor VUL                   6

---------------------------------------------------------------------------------------------------------------------
                                                                                 Guaranteed            Current
 COST OF OPTIONAL FEATURES                                 When Deducted      Maximum (annual)        (annual)
------------------------------------------------------ -------------------- -------------------- --------------------
 ACCELERATED BENEFIT RIDER                                     N/A                No Cost              No Cost
------------------------------------------------------ -------------------- -------------------- --------------------
 CHILDREN'S INSURANCE RIDER                                  Monthly               $5.76                $5.76
 Rate is per $1,000 of the rider benefit amount.
------------------------------------------------------ -------------------- -------------------- --------------------
 PAID-UP INSURANCE BENEFIT ENDORSEMENT                    When Benefit             3.5%                 3.5%
 Calculated as a percentage times the Account Value.         Elected
------------------------------------------------------ -------------------- -------------------- --------------------
 TERM INSURANCE RIDER                                                       Varies (1)            Varies (1)
 Rates are per $1,000 of the rider benefit amount.           Monthly        Minimum       $0.18   Minimum      $0.13
                                                                            Maximum    $1000.00   Maximum    $950.00
                                                                            Example (2)   $2.55   Example (2)  $0.97
------------------------------------------------------ -------------------- -------------------- --------------------
 WAIVER OF MONTHLY DEDUCTION RIDER                                          Varies (1)            Varies (1)
 Rates are per $100 of the Monthly Deduction.                Monthly        Minimum       $1.48   Minimum      $1.48
                                                                            Maximum      $17.28   Maximum     $17.28
                                                                            Example (2)   $4.48   Example (2)  $4.48
------------------------------------------------------ -------------------- -------------------- --------------------

Cost of Optional Features Table Footnotes:
    (1) Rate varies by Insured's gender, risk class and Attained Age.
    (2) "Example" charges assume an Insured who is male, best risk class, age 45 when the rider is issued, and that the rider coverage is in its second year.

         We currently do not assess a separate charge against our Separate Account or Fixed Account for any income taxes. We may, however, make such a charge in the future if income or gains within the Separate Account will incur any income tax liability, or if tax treatment of our Company changes.

         The next table describes interest rates charged on amounts borrowed from the Policy, net of 3.0% annual credited interest rate.

--------------------------------------------------- ----------------------- -------------------- --------------------
                                                                                 Guaranteed
NET INTEREST CHARGED ON LOANS                            When Deducted             Maximum             Current
--------------------------------------------------- ----------------------- -------------------- --------------------
LOAN ACCOUNT  (effective annual rates)
   Regular Loan Interest Rate                               Upon each              1.0%                 1.0%
   Preferred Loan Interest Rate  (available only              Policy
   after five Policy years, on only a portion               Anniversary.           0.5%                 0.0%
   of the Policy Debt)
--------------------------------------------------- ----------------------- -------------------- --------------------

         PORTFOLIO COMPANY OPERATING EXPENSES (for the year ended December 31,
         2012)

         The next table shows the minimum and maximum total operating expenses charged by the portfolio companies, before and after any waivers or reductions, that you may pay periodically during the time that you own the Policy, followed by a chart showing additional information for each portfolio. Actual fees and expenses for the underlying portfolios vary daily, so expenses for any given day may be greater or less than listed. More detail concerning each portfolio's fees and expenses is contained in the prospectus for that portfolio.

---------------------------------------------------------------------------- -------------------- --------------------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES
     Expenses that are deducted from portfolio assets, including                    Minimum           Maximum
     management fees, distribution and/or service (12b-1) fees, and other expenses
------------------------------------------------------------------------------- ------------------ ------------------
Before any Waivers and Reductions                                                    0.16%(1)          1.88%(2)
------------------------------------------------------------------------------- ------------------ ------------------
After any Waivers and Reductions (explained in the footnotes
at the end of this section)                                                          0.16%(1)          1.88%(2)
------------------------------------------------------------------------------- ------------------ ------------------

(1) Vanguard(R) VIF Money Market Portfolio
(2) Rydex Guggenheim U.S. Long Short Momentum Fund

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Total
                                                                                                                     Expenses
                                                                                 Acquired               Waivers    after Waivers
                                                 Management   12b-1    Other     Fund Fees     Total      and           and
    Subaccount's underlying                         Fees      Fees**   Fees         and      Portfolio Reductions   Reductions,
    Portfolio Name*                                                              Expenses***   Fees   (Recoupment)    if any
----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP, Class I
----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                       1.00%        -     0.01%          -        1.01%        -           1.01%
----------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE PRODUCTS (CVP)(1)
----------------------------------------------------------------------------------------------------------------------------------
VP EAFE International Index, Class I                0.66%        -     0.30%          -        0.96%        -           0.96%
----------------------------------------------------------------------------------------------------------------------------------
VP Natural Resources                                0.65%        -     0.14%       0.60%       1.39%        -           1.39%
----------------------------------------------------------------------------------------------------------------------------------
VP S&P 500 Index****                                0.35%        -     0.10%          -        0.45%     0.03%          0.42%
----------------------------------------------------------------------------------------------------------------------------------

Ameritas Advisor VUL                   7

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Total
                                                                                                                     Expenses
                                                                                 Acquired               Waivers    after Waivers
                                                 Management   12b-1    Other     Fund Fees     Total      and           and
    Subaccount's underlying                         Fees      Fees**   Fees         and      Portfolio Reductions   Reductions,
    Portfolio Name*                                                              Expenses***   Fees   (Recoupment)    if any
----------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES (CVS)(1)
----------------------------------------------------------------------------------------------------------------------------------
VP SRI Balanced*****                                0.70%        -     0.20%          -        0.90%        -           0.90%
----------------------------------------------------------------------------------------------------------------------------------
VP SRI Equity*****                                  0.70%        -     0.53%          -        1.23%     0.11%          1.12%
----------------------------------------------------------------------------------------------------------------------------------
DIMENSIONAL FUND ADVISORS
----------------------------------------------------------------------------------------------------------------------------------
VA Global Bond(1)                                   0.24%        -     0.05%          -        0.29%        -           0.29%
----------------------------------------------------------------------------------------------------------------------------------
VA International Small(1)                           0.50%        -     0.13%          -        0.63%        -           0.63%
----------------------------------------------------------------------------------------------------------------------------------
VA International Value(1)                           0.40%        -     0.10%          -        0.50%        -           0.50%
----------------------------------------------------------------------------------------------------------------------------------
VA Short-Term Fixed(1)                              0.25%        -     0.05%          -        0.30%        -           0.30%
----------------------------------------------------------------------------------------------------------------------------------
VA U.S. Large Value(1)                              0.25%        -     0.05%          -        0.30%        -           0.30%
----------------------------------------------------------------------------------------------------------------------------------
VA U.S. Targeted Value(1)                           0.35%        -     0.06%          -        0.41%        -           0.41%
----------------------------------------------------------------------------------------------------------------------------------
DWS VS I, Class A
----------------------------------------------------------------------------------------------------------------------------------
Capital Growth VIP                                  0.37%        -     0.13%          -        0.50%        -           0.50%(1)
----------------------------------------------------------------------------------------------------------------------------------
DWS VS II, Class A
----------------------------------------------------------------------------------------------------------------------------------
Global Growth VIP                                   0.92%        -     0.50%          -        1.42%     0.38%          1.04%(2)
----------------------------------------------------------------------------------------------------------------------------------
Small Mid Cap Value VIP                             0.65%        -     0.17%          -        0.82%        -           0.82%(1)
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY (R) VIP, Initial Class
----------------------------------------------------------------------------------------------------------------------------------
Contrafund (R)                                      0.56%        -     0.08%          -        0.64%        -           0.64%
----------------------------------------------------------------------------------------------------------------------------------
Equity-Income                                       0.46%        -     0.10%          -        0.56%(1)     -           0.56%
----------------------------------------------------------------------------------------------------------------------------------
High Income                                         0.56%        -     0.12%          -        0.68%        -           0.68%
----------------------------------------------------------------------------------------------------------------------------------
Investment Grade Bond                               0.31%        -     0.11%          -        0.42%        -           0.42%
----------------------------------------------------------------------------------------------------------------------------------
Mid Cap                                             0.56%        -     0.09%          -        0.65%        -           0.65%
----------------------------------------------------------------------------------------------------------------------------------
Overseas                                            0.71%        -     0.14%          -        0.85%        -           0.85%
----------------------------------------------------------------------------------------------------------------------------------
Strategic Income                                    0.56%        -     0.13%          -        0.69%        -           0.69%
----------------------------------------------------------------------------------------------------------------------------------
FTVIPT, Class 2
----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Bond                               0.46%     0.25%    0.09%          -        0.80%        -           0.80%
Securities(1)
----------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I., Series I
----------------------------------------------------------------------------------------------------------------------------------
International Growth                                0.71%        -     0.30%          -        1.01%        -           1.01%
----------------------------------------------------------------------------------------------------------------------------------
MFS(R) VIT, Initial Class
----------------------------------------------------------------------------------------------------------------------------------
Research International                              0.90%        -     0.20%          -        1.10%        -           1.10%
----------------------------------------------------------------------------------------------------------------------------------
Utilities                                           0.74%        -     0.08%          -        0.82%        -           0.82%
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT, Administrative Class
----------------------------------------------------------------------------------------------------------------------------------
CommodityRealReturn(R) Strategy                     0.74%        -     0.26%(1)    0.14%       1.14%(2)  0.14%(3)       1.00%(4)
----------------------------------------------------------------------------------------------------------------------------------
Total Return                                        0.50%        -     0.15%          -        0.65%        -           0.65%
----------------------------------------------------------------------------------------------------------------------------------
RYDEX
----------------------------------------------------------------------------------------------------------------------------------
Guggenheim U.S. Long Short Momentum                 0.90%        -     0.96%       0.02%       1.88%        -           1.88%(1)
----------------------------------------------------------------------------------------------------------------------------------
Precious Metals                                     0.75%        -     0.82%          -        1.57%        -           1.57%
----------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE
----------------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth                                    0.85%        -        -           -        0.85%        -           0.85%
----------------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE (1)
----------------------------------------------------------------------------------------------------------------------------------
Value                                               0.90%        -     0.37%          -        1.27%    (0.01%)         1.28%
----------------------------------------------------------------------------------------------------------------------------------
UIF, Class I
----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity                             1.25%        -     0.40%          -        1.65%     0.23%          1.42%(1)
----------------------------------------------------------------------------------------------------------------------------------
VANGUARD(R) VIF
----------------------------------------------------------------------------------------------------------------------------------
Balanced                                            0.19%        -     0.07%          -        0.26%        -           0.26%
----------------------------------------------------------------------------------------------------------------------------------
Diversified Value                                   0.21%        -     0.14%          -        0.35%        -           0.35%
----------------------------------------------------------------------------------------------------------------------------------
Equity Income                                       0.19%        -     0.14%          -        0.33%        -           0.33%
----------------------------------------------------------------------------------------------------------------------------------
Equity Index                                        0.13%        -     0.04%          -        0.17%        -           0.17%
----------------------------------------------------------------------------------------------------------------------------------
Growth                                              0.24%        -     0.17%          -        0.41%        -           0.41%
----------------------------------------------------------------------------------------------------------------------------------
High Yield Bond                                     0.19%        -     0.10%          -        0.29%        -           0.29%
----------------------------------------------------------------------------------------------------------------------------------
International                                       0.25%        -     0.24%          -        0.49%        -           0.49%
----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Index                                       0.20%        -     0.06%          -        0.26%        -           0.26%
----------------------------------------------------------------------------------------------------------------------------------
Money Market                                        0.12%        -     0.04%          -        0.16%        -           0.16%
----------------------------------------------------------------------------------------------------------------------------------
REIT Index                                          0.24%        -     0.04%          -        0.28%        -           0.28%
----------------------------------------------------------------------------------------------------------------------------------
Small Company Growth                                0.20%        -     0.18%          -        0.38%        -           0.38%
----------------------------------------------------------------------------------------------------------------------------------
Total Bond Market Index                             0.16%        -     0.04%          -        0.20%        -           0.20%
----------------------------------------------------------------------------------------------------------------------------------
Total Stock Market Index                               -         -        -        0.18%       0.18%        -           0.18%
----------------------------------------------------------------------------------------------------------------------------------

Ameritas Advisor VUL                   8
CVP (1) The Investment Advisor, Calvert Investment Management, Inc., has contractually agreed to limit direct net annual portfolio operating expenses through April 30, 2014, as shown below. Under the terms of the contractual expense limitation, operating expenses do not include acquired fund fees and expenses, interest expense, brokerage commissions, taxes and extraordinary expenses. Only the Board of Directors of the portfolios may terminate a portfolio's expense cap before the contractual period expires.
          VP EAFE International Index, Class I 0.99%
          VP Natural Resources 0.79%
          VP S&P 500 Index 0.42%
CVS (1) The Investment Advisor, Calvert Investment Management, Inc., has contractually agreed to limit direct net annual portfolio operating expenses through April 30, 2014, to 1.12% for VP SRI Equity. Under the terms of the contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. Only the Board of Directors of the portfolios may terminate a portfolio's expense cap before the contractual period expires.
Dimensional (1) "Other Fees" include expenses incurred by the fund, including custody, accounting, and administrative expenses. The fees and expenses shown are as of the fund's most recent fiscal year, October 31, 2012.
DWS (1) Through September 30, 2013, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at 0.75% for Capital Growth, and 0.84% for Small Mid Cap Value, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest. The agreement may only be terminated with the consent of the fund's Board.
DWS (2) Through September 30, 2013, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at 0.90% for Global Growth, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest. Effective October 1, 2013 through April 30, 2014, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at ratios no higher than 1.04% for Global Growth. The agreement may only be terminated with the consent of the fund's Board.
Fidelity (1) Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
FTVIPT (1) The Fund administration fee is paid indirectly through the management fee.
PIMCO (1) "Other Fees" reflect interest expense and is based on the amount incurred during the Portfolio's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. Interest expense is required to be treated as a Portfolio expense for accounting purposes and is not payable to PIMCO. The amount of the interest expense (if any) will vary based on the Portfolio's use of such investments as an investment strategy. PIMCO (2) Total Portfolio Fees excluding interest expense is 1.03%.
PIMCO (3) PIMCO has contractually agreed to waive the Portfolio's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio I Ltd. (the "CRRS Subsidiary") to PIMCO. The CRRS Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect as long as PIMCO's contract with the CRRS Subsidiary is in place.
PIMCO (4) Total Expenses after Waivers and Reductions, if any, excluding interest expense is 0.89%.
Rydex (1) Includes 0.13% Short Dividend Expense. Short Dividend Expense occurs because the Fund short-sells equity securities to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the dividend rate of the equity security to the lender and records this as an expense of the Fund and reflects the expense in its financial statements. However, any such dividend on a security sold short generally has the effect of reducing the market value of the shorted security - thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on its short sale transaction. "Short Dividend Expense" is not a fee charged to the shareholder by the Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund.
Third Avenue (1) The Fund's advisor has contractually agreed, for a period of one year from April 30, 2013, to waive receipt of advisory fees and/or reimburse Fund expenses in order to limit total annual expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.30% of average daily net assets, subject to later reimbursement in certain circumstances. The advisor recovered previously waived fees of 0.01% for the Fund for the year ended December 31, 2012.
UIF (1) The Portfolios' "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Portfolio Fees, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.42% for Emerging Markets Equity. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
* Short cites are used in this list. The INVESTMENT OPTIONS section uses complete portfolio names.
** Portfolios pay 12b-1 fees to us pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows investment companies to pay fees out of portfolio assets to those who sell and distribute portfolio shares. Some portfolios may also pay 0.05 to 0.25 percent of annual portfolio assets for our providing shareholder support and marketing services.
*** Some portfolios invest in other investment companies (the "acquired portfolios"). In these instances, portfolio shareholders indirectly bear the fees and expenses of the acquired portfolios.
**** "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500,"
     and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P as set forth in the Licensing Agreement between us and S&P.
*****Sustainable and Responsible Investment ("SRI")

Ameritas Advisor VUL                   9

CHARGES EXPLAINED
--------------------------------------------------------------------------------
         The following repeats and adds to information provided in the CHARGES section where the amount of each charge is shown. Please review both prospectus sections for information on charges. For those Policies issued on a unisex basis in certain states or in certain cases, gender-distinct rates do not apply. Certain charges expressly permit you to designate the Investment Options from which the charge is to be deducted. If there are insufficient funds in such a designated Investment Option, and for all other charges deducted from total Account Value, charges are deducted Pro-Rata from your selected Subaccount and Fixed Account Investment Options.

         TRANSACTION CHARGES

o        Premium Charge
         We currently charge a percentage of each Policy premium payment we receive as a Premium Charge. This charge partially offsets premium taxes imposed by some states and local governments and federal taxes on certain capitalized acquisition expenses. We do not expect to profit from this charge. Our current charge is less than our guaranteed maximum amount for this charge.

o        Surrender Charge
         This Policy has no surrender charge.

o        Partial Withdrawal Charge
         Upon a partial withdrawal from your Policy, we may assess a partial withdrawal charge. This partial withdrawal charge will be allocated the same as the partial withdrawal itself. Taxes and tax penalties may apply.

o        Transfer Charge
         We may charge a transfer charge for any transfer in excess of 15 transfers per Policy year. You may tell us how to allocate the transfer charge.

         PERIODIC CHARGES:
         MONTHLY DEDUCTIONS FROM ACCOUNT VALUE

         On each Monthly Date, we will deduct an amount from your Account Value to pay us for providing the benefits of the Policy. This amount is called the Monthly Deduction. It equals the sum of monthly charges for the cost of insurance, administrative charge, specified amount charge, and the costs of any riders. You may tell us how to allocate the Monthly Deduction.

o        Cost of Insurance Charge
         The cost of insurance rate per $1,000 of Net Amount at Risk cannot exceed the guaranteed cost of insurance rate that is set forth in the Policy. The maximum cost of insurance each month can be determined by using the guaranteed cost of insurance rate in the formula for cost of insurance, below.

         The cost of insurance charge is for providing insurance protection under the Policy. Because the cost of insurance charge depends upon several variables, the cost for each Policy can vary from month to month. The cost of insurance rate for the Specified Amount of insurance coverage varies by the Insured's gender, Issue Age, risk class, Specified Amount and the length of time the Policy has been in force. The cost of insurance rate for an increase in Specified Amount varies by the Insured's gender, age and risk class at the time of the increase, Specified Amount and the length of time the Policy has been in force since the increase. We may use current cost of insurance rates less than those shown in the Policy, and reserve the right to change them so long as they do not exceed the maximum rates shown in the Policy. Changes will apply equally to similarly situated Policy Owners and be based on changes in future expectations of factors such as investment earnings, mortality, persistency, and expenses. We expect a profit from this charge. Ask for a Policy illustration or see your Policy for the charge(s) applicable to you.

         The Cost of Insurance each month equals:
          -    The Net Amount at Risk for the month; multiplied by
          - The cost of insurance rate per $1,000 of Net Amount at Risk; divided by
          -    $1,000.

Ameritas Advisor VUL                   10

o        Administrative Charge
         This monthly charge partially compensates us for our costs in issuing and administering the Policy and operating the Separate Account. We do not anticipate making a profit from this charge. The maximum monthly administrative charge is shown on your Policy schedule.

o        Specified Amount Charge
         For certain risk classes and Issue Ages, the maximum cost of insurance rates and other Policy charges are insufficient to cover our costs in issuing and administering the Policy, operating the Separate Account, and providing the benefits under the Policy. The Specified Amount charge partially compensates us for these costs. We do not anticipate making a profit from this charge. The maximum monthly Specified Amount charge, if any, is shown on your Policy schedule. Any increase in Specified Amount will result in an additional monthly Specified Amount charge, unless the applicable rate at the time of the increase is zero.

o        Costs of Optional Features
         The cost for any optional features you select (sometimes called Policy "Riders") is also deducted monthly from Account Value. See the CHARGES section for information about the costs of these features, and refer to APPENDIX A for descriptions of these features. Optional features may not be available in all states.

         PERIODIC CHARGES:
         DAILY DEDUCTIONS FROM SEPARATE ACCOUNT ASSETS

         The following charges are applied daily to Separate Account assets in determining the daily Accumulation Unit value of each Subaccount.

o        Risk Charge
         The Risk Charge is for the mortality risks we assume - that Insureds may live for shorter periods of time than we estimate, and also compensates us for the Policy expense risks we assume. If this charge exceeds our actual costs to cover these risks, the excess goes to our general account. Conversely, if this charge is not enough, we bear the additional expense, not you. We expect a profit from this charge.

o        Policy Debt
         If you borrow from your Account Value, interest accrues on outstanding loan amounts. After five Policy years, a lower interest rate may be available for a portion of your Policy Debt. See the POLICY LOANS section for more information on applicable interest rates.

o        Portfolio Charges
         Each Subaccount's underlying portfolio has investment advisory expenses. These expenses, as of the end of each portfolio's last fiscal year, are stated in this prospectus' CHARGES section and described in more detail in each portfolio's prospectus. A portfolio's charges and expenses are not deducted from your Account Value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These charges and expenses help to pay the portfolio's investment adviser and operating expenses.

INVESTMENT OPTIONS
--------------------------------------------------------------------------------
         The Policy allows you to choose from a wide array of Investment Options
- each chosen for its potential to meet specific investment objectives.

         You may allocate all or a part of your premiums among the Separate Account variable Investment Options ("Subaccounts") or the Fixed Account option. Allocations must be in whole percentages and total 100%. The Subaccounts, which invest in underlying portfolios, are listed and described in this section of this prospectus.

Ameritas Advisor VUL                   11

         SEPARATE ACCOUNT VARIABLE INVESTMENT OPTIONS

         The Separate Account provides you with variable Investment Options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Account Value of your Policy depends directly on the investment performance of the portfolios that you select.

     The underlying portfolios in the Separate Account are NOT publicly traded mutual funds, and are NOT the same as other publicly traded mutual funds with very similar names. The portfolios are only available as separate account Investment Options in life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans.
     Even if the investment objectives and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.
     Read the prospectuses for the underlying portfolios together with this prospectus for more information

         The Separate Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account or Ameritas Life. Under Nebraska law, we own the Separate Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain on business unrelated to the Separate Account. Our Separate Account may be (i) operated as an investment management company or any other form permitted by law,
(ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts.

         Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable Investment Options' underlying portfolios. We do not make any representations about their future performance.

                 You bear the risk that the variable Investment
                    Options you select may fail to meet their
                 objectives, that they could decrease in value,
                       and that you could lose principal.

         Each Subaccount's underlying portfolio operates as a separate variable Investment Option, and generally the income or loss of one has no effect on the investment performance of any other. Complete descriptions of each portfolio's investment objectives and restrictions and other material information related to an investment in the variable Investment Option are contained in the prospectuses for each of the underlying portfolios which accompany this prospectus. You should read the prospectus for an underlying portfolio for more information about that portfolio, including detailed information about the portfolio's fees and expenses, investment strategy and investment objectives, restrictions, and potential risks. To get a copy of any portfolio prospectus, contact your representative or us as shown on the Table of Contents page or the last page of this prospectus.

The value of your Policy will increase or decrease based on the investment performance of the variable Investment Options you choose. The investment results of each variable Investment Option are likely to differ significantly, and vary over time. They do not earn a fixed interest rate. Please consider carefully, and on a continuing basis, which Investment Options best suit your long-term investment objectives and risk tolerance.

Ameritas Advisor VUL                   12

         The Subaccount underlying portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. There is no assurance the investment objectives will be met.

--------------------------------------------------------------------------------------------------------------------------------
                              FUND NAME                                                   INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                         Portfolio Type / Summary of Investment Objective
---------------------------------------------------------------------  ---------------------------------------------------------
                   American Century Investments                               American Century Investment Management, Inc.
---------------------------------------------------------------------  ---------------------------------------------------------
American Century VP Mid Cap Value Fund, Class I                        Long-term capital growth; income is secondary.
---------------------------------------------------------------------  ---------------------------------------------------------
                 Calvert Variable Products, Inc.*                                Calvert Investment Management, Inc.
---------------------------------------------------------------------  ---------------------------------------------------------
Calvert VP EAFE International Index Portfolio, Class I - World         Index:  MSCI EAFE Index.
Asset Management, Inc.
---------------------------------------------------------------------  ---------------------------------------------------------
Calvert VP Natural Resources Portfolio - Ameritas Investment           Capital growth.
Partners, Inc. ("AIP")
---------------------------------------------------------------------  ---------------------------------------------------------
Calvert VP S&P 500 Index Portfolio - AIP                               Index:  S&P 500 Index.
(Calvert VP SRI Strategic Portfolio prior to merger April 30, 2013)
---------------------------------------------------------------------  ---------------------------------------------------------
                 Calvert Variable Series, Inc.*                                   Calvert Investment Management, Inc.
---------------------------------------------------------------------  ---------------------------------------------------------
Calvert VP SRI Balanced Portfolio - Equity Portion: New                Income and capital growth.
Amsterdam Partners LLC; Fixed Income Portion: No Subadviser
---------------------------------------------------------------------  ---------------------------------------------------------
Calvert VP SRI Equity Portfolio - Atlanta Capital Management           Capital growth.
Company, LLC
---------------------------------------------------------------------  ---------------------------------------------------------
             DFA Investment Dimensions Group Inc.                                   Dimensional Fund Advisors LP
---------------------------------------------------------------------  ---------------------------------------------------------
VA Global Bond Portfolio                                               Market rate of return for a fixed income portfolio with
                                                                       low relative volatility of returns.
---------------------------------------------------------------------  ---------------------------------------------------------
VA International Small Portfolio - Dimensional Fund Advisors           Long-term capital appreciation.
Ltd. ("DFAL") and DFA Australia Limited ("DFAA")
---------------------------------------------------------------------  ---------------------------------------------------------
VA International Value Portfolio - DFAL and DFAA                       Long-term capital appreciation.
---------------------------------------------------------------------  ---------------------------------------------------------
VA Short-Term Fixed Portfolio                                          Stable real return in excess of the rate of inflation
                                                                       with a minimum of risk.
---------------------------------------------------------------------  ---------------------------------------------------------
VA U.S. Large Value Portfolio                                          Long-term capital appreciation.
---------------------------------------------------------------------  ---------------------------------------------------------
VA U.S. Targeted Value Portfolio                                       Long-term capital appreciation.
---------------------------------------------------------------------  ---------------------------------------------------------
                       DWS Variable Series I                                  Deutsche Investment Management Americas Inc.
---------------------------------------------------------------------  ---------------------------------------------------------
DWS Capital Growth VIP Portfolio, Class A                              Long-term growth of capital.
---------------------------------------------------------------------  ---------------------------------------------------------
                      DWS Variable Series II                                  Deutsche Investment Management Americas Inc.
---------------------------------------------------------------------  ---------------------------------------------------------
DWS Global Growth VIP Portfolio, Class A - (named DWS Global           Long-term capital growth.
Thematic VIP Portfolio prior to May 1, 2013)
---------------------------------------------------------------------  ---------------------------------------------------------
DWS Small Mid Cap Value VIP Portfolio, Class A - Dreman Value          Long-term capital appreciation.
Management, L.L.C. (named DWS Dreman Small Mid Cap
Value VIP Portfolio prior to May 1, 2013)
---------------------------------------------------------------------  ---------------------------------------------------------
              Fidelity(R) Variable Insurance Products                            Fidelity Management & Research Company
---------------------------------------------------------------------  ---------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio, Initial Class 2,4             Long-term capital appreciation.
---------------------------------------------------------------------  ---------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio, Initial Class 2,4             Index:  S&P 500(R) Index.
---------------------------------------------------------------------  ---------------------------------------------------------
Fidelity(R) VIP High Income Portfolio, Initial Class 2,4               Income and growth.
---------------------------------------------------------------------  ---------------------------------------------------------
Fidelity(R) VIP Investment Grade Bond Portfolio, Initial Class 1,4     Bond.
---------------------------------------------------------------------  ---------------------------------------------------------
Fidelity(R) VIP Mid Cap Portfolio, Initial Class 2,4                   Long-term growth.
---------------------------------------------------------------------  ---------------------------------------------------------
Fidelity(R) VIP Overseas Portfolio, Initial Class 2,4                  Long-term growth.
---------------------------------------------------------------------  ---------------------------------------------------------
Fidelity(R) VIP Strategic Income Portfolio, Initial Class 1,2,3,4      Income.
---------------------------------------------------------------------  ---------------------------------------------------------
 Subadvisers: (1) Fidelity Investments Money Management, Inc.; (2) FMR Co., Inc.; (3) FIL Investment Advisors (UK) Limited; and
                              (4) other investment advisers serve as sub-advisers for the fund.
---------------------------------------------------------------------  ---------------------------------------------------------
        Franklin Templeton Variable Insurance Products Trust                           Franklin Advisers, Inc.
---------------------------------------------------------------------  ---------------------------------------------------------
Templeton Global Bond Securities Fund, Class 2                         Current income, consistent with preservation of capital,
                                                                       with capital appreciation as secondary.
---------------------------------------------------------------------  ---------------------------------------------------------
                    AIM Variable Insurance Funds                                        Invesco Advisers, Inc.
                 (Invesco Variable Insurance Funds)
---------------------------------------------------------------------  ---------------------------------------------------------
Invesco V.I. International Growth Fund, Series I                       Long-term growth of capital.
---------------------------------------------------------------------  ---------------------------------------------------------
                  MFS(R) Variable Insurance Trust                              Massachusetts Financial Services Company
---------------------------------------------------------------------  ---------------------------------------------------------
MFS(R) Research International Series, Initial Class                    Seeks capital appreciation.
---------------------------------------------------------------------  ---------------------------------------------------------
MFS(R) Utilities Series, Initial Class                                 Seeks total return.
---------------------------------------------------------------------  ---------------------------------------------------------

Ameritas Advisor VUL                   13

--------------------------------------------------------------------------------------------------------------------------------
                              FUND NAME                                                   INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                         Portfolio Type / Summary of Investment Objective
---------------------------------------------------------------------  ---------------------------------------------------------
                   PIMCO Variable Insurance Trust                              Pacific Investment Management Company LLC
---------------------------------------------------------------------  ---------------------------------------------------------
PIMCO CommodityRealReturn(R) Strategy Portfolio,                       Seeks maximum real return.
Administrative Class
---------------------------------------------------------------------  ---------------------------------------------------------
PIMCO Total Return Portfolio, Administrative Class                     Seeks maximum total return.
---------------------------------------------------------------------  ---------------------------------------------------------
                      Rydex Variable Trust                                             Guggenheim Investments
---------------------------------------------------------------------  ---------------------------------------------------------
Guggenheim U.S. Long Short Momentum Fund                               Seeks long term capital appreciation.
---------------------------------------------------------------------  ---------------------------------------------------------
Rydex Precious Metals Fund                                             Seeks to provide capital appreciation by investing in U.S.
                                                                       and foreign companies that are involved in the precious
                                                                       metals sector.
---------------------------------------------------------------------  ---------------------------------------------------------
                 T. Rowe Price Equity Series, Inc.                                    T. Rowe Price Associates, Inc.
---------------------------------------------------------------------  ---------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio                               Seeks long-term capital growth.  Income is a secondary
                                                                       objective.
---------------------------------------------------------------------  ---------------------------------------------------------
                 Third Avenue Variable Series Trust                                    Third Avenue Management LLC
---------------------------------------------------------------------  ---------------------------------------------------------
Third Avenue Value Portfolio                                           Long-term capital appreciation.
---------------------------------------------------------------------  ---------------------------------------------------------
              The Universal Institutional Funds, Inc.                          Morgan Stanley Investment Management Inc.
---------------------------------------------------------------------  ---------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I - Morgan                Long-term capital appreciation by investing primarily in
Stanley Investment Management Company and Morgan                       growth oriented equity securities of issuers in emerging
Stanley Investment Management Limited                                  market countries.
---------------------------------------------------------------------  ---------------------------------------------------------
             Vanguard(R) Variable Insurance Fund **                                    The Vanguard Group. Inc. 1
                                                                                 Wellington Management Company, LLP 2
                                                                               Barrow, Hanley, Mewhinney & Strauss, LLC 3
                                                                                      Delaware Management Company 4
                                                                                    William Blair & Company, L.L.C. 5
                                                                          Schroder Investment Management North America, Inc. 6
                                                                                     Baillie Gifford Overseas Ltd. 7
                                                                                  M&G Investment Management Limited 8
                                                                                Granahan Investment Management, Inc. 9
---------------------------------------------------------------------  ---------------------------------------------------------
Vanguard(R) Balanced Portfolio 2                                       Growth and Income.
---------------------------------------------------------------------  ---------------------------------------------------------
Vanguard(R) Diversified Value Portfolio 3                              Growth and Income.
---------------------------------------------------------------------  ---------------------------------------------------------
Vanguard(R) Equity Income Portfolio 1,2                                Growth and income.
---------------------------------------------------------------------  ---------------------------------------------------------
Vanguard(R) Equity Index Portfolio 1                                   Index:  Growth and income.
---------------------------------------------------------------------  ---------------------------------------------------------
Vanguard(R) Growth Portfolio 2,4,5                                     Growth.
---------------------------------------------------------------------  ---------------------------------------------------------
Vanguard(R) High Yield Bond Portfolio 2                                Income.
---------------------------------------------------------------------  ---------------------------------------------------------
Vanguard(R) International Portfolio 6,7,8                              Growth.
---------------------------------------------------------------------  ---------------------------------------------------------
Vanguard(R) Mid-Cap Index Portfolio 1                                  Index:  Growth and income.
---------------------------------------------------------------------  ---------------------------------------------------------
Vanguard(R) Money Market Portfolio 1                                   Money Market.
---------------------------------------------------------------------  ---------------------------------------------------------
Vanguard(R) REIT Index Portfolio 1                                     Income and Growth.
---------------------------------------------------------------------  ---------------------------------------------------------
Vanguard(R) Small Company Growth Portfolio 1,9                         Growth.
---------------------------------------------------------------------  ---------------------------------------------------------
Vanguard(R) Total Bond Market Index Portfolio 1                        Index:  Bonds.
---------------------------------------------------------------------  ---------------------------------------------------------
Vanguard(R) Total Stock Market Index Portfolio 1                       Index:  S&P Total Market Index.
---------------------------------------------------------------------  ---------------------------------------------------------

* These funds are part of Ameritas Mutual Holding Company ("Ameritas"), the ultimate parent of Ameritas Life. The funds' investment adviser and Ameritas Investment Partners, Inc. (named Summit Investment Advisors, Inc. prior to May 1, 2013) are indirect subsidiaries of Ameritas. Calvert Investment Distributors, Inc., the underwriter for these funds, is also an indirect subsidiary of Ameritas.
**   Vanguard is a trademark of The Vanguard Group, Inc.

Ameritas Advisor VUL                   14

Ameritas Advisor VUL                   15

o       Adding, Deleting, or Substituting Variable Investment Options
        We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available.

        We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio if the shares of an underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account. We may add new Separate Account underlying portfolios or eliminate existing underlying portfolios, when, in our sole discretion, conditions warrant a change. In all of these situations, we will receive any necessary SEC and state approval before making any such change.

        Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts. Where permitted by applicable law, we reserve the right to remove, combine or add Subaccounts. Subaccounts may be closed to new or subsequent transfers or allocations. We will receive any necessary SEC and state approval before making any of these changes.

        We will notify you of any changes to the variable investment options.

o       Resolving Material Conflicts - Underlying Investment Interests
        In addition to serving as underlying portfolios to the Subaccounts, the portfolios are available to registered separate accounts of other insurance companies offering variable annuity and variable life insurance contracts. We do not currently foresee any disadvantages to you resulting from the fund companies selling portfolio shares to fund other products. However, there is a possibility that a material conflict of interest may arise between Policy Owners and the owners of variable contracts issued by other companies whose values are allocated to one of the portfolios. Shares of some of the portfolios may also be sold to certain qualified pension and retirement plans qualifying under section 401 of the Internal Revenue Code. As a result, there is a possibility that a material conflict may arise

Ameritas Advisor VUL                   16
between the interests of Owners or owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans. In the event of a material conflict, we will take any necessary steps to resolve the matter, including removing that portfolio as an underlying investment option of the Separate Account. The Board of Directors of each fund company will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts. See the accompanying prospectuses of the portfolios for more information. (Also see the Transfers section, Omnibus Orders.)

o       Voting Rights
        As a Policy Owner, you may have voting rights in the portfolios whose shares underlie the Subaccounts in which you invest. You will receive proxy material, reports, and other materials relating to each underlying portfolio in which you have voting rights. If you send us written voting instructions, we will follow your instructions in voting the portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote those shares in the same proportions as we vote the shares for which we have received instructions from other Policy owners. We will vote shares that we hold in the same proportions as we vote the shares for which we receive instructions from other Policy owners. It is possible that a small number of Policy owners can determine the outcome of a voting proposal. The underlying portfolios may not hold routine annual shareholder meetings.

        FIXED ACCOUNT INVESTMENT OPTION

        The Policy has one fixed interest rate option ("Fixed Account"), where we bear the investment risk. We guarantee that you will earn a minimum interest rate that will yield at least 3.0% per year, compounded annually. We may declare a higher current interest rate. However, you bear the risk that interest will remain at the minimum guaranteed rate for the life of the Policy.

         Net Premiums allocated to and transfers to the Fixed Account under the Policy become part of our general account assets, which support annuity and insurance obligations. The general account includes all of our assets, except those assets segregated in separate accounts. We have sole discretion to invest the assets of the general account, subject to applicable law, and we bear the risk that assets in the Fixed Account will perform better or worse than the interest we pay. Assets in the Fixed Account are subject to claims by creditors of the company. The focus of this prospectus is to disclose the Separate Account aspects of the Policy.

All amounts allocated to the Fixed Account become assets of our general account. The general account has not been registered with the SEC and is not subject to SEC regulation. Therefore, SEC staff have not reviewed the Fixed Account disclosures in this prospectus.

         TRANSFERS

         The Policy is designed for long-term investment. Excessive transfers such as those triggered by market timing services or other large or frequent transfers could harm other Policy owners by having a detrimental effect on investment portfolio management. In addition to the right of each portfolio to impose redemption fees on short-term trading, we may reject any specific premium allocation or transfer request, if in the judgment of a Subaccount portfolio investment adviser, a Subaccount portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or if Policy Owners would otherwise potentially be adversely affected.

         We consider any transfer of money out of a Subaccount within 60 days of a purchase to be evidence of possible market timing. We will not execute such a trade until we provide the underlying portfolio's investment adviser with information about it for an opportunity to evaluate the transfer pursuant to the investment adviser's own standards, as stated in the Subbacount's underlying portfolio prospectus. Ultimately the portfolio's investment adviser has the authority to make the determination whether or not to accept a transfer.

         Subject to restrictions prior to the Right to Examine Transfer Date, you may transfer Account Value from one Subaccount to another, from the Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to these rules:

Ameritas Advisor VUL                   17

         Transfer Rules:
          o A transfer is considered any single request to move assets between one or more Investment Options.
          o We must receive notice of the transfer request by either Written Notice, an authorized telephone transaction, or by Internet when available. Our Trading Unit facsimile number is 402-467-7923. Transfers will be processed on the Business Day they are received by our Trading Unit if received before close of the New York Stock Exchange (usually 3:00 p.m. Central Time). Request for Rydex transfers must be received by 2:30 p.m. Central Time to be processed the same day. The 2:30 Central Time cut-off applicable to Rydex subaccount transfers applies only to transfers. All other transaction requests must be received prior to NYSE close for same day processing. You must be available to receive a confirmation telephone call for any faxed transfer requests sent to us, or your trade may not be processed until it is confirmed.
          o The transferred amount must be at least $250, or the entire Subaccount or Fixed Account value if it is less. (If the Account Value remaining in a Subaccount after a transfer will be less than $100, we will include that Account Value in the amount transferred.)
               - If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the value of the Fixed Account at the time the Dollar Cost Averaging program is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.
               - The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer limits.
          o The first 15 transfers each Policy year are free. Thereafter, transfers may result in a $10 charge for each transfer. See the CHARGES section of this prospectus for information about this charge. This fee is not subtracted from the amount of the transfer. Transfers under any systematic transfer program do count toward the 15 free transfers limit.
          o A transfer from the Fixed Account (except made pursuant to a systematic transfer program):
               -    may be made only once each Policy year;
               -    may be delayed up to six months;
               -    is limited during any Policy year to the greatest of:
                    - 25% of the Account Value in the Fixed Account on the date of the transfer;
                    - the amount of any Fixed Account transfer that occurred during the prior 13 months; and,
                    -    $1,000.
          o We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time. We and the investment advisers consider market timing strategies, programmed transfers or transfers that are large in relation to the total assets of an Investment Option's underlying portfolio as disruptive. We may react to disruptive transfers by, among other things, restricting the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer service. We may also refuse to act on transfer instructions of an agent acting under a power of attorney or otherwise who is acting on behalf of one or more Owners. In making these determinations, we may consider the combined transfer activity of annuity contracts and life insurance policies that we believe are under common ownership, control or direction. Certain investment advisers, such as for Rydex, may permit short-term trading within their portfolios and will have disclosed this practice in their prospectuses.
          o Rydex Subaccount transfers received later than 2:30 p.m. Central Time are processed the next Business Day.
          o If the Account Value in any Subaccount falls below $100, we may transfer the remaining balance, without charge, proportionately to the remaining investment options you selected in your latest allocation instructions. We will notify you when such a transfer occurs. You may, within 60 days of the date of our notice, reallocate the amount transferred, without charge, to another investment option.
          o In the event you authorize telephone or Internet transfers, we are not liable for telephone or Internet instructions that we in good faith believe you authorized. We will employ reasonable procedures to confirm that instructions are genuine.

         Omnibus Orders
         Purchase and redemption orders received by the portfolios generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the ability of the portfolios to apply their respective disruptive trading policies and procedures. We cannot guarantee that the portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that

Ameritas Advisor VUL                   18
may invest in the portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of portfolio shares, as well as the owners of all variable life insurance or variable annuity contracts, including ours, whose variable investment options correspond to the affected portfolios. In addition, if a portfolio believes that an omnibus order that we submit may reflect one or more transfer requests from Owners engaged in disruptive trading, the portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

         Time Period for Special Transfer
         At any time within 24 months of the Policy Date, you may request a transfer of the entire Account Value in the Subaccounts to the Fixed Account without incurring a transfer charge.

         THIRD PARTY SERVICES
         Where permitted and subject to our rules (including those Transfer Rules above regarding rejection of a transfer request), we may accept your authorization to have a third party (such as your sales representative or someone else you name) exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election on the application or by sending us Written Notice on a form provided by us. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that charges charged by such third parties for their service are separate from and in addition to charges paid under the Policy.

         DISRUPTIVE TRADING PROCEDURES

Organizations or individuals that use market timing investment strategies and make frequent or other disruptive transfers should not purchase the Policy, unless such transfers are limited to Subaccounts whose underlying portfolio prospectuses specifically permit such transfers.

         The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading, programmed transfers, or transfers that are large in relation to the total assets of a Subaccount's underlying portfolio can disrupt management of a Subaccount's underlying portfolio and raise expenses. This in turn can hurt the performance of an affected Subaccount and therefore hurt your Policy's performance. The risks and harmful effects of disruptive trading include:

          o dilution of the interests of long-term investors in a separate account if market timers manage to transfer into a portfolio at prices that are below the true value or to transfer out of the portfolio at prices that are above the true value of the portfolio's investments (some market timers attempt to do this through methods known as "time-zone arbitrage" and "liquidity arbitrage");
          o reduced investment performance due to adverse effects on portfolio management by:
               - impeding a portfolio investment adviser's ability to sustain an investment objective;
               - causing the portfolio to maintain a higher level of cash than would otherwise be the case;
               - causing a portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the portfolio; and
          o increased costs to you in the form of increased brokerage and administrative expenses. These costs are borne by all Policy owners invested in those separate accounts, not just those making the transfers.

         Policy Owners should be aware that we are contractually obligated to provide, at the portfolio investment adviser's request, Policy Owner transaction data relating to trading activities, including tax identification numbers and other identifying information contained in our records to assist in identifying any pattern or frequency of Subaccount transfers that may violate the portfolio's trading policies. We are obligated to follow each portfolio investment adviser's instructions regarding enforcement of their trading policy. On receipt of written instructions from a portfolio investment adviser, we will restrict or prohibit further purchases or transfers by Policy Owners identified as having engaged in transactions that violate the portfolio's trading policies. We are not authorized to grant exceptions to an underlying portfolio's trading policy. Please refer to each portfolio's prospectus for more information on its trading policies.

         We reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to

Ameritas Advisor VUL                   19
impose restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy owners. Restrictions may include changing, suspending or terminating telephone, online and facsimile transfer privileges. We will enforce any Subaccount underlying portfolio investment adviser's restrictions imposed upon transfers considered by the portfolio investment adviser to be disruptive. Our disruptive trading procedures may vary from Subaccount to Subaccount, and may also vary due to differences in operational systems and contract provisions. However, any Subaccount restrictions will be uniformly applied; we do not make special arrangements or grant exceptions or waivers to accommodate any persons or class of persons with regard to these procedures.

         There is no assurance that the measures we take will be effective in preventing market timing or other excessive transfer activity. Our ability to detect and deter disruptive trading and to consistently apply our disruptive trading procedures may be limited by operational systems and technological limitations. The discretionary nature of our disruptive trading procedures may result in some Policy owners being able to market time, while other Policy owners bear the harm associated with timing. Also, because other insurance companies and retirement plans may invest in Subaccount underlying portfolios, we cannot guarantee that Subaccount underlying portfolios will not suffer harm from disruptive trading within contracts issued by them. Certain Subaccount underlying portfolios, such as the Rydex Subaccounts, may permit short-term trading and will have disclosed this practice in their portfolio's prospectus.

         Excessive Transfers
         We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we will consider, among other things:
          o    the total dollar amount being transferred;
          o    the number of transfers you make over a period of time;
          o whether your transfers follow a pattern designed to take advantage of short term market fluctuations, particularly within certain Subaccount underlying portfolios;
          o whether your transfers are part of a group of transfers made by a third party on behalf of individual Policy Owners in the group; and
          o the investment objectives and/or size of the Subaccount underlying portfolio.

         Third Party Traders
         We reserve the right to restrict transfers by any firm or any other third party authorized to initiate transfers on behalf of multiple Policy Owners if we determine such third party trader is engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we may, among other things:
          o    reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or
          o    reject the transfer or exchange instructions of individual Policy
               Owners who have executed transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

         We will notify affected Policy Owners before we limit transfers, modify transfer procedures or refuse to complete a transfer. Transfers made pursuant to participation in a dollar cost averaging, portfolio rebalancing, earnings sweep or asset allocation program are not subject to these rules. See the sections of the prospectus describing those programs for the rules of each program.

         SYSTEMATIC TRANSFER PROGRAMS
         Transfers under any systematic transfer program do count toward the 15 free transfers limit. We reserve the right to alter or terminate any systematic transfer program upon thirty days advance written notice. Only one systematic transfer program may be utilized at a time.

o        Dollar Cost Averaging Program
         Dollar Cost Averaging allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the Money Market Subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when a portfolio's value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Account Value, protect against a loss, or otherwise achieve your investment goals.

Ameritas Advisor VUL                   20

         Dollar Cost Averaging Rules:
          o There is no additional charge for the Dollar Cost Averaging program.
          o We must receive notice of your election and any changed instruction - either by Written Notice or by telephone transaction instruction.
          o    Automatic transfers can only occur monthly.
          o The minimum transfer amount out of the Money Market Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed Account value at the time Dollar Cost Averaging is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
          o Dollar Cost Averaging program transfers cannot begin before the Right to Examine Transfer Date.
          o You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Monthly Date following the Right to Examine Transfer Date.
          o You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the Money Market Subaccount or the Fixed Account is less than $100.
          o Dollar Cost Averaging is not available when the Portfolio Rebalancing Program is elected.

o        Portfolio Rebalancing Program
         The Portfolio Rebalancing program allows you to rebalance your Account Value among designated Subaccounts only as you instruct. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

         Portfolio Rebalancing Program Rules:
          o There is no additional charge for the Portfolio Rebalancing program.
          o    The Fixed Account is excluded from this program.
          o You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice or by telephone transaction instruction.
          o You may have rebalancing occur quarterly, semi-annually or annually.
          o Portfolio Rebalancing is not available when the Dollar Cost Averaging Program is elected.

o        Earnings Sweep Program
         The Earnings Sweep program allows you to rebalance your Account Value by automatically allocating earnings from your Subaccounts among designated Investment Options (Subaccounts or the Fixed Account), either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs.

         Earnings Sweep Program Rules:
          o    There is no additional charge for the Earnings Sweep program.
          o    The Fixed Account is included in this program.
          o You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice or by telephone transaction instruction.
          o You may have your earnings sweep quarterly, semi-annually or annually.

         ASSET ALLOCATION PROGRAM

         We may offer an asset allocation program using models. However, you have the ability to construct your own asset allocation plan from among the investment options available in your Policy. Asset allocation programs using models are intended to match model risk tolerance and investment objectives with the investment options available in your Policy. We also obtain research and business support services relating to models from unaffiliated consultants.

         To assist you in your selection of an asset allocation model, our Asset Allocation Program (the "Program") uses fund-specific model recommendations developed by our affiliate, Ameritas Investment Partners, Inc. ("AIP")(named Summit Investment Advisors, Inc. prior to May 1, 2013), who selects the specific funds to populate each model from those available in the product. These recommendations are developed pursuant to an agreement between Ameritas Life and AIP. We also obtain research and business support services relating to models from

Ameritas Advisor VUL                   21
unaffiliated consultants. We pay for these consultant services, at no additional cost to the Policy Owners. The Program consists of five models, ranging from aggressive to conservative.

         To participate in the Program:
          o AIC will serve as your investment adviser fiduciary for the Program solely for purposes of development of the models and periodic updates to the models. You must give AIC your written consent and discretionary authority for AIC to give us instructions to allocate your premiums (or, for an existing Policy, Policy value) pursuant to the allocations of the model you select. AIC will also periodically instruct us to change your allocations consistent with any changes to the model made by AIC as recommended by AIP. AIC has no discretionary authority to execute any other transfers for your Policy.
          o    You must complete the Asset Allocation questionnaire.
          o You must allocate all of your Policy value to one asset allocation model. We must receive notice of your asset allocation model election by Written Notice before we can begin a Program for you. Only you can select which model is best for you. The Asset Allocation questionnaire can be an aid, but neither it nor AIC will make this decision for you. You may wish to consult with your own financial professional to determine whether participation in the Program is best for you, and if so, which model is most suitable.
          o Each quarter we will automatically rebalance the Subaccount values to be consistent with the allocation percentages for the Program model that you selected. Such rebalancing will be disclosed in quarterly statements to you. Performance of each model is updated daily on our website and is available upon request.
          o At least annually, AIC will re-evaluate and may make changes to each investment level model based upon AIP's recommendations. When AIC updates the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Program.
          o If you are currently participating in a Program model and you make changes to your allocations outside the model, you will not receive future notifications of model changes. You will then be considered as having withdrawn from the Program and as having cancelled your relationship with AIC for purposes of implementing the Program with your Policy. For this reason, you will not be able to execute trades online if you participate in the Program. You will be required to talk to a Service Center representative if you are in the Program, but wish to make a transfer or trade. The Service Center representative will explain to you, prior to executing any telephone transaction, that your election to execute a trade will result in the discontinuance of the Program for your Policy.
          o If participation in the Program terminates, including by death of the Owner, Policy value will not be reallocated automatically if the model is changed, and thus will not reflect the most current allocation recommendations. Any additional premiums received after the death of the owner will be returned.

         Potential Conflicts of Interest
         AIC and AIP may be subject to competing interests that have the potential to influence their decision making with regard to the models. AIC is compensated by us as principal underwriter for the Policies. AIP is compensated by us for its fund-specific model recommendations, and its ongoing oversight of the available investment options. We may receive fees for administrative services from other portfolios in the models. This additional compensation and related responsibilities may create conflicts of interest as AIC determines what portfolios should be in the models. Also, Calvert Variable Products, Inc. and Calvert Variable Series, Inc. (the "Calvert Funds"), which are part of the Ameritas Mutual Holding Company and therefore are affiliated with us, have portfolios offered through the Policy. The Calvert Funds are advised by Calvert Investment Management, Inc. ("CIM"), an affiliate of ours, and certain of the Calvert Funds are subadvised by AIP. CIM and AIP are compensated for advisory oversight, subadvisory, and administrative services. Calvert Fund portfolios may or may not be included in the models. AIP may have an incentive to recommend certain portfolios that have administrative, advisory or subadvisory services provided by CIM and AIP. As a result of the competing interests the affiliated parties face in this Program, there is an increased potential risk of a conflict of interest in these arrangements.

         There is no additional charge for selecting the Program. Although asset allocation programs are intended to mitigate investment risk, there is a risk that investing pursuant to a model will still lose value. For information about risks of participating in the Program and more detail about the Program, including more information about conflicts of interest, ask for a copy of this prospectus' Statement of Additional Information. More information about AIC's role as investment adviser for the Program is available on AIC's Form ADV Part 2A, Appendix 1, which is delivered to you at the time you subscribe to the Program. We may modify the Asset Allocation Program at any time. We also may discontinue the Asset Allocation Program at any time.

Ameritas Advisor VUL                   22

OTHER IMPORTANT POLICY INFORMATION
--------------------------------------------------------------------------------

         POLICY APPLICATION AND ISSUANCE

         The Insured must not be older than age 80 on the Insured's birthday nearest to the Policy Date. The minimum initial Specified Amount of life insurance is $100,000. We may reduce the initial Specified Amount for Policies issued in connection with group or sponsored arrangements. See the Special Arrangements section, below, for details. To purchase a Policy, you must submit an application, at least the Initial Premium (see below), and provide evidence of the proposed Insured's insurability satisfactory to us. Before accepting an application, we conduct underwriting to determine insurability. We reserve the right to reject any application or premium. If we issue a Policy, insurance coverage will be effective as of the Policy Date.

Replacing an existing life insurance policy is not always your best choice. Evaluate any replacement carefully.

         When you apply for your Policy, you will choose one of three death benefit options, which will be used to determine the death benefit.

o        Application in Good Order
          o All application questions must be answered, but particularly note these requirements:
          o The Owner's and Insured's full name(s), Social Security number (tax identification number for a business or trust Owner), date of birth, and certain other required information must be included.
          o Your premium allocations must be complete, be in whole percentages, and total 100%.
          o    Initial Premium requirements must be met (see below).
          o Your signature and your agent's signature (if applicable) must be on the application.
          o City, state and date the application was signed must be completed.
          o You must provide all information required for us to underwrite your application (including health and medical information about the Insured, and other information we consider relevant).
          o Please give us your email address to facilitate receiving updated Policy information by electronic delivery.
          o There may be forms in addition to the application required by law or regulation, especially when a replacement of other coverage is involved.
          o Your agent (if applicable) must be both properly licensed and appointed with us.

o        Premium Requirements
         Your premium checks should be made payable to "Ameritas Life Insurance Corp." We reserve the right to reject any premiums. We may postpone crediting payment of your initial premium made by personal check until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources.

         Initial Premium
          o At least the Monthly Deduction times the number of months between the Policy Date and the date the Policy is issued plus one month.
         Additional Premiums
          o Payment of additional premiums is flexible, but must be enough to cover Policy charges.
          o If a premium increases the Net Amount at Risk, it is subject to evidence of the Insured's continued insurability and our underwriting requirements as to the amount of the increase.
          o    Planned Periodic Premiums may be paid annually, semi-annually, quarterly, or monthly. You may change your Planned Periodic
               Premium, subject to our approval. Because Account Value can fluctuate depending upon the performance of your selected variable Investment Options, payment of your Planned Periodic Premiums does not guarantee that your Policy will remain in force. Your Policy can lapse even if you pay all Planned Periodic Premiums on time.
          o If there is a Policy loan, you should identify any payment intended to reduce a loan as a loan repayment; otherwise it will be treated as a premium and added to the Account Value.
          o We reserve the right to limit premiums or refund any values so the Policy qualifies as life insurance under the federal Internal Revenue Code.

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
o        Allocating Premium
         You may allocate your premiums among the variable Investment Options (the Subaccounts) and the Fixed Account option. The initial allocation instructions in your Policy application will be used for additional premiums until you change your allocation instructions.
          o    Allocations must be in whole percentages, and total 100%.
          o You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.
          o All premiums will be allocated pursuant to your instructions on record with us, except your initial premium and any additional premiums received prior to your Policy's Right to Examine Transfer Date.

         Prior to the Right to Examine Transfer Date, we will hold your initial Net Premium and any additional Net Premiums in the Money Market Subaccount. On the Right to Examine Transfer Date, we will invest your Account Value, which will include investment performance results, in the Investment Options pursuant to your application allocation instructions. If, by the Right to Examine Transfer Date, you decide to cancel your Policy, we will refund the premiums paid minus Policy Debt and partial withdrawals.

         Until your Policy is issued, premium payments we receive are held in our general account.

         ACCOUNT VALUE

         On your Policy's Issue Date, Account Value (or "Policy value" or "Accumulation Value") equals your initial Net Premium (premium less the Percent of Premium Charge) minus any Monthly Deductions since the Policy Date. On any Business Day thereafter, your total Account Value equals the sum of Account Value in the Separate Account variable Investment Options, the Fixed Account, and the loan account, plus any Net Premium received that Business Day, but not yet allocated.

         Separate Account Value
         Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Account Value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's unit value by the number of Accumulation Units held in that Subaccount. We will determine the value of the assets of each Subaccount at the close of trading on the New York Stock Exchange on each Business Day.

         The unit value of each Subaccount reflects the investment performance of that Subaccount. The unit value of each Subaccount on any Business Day equals the unit value of the Subaccount on the previous Business Day multiplied by the net investment factor for the Subaccount. The net investment factor for each Subaccount can be determined on any Business Day by using the following calculation:
          o the net asset value per share of the Subaccount's underlying portfolio as of the end of the current Business Day, plus the per share amount of any dividend or capital gain distribution paid by that underlying portfolio since the previous Business Day, plus the per share amount of any taxes payable by the Separate Account; divided by
          o the net asset value per share of the Subaccount's underlying portfolio as of the end of the previous Business Day, minus
          o    the daily risk charge.

         When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on that Business Day. Each transaction described below will increase or decrease your Accumulation Units.

         The number of Accumulation Units in a Subaccount will increase when:
          o    Net Premiums are credited to it; or
          o amounts are transferred to it from other Subaccounts, the Fixed Account, or the loan account.

         The number of Accumulation Units in a Subaccount will decrease when:
          o partial withdrawals (and any partial withdrawal charges) are taken from it;
          o    Monthly Deductions are taken from it;
          o    transfer charges are taken from it; or
          o amounts are transferred out of it into other Subaccounts, the Fixed Account, or the loan account.

         An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

Ameritas Advisor VUL                   24

o        Fixed Account Value
         The Account Value of the Fixed Account on any Business Day equals:
          o    Net Premiums credited to the Fixed Account; plus
          o any transfers from the Subaccounts or the loan account to the Fixed Account; plus
          o    interest credited to the Fixed Account; minus
          o any partial withdrawal (and partial withdrawal charge) taken from the Fixed Account; minus
          o the Fixed Account's share of any Monthly Deductions from Account Value; minus
          o    any transfer charges taken from the Fixed Account; minus
          o amounts transferred from the Fixed Account to the Subaccounts or the loan account.

         Loan Account Value
         The Account Value in the loan account on any Business Day equals:
          o    amounts transferred to the loan account from the Investment
               Options (the Subaccounts and the Fixed Account); plus
          o    interest credited to the loan account; minus
          o amounts transferred from it into the Investment Options. (Also see DEFINED TERMS for the definition of "Policy Debt.")

         TELEPHONE TRANSACTIONS

Telephone Transactions Permitted
o    Transfers among Investment Options.
o    Establish systematic transfer programs.
o    Change premium allocations.

How to Authorize Telephone Transactions
o Upon your authorization on the Policy application or in Written Notice to us, you, your registered representative or a third person named by you may do telephone transactions on your behalf. You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules
o Must be received by close of the New York Stock Exchange ("NYSE") (usually 3 p.m. Central Time); if later, the transaction will be processed the next day the NYSE is open. Rydex Subaccount transactions must be received by 2:30 p.m. Central Time for same day processing. The 2:30 Central Time cut-off applicable to Rydex subaccount transfers applies only to transfers. All other transaction requests must be received prior to NYSE close for same day processing.
o    Calls will be recorded for your protection.
o For security, you or your authorized designee must provide your Social Security number and/or other identification information.
o    May be discontinued at any time as to some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

         ELECTRONIC DELIVERY AND COMMUNICATIONS

         You may access certain documents relating to the Policy and Subaccounts electronically. Current prospectuses and reports for the Policy and Subaccounts are available on our website, and updated prospectuses are posted on or about May 1 of each year. Prospectuses may be supplemented throughout the year, and copies of all supplements are also available on our website. We post annual reports on our website shortly after March 1 each year.

         We may make other documents available to you electronically through the email address that you provide to us. When electronic delivery becomes available, and upon your election to receive information online, we will notify you when a transaction pertaining to your Policy has occurred or a document impacting your Policy or the Subaccounts has been posted. In order to receive your Policy documents online you should have regular and continuous Internet access.

         MISSTATEMENT OF AGE OR GENDER

         If an Insured's age or gender has been misstated on the application, an adjustment will be made to reflect the correct age and gender. If the misstatement is discovered at death, the Policy death benefit and any additional benefits provided will be adjusted based on what the cost of insurance rate as of the most recent Monthly Date would have purchased at the Insured's correct age and gender. If the misstatement is discovered prior to death, the Cash Surrender Value will be adjusted, based on the Insured's correct age and gender, to reflect the expense charges, and cost of insurance rates from the Policy Date.

Ameritas Advisor VUL                   25

         SUICIDE

         We will terminate the Policy and give back the premiums received, less any partial withdrawals and Policy Debt, if the Insured, while sane or insane, commits suicide within two years (one year in Colorado, Missouri, and North Dakota) after the date the Policy was issued. In Montana, the amount we will return will be the premiums received, less any partial withdrawals and Policy Debt, as stated above, or if greater, we will return the reserve determined according to the commissioner's reserve valuation method. We will pay only the Monthly Deductions for an increase in Specified Amount of insurance if the Insured, while sane or insane, commits suicide within two years (one year in Colorado, Missouri, and North Dakota) after the effective date of any increase.

         INCONTESTABILITY

         We will not contest the Policy, in the absence of fraud, after it has been in force while the Insured is alive for two years from the Issue Date, nor will we contest any increased benefits later than two years after the effective date of such increase. If you did not request the increase or if evidence of insurability was not required, we will not contest the increase. Increased benefits, for the purposes of this provision, shall include any favorable Policy changes you request. If the Policy is reinstated, the incontestable period will start over again beginning on the reinstatement date, but only for statements made in the application for reinstatement. Riders to the Policy may have separate incontestability provisions.

         ASSIGNMENT

         You may assign your Policy by giving Written Notice. We will not be responsible for the validity of an assignment. We will not be liable for any payments we make or actions we take before we receive Written Notice of an assignment. An assignment is subject to any Policy Debt.

         LAPSE AND GRACE PERIOD

o        Lapse

         Because Account Value can fluctuate depending upon the performance of your selected variable Investment Options, your Policy can lapse, even if you pay all Planned Periodic Premiums on time.

           Lapse of the Policy may result in adverse tax consequences. See discussion at Tax Treatment of Loans and Other Distributions.

         This Policy will lapse with no value when the Policy's Cash Surrender Value is not enough to cover any due but unpaid charges.

o        Grace Period

         If the Cash Surrender Value on any Monthly Date is less than the Monthly Deduction for the next Policy month, you will have a 61-day grace period to make a premium payment to continue your Policy. The minimum premium to continue the Policy is the amount which will result in the Cash Surrender Value on the date the grace period began being equal to the current Monthly Deduction plus the next two Monthly Deductions. At the start of the grace period, we will mail a notice of the minimum premium necessary to keep the Policy in force to you at your current address on record with us and to any assignee on record. Insurance coverage continues during the grace period. If sufficient premium is not paid by the end of the grace period, the Policy will terminate without value as of the first day of the grace period. If the Insured dies during the grace period, we will deduct outstanding Policy Debt and Policy charges due but not paid from the death benefit proceeds payable.

         REINSTATEMENT

         If the Policy lapses because a grace period ended without a sufficient payment being made, you may reinstate it within five years of the date of lapse, so long as the Insured is Attained Age 80 or less. To reinstate, we must receive:
          o    Written application signed by you and the Insured;
          o Evidence of the Insured's insurability satisfactory to us, and the insurability of any insured covered under an optional benefit rider;
          o    Premium at least equal to (a + b - c) divided by (d) where:
               (a) is the sum of all due and unpaid Monthly Deductions during the grace period;
               (b) is the sum of Monthly Deductions for three months from the date of reinstatement;
               (c)  is the Account Value at the beginning of the grace period;
                    and
               (d)  is one minus the premium charge.
          o    Repayment or reinstatement of any outstanding Policy Debt.

         The effective date of reinstatement will be the Monthly Date on or next following the date the reinstatement is approved.

         The Account Value on the date of reinstatement will equal the Net Premium paid to reinstate the Policy; plus the Account Value at the beginning of the grace period; minus the sum of the due and unpaid Monthly Deductions during the grace period.

         The Policy cannot be reinstated once it has been fully surrendered.

Ameritas Advisor VUL                   26

         DELAY OF PAYMENTS OR TRANSFERS

         We will usually pay any amounts from the Separate Account requested as a partial withdrawal or Surrender within seven days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if:
          o the NYSE is closed for other than customary weekend and holiday closings, or trading on the NYSE is restricted as determined by the SEC; or
          o    the SEC permits delay for the protection of security holders; or
          o an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the subaccounts.
The applicable rules of the SEC will govern as to whether these conditions exist.

         We may defer payments of a Policy loan, partial withdrawal or full Surrender from the Fixed Account for up to six months from the date we receive your Written Notice requesting the loan, withdrawal or Surrender.

         BENEFICIARY

         The beneficiary will receive the death benefit proceeds when the Insured dies. You name the primary beneficiary and any contingent beneficiaries in your application. If no primary beneficiary is living when the Insured dies, we will pay to the contingent beneficiary. If no contingent beneficiary is living when the Insured dies, we will pay you or your estate. Unless otherwise provided, if any beneficiary dies within 30 days after the Insured dies as the result of a common disaster, we will pay the death benefit proceeds as if that beneficiary died first.

         Unless your beneficiary designation provides otherwise, we will follow these rules:
          o We will pay equal shares when more than one beneficiary of the same class is to share the funds.
          o No revocable beneficiary has rights in this Policy until the Insured dies.
          o An irrevocable beneficiary cannot be changed without his or her consent.
          o The interest of any beneficiary is subject to the rights of any assignee shown on our records.
          o When beneficiaries are not shown by name (such as "children"), we may find who they are from sworn statements and not wait for court records.

         You may change your beneficiary at any time while the Insured is living by sending Written Notice to us. We must approve any change. If approved, the change will be effective as of the date you signed the Written Notice. We will not be liable for any payments we make or actions we take before the change is approved.

         MINOR OWNER OR BENEFICIARY

         Generally, a minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy beneficiary. In most States parental status does not automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named beneficiary, we may be able to pay the minor's beneficiary payments to the minor's trustee or guardian. Some States allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to claim proceeds on behalf of the minor; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

         POLICY CHANGES

         You may request to change your Specified Amount, death benefit option, or riders. Any change to your Policy is effective only if by Written Notice on a form acceptable to us, and then only when recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this prospectus' first two pages and last page. When a Policy change is made, we will send you a revised Policy schedule that will show the updated coverage and any new charges.

         "RIGHT TO EXAMINE" PERIOD

         You may cancel your Policy for a refund during your "right to examine" or "free look" period. This period expires 10 days after you receive your Policy (30 days after if it is a replacement for another policy), or 45 days after your application is signed, whichever is later. (The "right to examine" period is longer in some states, ranging from 15 to 30 days.) If you decide to cancel the Policy, you must return it by mail or delivery to the home office or to the Ameritas Life selling agent by the date the "right to examine" period expires. Your Policy will be void from the beginning. We will refund the premiums paid minus Policy Debt and partial withdrawals, unless otherwise required by state law.

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
         OPTIONAL FEATURES

         Subject to certain requirements, one or more of the optional insurance benefits described in APPENDIX A may be added to your Policy by rider. The cost of any optional insurance benefit will be deducted monthly from Account Value as stated in this prospectus' CHARGES section.

         NONPARTICIPATING

         The Policy is nonparticipating. No dividends will be paid under the Policy.

         Special Arrangements

         Where permitted by state regulation, we may make Policies available through various special arrangements. We may reduce or waive the premium charge and/or the monthly administrative charge under Policies purchased by:
         1. our directors, officers, current or retired employees ("employees"), or agents, or affiliates thereof, or their spouses or dependents;
         2. directors, officers, employees, or agents of broker-dealers that have entered into selling agreements with Ameritas Investment Corp. relating to the Policies, or their spouses or dependents; or
         3. directors, officers, employees, or affiliates of the portfolios or investment advisers or sub-advisers or distributors thereof, or their spouses or dependents.

Any interested person can contact our Service Center concerning the availability of special arrangements.

         In addition, in the future, we may reduce or waive the premium charge if a Policy is purchased by the Owner of another policy we issued, and/or through transfer or exchange from a life insurance policy we issued, each in accordance with rules we establish and apply on a uniform basis. Reductions or waivers of the premium charge and the monthly administrative charge reflect the reduced sales and administrative effort associated with Policies sold to the Owners specified.

         We may issue Policies to group or sponsored arrangements, as well as on an individual basis. A "group arrangement" includes a program under which a trustee, employer or similar entity purchases Policies covering a group of individuals. An example of such an arrangement is a non-qualified deferred compensation plan. A "sponsored arrangement" includes but is not limited to a program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Policies on an individual basis. The Policies may not be available in connection with group or sponsored arrangements in all states.

         For Policies issued in connection with group or sponsored arrangements, we may reduce or waive one or more of the following charges: the premium charge; the monthly charge for the cost of insurance; rider charges; monthly administrative charges; daily risk charges (for mortality and expense risk); and/or the transfer charge. We may also reduce the minimum Specified Amount per Policy. In addition, the interest rate credited on amounts taken from the Subaccounts as a result of a loan may be increased for these Policies. We will waive or reduce these charges as described below and according to our rules in effect when the Policy application is approved.

         To qualify for a waiver or reduction, a group or sponsored arrangement must satisfy certain criteria, for example, size of the group, or number of years in existence. Generally, the sales contacts and effort, administrative costs, insurance cost, and mortality and expense risk per Policy may vary based on such factors as the size of the group or sponsored arrangement, its stability, the purposes for which the Policies are purchased, and certain characteristics of its members (including underwriting-related factors that we determine result in lower anticipated expenses of providing insurance coverage, and/or lower mortality and expense risk, under Policies sold to members of the group or through the sponsored arrangement). The amount of any reduction and the criteria for qualification will reflect the reduced sales and administrative effort resulting from sales to qualifying group or sponsored arrangements, and/or the reduced anticipated cost of insurance or mortality and expense risk under such Policies. We may modify from time to time the amount or availability of any charge reduction or waiver, or the criteria for qualification.

         Charge reductions or waivers will not be unfairly discriminatory against any person, including the affected Owners and all other owners of Policies funded by the Separate Account.

Ameritas Advisor VUL                   28

POLICY DISTRIBUTIONS
--------------------------------------------------------------------------------

         The principle purpose of the Policy is to provide a death benefit upon the Insured's death, but before then you may also borrow against the Policy's Cash Surrender Value, take a partial withdrawal, or fully surrender it for its Cash Surrender Value. Tax penalties may apply to amounts taken out of your Policy. The Policy will terminate and all insurance will stop when the Insured dies.

         DEATH BENEFIT

         Upon the Insured's death, we will pay to the Policy beneficiary:
          o the death benefit on the Insured's life under the death benefit option in effect; plus
          o any additional life insurance proceeds provided by any optional benefit or rider; minus
          o    any Policy Debt; minus
          o any overdue Monthly Deductions, including the Monthly Deduction for the month of death.

         We will pay the death benefit proceeds after we receive satisfactory proof that the Insured died while the Policy was in force and other proof that we may require in order to investigate the claim. We will pay the death benefit proceeds in a lump-sum payment to the beneficiary. We will include interest from the Insured's date of death to the payment date. The rate of interest will be at least the amount required by law. Full payment of the death benefit proceeds discharges us from any and all claims.

o        Death Benefit Options
         When you apply for your Policy, you will choose one of three death benefit options, which will be used to determine the death benefit.

Death Benefit Option A
         Under Option A, the death benefit is the greater of:
          o    the Specified Amount of insurance coverage; and
          o    the Account Value multiplied by the corridor factor.

Death Benefit Option B
         Under Option B, the death benefit is the greater of:
          o    the Specified Amount of insurance coverage plus the Account
               Value; and
          o    the Account Value multiplied by the corridor factor.

Death Benefit Option C
         Under Option C, the death benefit is the greater of:
          o the Specified Amount of insurance coverage plus the sum of premiums paid minus the sum of partial withdrawals taken; and
          o    the Account Value multiplied by the corridor factor.
         If you select Option C and the sum of partial withdrawals taken is greater than the sum of premiums paid, the death benefit may be less than the Specified Amount.

         When you apply for your Policy, you will also choose one of two alternative tests to evaluate whether your Policy qualifies as a life insurance contract under the Internal Revenue Code. Once you have chosen a test for tax qualification, you cannot change it. If you choose the guideline premium test, total premium payments may not exceed the guideline premium payment limitations for life insurance set forth under the Internal Revenue Code. If you choose the cash value accumulation test, the guideline premium limitations do not apply. The corridor factors are higher for the cash value accumulation test than for the guideline premium test. The corridor factors are shown in the Policy schedule.

o        Changes in Death Benefit Option

         You select the death benefit option when you apply for the Policy. You also may change the death benefit option after the first Policy year, as discussed below.

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
Changes in Death Benefit Option Rules
o    Your request for a change must be by Written Notice.
o You can only change your Policy death benefit option once each Policy year. The change will be effective on the Monthly Date after we receive (or, if evidence of insurability is necessary, after we approve) your Written Notice.
o    There is no fee to change your Policy death benefit option.
o Changing from Option B to Option A, or from Option C to Option A: The Specified Amount will not change, and the death benefit will be reduced to equal the Specified Amount.
o Changing from Option A to Option B, or from Option C to Option B: The Specified Amount will be adjusted so that the Net Amount at Risk is unchanged.
o The change is allowed only if the new Specified Amount of insurance meets the requirements stated in the Changes in Specified Amount section, below.

o        Changes in Specified Amount

         The initial Specified Amount is set at the time we issue your Policy. The Specified Amount may change from time to time, as discussed below. A change in Specified Amount could have federal tax consequences (See the TAX MATTERS section.).

         Under the Scheduled Increase Rider for the Insured, we will automatically increase the Specified Amount on Annual Dates. The amount of the increase is shown on the Policy schedule. Total increases from the rider may not exceed two times the initial Specified Amount. No increase will be made after the Annual Date nearest the Insured's 65th birthday. We will mail to you a revised Policy schedule for each increase. Acceptance is automatic. You may reject the increase by Written Notice to us and return of the revised Policy schedule within 30 days of the increase date. There is no charge for the rider.

         In addition, on or after one year from the Policy Date, you may change the current Specified Amount of insurance coverage by Written Notice on a form provided by us, and subject to our approval.

INCREASE in Coverage Rules
o The minimum amount of an increase in Specified Amount of insurance coverage is $25,000.
o An increase of the Specified Amount will require evidence of insurability satisfactory to us and be subject to our underwriting limits in place at that time.
o Any increase of the Specified Amount will be subject to increased cost of insurance charges and monthly Specified Amount charges, based on the Insured's gender and the Issue Age and rate class for the increase. You will receive a revised Policy schedule stating the increased charges.

DECREASE in Coverage Rules
o    The amount of any decrease may be no less than $1,000.
o    Any reduction in the Specified Amount will be in the following order:
     -    first, reduce the most recent increase of the Specified Amount;
     -    then, the next most recent increases; and
     -    finally, the Policy's initial Specified Amount.
o Any decrease of the Specified Amount you request will not reduce the monthly Specified Amount charges in effect at the time of the decrease.
o The Specified Amount of coverage after the decrease must be at least $50,000. We may limit any requested decrease to the amount necessary to keep the Policy in compliance with maximum premium limits under federal tax law.

No Maturity Date

         This Policy does not have a maturity date. There are no cost of insurance charges after the Insured reaches Attained Age 121.

POLICY LOANS

         You may obtain a loan from the Cash Surrender Value of your Policy. Any loan transaction will permanently affect your Account Value. We may require you to sign a loan agreement. You may ask your sales representative or us to provide illustrations giving examples of how a loan might affect your Account Value, Cash Surrender Value and death benefit.

Ameritas Advisor VUL                   30

         Surrender or lapse of a Policy while a loan is outstanding could result in significant tax consequences. See the discussion at Tax Treatment of Loans and Other Distributions.

                  Amount You Can Borrow                                          Loan Interest Rate
--------------------------------------------------------------- ------------------------------------------------------
Standard Policy Loan.  You may borrow no more than:             Standard  Loan  Interest  Rate.  Current  net  annual
     o      the Cash Surrender Value; minus                     loan  interest  rate of 1.0%:  we  charge  a  current
     o      loan interest on Policy Debt  including the         interest  rate  with a 4.0%  effective  annual  yield
            requested loan to the next Annual Date; minus       (guaranteed  not to exceed 4.0%),  but we also credit
     o      the sum of the next three Monthly Deductions.       an interest  rate with an  effective  annual yield of
                                                                3.0% to any amounts in the loan account.
--------------------------------------------------------------- ------------------------------------------------------
                   Amount You Can Borrow                                          Loan Interest Rate
--------------------------------------------------------------- ------------------------------------------------------
Preferred  Rate Policy Loan.  After  five (5) Policy years, a   Preferred  Loan  Interest  Rate.  Current  net annual
portion of the Policy Debt may qualify for the preferred loan   loan  interest  rate of 0.0%:  we  charge  a  current
interest rate. The portion  eligible for  the  preferred loan   interest  rate  with a 3.0%  effective  annual  yield
interest rate is:                                               (guaranteed  not to exceed 3.5%),  but we also credit
     o      the Account Value; plus                             an interest  rate with an  effective  annual yield of
     o      the sum of partial withdrawals taken, minus         3.0% to any amounts in the loan account.
     o      the sum of premiums paid.

Loan Rules
o    The Policy must be assigned to us as security for the loan.
o We will accept a loan request signed by you on our form of Written Notice by mail or facsimile. However, when accepting a request by a method not requiring an original signature, there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.
o We will transfer all loan amounts from the Subaccounts and the Fixed Account to a loan account. The amounts will be transferred on a Pro-Rata basis, unless you instruct us otherwise. If the value of an Investment Option after a transfer pursuant to your instructions is less than $100, the amounts will be transferred on a Pro-Rata basis.
o Loan interest is due on each Annual Date. If the interest is not paid when due, we will transfer an amount equal to the unpaid loan interest only from the Policy Investment Options you designate; if that is not possible (due to insufficient value in an Investment Option you elect) or you have not provided such instructions, we will deduct loan interest on a Pro-Rata basis from balances in all Subaccounts and the Fixed Account.
o If Policy Debt exceeds Account Value minus accrued expenses and charges, you must pay the excess or your Policy will lapse.
o You may repay Policy Debt in full or in part any time while the Policy is in force. We will deduct the amount of the loan repayment from the loan account and allocate that amount among the Subaccounts and the Fixed Account in the same percentages as Net Premium is allocated on the date of repayment. You must instruct us to treat your payment as a loan repayment; otherwise, we will treat any unspecified payment as premium.
o The death benefit will be reduced by the amount of any Policy Debt on the date of the Insured's death.
o We may defer making a loan from the Fixed Account for up to six months unless the loan is to pay premiums to us.

         CASH SURRENDER

         While the Insured is alive, you may terminate the Policy for its Cash Surrender Value. After a full Surrender, all your rights in the Policy end, and you may not reinstate the Policy.

         Cash Surrender Rules
         o We will accept a full Surrender request signed by you on our form of Written Notice by mail or facsimile. However, when accepting a request by a method not requiring an original signature, there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.
         o    The Policy has no surrender charge.
         o We may defer Surrender payments from the Fixed Account for up to six months from the date we receive your request.

PARTIAL WITHDRAWAL

         While the Insured is alive, you may withdraw part of the Account Value. The amount requested and any partial withdrawal charge will usually be deducted from the Account Value on the date we receive your request if received before 3 p.m. Central Time.

Ameritas Advisor VUL                   31

         If Death Benefit Option A (described above) is in effect, then the Specified Amount will be reduced by the partial withdrawal amount plus any fee.

         If Death Benefit Option B or Option C (described above) is in effect, the Account Value will be reduced by the amount of the partial withdrawal, but the Specified Amount of insurance coverage will not change.

Partial Withdrawal Rules
o We will accept a partial withdrawal request signed by you on our form of Written Notice by mail or facsimile.
o The applicable partial withdrawal charge is stated in the CHARGES section of this prospectus.
     - The minimum partial withdrawal amount is $100; the maximum is an amount such that the remaining Cash Surrender Value is at least an amount sufficient to maintain the Policy in force for the next three months.
o    A partial withdrawal is irrevocable.
o For tax purposes, partial withdrawals are treated as made first from premiums paid and then from earnings, beginning with the most recent premium payment, unless the Policy is a modified endowment contract.
o Partial withdrawals will be deducted from your Policy Investment Options on a Pro-Rata basis, unless you instruct us otherwise. If the value of an Investment Option after a withdrawal pursuant to your instructions is less than $100, the amounts will be deducted on a Pro-Rata basis.
o Partial withdrawals result in cancellation of Accumulation Units from each applicable Subaccount.
o We reserve the right to defer withdrawal payments from the Fixed Account for up to six months from the date we receive your request.
o Depending upon the circumstances, a partial withdrawal may have tax consequences.

         PAYMENT OF POLICY PROCEEDS

         A primary function of a life insurance policy is to provide payment of Policy proceeds. Policy proceeds are payable upon the Insured's death, a full Surrender or partial withdrawal of Account Value, or upon any other benefit where certain proceeds are payable. We will make payment in a lump sum to the beneficiary.

Rules for Payment of Policy Proceeds
o Payees must be individuals who receive payments in their own behalf unless otherwise agreed to by us.
o We may require proof of your age or survival or the age or survival of the payee.
o No payee may commute, encumber or alienate any proceeds under this Policy before they are due. No proceeds are subject to attachment for any debt or obligation of any payee.

o      Payment of Death Benefit Proceeds

         We may pay death benefit proceeds in a lump sum by establishing an interest bearing account for the beneficiary, in the amount of the death benefit proceeds payable. The same interest rate schedule and other account terms will apply to all beneficiary accounts in place at any given time. We will send the beneficiary a checkbook within seven days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the general account.

Ameritas Advisor VUL                   32

TAX MATTERS
--------------------------------------------------------------------------------

         The following is only general information about federal tax law and is not intended as tax advice to any individual. Tax laws affecting the Policy are complex, may change and are affected by your facts and circumstances. We cannot guarantee the tax treatment of the Policy or any transaction involving the Policy. You should consult your own tax adviser as to how these general rules and any applicable taxes will apply to you if you purchase a Policy.

o      Life Insurance Qualification; Tax Treatment of Death Benefit

         The Internal Revenue Code, as amended (the "Code") defines a life insurance contract for federal income tax purposes. This definition can be met if an insurance contract satisfies either one of two tests. The Code and related regulations do not directly address the manner in which these tests should be applied to certain features of the Policy. Thus, there is some uncertainty about how those tests apply to the Policy.

         Nevertheless, we believe the Policy qualifies as a life insurance contract for federal tax purposes, so that:
          o you should not be considered in constructive receipt of the Cash Surrender Value, including any increases in Cash Surrender Value, unless and until it is distributed from the Policy and
          o the death benefit should be fully excludable from the beneficiary's gross income; however, special rules apply to employer owned life insurance. The death benefit of life insurance owned by an employer is taxable unless the Insured is a certain class of employee and has been given notice and has consented to coverage on his life. Specific statutory requirements must be satisfied for the death benefit of employer owned life insurance to be excluded from taxable income.

         We reserve the right to make such changes in the Policy as we deem necessary to assure it qualifies as a life insurance contract under the Code and continues to provide the tax benefits of such qualification.

         Modified Endowment Contracts. The Code establishes a class of life insurance contracts designated as modified endowment contracts. Distributions from a modified endowment contract are taxed under different rules, most notably distributions are treated as from income first (to the extent of any gain in the contract) then from cost basis. There are other differences related to modified endowment contracts, such as loans being treated as a distribution (see Tax Treatment of Loans and Other Distributions below). The rules governing whether a Policy will be treated as a modified endowment contract are extremely complex. In general, a Policy is a modified endowment contract if the accumulated premium payments made at any time during the first seven Policy years exceed the sum of the net level premium payments which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. A Policy may also become a modified endowment contract because of a material change. The determination of whether a Policy is a modified endowment contract after a material change generally depends upon the relationship of the Policy's death benefit and Account Value at the time of such change and the additional premium payments made in the seven years following the material change. A Policy may also become a modified endowment contract if the death benefit is reduced.

This Policy's flexibility and how you tailor it to meet your needs could cause it to be a modified endowment contract. We recommend you consult with a tax adviser to determine if desired Policy transactions may cause such treatment. When a premium payment is credited which we believe causes the Policy to become a modified endowment contract, we will notify you and offer you the opportunity to request a refund of that premium in order to avoid such treatment. You have 30 days after receiving such a notice to request the refund.

         A Policy issued in exchange for a modified endowment contract is also treated as a modified endowment contract. However, we believe that a Policy issued in exchange for a life insurance Policy that is not a modified endowment contract will generally not be treated as a modified endowment contract if the death benefit of the Policy is greater than or equal to the death benefit of the Policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the Policy to become a modified endowment contract. You may, of course, choose to not make additional payments in order to prevent a Policy from being treated as a modified endowment contract.

o        Special Considerations for Corporations and Employers

         Premium paid by a business for a life insurance Policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the Policy. For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the death benefit from the Policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes. In addition, although increases to the Policy's Cash Surrender Value are generally excluded from gross income for normal income tax

Ameritas Advisor VUL                   33
purposes, such increases are included in adjusted current earnings for Alternative Minimum Taxable purposes. In 2006, Congress adopted new rules relating to Employer Owned Life Insurance. Any employer contemplating the purchase of a new life insurance contract or a change in an existing contract should observe the Employee Notice and Consent requirements to avoid the income taxation of the life insurance death benefits and consult a tax adviser regarding filing IRS Form 8925.

"Cost Basis in the Policy" means:
o the total of any premium payments or other consideration paid for the Policy, minus
o    any withdrawals previously recovered that were not taxable.

o        Tax Treatment of Loans and Other Distributions

         Upon a Surrender or lapse of the Policy, if the amount received plus any outstanding Policy Debt exceeds the total cost basis in the Policy, the excess will generally be treated as ordinary income subject to tax, regardless of whether a Policy is or is not a modified endowment contract. However, the tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a modified endowment contract.

Distributions from Policies Classified as Modified Endowment Contracts are subject to the following tax rules:
     o All distributions, including Surrender and partial withdrawals, are treated as ordinary income subject to tax to the extent Account Value immediately before the distribution exceeds the cost basis in the Policy at such time.
     o Loans from or secured by the Policy are treated as distributions and taxed accordingly. If you do not repay loan interest, the loan interest itself is treated as a distribution.
     o A 10% additional income tax is imposed on the portion of any distribution, loan, or assignment of the Policy that is included in income except where the distribution or loan is made on or after the Owner attains age 59 1/2, is attributable to the Owner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's beneficiary.

Distributions from Policies Not Classified as Modified Endowment Contracts are generally treated as first recovering the cost basis in the Policy and then, only after the return of all such cost basis in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the Owner in order for the Policy to continue complying with the Code's definition of life insurance. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy).

         Loans from, or secured by, a Policy that is not a modified endowment contract are not treated as distributions. However, it is possible that reduced rate loans could be treated as distributions rather than loans.

         Distributions (including upon Surrender) and loans from, or secured by, a Policy that is not a modified endowment contract are not subject to the 10% additional income tax rule. If a Policy is not now but later becomes a modified endowment contract, then any distributions made from the Policy within two years prior to the change will become taxable pursuant to modified endowment contract rules.

o        Other Policy Owner Tax Matters

         Depending on the circumstances, the exchange of a Policy, a change in the Policy's death benefit option, a Policy loan, a partial or full Surrender, a lapse, a change in ownership, or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer and other tax consequences of ownership or receipt of distributions from a Policy depend on the circumstances of each Owner or beneficiary.

         Interest paid on Policy loans generally is not tax deductible.

         Aggregation of modified endowment contracts. Pre-death distributions (including a loan, partial withdrawal, collateral assignment or full Surrender) from a Policy that is treated as a modified endowment contract may require a special aggregation to determine the amount of income recognized on the Policy. If we or any of our affiliates issue more than one modified endowment contract to the same Policy Owner within any 12-month period, then for purposes of measuring the income on the Policy with respect to a distribution from any of those Policies, the income for all those Policies will be aggregated and attributed to that distribution.

         Federal and state estate, inheritance and other tax consequences of ownership or receipt of proceeds under the Policy depend upon your or the beneficiary's individual circumstance.

         Diversification requirements. Investments of the Separate Account must be "adequately diversified" for the Policy to qualify as a life insurance contract under the Code. Any failure to comply with diversification requirements could subject you to immediate taxation on the incremental increases in Account Value plus the cost of insurance protection for the year. However, we believe the Policy complies fully with such requirements.

Ameritas Advisor VUL                   34

         Owner control. The Treasury Department stated that it anticipates the issuance of regulations or rulings prescribing the circumstances in which your control of the investments of the Separate Account may cause you, rather than us, to be treated as the owner of the assets in the Separate Account. To date, no such regulations or guidance has been issued. If you are considered the Owner of the assets of the Separate Account, income and gains from the Separate Account would be included in your gross income.

         The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it determined that owners were not owners of separate account assets. For example, you have additional flexibility in allocating Policy premium and Account Value. These differences could result in you being treated as the owner of a Pro-Rata share of the assets of the Separate Account. In addition, we do not know what standards will be set forth in the regulations or rulings which the Treasury may issue. We therefore reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the Owner of the assets of the Separate Account.

         Paid-Up Life Insurance Benefit Endorsement. Electing this benefit may have adverse tax consequences. The Internal Revenue Service has not ruled on the use of this endorsement. We strongly urge you to consult legal counsel and your personal tax adviser before electing this benefit.

         Tax-advantaged arrangements. The Policy may be used in various arrangements, including non-qualified deferred compensation, split dollar arrangements and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. If you are contemplating the use of the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax adviser regarding the tax attributes of the particular arrangement and the suitability of this Policy for the arrangement.

         Split-Dollar Arrangements. The IRS and the Treasury Department have issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements.

         Also, on July 30, 2002, the Sarbanes-Oxley Act of 2002 became law and required significant accounting and corporate governance reform. This Act prohibits, with limited exceptions, publicly-traded companies from extending many types of personal loans to their directors or executive officers. This prohibition may be interpreted as applying to some arrangements for split-dollar life insurance policies for directors and executive officers of such companies, since such insurance may be viewed as involving a loan from the employer for at least some purposes. Any affected business contemplating the payment of a premium on an existing Policy, or the purchase of a new Policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

         Tax Shelter Regulations. Prospective owners should consult a tax adviser about the treatment of the Policy under the Treasury Regulations applicable to tax shelters.

         Alternative Minimum Tax. There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the owner is subject to that tax.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

         As of the date of this prospectus, there are no proceedings affecting the Separate Account, or that are material in relation to our total assets.

HOW TO GET FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         Our financial statements are included in a Statement of Additional Information ("SAI"). For information on how to obtain copies of these financial statements, at no charge, see the STATEMENT OF ADDITIONAL INFORMATION; REGISTRATION STATEMENT provision on the last page of this prospectus.

RULE 12h-7 EXEMPTION
--------------------------------------------------------------------------------

         Ameritas Life relies on the exemption provided by Rule 12h-7 to file reports under the Securities Exchange Act of 1934.

Ameritas Advisor VUL                   35

APPENDIX A: Optional Features
--------------------------------------------------------------------------------

         This Appendix is intended to provide only a very brief overview of additional benefits available to be added to your Policy by rider. Some of these features are only available at the time the Policy is issued, and may not be added later. For more information, contact your registered representative or us. Certain riders may not be available in all States. The cost for each rider, if any, is explained in the CHARGES section.

o    Accelerated Benefit Rider
     This rider provides the ability to accelerate the death benefit to be a living benefit, allowing you to withdraw value from the Policy, as defined in the rider, in the event of diagnosis of terminal illness. The amount available as a living benefit is less than the total death benefit payable under the Policy.

o    Children's Insurance Rider
     This rider provides term life insurance protection, as defined in the rider, for the Insured's children.

o    Paid-Up Insurance Benefit Endorsement
     This endorsement protects your Policy from lapsing under certain conditions when your outstanding Policy Debt is large relative to your Account Value and Specified Amount.

o    Term Insurance Rider
     This rider provides term insurance upon an individual other than the Insured.

o    Waiver of Monthly Deduction Rider
     This rider provides that during periods of the Insured's total disability, as defined in the rider, certain Policy charges and charges for any Policy riders will be waived.

Ameritas Advisor VUL                   36

DEFINED TERMS
--------------------------------------------------------------------------------
Defined terms, other than "we, us, our," "you and your," are shown using initial capital letters in this prospectus.

Account Value / Accumulation Value / Policy Value means the sum of Net Premiums paid, minus partial withdrawals, minus Policy charges, plus interest credited to the Fixed Account and the loan account, adjusted for gains or losses in the Subaccounts. The Account Value is comprised of amounts in the Subaccounts, the Fixed Account, and the loan account.

Accumulation Unit means an accounting unit of measure used to calculate the Account Value allocated to a Subaccount of the Separate Account. It is similar to a share of a mutual fund.

Annual Date means the same date each year as the Policy Date.

Attained Age means the Issue Age plus the number of completed Policy years. With respect to any increase in Specified Amount, Attained Age means the Issue Age for the increase plus the number of complete years since the increase.

Business Day means each day that the New York Stock Exchange is open for trading.

Cash Surrender Value means the Account Value minus any Policy Debt.

Fixed Account is an account that credits a fixed rate of interest guaranteed by us and is not affected by the experience of the variable Investment Options of the Separate Account. The Fixed Account is part of our general account.

Insured means the person shown on the Policy schedule upon whose life this Policy is issued.

Investment Options means collectively the Subaccounts and the Fixed Account. You may allocate Net Premiums and reallocate Account Value among the Investment Options.

Issue Age means the Insured's age as of the birthday nearest to the Policy Date. With respect to any increase in Specified Amount, Issue Age means the Insured's age as of the birthday nearest to the date of the increase.

Issue Date means the date on which the suicide and incontestability periods begin. If we have received the initial premium from you, the Issue Date will also be the date when you have life insurance coverage with us. If we have not received the initial premium from you, you WILL NOT have coverage until the date on which we receive the initial premium from you.

Monthly Date means the same date of each month as the Policy Date.

Monthly Deduction means a charge made against the Account Value on each Monthly Date for the coverage provided by this Policy and any attached riders.

Net Amount at Risk means the death benefit on the Monthly Date, discounted at the Fixed Account minimum credited rate for one month, minus the Account Value on the Monthly Date, after the Monthly Deduction has been taken except for the cost of insurance.

Net Premium means the premium paid reduced by the premium charge, which will not exceed the maximum premium charge shown on the Policy schedule.

Planned Periodic Premium means a level premium you intend to pay at a fixed interval. The Planned Periodic Premium is shown on the Policy schedule.

Ameritas Advisor VUL                   37

Policy Date means the date from which Policy months, years and anniversaries are measured. The Policy Date will be determined by us unless you request a different Policy Date that we approve. If the Issue Date is after the Policy Date or we have not received the initial premium from you, you WILL NOT have life insurance coverage on the Policy Date.

Policy Debt means the sum of all unpaid Policy loans and accrued interest on Policy loans.

Pro-Rata means allocating a dollar amount among the Investment Options in proportion to the Account Value in those Investment Options.

Right to Examine Transfer Date means 13 days after the Issue Date, or if later, the date all requirements necessary to place the Policy in force are delivered to us.

Specified Amount means a dollar amount used to determine the death benefit of your Policy. It is shown on the Policy schedule. You may increase or decrease it as provided in your Policy.

Subaccounts means the divisions within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single underlying non-publicly traded portfolio.

Surrender means termination of this Policy at your request for its Cash Surrender Value while the Insured is alive.

We, Us, Our, Company, Ameritas Life means Ameritas Life Insurance Corp.

Written Notice means information we have received at Ameritas Life, Service Center, P.O. Box 81889, Lincoln, NE 68501 (or 5900 "O" Street, Lincoln, NE 68510), fax 1-402-467-7335. A Written Notice must be signed by you, in good order, and on a form approved by or acceptable to us. Call us if you have questions about what form or information is required. When notice is permitted and sent to us by facsimile, we have the right to implement the request if the copied or facsimile signature appears to be a copy of a your genuine original signature.

You, Your, Owner means the Owner as shown on the Policy schedule, unless changed. The Insured may or may not be the Owner.

--------------------------------------------------------------------------------

Ameritas Advisor VUL                   38

                                    THANK YOU
            for reviewing this prospectus. You should also review the
         fund prospectuses for the portfolio underlying each Subaccount variable Investment Option you wish to select.

                             IF YOU HAVE QUESTIONS,
          for marketing assistance or other product questions prior to issue (without charge), telephone us at:
                          Ameritas Life Insurance Corp.
                            Telephone: 1-800-255-9678

                for all other matters, write or telephone us at:
                          Ameritas Life Insurance Corp.
                                 Service Center
                                 P.O. Box 81889
                             Lincoln, Nebraska 68501
                                       or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                       Toll-Free Telephone: 1-800-255-9678
                               Fax: 1-402-467-7335
                 Interfund Transfer Request Fax: 1-402-467-7923

                          Internet: ameritasdirect.com

                           REMEMBER, THE CORRECT FORM
is important for us to process your Policy elections and changes accurately. Many service forms can be found in the "Products & Services" section of our website. Or, call us at our toll-free number and we will send you the form you need.

ILLUSTRATIONS

         Illustrations are tools that can help demonstrate how the Policy operates, given the Policy's charges, Investment Options and any optional features selected, how you plan to accumulate or access Account Value over time, and assumed rates of return. Illustrations may also be able to assist you in comparing the Policy's death benefits, Cash Surrender Value and Account Value with those of other variable life insurance policies based upon the same or similar assumptions. You may ask your sales representative or us (at our toll-free telephone number) to provide an illustration, without charge, based upon your specific situation.

         STATEMENT OF ADDITIONAL INFORMATION;
         REGISTRATION STATEMENT

         A Statement of Additional Information ("SAI") dated May 1, 2013 contains other information about the Separate Account and the Policy. You may obtain a copy by calling our toll-free telephone number, at the left. Within three Business Days after we receive your request for an SAI, we will send your copy, without charge, by first class mail or email. Information about the Separate Account (including the SAI), is available on the SEC's Internet site (www.sec.gov, select "More Search Options," then type "333-151912" in the "File Number" field and select "Find Companies"), or can be reviewed and, for a fee, copied at or ordered from the SEC's Public Reference Room, 100 F Street NE, Washington, D.C. 20549-0102. (You may direct questions to the SEC at 202-942-8090.)

         REPORTS TO YOU

         We will send a statement to you at least annually showing your Policy's death benefit, Account Value and any Policy Debt. If your Policy activity is limited to scheduled periodic premiums automatically deducted from your bank or investment account, the annual report will also be the only confirmation you have of premium payments and regular Monthly Deductions. We will confirm any other premium payments, Policy Debt, transfers between Investment Options, lapses, Surrender, partial withdrawals, and other Policy transactions as they occur. You will receive additional periodic reports that the SEC may require.

(c) 2013 Ameritas Life Insurance Corp.

                                [Ameritas Logo]

                         Ameritas Life Insurance Corp.

Ameritas Advisor VUL           Last Page           SEC Registration #: 811-08868

--------------------------------------------------------------------------------
Statement of Additional Information:  May 1, 2013
to accompany Policy Prospectuses dated: May 1, 2013

                                            [Ameritas Life Insurance Corp. Logo]

LOW-LOAD VARIABLE LIFE INSURANCE POLICIES
offered through
AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVL
--------------------------------------------------------------------------------
TABLE OF CONTENTS                       Page

About Our Company                         1

Services                                  2
Underwriter
Distribution of the Policy

More Information on Charges               3
Distribution of Materials

Advertising                               4
Performance Data
Asset Allocatoion Program

Licensing Agreement                       6
Financial Statements

Contacting Us. To answer your questions or to send additional premium, contact your sales representative or write or call us at:

                          Ameritas Life Insurance Corp.
                                 Service Center
                                 P.O. Box 81889
                             Lincoln, Nebraska 68501
                                       Or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-255-9678
                               Fax: 1-402-467-7335
                               ameritasdirect.com

Express mail packages should be sent to our street address, not our P.O. Box address.

Ameritas(R) and the bison design are registered service marks of Ameritas Life Insurance Corp.

         This Statement of Additional Information is not a prospectus. It contains information in addition to that set forth in the Policy prospectus and should be read together with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 81889, Lincoln, Nebraska 68501, by e-mailing us or accessing it through our website at ameritasdirect.com or by calling us at 1-800-255-9678. Defined terms used in the current prospectus for the Policy are incorporated in this Statement.

         ABOUT OUR COMPANY

         Ameritas Life Insurance Corp. Separate Account LLVL was established as a separate investment account of Ameritas Life Insurance Corp. ("Company, we, us, our, Ameritas Life") on August 24, 1994. The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust. We issue the Policy described in the prospectus and are responsible for providing each Policy's insurance benefits. We are engaged in the business of issuing life insurance and annuities, group dental, eye care, and hearing care insurance, retirement plans and 401(k) plans throughout the United States (except New York). Through our Ameritas Advisor Services division, we specialize in low-load life insurance and no-load annuity products, offered directly to investors and through fee-based professionals.

         We are a stock life insurance company - Nebraska's first life insurance company - organized under the laws of the State of Nebraska in 1887. We are wholly owned by Ameritas Holding Company ("AHC") a Nebraska stock insurance holding company. AHC is wholly owned by Ameritas Mutual Holding Company ("Ameritas"). Ameritas is a diversified family of financial services businesses. For a complete list of the Ameritas companies and their products and services, visit the Ameritas website at ameritas.com. Each Ameritas company is solely responsible for its own financial condition and contractual obligations.

ALIC Separate Account LLVL       SAI: 1     Statement of Additional Information

         SERVICES

         Affiliates of Ameritas Life provide administrative services to Ameritas Life relating to policies offered by its separate accounts, including Ameritas Life Insurance Corp. Separate Account LLVL (the "Registrant"). For 2010 these services were provided under the Ameritas companies' General Administrative Services Agreement dated January 1, 2006 (the "original Agreement"). Under the terms of the original Agreement, certain affiliates provided management, administrative, information technology, actuarial, and other services to Ameritas Life. On January 1, 2011, the original Agreement was replaced with an Amended and Restated General Administrative Services Agreement (the "current Agreement"), under which all administrative services relating to policies offered by the Ameritas Life separate accounts were provided directly by Ameritas Life. Therefore, Ameritas Life made no payments for administrative services provided by affiliated companies in 2011 or 2012, and no amounts are reported for either of these years in the chart below. Neither the original Agreement nor the current Agreement is an agreement of or an expense to the Registrant. For the services provided to Ameritas Life for variable life insurance products available through the Separate Account, Ameritas Life paid the following amounts to the listed affiliates in the last three years:

                                           --------------- --------------- ---------------
AFFILIATE:*             YEAR:                   2010             2011           2012
------------------------------------------ --------------- --------------- ---------------
Acacia Life Insurance Company                 $16,486             $0             $0
------------------------------------------ --------------- --------------- ---------------
The Union Central Life Insurance Company     $466,245             $0             $0
------------------------------------------ --------------- --------------- ---------------
* Each affiliate listed is a wholly owned subsidiary of Ameritas Life.

         Ameritas Life entered into a Service Agreement dated May 1, 2010 with its affiliate, Ameritas Investment Partners, Inc. ("AIP")(named Summit Investment Advisors, Inc. prior to May 1, 2013), for the purpose of AIP developing and providing ongoing evaluation and other services for the Asset Allocation Program available for the Policies. For services AIP performed under this agreement for Ameritas Life Insurance Corp. Separate Account LLVL, Ameritas Life paid AIP the following amounts in teh last three years:

                                           --------------- --------------- ---------------
AFFILIATE:*             YEAR:                   2010             2011           2012
------------------------------------------ --------------- --------------- ---------------
Ameritas Investment Partners, Inc.              $303             $539           $550
------------------------------------------ --------------- --------------- ---------------

         Matters of state and federal law pertaining to the policies have been reviewed by the Ameritas Life legal staff.

UNDERWRITER

         The Policies are offered continuously and are distributed by Ameritas Investment Corp. ("AIC"), 5900 "O" Street, Lincoln, Nebraska 68510. We are the majority owner of AIC. AIC enters into contracts with various broker-dealers ("Distributors") to distribute the Policies.

                                                                       -------------- --------------- ---------------
                                                                YEAR:      2010            2011            2012
---------------------------------------------------------------------- -------------- --------------- ---------------
Variable life insurance compensation we paid to AIC that was paid to        $1,449         $12,895         $14,313
other broker-dealers and representatives (not kept by AIC).
---------------------------------------------------------------------- -------------- --------------- ---------------
Variable life insurance compensation earned and kept by AIC.                    $0              $0              $0
---------------------------------------------------------------------- -------------- --------------- ---------------
Fees we paid to AIC for variable life insurance Principal                  $20,236         $17,861          $7,561
Underwriter services.
---------------------------------------------------------------------- -------------- --------------- ---------------

         DISTRIBUTION OF THE POLICY

         Our underwriter, AIC, enters into contracts with various broker-dealers ("Distributors") to distribute Policies. These Distributors are registered with the SEC and are members of the Financial Industry Regulatory Authority. All persons selling the Policy must be registered representatives of the Distributors, and also must be

ALIC Separate Account LLVL       SAI: 2     Statement of Additional Information
licensed as insurance agents to sell variable insurance products. There is no premium load to cover sales and distribution expenses. All compensation or expense reimbursement received by AIC for serving as principal underwriter of the Policies will be paid by us from our other assets or surplus in our general account, which may include profits derived from other charges made under the Policies. Policies can be purchased directly from us through our direct consumer services, with salaried employees who are registered representatives of AIC and who will not receive compensation related to the purchase.

Distribution Compensation for Currently Sold Products
     o Ameritas Advisor VUL: We pay commissions for the sale of the Policies up to 15% of first-year target premium and 2% of premiums above that amount paid in the first Policy Year.

Distribution Compensation for Products No Longer Being Sold
     o Low-Load Survivorship Variable Universal Life: During the first Policy Year, compensation may equal an amount up to 15% of first year target premium paid plus the first year costs of any riders and 2% of excess first year premium.
     o Low-Load Variable Life: During the first Policy Year, compensation may equal an amount up to 9% of first year target premium paid plus the first year costs of any riders and 2% of excess first year premium. In years thereafter, we may pay the broker-dealer asset-based compensation at an annualized rate of 0.1% per Policy Year of the net Cash Surrender Value.

         Compensation arrangements may vary among broker-dealers. Also, we may pay other distribution expenses such as production incentive bonuses. These distribution expenses do not result in any additional charges under the Policy other than those described in the prospectus CHARGES sections.

         MORE INFORMATION ON CHARGES

o        Waiver of Certain Charges
         When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding charges charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue, or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee and withdrawal charges. Any fee waiver will not discriminate unfairly against protected classes of individuals and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any charges may be subject to state approval.

o        Underwriting Procedure
         The Policy's cost of insurance depends upon the insured's sex, issue age, risk class, and length of time the Policy has been in force. The rates will vary depending upon tobacco use and other risk factors. Guaranteed cost of insurance rates are based on the insured's attained age and are equal to the 2001 Commissioners Standard Ordinary Age Nearest Birthday Ultimate Mortality Table. The maximum rates for the table-rated substandard insureds are based on a multiple (shown in the schedule pages of the Policy) of the above rates. We may add flat extra ratings to reflect higher mortality risk. Any change in the cost of insurance rates will apply to all insureds of the same age, gender, risk class and whose Policies have been in effect for the same length of time.

         The cost of insurance rates, Policy charges, and payment options for Policies issued in Montana, and perhaps other states or in connection with certain employee benefit arrangements, are issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males.

         If the rating class for any increase in the specified amount of insurance coverage is not the same as the rating class at issue, the cost of insurance rate used after such increase will be a composite rate based upon a weighted average of the rates of the different rating classes. Decreases may be reflected in the cost of insurance rate, as discussed earlier.

         The actual charges made during the Policy Year will be shown in the annual report delivered to Policy Owners.

         DISTRIBUTION OF MATERIALS

         We will distribute proxy statements, updated prospectuses and other materials to you from time to time. In order to achieve cost savings, we may send consolidated mailings to several Owners with the same last name who share a common address or post office box.

ALIC Separate Account LLVL       SAI: 3     Statement of Additional Information

         ADVERTISING

         From time to time, we may advertise performance information for the Subaccounts and their underlying portfolios. We may also advertise ratings, rankings or other information related to us, the Subaccounts or the underlying portfolios.

         We may provide hypothetical illustrations of Policy value, Cash Surrender Value and death benefit based on historical investment returns of the underlying portfolios for a sample Policy based on assumptions as to age, sex and risk class of the insured, and other Policy-specific assumptions.

         We may also provide individualized hypothetical illustrations calculated in the same manner as stated above but based upon factors particular to your Policy.

         PERFORMANCE DATA

          From time to time, we may advertise performance for the Subaccount variable investment options. Performance data is available on our website and is authorized for use with prospective investors only when accompanied or preceded by current product and fund prospectuses containing detailed information about the Policy, investment, limitations and risks.

         Performance returns reflect fees and charges assessed by the fund companies and current mortality and expenses and administrative risk charges deducted from Separate Account assets. Some portfolio advisors have agreed to limit their expenses; without these limits, performance would have been lower. The returns shown on our website do not reflect the Policy's transaction fees and periodic charges. If these fees and charges were deducted, the performance quoted would be lower. Yields shown are typically "annualized" yields. This means the income generated during the measured seven days is assumed to be generated each week over a 52-week period, and not reinvested, and is shown as a percentage of the investment.

         We encourage you to obtain a personalized illustration which reflects all charges of the Policy and the impact of those charges upon performance; contact your registered representative or us to obtain an illustration, without charge, based upon your specific situation. See the Policy prospectus for detailed information about Policy charges and portfolio prospectuses for each portfolio's expenses.

         For periods prior to the date the Policy Subaccount began operation, performance data will be calculated based on the performance of the underlying portfolio and the assumption that the Subaccounts were in existence for the same periods as those indicated for the underlying portfolio with the level of Policy charges that were in effect at the inception of the Subaccount.

         Past performance is no guarantee of future results. The return and principal value of an investment will fluctuate so that investor's shares, when redeemed, may be worth more or less than their original cost.

         ASSET ALLOCATION PROGRAM

The Service
         Ameritas Investment Corp. ("AIC"), a majority owned subsidiary of Ameritas Life, has developed several asset allocation models, each based on different profiles of an investor's willingness to accept investment risk, that are provided exclusively through our Policies as the Asset Allocation Program (the "Program"). AIC periodically (typically annually) evaluates and updates the models. In developing and periodically updating the models, AIC currently relies on the fund-specific model recommendations made by Ameritas Investment Partners, Inc. ("AIP"), a registered investment advisor, which, like Ameritas Life, is wholly owned by Ameritas. AIC may change the firm it uses, or, as is currently the case, may use no independent firm when developing the models for the Program.

         If you choose to subscribe to the Program, AIC will serve as your investment adviser solely for purposes of development of the Program models and periodic updates of the models.

         If you choose to subscribe to the Program, AIC instructs us to allocate your initial premium (in the case of a new application) or accumulated value, as applicable, to the investment options according to the model you select, to similarly allocate subsequent premium, and to periodically automatically reallocate your accumulated value or premium payments. Your Policy value will be rebalanced quarterly consistent with your selected model.

ALIC Separate Account LLVL       SAI: 4     Statement of Additional Information

The Asset Allocation Program Models
         Development of the Program models is a multi-step process. First, we obtain research relating to models from an unaffiliated firm, then an optimization analysis is performed to determine the breakdown of asset classes. Next, after the asset class exposures are known, AIP determines how available investment options can be used to implement the asset class level allocations. Investment options are selected in a way intended to optimize potential returns for each model, given a particular level of risk tolerance. AIP may also choose passively managed index investment options to optimize returns for a given risk profile. AIP's philosophy on selecting active investment managers centers on choosing experienced managers that add value over time, using a consistent process, and staying on mandate across market cycles. When selecting investment options, AIP looks for competitive fees, tenured fund management, and total returns that are competitive to their peers. AIP avoids managers holding "off-mandate" exposures, or other significant portfolio concentrations that could lead to sharp performance deviations. This process could, in some cases, result in the inclusion of an investment option in a model based on its specific asset class exposure or other specific optimization factors, even where another investment option may have better historical performance.

Periodic Updates of the Models and Notices of Updates
         Each model is evaluated periodically (generally, annually) to assess whether the combination of investment options within each model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the model. As a result, each model may change, and the investment options used within a model may change.

         When your selected model is updated, AIC instructs us to automatically reallocate your accumulated value and any subsequent premium payments in accordance with any changes to the model you have selected. This means the allocation of your accumulated value, and potentially the investment options in which you are invested, will automatically change and your accumulated value and any subsequent premium payments will be automatically reallocated among the investment options in your updated model when your next automatic quarterly rebalancing occurs. AIC requires that you give it discretionary investment authority to periodically instruct us to reallocate your accumulated value and any subsequent premium payments in accordance with the updated version of the model you have selected, if you wish to participate in the Program.

         When AIC updates the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Program.

Risks
         Although asset allocation models are designed to optimize returns given the various levels of risk, there is no assurance that a model portfolio will not lose money or that investment results will not experience volatility. Investment performance of your accumulated value could be better or worse by participating in a Program model than if you had not participated. A model may perform better or worse than any single investment option or asset class or other combinations of investment options or asset classes. Model performance is dependent upon the performance of the component investment options (and their underlying portfolios). The timing of your investment and the automatic quarterly rebalancing may affect performance. Your accumulated value will fluctuate, and when redeemed, may be worth more or less than the original cost.

         Periodic updating of the models can cause the underlying portfolios to incur transaction expenses to raise cash for money flowing out of the portfolios or to buy securities with money flowing into the portfolios. These expenses can adversely affect performance of the pertinent portfolios and the models.

         Potential Conflicts of Interest. AIC and AIP may be subject to competing interests that have the potential to influence decision making with regard to the models. In addition to its limited role as investment adviser under the Program, AIC is also compensated by us as principal underwriter for the Policies. Also, Calvert Variable Portfolios, Inc. and Calvert Variable Series, Inc. (the "Calvert Funds"), which are part of the Ameritas Mutual Holding Company and therefore are affiliated with us, have portfolios offered through the Policy. The Calvert Funds are advised by Calvert Investment Management, Inc. ("CIM"), an affiliate of ours, and certain of the Calvert Funds are subadvised by AIP, also an affiliate of ours. CIM and AIP are compensated for administrative, advisory and subadvisory services they provide. Calvert Fund portfolios may or may not be included in the models. We may receive revenue sharing from other portfolios that are available as investment options or distribution fees.

ALIC Separate Account LLVL       SAI: 5     Statement of Additional Information

AIC may have an incentive to use certain portfolios in the models that provide higher revenue sharing or advisory fees. AIC may believe that certain portfolios may benefit from additional assets or could be harmed by redemptions. AIP analyzes all our model investment options and their underlying portfolios; it evaluates and recommends the selection of specific funds and periodic updates regarding portfolios in the models. In developing these recommendations, AIP may consult with unaffiliated third parties to obtain information on asset class-level allocation weightings and impact of the models on insurance reserves. Neither AIC nor we dictate to AIP the number of portfolios in a model, the percent that any portfolio represents in a model, or which portfolios may be selected (other than to require exclusion of any portfolio that is expected to be liquidated, merged into another portfolio, or otherwise closed). AIP may have an incentive to recommend certain portfolios that have administrative, advisory or subadvisory services provided by CIM and AIP. As a result of the competing interests the affiliated parties face in this Program, there is an increased potential risk of a conflict of interest in these arrangements.

         AIC and we are under no obligation to continue the Program, or any asset allocation program, and have the right to terminate or change such services at any time.

         LICENSING AGREEMENT

         The Policy is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the Owners of the Policy or any member of the public regarding the advisability of investing in securities generally or in the Policy particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee ("Ameritas Life") is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the product. S&P has no obligation to take the needs of the Licensee or the Owners of the Policy into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the timing of the issuance or sale of the product or in the determination or calculation of the equation by which the Policy is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE POLICY, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

         FINANCIAL STATEMENTS

The balance sheets - statutory basis of Ameritas Life Insurance Corp., a wholly owned subsidiary of Ameritas Holding Company, which is a wholly owned subsidiary of Ameritas Mutual Holding Company, as of December 31, 2012 and 2011, and the related summary of operations and changes in capital and surplus - statutory basis and statements of cash flows - statutory basis for each of the three years in the period ended December 31, 2012 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein and the statements of net assets of each of the subaccounts of Ameritas Life Insurance Corp. Separate Account LLVL as of December 31, 2012, and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended and the financial highlights for each of the periods in the five years then ended, have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report appearing herein. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 1601 Dodge Street, Suite 3100, Omaha, NE 68102.

         Our financial statements will follow this page of this Statement. They only bear on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

ALIC Separate Account LLVL      SAI:6        Statement of Additional Information

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We  have  audited  the  accompanying  statements  of net  assets  of each of the subaccounts listed in Note 1 which comprise Ameritas Life Insurance Corp. Separate Account LLVL (the "Account") as of December 31, 2012 and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended, and the financial highlights for each of the periods in the five years then ended for each of the subaccounts which comprise the Account. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of each of the subaccounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the subaccounts constituting Ameritas Life Insurance Corp. Separate Account LLVL as of December 31, 2012, and the results of their operations for the period then ended and changes in their net assets for each of the periods in the two years then ended, and the financial highlights for each of the periods in the five years then ended for each of the subaccounts which comprise the Account, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP


Omaha, Nebraska
March 15, 2013

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2012

ASSETS
INVESTMENTS AT FAIR VALUE:

   Calvert Variable Series, Inc. (Calvert):
   ----------------------------------------
      Calvert VP SRI Balanced Portfolio (Balanced) -
         125,860.155 shares at $1.909 per share (cost $224,783)                            $    240,267
      Calvert VP SRI Mid Cap Growth Portfolio (Mid Cap) -
         3,815.582 shares at $32.66 per share (cost $109,994)                                   124,617
      Calvert VP SRI Equity Portfolio (Social Equity) -
         2,057.429 shares at $21.37 per share (cost $41,503)                                     43,967
      Calvert VP Small Cap Growth Portfolio (Small Cap) -
         708.266 shares at $46.96 per share (cost $33,753)                                       33,260
      Calvert VP SRI Strategic Portfolio (Core Strategies) -
         6,601.041 shares at $17.57 per share (cost $109,336)                                   115,980
   DWS Investments VIT Funds (Scudder):
   ------------------------------------
      DWS Equity 500 Index VIP Portfolio, Class A (Equity 500) -
         11,918.612 shares at $15.01 per share (cost $153,616)                                  178,898
      DWS Small Cap Index VIP Portfolio, Class A (Small Cap) -
         70,828.907 shares at $13.56 per share (cost $827,938)                                  960,440
   DWS Variable Series II (Scudder):
   ---------------------------------
      DWS Dreman Small Mid Cap Value VIP Portfolio, Class A (Mid Value) -
         33,912.039 shares at $12.78 per share (cost $361,902)                                  433,396
      DWS Global Thematic VIP Portfolio, Class A (Global) -
         2,641.499 shares at $9.24 per share (cost $22,997)                                      24,407
   DWS Variable Series I (Scudder):
   --------------------------------
      DWS Capital Growth VIP Portfolio, Class A (Growth) -
         2,962.338 shares at $21.38 per share (cost $60,855)                                     63,335
   Fidelity Variable Insurance Products (Fidelity):
   ------------------------------------------------
      Fidelity VIP Contrafund Portfolio, Initial Class (Contrafund IC) -
         97,790.843 shares at $26.44 per share (cost $2,370,717)                              2,585,590
      Fidelity VIP Contrafund Portfolio, Service Class (Contrafund SC) -
         33,415.829 shares at $26.36 per share (cost $796,584)                                  880,841
      Fidelity VIP High Income Portfolio, Service Class (High Income SC) -
         32,021.072 shares at $5.78 per share (cost $177,645)                                   185,082
      Fidelity VIP Investment Grade Bond Portfolio, Initial Class (Inv. Grade Bond IC) -
         51,454.662 shares at $13.06 per share (cost $677,984)                                  671,998
      Fidelity VIP Mid Cap Portfolio, Service Class (Mid Cap SC) -
         87,300.803 shares at $30.39 per share (cost $2,533,424)                              2,653,071
      Fidelity VIP Overseas Portfolio, Initial Class (Overseas IC) -
         32,775.485 shares at $16.09 per share (cost $585,928)                                  527,358
      Fidelity VIP Strategic Income Portfolio, Initial Class (Strategic IC) -
         107,801.056 shares at $11.76 per share (cost $1,247,510)                             1,267,740
      Fidelity VIP Equity-Income Portfolio, Initial Class (Equity Inc. IC) -
         4,834.779 shares at $19.94 per share (cost $98,719)                                     96,405

The accompanying notes are an integral part of these financial statements.

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2012

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

   Fidelity Variable Insurance Products (Fidelity), continued:
   -----------------------------------------------------------
      Fidelity VIP High Income Portfolio, Initial Class (High Income IC) -
         44,175.239 shares at $5.81 per share (cost $255,591)                              $    256,658
      Fidelity VIP Mid Cap Portfolio, Initial Class (Mid Cap IC) -
         2,978.176 shares at $30.55 per share (cost $91,926)                                     90,983
   AIM Variable Insurance Funds (AIM):
   -----------------------------------
      Invesco V.I. Diversified Dividend Fund Portfolio, Series I (Dividend) -
         15,152.483 shares at $16.34 per share (cost $226,598)                                  247,592
      Invesco V.I. Global Health Care Fund Portfolio, Series I (Health) -
         23,968.154 shares at $21.00 per share (cost $428,573)                                  503,331
      Invesco V.I. Technology Fund Portfolio, Series I (Technology) -
         30,561.886 shares at $16.87 per share (cost $418,486)                                  515,579
      Invesco V.I. International Growth Fund Portfolio, Series I (Intl. Growth) -
         28,847.399 shares at $30.03 per share (cost $772,721)                                  866,287
      Invesco Van Kampen V.I. American Franchise Fund Portfolio, Series I (Franchise) -
         532.467 shares at $36.28 per share (cost $19,379)                                       19,318
   Janus Aspen Series (Janus):
   ---------------------------
      Janus Portfolio, Institutional Shares (Growth) -
         2,949.445 shares at $26.45 per share (cost $52,759)                                     78,013
   Neuberger Berman Advisers Management Trust (Neuberger Berman):
   --------------------------------------------------------------
      Neuberger Berman AMT Balanced Portfolio, Class I (Balanced) -
         39,045.118 shares at $11.47 per share (cost $403,841)                                  447,848
      Neuberger Berman AMT Growth Portfolio, Class I (Growth)  -
         56,270.121 shares at $20.91 per share (cost $940,624)                                1,176,608
      Neuberger Berman AMT Guardian Portfolio, Class I (Guardian) -
         615.838 shares at $20.40 per share (cost $11,973)                                       12,563
      Neuberger Berman AMT Short Duration Bond Portfolio, Class I (Bond) -
         88,942.225 shares at $10.95 per share (cost $1,005,486)                                973,917
      Neuberger Berman AMT Mid-Cap Growth Portfolio, Class I (Mid-Cap) -
         436.500 shares at $30.97 per share (cost $11,361)                                       13,518
      Neuberger Berman AMT Large Cap Value Portfolio, Class I (Partners) -
         166,152.249 shares at $11.60 per share (cost $2,124,092)                             1,927,366
      Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I (Regency) -
         1,549.281 shares at $12.09 per share (cost $20,352)                                     18,731
   Rydex Variable Trust (Rydex):
   -----------------------------
      Rydex Nova Fund Portfolio (Nova) -
         2,885.904 shares at $88.42 per share (cost $250,278)                                   255,172
      Rydex NASDAQ-100 Fund Portfolio (NASDAQ) -
         43,699.047 shares at $22.56 per share (cost $903,972)                                  985,851

The accompanying notes are an integral part of these financial statements.

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2012

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

   Rydex Variable Trust (Rydex), continued:
   ----------------------------------------
      Rydex Precious Metals Fund Portfolio (Precious Metals) -
         140,320.469 shares at $12.57 per share (cost $2,019,453)                          $  1,763,828
      Rydex Inverse S&P 500 Strategy Fund Portfolio (Inv. S&P 500) -
         13,434.004 shares at $26.55 per share (cost $384,573)                                  356,673
      Rydex Government Long Bond 1.2x Strategy Fund Portfolio (Gov. Long Bond) -
         9,911.480 shares at $15.20 per share (cost $176,282)                                   150,655
      Guggenheim U.S. Long Short Momentum Fund Portfolio (Sector Rotation) -
         98.556 shares at $12.49 per share (cost $1,167)                                          1,231
   Third Avenue Variable Series Trust (Third Avenue):
   --------------------------------------------------
      Third Avenue Value Portfolio (Value) -
         243,571.206 shares at $14.41 per share (cost $4,102,136)                             3,509,861
   Vanguard Variable Insurance Fund (Vanguard):
   --------------------------------------------
      Vanguard Money Market Portfolio (Money Market) -
         10,257,213.074 shares at $1.00 per share (cost $10,257,213)                         10,257,213
      Vanguard Equity Index Portfolio (Equity Index) -
         700,436.841 shares at $24.93 per share (cost $17,649,515)                           17,461,890
      Vanguard Total Bond Market Index Portfolio (Total Bond) -
         578,752.311 shares at $12.46 per share (cost $6,692,169)                             7,211,254
      Vanguard REIT Index Portfolio (REIT Index) -
         386,607.253 shares at $12.12 per share (cost $4,535,621)                             4,685,680
      Vanguard Mid-Cap Index Portfolio (Mid-Cap) -
         224,931.344 shares at $16.13 per share (cost $3,269,740)                             3,628,143
      Vanguard Total Stock Market Index Portfolio (Stock Market Index) -
         150,789.536 shares at $25.32 per share (cost $3,607,637)                             3,817,991
      Vanguard Equity Income Portfolio (Equity Income) -
         381,276.486 shares at $17.63 per share (cost $6,260,429)                             6,721,904
      Vanguard Growth Portfolio (Growth) -
         419,385.763 shares at $15.32 per share (cost $6,197,416)                             6,424,990
      Vanguard Balanced Portfolio (Balanced) -
         294,020.429 shares at $20.70 per share (cost $5,236,424)                             6,086,223
      Vanguard High Yield Bond Portfolio (High Yield Bond) -
         322,597.458 shares at $8.33 per share (cost $2,379,010)                              2,687,237
      Vanguard International Portfolio (International) -
         558,762.589 shares at $18.35 per share (cost $9,037,576)                            10,253,294
      Vanguard Diversified Value Portfolio (Diversified) -
         205,306.475 shares at $14.31 per share (cost $2,643,840)                             2,937,936
      Vanguard Small Company Growth Portfolio (Small Company Growth) -
         383,173.420 shares at $20.08 per share (cost $6,378,061)                             7,694,122

The accompanying notes are an integral part of these financial statements.

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2012

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

   Wells Fargo Advantage Funds - Variable Trust (Wells Fargo):
   -----------------------------------------------------------
      Wells Fargo Advantage VT Discovery Fund Portfolio, Class 2 (Discovery) -
         13,449.592 shares at $25.16 per share (cost $287,124)                             $    338,392
      Wells Fargo Advantage VT Opportunity Fund Portfolio, Class 2 (Opportunity) -
         16,953.972 shares at $20.05 per share (cost $319,168)                                  339,927
   American Century Investments (American Century):
   ------------------------------------------------
      American Century VP Mid Cap Value Fund Portfolio, Class I (Mid Cap) -
         12,339.972 shares at $14.58 per share (cost $172,568)                                  179,917
      American Century VP International Fund Portfolio, Class I (International) -
         2,380.139 shares at $8.93 per share (cost $17,762)                                      21,255
   Franklin Templeton Variable Insurance Products Trust (Franklin Templeton):
   --------------------------------------------------------------------------
      Templeton Global Bond Securities Fund Portfolio, Class 2 (Global Inc.) -
         55,049.701 shares at $19.47 per share (cost $1,010,383)                              1,071,818
   MFS Variable Insurance Trust (MFS):
   -----------------------------------
      MFS Utilities Series Portfolio, Initial Class (Utilities IC) -
         12,974.299 shares at $27.63 per share (cost $349,036)                                  358,480
      MFS Research International Series Portfolio, Initial Class (Research) -
         16,610.468 shares at $12.37 per share (cost $190,537)                                  205,471
   Calvert Variable Products, Inc. (Summit):
   -----------------------------------------
      Calvert VP Natural Resources Portfolio (Natural)  -
         17,048.417 shares at $50.98 per share (cost $856,814)                                  869,128
      Calvert VP SRI Large Cap Value Portfolio (Zenith) -
         3,350.833 shares at $73.81 per share (cost $182,608)                                   247,325
      Calvert VP EAFE International Index Portfolio, Class I (EAFE Intl.) -
         3,587.893 shares at $72.86 per share (cost $246,704)                                   261,414
      Calvert VP S&P MidCap 400 Index Portfolio, Class I (S&P MidCap) -
         556.360 shares at $75.22 per share (cost $35,511)                                       41,849
   T. Rowe Price Equity Series, Inc. (T. Rowe):
   --------------------------------------------
      T. Rowe Price Blue Chip Growth Portfolio (Blue Chip) -
         81,324.978 shares at $13.45 per share (cost $884,825)                                1,093,821
   The Universal Institutional Funds, Inc. (Morgan Stanley):
   ---------------------------------------------------------
      UIF Emerging Markets Equity Portfolio, Class I (Emerging Markets) -
         124,907.183 shares at $15.03 per share (cost $1,630,431)                             1,877,355
   PIMCO Variable Insurance Trust (Pimco):
   ---------------------------------------
      PIMCO CommodityRealReturn Strategy Portfolio, Administrative Class (Commodity) -
         73,063.614 shares at $7.13 per share (cost $591,812)                                   520,944
      PIMCO Total Return Portfolio, Administrative Class (Total Return) -
         194,402.773 shares at $11.55 per share (cost $2,215,684)                             2,245,352

The accompanying notes are an integral part of these financial statements.

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2012

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

   DFA Investment Dimensions Group Inc. (DFA):
   ---s----------------------------------------
      VA Global Bond Portfolio (Bond) -
         0.000 shares at $10.89 per share (cost $0)                                        $          -
      VA International Small Portfolio (Small) -
         480.064 shares at $10.20 per share (cost $4,961)                                         4,897
      VA International Value Portfolio (Value) -
         4,150.843 shares at $11.12 per share (cost $46,176)                                     46,157
      VA Short-Term Fixed Portfolio (Fixed) -
         270.458 shares at $10.20 per share (cost $2,775)                                         2,758
      VA U.S. Large Value Portfolio (Large) -
         9,633.140 shares at $17.15 per share (cost $164,720)                                   165,208
      VA U.S. Targeted Value Portfolio (Targeted) -
         157.473 shares at $13.07 per share (cost $1,984)                                         2,058

                                                                                           ------------
   NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS                                          $125,019,638
                                                                                           ============

The accompanying notes are an integral part of these financial statements.

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Calvert
                                                                              ------------------------------------
                                                                                 Balanced
                                                                              -----------------
                                                                                   2012
                                                                              -----------------
STATEMENTS OF OPERATIONS
------------------------
Investment income:
   Dividend distributions received                                            $           2,936
   Mortality and expense risk charge                                                     (1,706)
                                                                              -----------------
Net investment income(loss)                                                               1,230
                                                                              -----------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                            -
   Net realized gain(loss) on sale of fund shares                                         5,290
                                                                              -----------------
Net realized gain(loss)                                                                   5,290
                                                                              -----------------

Change in unrealized appreciation/depreciation                                           10,741
                                                                              -----------------

Net increase(decrease) in net assets resulting
   from operations                                                            $          17,261
                                                                              =================

                                                                                            Balanced
                                                                              ------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                                2012                2011
-----------------------------------                                           ----------------   -----------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                $          1,230   $           1,241
   Net realized gain(loss)                                                               5,290               1,126
   Net change in unrealized appreciation/depreciation                                   10,741               3,607
                                                                              ----------------   -----------------
Net increase(decrease) in net assets resulting
   from operations                                                                      17,261               5,974
                                                                              ----------------   -----------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  37,702              42,822
   Subaccounts transfers (including fixed account), net                                  6,084                 812
   Transfers for policyowner benefits and terminations                                    (606)               (412)
   Policyowner maintenance charges                                                      (6,736)             (6,946)
                                                                              ----------------   -----------------
Net increase(decrease) from policyowner transactions                                    36,444              36,276
                                                                              ----------------   -----------------

Total increase(decrease) in net assets                                                  53,705              42,250
Net assets at beginning of period                                                      186,562             144,312
                                                                              ----------------   -----------------
Net assets at end of period                                                   $        240,267   $         186,562
                                                                              ================   =================

The accompanying notes are an integral part of these financial statements.

                                                     Calvert
-----------------------------------------------------------------------------------------------------------------
     Mid Cap                            Social Equity                           Small Cap
-----------------                     ----------------                      ----------------
      2012                                  2012                                  2012
-----------------                     ----------------                      ----------------

$               -                     $             43                      $              -
             (941)                                (240)                                 (328)
-----------------                     ----------------                      ----------------
             (941)                                (197)                                 (328)
-----------------                     ----------------                      ----------------


           14,203                                1,454                                 1,211
            5,062                                   95                                (1,336)
-----------------                     ----------------                      ----------------
           19,265                                1,549                                  (125)
-----------------                     ----------------                      ----------------

              833                                2,841                                 9,962
-----------------                     ----------------                      ----------------


$          19,157                     $          4,193                      $          9,509
=================                     ================                      ================

               Mid Cap                            Social Equity                           Small Cap
-----------------------------------    -----------------------------------    -----------------------------------
     2012                 2011               2012               2011               2012                2011
----------------    ---------------    ---------------    ----------------    ---------------   -----------------

$           (941)   $        (1,072)   $          (197)   $           (110)   $          (328)   $           (543)
          19,265             14,535              1,549                  46               (125)              8,290
             833            (11,386)             2,841                (824)             9,962             (20,143)
----------------    ---------------    ---------------    ----------------    ---------------    ----------------

          19,157              2,077              4,193                (888)             9,509             (12,396)
----------------    ---------------    ---------------    ----------------    ---------------    ----------------


               -                  -             17,686              17,686              1,565               1,447
         (21,586)            18,029                  -                   -            (66,966)             73,135
            (601)           (24,399)                 -                   -                  -                   -
          (6,890)            (7,341)            (1,193)             (1,138)              (622)               (627)
----------------    ---------------    ---------------    ----------------    ---------------    ----------------
         (29,077)           (13,711)            16,493              16,548            (66,023)             73,955
----------------    ---------------    ---------------    ----------------    ---------------    ----------------

          (9,920)           (11,634)            20,686              15,660            (56,514)             61,559
         134,537            146,171             23,281               7,621             89,774              28,215
----------------    ---------------    ---------------    ----------------    ---------------    ----------------
$        124,617    $       134,537    $        43,967    $         23,281    $        33,260    $         89,774
================    ===============    ===============    ================    ===============    ================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Calvert
                                                                              ------------------------------------
                                                                                    Core
                                                                                 Strategies
                                                                              ----------------
                                                                                    2012
                                                                              ----------------
STATEMENTS OF OPERATIONS
------------------------
Investment income:
   Dividend distributions received                                            $            506
   Mortality and expense risk charge                                                    (1,494)
                                                                              ----------------
Net investment income(loss)                                                               (988)
                                                                              ----------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                           -
   Net realized gain(loss) on sale of fund shares                                       (7,821)
                                                                              ----------------
Net realized gain(loss)                                                                 (7,821)
                                                                              ----------------

Change in unrealized appreciation/depreciation                                          21,539
                                                                              ----------------

Net increase(decrease) in net assets resulting
   from operations                                                            $         12,730
                                                                              ================

                                                                                        Core Strategies
                                                                              -----------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                                 2012               2011
-----------------------------------                                           ----------------   ----------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                $           (988)  $         (1,325)
   Net realized gain(loss)                                                              (7,821)            35,456
   Net change in unrealized appreciation/depreciation                                   21,539            (73,657)
                                                                              ----------------   ----------------

Net increase(decrease) in net assets resulting
   from operations                                                                      12,730            (39,526)
                                                                              ----------------   ----------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  19,632             46,418
   Subaccounts transfers (including fixed account), net                               (200,612)          (139,665)
   Transfers for policyowner benefits and terminations                                  (4,660)           (13,482)
   Policyowner maintenance charges                                                      (6,178)           (16,234)
                                                                              ----------------   ----------------
Net increase(decrease) from policyowner transactions                                  (191,818)          (122,963)
                                                                              ----------------   ----------------

Total increase(decrease) in net assets                                                (179,088)          (162,489)
Net assets at beginning of period                                                      295,068            457,557
                                                                              ----------------   ----------------
Net assets at end of period                                                   $        115,980   $        295,068
                                                                              ================   ================

The accompanying notes are an integral part of these financial statements.

                                                     Scudder
-----------------------------------------------------------------------------------------------------------------
   Equity 500                             Small Cap                            Mid Value
----------------                      -----------------                     -----------------
      2012                                  2012                                  2012
----------------                      -----------------                     -----------------

$          2,930                      $           8,184                     $           5,722
          (1,023)                                (6,079)                               (3,289)
----------------                      -----------------                     -----------------
           1,907                                  2,105                                 2,433
----------------                      -----------------                     -----------------


               -                                    217                                     -
             268                                 11,233                                23,820
----------------                      -----------------                     -----------------
             268                                 11,450                                23,820
----------------                      -----------------                     -----------------

          20,821                                113,352                                29,986
----------------                      -----------------                     -----------------


$         22,996                      $         126,907                     $          56,239
================                      =================                     =================

              Equity 500                            Small Cap                              Mid Value
------------------------------------   -----------------------------------    -----------------------------------
      2012                2011               2012               2011               2012                2011
----------------    ----------------   ----------------   ----------------    ----------------   ----------------

$          1,907    $          1,637   $          2,105   $          1,997    $          2,433   $          1,534
             268                  62             11,450             15,504              23,820              6,323
          20,821                 (21)           113,352            (59,221)             29,986            (50,931)
----------------    ----------------   ----------------   ----------------    ----------------   ----------------

          22,996               1,678            126,907            (41,720)             56,239            (43,074)
----------------    ----------------   ----------------   ----------------    ----------------   ----------------


           4,811               8,245             46,558             40,084              35,160             33,026
               -                   -            129,719             (8,282)           (128,349)           111,875
               -                   -            (32,372)          (113,680)             (4,103)           (18,221)
          (1,463)             (1,213)           (52,622)           (48,063)            (17,717)           (13,600)
----------------    ----------------   ----------------   ----------------    ----------------   ----------------
           3,348               7,032             91,283           (129,941)           (115,009)           113,080
----------------    ----------------   ----------------   ----------------    ----------------   ----------------

          26,344               8,710            218,190           (171,661)            (58,770)            70,006
         152,554             143,844            742,250            913,911             492,166            422,160
----------------    ----------------   ----------------   ----------------    ----------------   ----------------
$        178,898    $        152,554   $        960,440   $        742,250    $        433,396   $        492,166
================    ================   ================   ================    ================   ================

                         AMERITAS LIFE INSURANCE CORP.
                             SEPARATE ACCOUNT LLVL
                       FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Scudder
                                                                              ------------------------------------
                                                                                  Global
                                                                              ----------------
                                                                                   2012
                                                                              ----------------
STATEMENTS OF OPERATIONS
------------------------
Investment income:
   Dividend distributions received                                            $          2,620
   Mortality and expense risk charge                                                      (666)
                                                                              ----------------
Net investment income(loss)                                                              1,954
                                                                              ----------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                           -
   Net realized gain(loss) on sale of fund shares                                        1,554
                                                                              ----------------
Net realized gain(loss)                                                                  1,554
                                                                              ----------------

Change in unrealized appreciation/depreciation                                           2,588
                                                                              ----------------

Net increase(decrease) in net assets resulting
   from operations                                                            $          6,096
                                                                              ================

                                                                                            Global
                                                                              ----------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                                 2012              2011
-----------------------------------                                           ----------------  ----------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                $          1,954  $            252
   Net realized gain(loss)                                                               1,554            (3,686)
   Net change in unrealized appreciation/depreciation                                    2,588           (12,910)
                                                                              ----------------  ----------------
Net increase(decrease) in net assets resulting
   from operations                                                                       6,096           (16,344)
                                                                              ----------------  ----------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  19,548            17,003
   Subaccounts transfers (including fixed account), net                                 (4,461)          (91,247)
   Transfers for policyowner benefits and terminations                                 (13,155)                -
   Policyowner maintenance charges                                                      (3,542)           (3,511)
                                                                              ----------------  ----------------
Net increase(decrease) from policyowner transactions                                    (1,610)          (77,755)
                                                                              ----------------  ----------------

Total increase(decrease) in net assets                                                   4,486           (94,099)
Net assets at beginning of period                                                       19,921           114,020
                                                                              ----------------  ----------------
Net assets at end of period                                                   $         24,407  $         19,921
                                                                              ================  ================

The accompanying notes are an integral part of these financial statements.

               Scudder                                                  Fidelity
------------------------------------- ----------------------------------------------------------------------------
     Growth                              Contrafund IC                          Contrafund SC
----------------                       ----------------                       ----------------
      2012                                   2012                                   2012
----------------                       ----------------                       ----------------

$            206                       $         34,309                       $         10,747
            (195)                               (19,715)                                (4,782)
----------------                       ----------------                       ----------------
              11                                 14,594                                  5,965
----------------                       ----------------                       ----------------


               -                                      -                                      -
              (4)                                42,497                                  9,192
----------------                       ----------------                       ----------------
              (4)                                42,497                                  9,192
----------------                       ----------------                       ----------------

           4,413                                334,287                                105,842
----------------                       ----------------                       ----------------


$          4,420                       $        391,378                       $        120,999
================                       ================                       ================

               Growth                              Contrafund IC                          Contrafund SC
------------------------------------   -----------------------------------    -----------------------------------
     2012                 2011               2012               2011               2012                2011
----------------    ----------------   ----------------  -----------------    ----------------   ----------------

$             11    $           (108)  $         14,594   $          7,496    $          5,965   $          4,174
              (4)             (1,681)            42,497              8,485               9,192              4,181
           4,413              (1,935)           334,287            (92,510)            105,842            (40,475)
----------------    ----------------   ----------------  -----------------    ----------------   ----------------

           4,420              (3,724)           391,378            (76,529)            120,999            (32,120)
----------------    ----------------   ----------------  -----------------    ----------------   ----------------


           2,178               1,142            184,864            182,295              81,721             35,737
          42,522              20,055           (311,977)              (813)           (354,600)            94,753
            (631)                  -           (229,099)          (273,624)                  -            (29,958)
          (2,026)               (601)           (92,743)           (92,845)             (5,004)            (5,338)
----------------    ----------------   ----------------  -----------------    ----------------   ----------------
          42,043              20,596           (448,955)          (184,987)           (277,883)            95,194
----------------    ----------------   ----------------  -----------------    ----------------   ----------------

          46,463              16,872            (57,577)          (261,516)           (156,884)            63,074
          16,872                   -          2,643,167          2,904,683           1,037,725            974,651
----------------    ----------------   ----------------  -----------------    ----------------   ----------------
$         63,335    $         16,872   $      2,585,590   $      2,643,167    $        880,841   $      1,037,725
================    ================   ================  =================    ================   ================

                          AMERITAS LIFE INSURANCE CORP.
                             SEPARATE ACCOUNT LLVL
                       FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Fidelity
                                                                              -------------------------------------
                                                                                 High Income
                                                                                     SC
                                                                              ----------------

                                                                                    2012
                                                                              ----------------
STATEMENTS OF OPERATIONS
------------------------
Investment income:
   Dividend distributions received                                            $         10,323
   Mortality and expense risk charge                                                    (1,107)
                                                                              ----------------
Net investment income(loss)                                                              9,216
                                                                              ----------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                           -
   Net realized gain(loss) on sale of fund shares                                        1,625
                                                                              ----------------
Net realized gain(loss)                                                                  1,625
                                                                              ----------------

Change in unrealized appreciation/depreciation                                          14,249
                                                                              ----------------

Net increase(decrease) in net assets resulting
   from operations                                                            $         25,090
                                                                              ================

                                                                                         High Income SC
                                                                              -----------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                                 2012               2011
-----------------------------------                                           ----------------   ----------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                $          9,216   $         13,839
   Net realized gain(loss)                                                               1,625                423
   Net change in unrealized appreciation/depreciation                                   14,249             (7,763)
                                                                              ----------------   ----------------
Net increase(decrease) in net assets resulting
   from operations                                                                      25,090              6,499
                                                                              ----------------   ----------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                     903              1,194
   Subaccounts transfers (including fixed account), net                                (60,419)            17,878
   Transfers for policyowner benefits and terminations                                       -             (2,975)
   Policyowner maintenance charges                                                      (1,927)            (1,748)
                                                                              ----------------   ----------------
Net increase(decrease) from policyowner transactions                                   (61,443)            14,349
                                                                              ----------------   ----------------

Total increase(decrease) in net assets                                                 (36,353)            20,848
Net assets at beginning of period                                                      221,435            200,587
                                                                              ----------------   ----------------
Net assets at end of period                                                   $        185,082   $        221,435
                                                                              ================   ================

The accompanying notes are an integral part of these financial statements.

                                                    Fidelity
------------------------------------------------------------------------------------------------------------------
   Inv. Grade
     Bond IC                              Mid Cap SC                             Overseas IC
----------------                       ----------------                       ----------------
      2012                                   2012                                   2012
----------------                       ----------------                       ----------------

$         16,114                       $         13,522                       $          9,880
          (5,064)                               (19,120)                                (3,490)
----------------                       ----------------                       ----------------
          11,050                                 (5,598)                                 6,390
----------------                       ----------------                       ----------------


          18,155                                207,691                                  1,700
          12,381                                 40,888                                (36,514)
----------------                       ----------------                       ----------------
          30,536                                248,579                                (34,814)
----------------                       ----------------                       ----------------

          (5,786)                               100,013                                114,621
----------------                       ----------------                       ----------------


$         35,800                       $        342,994                       $         86,197
================                       ================                       ================

        Inv. Grade Bond IC                         Mid Cap SC                             Overseas IC
------------------------------------   -----------------------------------    -----------------------------------
     2012                 2011               2012               2011                2012               2011
----------------    ----------------   ----------------   ----------------    ----------------   ----------------

$         11,050    $         15,445   $         (5,598)  $        (18,407)   $          6,390   $          3,830
          30,536              15,028            248,579            108,453             (34,814)           (19,258)
          (5,786)              3,615            100,013           (425,257)            114,621            (97,711)
----------------    ----------------   ----------------   ----------------    ----------------   ----------------

          35,800              34,088            342,994           (335,211)             86,197           (113,139)
----------------    ----------------   ----------------   ----------------    ----------------   ----------------


          46,037              38,008            160,793            170,028              42,528             49,368
        (103,380)            389,390           (390,536)          (117,799)            (43,714)            (2,791)
         (44,813)            (47,652)           (46,251)          (427,674)            (23,899)           (45,390)
         (79,930)            (62,787)           (91,938)          (101,478)            (26,496)           (27,821)
----------------    ----------------   ----------------   ----------------    ----------------   ----------------
        (182,086)            316,959           (367,932)          (476,923)            (51,581)           (26,634)
----------------    ----------------   ----------------   ----------------    ----------------   ----------------

        (146,286)            351,047            (24,938)          (812,134)             34,616           (139,773)
         818,284             467,237          2,678,009          3,490,143             492,742            632,515
----------------    ----------------   ----------------   ----------------    ----------------   ----------------
$        671,998    $        818,284   $      2,653,071   $      2,678,009    $        527,358   $        492,742
================    ================   ================   ================    ================   ================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                              ------------------------------------
                                                                                 Strategic IC
                                                                              -----------------
                                                                                     2012
                                                                              -----------------
STATEMENTS OF OPERATIONS
------------------------
Investment income:
   Dividend distributions received                                            $          43,918
   Mortality and expense risk charge                                                     (7,211)
                                                                              -----------------
Net investment income(loss)                                                              36,707
                                                                              -----------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                       12,826
   Net realized gain(loss) on sale of fund shares                                           297
                                                                              -----------------
Net realized gain(loss)                                                                  13,123
                                                                              -----------------

Change in unrealized appreciation/depreciation                                           38,662
                                                                              -----------------

Net increase(decrease) in net assets resulting
   from operations                                                            $          88,492
                                                                              =================

                                                                                          Strategic IC
                                                                              ------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                                  2012               2011
-----------------------------------                                           -----------------   ----------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                $          36,707   $         22,889
   Net realized gain(loss)                                                               13,123             17,669
   Net change in unrealized appreciation/depreciation                                    38,662            (26,783)
                                                                              -----------------   ----------------
Net increase(decrease) in net assets resulting
   from operations                                                                       88,492             13,775
                                                                              -----------------   ----------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   70,266             52,566
   Subaccounts transfers (including fixed account), net                                 502,992            349,185
   Transfers for policyowner benefits and terminations                                  (11,068)          (113,294)
   Policyowner maintenance charges                                                      (36,542)           (25,912)
                                                                              -----------------   ----------------
Net increase(decrease) from policyowner transactions                                    525,648            262,545
                                                                              -----------------   ----------------

Total increase(decrease) in net assets                                                  614,140            276,320
Net assets at beginning of period                                                       653,600            377,280
                                                                              -----------------   ----------------
Net assets at end of period                                                   $       1,267,740   $        653,600
                                                                              =================   ================

The accompanying notes are an integral part of these financial statements.

                                                     Fidelity
------------------------------------------------------------------------------------------------------------------
                                         High Income
  Equity Inc. IC                              IC                                 Mid Cap IC
----------------                       ----------------                       ----------------
      2012                                   2012                                   2012
----------------                       ----------------                       ----------------

$          5,872                       $         14,462                       $            560
          (1,301)                                (1,852)                                  (905)
----------------                       ----------------                       ----------------
           4,571                                 12,610                                   (345)
----------------                       ----------------                       ----------------


          10,482                                      -                                  7,143

           2,492                                  5,888                                 10,415
----------------                       ----------------                       ----------------
          12,974                                  5,888                                 17,558
----------------                       ----------------                       ----------------


              81                                  7,625                                    (41)
----------------                       ----------------                       ----------------


$         17,626                       $         26,123                       $         17,172
================                       ================                       ================

            Equity Inc. IC                       High Income IC                            Mid Cap IC
------------------------------------   -----------------------------------    -----------------------------------
     2012                 2011               2012               2011                2012               2011
----------------    ----------------   ----------------   ----------------    ----------------   ----------------

$          4,571    $          5,149   $         12,610   $         12,824    $           (345)  $           (400)
          12,974               2,175              5,888             (4,696)             17,558              9,759

              81             (12,286)             7,625             (6,927)                (41)           (18,752)
----------------    ----------------   ----------------   ----------------    ----------------   ----------------

          17,626              (4,962)            26,123              1,201              17,172             (9,393)
----------------    ----------------   ----------------   ----------------    ----------------   ----------------


          31,512              22,930             28,088              8,356              26,040             24,416

        (175,636)             97,105            112,249             44,233              (8,264)           (42,663)

            (482)                  -             (7,370)            (1,357)               (485)               (13)
          (6,610)             (5,621)           (11,098)            (4,315)             (7,252)            (4,561)
----------------    ----------------   ----------------   ----------------    ----------------   ----------------

        (151,216)            114,414            121,869             46,917              10,039            (22,821)
----------------    ----------------   ----------------   ----------------    ----------------   ----------------

        (133,590)            109,452            147,992             48,118              27,211            (32,214)
         229,995             120,543            108,666             60,548              63,772             95,986
----------------    ----------------   ----------------   ----------------    ----------------   ----------------
$         96,405    $        229,995   $        256,658   $        108,666    $         90,983   $         63,772
================    ================   ================   ================    ================   ================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                              AIM
                                                                              ------------------------------------
                                                                                  Dividend
                                                                              ----------------
                                                                                    2012
                                                                              ----------------
STATEMENTS OF OPERATIONS
------------------------
Investment income:
   Dividend distributions received                                            $          5,194
   Mortality and expense risk charge                                                    (1,720)
                                                                              ----------------
Net investment income(loss)                                                              3,474
                                                                              ----------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                           -
   Net realized gain(loss) on sale of fund shares                                        2,367
                                                                              ----------------
Net realized gain(loss)                                                                  2,367
                                                                              ----------------

Change in unrealized appreciation/depreciation                                          30,679
                                                                              ----------------

Net increase(decrease) in net assets resulting
   from operations                                                            $         36,520
                                                                              ================

                                                                                            Dividend
                                                                              -----------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                                 2012               2011
-----------------------------------                                           ----------------   ----------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                $          3,474   $           (896)
   Net realized gain(loss)                                                               2,367             (3,910)
   Net change in unrealized appreciation/depreciation                                   30,679             (9,686)
                                                                              ----------------   ----------------
Net increase(decrease) in net assets resulting
   from operations                                                                      36,520            (14,492)
                                                                              ----------------   ----------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  18,408             14,329
   Subaccounts transfers (including fixed account), net                                 11,983            201,307
   Transfers for policyowner benefits and terminations                                  (3,433)            (5,921)
   Policyowner maintenance charges                                                      (6,995)            (4,114)
                                                                              ----------------   ----------------
Net increase(decrease) from policyowner transactions                                    19,963            205,601
                                                                              ----------------   ----------------

Total increase(decrease) in net assets                                                  56,483            191,109
Net assets at beginning of period                                                      191,109                  -
                                                                              ----------------   ----------------
Net assets at end of period                                                   $        247,592   $        191,109
                                                                              ================   ================

The accompanying notes are an integral part of these financial statements.

                                                       AIM
------------------------------------------------------------------------------------------------------------------
     Health                               Technology                            Intl. Growth
----------------                       ----------------                       ----------------
      2012                                   2012                                   2012
----------------                       ----------------                       ----------------

$                                      $              -                       $         11,546
          (3,113)                                (4,259)                                (5,079)
----------------                       ----------------                       ----------------
          (3,113)                                (4,259)                                 6,467
----------------                       ----------------                       ----------------


               -                                      -                                      -

           5,070                                 28,613                                  8,318
----------------                       ----------------                       ----------------
           5,070                                 28,613                                  8,318
----------------                       ----------------                       ----------------

          76,529                                 27,559                                 94,039
----------------                       ----------------                       ----------------


$         78,486                       $         51,913                       $        108,824
================                       ================                       ================

                Health                              Technology                           Intl. Growth
------------------------------------   -----------------------------------    -----------------------------------
     2012                 2011               2012               2011                2012               2011
----------------    ----------------   ----------------   ----------------    ----------------   ----------------

$         (3,113)   $         (2,495)  $         (4,259)  $         (3,421)   $          6,467   $          3,676
           5,070                 963             28,613             60,881               8,318              3,418
          76,529               5,656             27,559            (97,040)             94,039            (71,304)
----------------    ----------------   ----------------   ----------------    ----------------   ----------------

          78,486               4,124             51,913            (39,580)            108,824            (64,210)
----------------    ----------------   ----------------   ----------------    ----------------   ----------------


          33,872              35,553             28,752             31,398              56,451             39,315
          48,747             101,046            (91,665)           (55,312)             28,023            244,597
         (18,237)            (45,431)           (32,132)           (30,100)            (11,008)           (23,876)
         (12,357)            (11,853)           (17,465)           (17,515)            (17,978)           (10,510)
----------------    ----------------   ----------------   ----------------    ----------------   ----------------
          52,025              79,315           (112,510)           (71,529)             55,488            249,526
----------------    ----------------   ----------------   ----------------    ----------------   ----------------

         130,511              83,439            (60,597)          (111,109)            164,312            185,316
         372,820             289,381            576,176            687,285             701,975            516,659
----------------    ----------------   ----------------   ----------------    ----------------   ----------------
$        503,331    $        372,820   $        515,579   $        576,176    $        866,287   $        701,975
================    ================   ================   ================    ================   ================

                         AMERITAS LIFE INSURANCE CORP.
                             SEPARATE ACCOUNT LLVL
                       FOR THE PERIODS ENDED DECEMBER 31

                                                                                              AIM
----------------------------------------------------------------------------- ------------------------------------
                                                                                  Franchise
                                                                              ----------------
                                                                                    2012
                                                                              ----------------
STATEMENTS OF OPERATIONS
------------------------
Investment income:
   Dividend distributions received                                            $              -
   Mortality and expense risk charge                                                       (59)
                                                                              ----------------
Net investment income(loss)                                                                (59)
                                                                              ----------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                           -
   Net realized gain(loss) on sale of fund shares                                          (28)
                                                                              ----------------
Net realized gain(loss)                                                                    (28)
                                                                              ----------------

Change in unrealized appreciation/depreciation                                             (62)
                                                                              ----------------

Net increase(decrease) in net assets resulting
   from operations                                                            $           (149)
                                                                              ================

                                                                                           Franchise
                                                                              -----------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                                 2012                2011
-----------------------------------                                           ----------------   ----------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                $            (59)  $              -
   Net realized gain(loss)                                                                 (28)                 -
   Net change in unrealized appreciation/depreciation                                      (62)                 -
                                                                              ----------------   ----------------
Net increase(decrease) in net assets resulting
   from operations                                                                        (149)                 -
                                                                              ----------------   ----------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                     513                  -
   Subaccounts transfers (including fixed account), net                                 19,486                  -
   Transfers for policyowner benefits and terminations                                       -                  -
   Policyowner maintenance charges                                                        (532)                 -
                                                                              ----------------   ----------------
Net increase(decrease) from policyowner transactions                                    19,467                  -
                                                                              ----------------   ----------------

Total increase(decrease) in net assets                                                  19,318                  -
Net assets at beginning of period                                                            -                  -
                                                                              ----------------   ----------------
Net assets at end of period                                                   $         19,318   $              -
                                                                              ================   ================

The accompanying notes are an integral part of these financial statements.

                Janus                                                Neuberger Berman
------------------------------------- ----------------------------------------------------------------------------
     Growth                                Balanced                                Growth
----------------                       ----------------                       ----------------
      2012                                   2012                                   2012
----------------                       ----------------                       ----------------

$            434                       $              -                       $              -
            (592)                                (3,632)                                (9,276)
----------------                       ----------------                       ----------------
            (158)                                (3,632)                                (9,276)
----------------                       ----------------                       ----------------


           1,341                                      -                                      -
           2,596                                 36,988                                 46,312
----------------                       ----------------                       ----------------
           3,937                                 36,988                                 46,312
----------------                       ----------------                       ----------------

           8,853                                 28,800                                102,447
----------------                       ----------------                       ----------------


$         12,632                       $         62,156                       $        139,483
================                       ================                       ================

               Growth                                Balanced                               Growth
------------------------------------   -----------------------------------    -----------------------------------
     2012                 2011               2012               2011                2012               2011
----------------    ----------------   ----------------   ----------------    ----------------   ----------------

$           (158)   $           (137)  $         (3,632)  $         (2,508)   $         (9,276)  $         (9,904)
           3,937               6,335             36,988              6,310              46,312             60,322
           8,853             (11,033)            28,800            (14,252)            102,447            (62,960)
----------------    ----------------   ----------------   ----------------    ----------------   ----------------

          12,632              (4,835)            62,156            (10,450)            139,483            (12,542)
----------------    ----------------   ----------------   ----------------    ----------------   ----------------


               -                   -             32,835             49,808              51,940             60,598
              (1)             (2,055)          (228,246)            73,354             (35,220)           193,390
          (1,526)             (9,165)           (60,909)           (87,672)           (123,185)          (343,077)
          (6,476)             (5,817)           (32,557)           (31,189)            (58,473)           (56,867)
----------------    ----------------   ----------------   ----------------    ----------------   ----------------
          (8,003)            (17,037)          (288,877)             4,301            (164,938)          (145,956)
----------------    ----------------   ----------------   ----------------    ----------------   ----------------

           4,629             (21,872)          (226,721)            (6,149)            (25,455)          (158,498)
          73,384              95,256            674,569            680,718           1,202,063          1,360,561
----------------    ----------------   ----------------   ----------------    ----------------   ----------------
$         78,013    $         73,384   $        447,848   $        674,569    $      1,176,608   $      1,202,063
================    ================   ================   ================    ================   ================

                         AMERITAS LIFE INSURANCE CORP.
                             SEPARATE ACCOUNT LLVL
                       FOR THE PERIODS ENDED DECEMBER 31

                                                                                        Neuberger Berman
                                                                              ------------------------------------
                                                                                  Guardian
                                                                              ----------------
                                                                                    2012
                                                                              ----------------
STATEMENTS OF OPERATIONS
------------------------
Investment income:
   Dividend distributions received                                            $             35
   Mortality and expense risk charge                                                       (71)
                                                                              ----------------
Net investment income(loss)                                                                (36)
                                                                              ----------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                          99
   Net realized gain(loss) on sale of fund shares                                            6
                                                                              ----------------
Net realized gain(loss)                                                                    105
                                                                              ----------------

Change in unrealized appreciation/depreciation                                           1,309
                                                                              ----------------

Net increase(decrease) in net assets resulting
   from operations                                                            $          1,378
                                                                              ================

                                                                                            Guardian
                                                                              -----------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                                 2012                2011
-----------------------------------                                           ----------------   ----------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                $            (36)  $              4
   Net realized gain(loss)                                                                 105                 (5)
   Net change in unrealized appreciation/depreciation                                    1,309             (1,166)
                                                                              ----------------   ----------------
Net increase(decrease) in net assets resulting
   from operations                                                                       1,378             (1,167)
                                                                              ----------------   ----------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   1,052              1,284
   Subaccounts transfers (including fixed account), net                                      -              8,397
   Transfers for policyowner benefits and terminations                                       -                  -
   Policyowner maintenance charges                                                        (498)              (332)
                                                                              ----------------   ----------------
Net increase(decrease) from policyowner transactions                                       554              9,349
                                                                              ----------------   ----------------

Total increase(decrease) in net assets                                                   1,932              8,182
Net assets at beginning of period                                                       10,631              2,449
                                                                              ----------------   ----------------
Net assets at end of period                                                   $         12,563   $         10,631
                                                                              ================   ================

The accompanying notes are an integral part of these financial statements.

                                                 Neuberger Berman
------------------------------------------------------------------------------------------------------------------
      Bond                                  Mid-Cap                               Partners
----------------                       ----------------                       -----------------
      2012                                   2012                                   2012
----------------                       ----------------                       -----------------

$         34,573                       $              -                       $           7,773
          (8,168)                                   (81)                                (14,366)
----------------                       ----------------                       -----------------
          26,405                                    (81)                                 (6,593)
----------------                       ----------------                       -----------------


               -                                      -                                       -

         (12,835)                                   359                                (142,517)
----------------                       ----------------                       -----------------
         (12,835)                                   359                                (142,517)
----------------                       ----------------                       -----------------


          27,019                                  1,194                                 453,769
----------------                       ----------------                       -----------------


$         40,589                       $          1,472                       $         304,659
================                       ================                       =================

                Bond                                 Mid-Cap                               Partners
------------------------------------   -----------------------------------    -----------------------------------
      2012                2011               2012               2011                2012               2011
----------------    ----------------   ----------------   ----------------    ----------------   ----------------

$         26,405    $         32,148   $            (81)  $            (77)   $         (6,593)  $        (19,191)
         (12,835)             (5,958)               359                214            (142,517)           (63,587)

          27,019             (32,691)             1,194               (117)            453,769           (209,147)
----------------    ----------------   ----------------   ----------------    ----------------   ----------------

          40,589              (6,501)             1,472                 20             304,659           (291,925)
----------------    ----------------   ----------------   ----------------    ----------------   ----------------


          59,084              63,473              1,698              1,697             108,748            132,007
         262,842             412,031                 (1)                 -            (566,943)            14,093
        (322,640)            (99,333)                 -                  -             (74,474)          (394,585)
         (51,385)            (42,965)            (2,208)            (1,877)           (112,050)          (116,352)
----------------    ----------------   ----------------   ----------------    ----------------   ----------------

         (52,099)            333,206               (511)              (180)           (644,719)          (364,837)
----------------    ----------------   ----------------   ----------------    ----------------   ----------------

         (11,510)            326,705                961               (160)           (340,060)          (656,762)
         985,427             658,722             12,557             12,717           2,267,426          2,924,188
----------------    ----------------   ----------------   ----------------    ----------------   ----------------
$        973,917    $        985,427   $         13,518   $         12,557    $      1,927,366   $      2,267,426
================    ================   ================   ================    ================   ================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                        Neuberger Berman
                                                                              ------------------------------------
                                                                                   Regency
                                                                              ----------------
                                                                                    2012
                                                                              ----------------
STATEMENTS OF OPERATIONS
------------------------
Investment income:
   Dividend distributions received                                            $            111
   Mortality and expense risk charge                                                      (135)
                                                                              ----------------
Net investment income(loss)                                                                (24)
                                                                              ----------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                       4,772
   Net realized gain(loss) on sale of fund shares                                           78
                                                                              ----------------
Net realized gain(loss)                                                                  4,850
                                                                              ----------------

Change in unrealized appreciation/depreciation                                          (2,407)
                                                                              ----------------

Net increase(decrease) in net assets resulting
   from operations                                                            $          2,419
                                                                              ================

                                                                                            Regency
                                                                              -----------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                                 2012               2011
-----------------------------------                                           ----------------   ----------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                $            (24)  $            (64)
   Net realized gain(loss)                                                               4,850              1,320
   Net change in unrealized appreciation/depreciation                                   (2,407)            (3,006)
                                                                              ----------------   ----------------
Net increase(decrease) in net assets resulting
   from operations                                                                       2,419             (1,750)
                                                                              ----------------   ----------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                     797                993
   Subaccounts transfers (including fixed account), net                                    (86)            (4,798)
   Transfers for policyowner benefits and terminations                                       -                  -
   Policyowner maintenance charges                                                      (1,010)            (1,111)
                                                                              ----------------   ----------------
Net increase(decrease) from policyowner transactions                                      (299)            (4,916)
                                                                              ----------------   ----------------

Total increase(decrease) in net assets                                                   2,120             (6,666)
Net assets at beginning of period                                                       16,611             23,277
                                                                              ----------------   ----------------
Net assets at end of period                                                   $         18,731   $         16,611
                                                                              ================   ================

The accompanying notes are an integral part of these financial statements.

                                                      Rydex
------------------------------------------------------------------------------------------------------------------
                                                                                 Precious
      Nova                                  NASDAQ                                Metals
----------------                       ----------------                       ----------------
      2012                                   2012                                  2012
----------------                       ----------------                       ----------------

$              -                       $              -                       $              -
          (2,159)                                (8,492)                               (12,180)
----------------                       ----------------                       ----------------
          (2,159)                                (8,492)                               (12,180)
----------------                       ----------------                       ----------------


               -                                      -                                159,222
          51,777                                138,387                                (75,433)
----------------                       ----------------                       ----------------
          51,777                                138,387                                 83,789
----------------                       ----------------                       ----------------

           1,548                                 49,910                               (144,415)
----------------                       ----------------                       ----------------


$         51,166                       $        179,805                       $        (72,806)
================                       ================                       ================

                Nova                                  NASDAQ                            Precious Metals
------------------------------------   -----------------------------------    -----------------------------------
     2012                 2011               2012               2011                2012               2011
----------------    ----------------   ----------------   ----------------    ----------------   ----------------

$         (2,159)   $         (2,731)  $         (8,492)  $         (9,101)   $        (12,180)  $        (12,843)
          51,777              36,696            138,387            162,109              83,789            166,120
           1,548             (61,243)            49,910           (150,092)           (144,415)          (714,513)
----------------    ----------------   ----------------   ----------------    ----------------   ----------------

          51,166             (27,278)           179,805              2,916             (72,806)          (561,236)
----------------    ----------------   ----------------   ----------------    ----------------   ----------------


          23,341              23,132             46,228             65,549              95,492             96,144
         (97,487)            179,918           (155,327)           264,607             240,780             13,136
          (5,223)           (301,576)          (190,676)          (299,974)            (63,776)          (107,441)
         (23,505)            (23,714)           (49,546)           (51,258)            (70,236)           (79,462)
----------------    ----------------   ----------------   ----------------    ----------------   ----------------
        (102,874)           (122,240)          (349,321)           (21,076)            202,260            (77,623)
----------------    ----------------   ----------------   ----------------    ----------------   ----------------

         (51,708)           (149,518)          (169,516)           (18,160)            129,454           (638,859)
         306,880             456,398          1,155,367          1,173,527           1,634,374          2,273,233
----------------    ----------------   ----------------   ----------------    ----------------   ----------------
$        255,172    $        306,880   $        985,851   $      1,155,367    $      1,763,828   $      1,634,374
================    ================   ================   ================    ================   ================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Rydex
                                                                              ------------------------------------
                                                                                Inv. S&P 500
                                                                              ----------------
                                                                                    2012
                                                                              ----------------
STATEMENTS OF OPERATIONS
------------------------
Investment income:
   Dividend distributions received                                            $              -
   Mortality and expense risk charge                                                    (2,516)
                                                                              ----------------
Net investment income(loss)                                                             (2,516)
                                                                              ----------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                           -
   Net realized gain(loss) on sale of fund shares                                      (87,580)
                                                                              ----------------
Net realized gain(loss)                                                                (87,580)
                                                                              ----------------

Change in unrealized appreciation/depreciation                                          16,481
                                                                              ----------------

Net increase(decrease) in net assets resulting
   from operations                                                            $        (73,615)
                                                                              ================

                                                                                         Inv. S&P 500
                                                                              -----------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                                 2012               2011
-----------------------------------                                           -----------------  ----------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                $         (2,516)  $         (2,400)
   Net realized gain(loss)                                                             (87,580)           (64,522)
   Net change in unrealized appreciation/depreciation                                   16,481              9,004
                                                                              -----------------  ----------------
Net increase(decrease) in net assets resulting
   from operations                                                                     (73,615)           (57,918)
                                                                              -----------------  ----------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   9,510              9,627
   Subaccounts transfers (including fixed account), net                                (48,234)           395,414
   Transfers for policyowner benefits and terminations                                  (7,521)           (91,549)
   Policyowner maintenance charges                                                     (28,760)           (25,015)
                                                                              -----------------  ----------------
Net increase(decrease) from policyowner transactions                                   (75,005)           288,477
                                                                              -----------------  ----------------

Total increase(decrease) in net assets                                                (148,620)           230,559
Net assets at beginning of period                                                      505,293            274,734
                                                                              -----------------  ----------------
Net assets at end of period                                                   $        356,673   $        505,293
                                                                              =================  ================

The accompanying notes are an integral part of these financial statements.

                                   Rydex                                                 Third Avenue
----------------------------------------------------------------------------  ------------------------------------
    Gov. Long                               Sector
      Bond                                 Rotation                                Value
----------------                       ----------------                       ----------------
      2012                                   2012                                  2012
----------------                       ----------------                       ----------------

$          1,399                       $              -                       $         29,726
          (1,416)                                    (8)                               (24,673)
----------------                       ----------------                       ----------------
             (17)                                    (8)                                 5,053
----------------                       ----------------                       ----------------


          32,641                                      -                                      -
          16,014                                      6                               (236,768)
----------------                       ----------------                       ----------------
          48,655                                      6                               (236,768)
----------------                       ----------------                       ----------------

         (41,034)                                    38                                967,813
----------------                       ----------------                       ----------------


$          7,604                       $             36                       $        736,098
================                       ================                       ================

            Gov. Long Bond                       Sector Rotation                             Value
------------------------------------   -----------------------------------    ------------------------------------
      2012                2011               2012               2011                2012               2011
----------------    ----------------   ----------------   ----------------    ----------------   -----------------

$            (17)   $          1,503   $             (8)  $             (7)   $          5,053   $          35,249
          48,655              17,829                  6                 11            (236,768)           (287,489)
         (41,034)             29,511                 38                (83)            967,813            (562,774)
----------------    ----------------   ----------------   ----------------    ----------------   -----------------

           7,604              48,843                 36                (79)            736,098            (815,014)
----------------    ----------------   ----------------   ----------------    ----------------   -----------------


           7,776              10,192                348                261             237,976             248,832
          (9,374)              4,051                  -                  -             (36,399)           (290,061)
          (6,990)             (8,674)                 -                  -            (162,885)           (562,928)
         (12,139)             (8,792)              (138)              (131)           (112,022)           (129,087)
----------------    ----------------   ----------------   ----------------    ----------------   -----------------
         (20,727)             (3,223)               210                130             (73,330)           (733,244)
----------------    ----------------   ----------------   ----------------    ----------------   -----------------

         (13,123)             45,620                246                 51             662,768          (1,548,258)
         163,778             118,158                985                934           2,847,093           4,395,351
----------------    ----------------   ----------------   ----------------    ----------------   -----------------
$        150,655    $        163,778   $          1,231   $            985    $      3,509,861   $       2,847,093
================    ================   ================   ================    ================   =================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Vanguard
                                                                              ------------------------------------
                                                                                Money Market
                                                                              ----------------
                                                                                    2012
                                                                              ----------------
STATEMENTS OF OPERATIONS
------------------------
Investment income:
   Dividend distributions received                                            $         16,203
   Mortality and expense risk charge                                                   (82,580)
                                                                              ----------------
Net investment income(loss)                                                            (66,377)
                                                                              ----------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                           -
   Net realized gain(loss) on sale of fund shares                                            -
                                                                              ----------------
Net realized gain(loss)                                                                      -
                                                                              ----------------

Change in unrealized appreciation/depreciation                                               -
                                                                              ----------------

Net increase(decrease) in net assets resulting
   from operations                                                            $        (66,377)
                                                                              ================

                                                                                          Money Market
                                                                              -----------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                                 2012                2011
-----------------------------------                                           ----------------   ----------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                $        (66,377)  $        (62,813)
   Net realized gain(loss)                                                                   -                  -
   Net change in unrealized appreciation/depreciation                                        -                  -
                                                                              ----------------   ----------------
Net increase(decrease) in net assets resulting
   from operations                                                                     (66,377)           (62,813)
                                                                              ----------------   ----------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                               1,229,301          2,286,569
   Subaccounts transfers (including fixed account), net                                530,637          1,342,134
   Transfers for policyowner benefits and terminations                              (2,771,367)        (1,142,649)
   Policyowner maintenance charges                                                    (565,821)          (557,610)
                                                                              ----------------   ----------------
Net increase(decrease) from policyowner transactions                                (1,577,250)         1,928,444
                                                                              ----------------   ----------------

Total increase(decrease) in net assets                                              (1,643,627)         1,865,631
Net assets at beginning of period                                                   11,900,840         10,035,209
                                                                              ----------------   ----------------
Net assets at end of period                                                   $     10,257,213   $     11,900,840
                                                                              ================   ================

The accompanying notes are an integral part of these financial statements.

                                                    Vanguard
------------------------------------------------------------------------------------------------------------------
  Equity Index                            Total Bond                             Reit Index
----------------                       ----------------                       ----------------
     2012                                    2012                                   2012
----------------                       ----------------                       ----------------

$        327,135                       $        181,591                       $         80,210
        (128,408)                               (50,155)                               (30,549)
----------------                       ----------------                       ----------------
         198,727                                131,436                                 49,661
----------------                       ----------------                       ----------------


         703,961                                 60,175                                139,420
         (61,670)                                40,886                                 (1,136)
----------------                       ----------------                       ----------------
         642,291                                101,061                                138,284
----------------                       ----------------                       ----------------

       1,535,992                                (14,873)                               411,025
----------------                       ----------------                       ----------------


$      2,377,010                       $        217,624                       $        598,970
================                       ================                       ================

             Equity Index                          Total Bond                             REIT Index
------------------------------------   -----------------------------------    -----------------------------------
     2012                 2011               2012               2011                2012               2011
----------------    ----------------   ----------------   ----------------    ----------------   ----------------

$        198,727   $         148,430  $         131,436  $         164,783   $          49,661  $          30,531
         642,291             283,017            101,061            147,031             138,284            (38,829)
       1,535,992            (234,397)           (14,873)           120,186             411,025            222,297
----------------   -----------------  -----------------  -----------------   -----------------  -----------------

       2,377,010             197,050            217,624            432,000             598,970            213,999
----------------   -----------------  -----------------  -----------------   -----------------  -----------------


       1,102,442           1,126,878            460,510            461,788             296,280            195,850
        (360,872)          1,513,656            564,092            (62,272)            969,549            259,829
        (738,033)         (2,764,858)          (315,271)          (755,921)           (153,686)          (310,420)
        (633,474)           (582,963)          (252,578)          (239,289)           (163,017)          (136,789)
----------------   -----------------  -----------------  -----------------   -----------------  -----------------
        (629,937)           (707,287)           456,753           (595,694)            949,126              8,470
----------------   -----------------  -----------------  -----------------   -----------------  -----------------

       1,747,073            (510,237)           674,377           (163,694)          1,548,096            222,469
      15,714,817          16,225,054          6,536,877          6,700,571           3,137,584          2,915,115
----------------   -----------------  -----------------  -----------------   -----------------  -----------------
$     17,461,890   $      15,714,817  $       7,211,254  $       6,536,877   $       4,685,680  $       3,137,584
================   =================  =================  =================   =================  =================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Vanguard
                                                                              ------------------------------------
                                                                                   Mid-Cap
                                                                              ----------------
                                                                                    2012
                                                                              -----------------
STATEMENTS OF OPERATIONS
------------------------
Investment income:
   Dividend distributions received                                            $         40,846
   Mortality and expense risk charge                                                   (25,813)
                                                                              ----------------
Net investment income(loss)                                                             15,033
                                                                              ----------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                     105,099
   Net realized gain(loss) on sale of fund shares                                       34,248
                                                                              ----------------
Net realized gain(loss)                                                                139,347
                                                                              ----------------

Change in unrealized appreciation/depreciation                                         332,977
                                                                              ----------------

Net increase(decrease) in net assets resulting
   from operations                                                            $        487,357
                                                                              ================

                                                                                            Mid-Cap
                                                                              -----------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                                 2012               2011
-----------------------------------                                           ----------------   ----------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                $         15,033   $         11,289
   Net realized gain(loss)                                                             139,347             58,837
   Net change in unrealized appreciation/depreciation                                  332,977           (167,739)
                                                                              ----------------   ----------------
Net increase(decrease) in net assets resulting
   from operations                                                                     487,357            (97,613)
                                                                              ----------------   ----------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                 236,252            245,026
   Subaccounts transfers (including fixed account), net                               (177,412)           212,801
   Transfers for policyowner benefits and terminations                                (118,048)          (498,301)
   Policyowner maintenance charges                                                    (138,277)          (143,882)
                                                                              ----------------   ----------------
Net increase(decrease) from policyowner transactions                                  (197,485)          (184,356)
                                                                              ----------------   ----------------

Total increase(decrease) in net assets                                                 289,872           (281,969)
Net assets at beginning of period                                                    3,338,271          3,620,240
                                                                              ----------------   ----------------
Net assets at end of period                                                   $      3,628,143   $      3,338,271
                                                                              ================   ================

The accompanying notes are an integral part of these financial statements.

                                                     Vanguard
------------------------------------------------------------------------------------------------------------------
  Stock Market                              Equity
     Index                                  Income                                 Growth
----------------                       ----------------                       ----------------
     2012                                    2012                                   2012
----------------                       ----------------                       ----------------

$         57,148                       $        153,714                       $         30,816
         (26,991)                               (46,506)                               (50,753)
----------------                       ----------------                       ----------------
          30,157                                107,208                                (19,937)
----------------                       ----------------                       ----------------


         222,986                                      -                                      -
          28,960                                 24,832                                  5,736
----------------                       ----------------                       ----------------
         251,946                                 24,832                                  5,736
----------------                       ----------------                       ----------------

         235,197                                611,881                              1,106,548
----------------                       ----------------                       ----------------


$        517,300                       $        743,921                       $      1,092,347
================                       ================                       ================

          Stock Market Index                      Equity Income                              Growth
------------------------------------   -----------------------------------    -----------------------------------
     2012                 2011               2012               2011                2012               2011
----------------   -----------------   ----------------   ----------------    ----------------   ----------------

$         30,157    $         18,750   $        107,208   $         90,773    $        (19,937)  $         (6,860)
         251,946              87,891             24,832            (51,522)              5,736           (110,682)
         235,197            (126,329)           611,881            475,643           1,106,548             16,465
----------------   -----------------   ----------------   ----------------    ----------------   ----------------

         517,300             (19,688)           743,921            514,894           1,092,347           (101,077)
----------------   -----------------   ----------------   ----------------    ----------------   ----------------


         343,054             266,613            315,896            298,073             452,721            548,359
         (20,923)            327,727            176,227            383,016            (452,663)            91,605
        (288,535)           (198,854)          (301,626)          (409,741)           (695,951)          (645,956)
        (127,463)           (118,275)          (253,620)          (229,027)           (333,184)          (326,557)
----------------   -----------------   ----------------   ----------------    ----------------   ----------------
         (93,867)            277,211            (63,123)            42,321          (1,029,077)          (332,549)
----------------   -----------------   ----------------   ----------------    ----------------   ----------------

         423,433             257,523            680,798            557,215              63,270          (433,626)
       3,394,558           3,137,035          6,041,106          5,483,891           6,361,720          6,795,346
----------------   -----------------   ----------------   ----------------    ----------------   ----------------
$      3,817,991    $      3,394,558   $      6,721,904   $      6,041,106    $      6,424,990   $      6,361,720
================   =================   ================   ================    ================   ================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Vanguard
                                                                              ------------------------------------
                                                                                  Balanced
                                                                              ----------------
                                                                                    2012
                                                                              ----------------
STATEMENTS OF OPERATIONS
------------------------
Investment income:
   Dividend distributions received                                            $        177,282
   Mortality and expense risk charge                                                   (45,663)
                                                                              ----------------
Net investment income(loss)                                                            131,619
                                                                              ----------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                           -
   Net realized gain(loss) on sale of fund shares                                      120,303
                                                                              ----------------
Net realized gain(loss)                                                                120,303
                                                                              ----------------

Change in unrealized appreciation/depreciation                                         407,623
                                                                              ----------------

Net increase(decrease) in net assets resulting
   from operations                                                            $        659,545
                                                                              ================

                                                                                            Balanced
                                                                              -----------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                                  2012              2011
-----------------------------------                                           ----------------   ----------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                $        131,619   $        101,742
   Net realized gain(loss)                                                             120,303             53,557
   Net change in unrealized appreciation/depreciation                                  407,623             (3,395)
                                                                              ----------------   ----------------
Net increase(decrease) in net assets resulting
   from operations                                                                     659,545            151,904
                                                                              ----------------   ----------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                 333,018            349,840
   Subaccounts transfers (including fixed account), net                                337,801            512,916
   Transfers for policyowner benefits and terminations                                (532,808)          (524,455)
   Policyowner maintenance charges                                                    (269,803)          (242,482)
                                                                              ----------------   ----------------
Net increase(decrease) from policyowner transactions                                  (131,792)            95,819
                                                                              ----------------   ----------------

Total increase(decrease) in net assets                                                 527,753            247,723
Net assets at beginning of period                                                    5,558,470          3,620,240
                                                                              ----------------   ----------------
Net assets at end of period                                                   $      6,086,223   $      5,558,470
                                                                              ================   ================

The accompanying notes are an integral part of these financial statements.

                                                    Vanguard
------------------------------------------------------------------------------------------------------------------
   High Yield
      Bond                               International                          Diversified
----------------                       ----------------                       ----------------
      2012                                   2012                                  2012
----------------                       ----------------                       ----------------

$        120,388                       $        206,464                       $         65,077
         (16,665)                               (73,556)                               (20,743)
----------------                       ----------------                       ----------------
         103,723                                132,908                                 44,334
----------------                       ----------------                       ----------------


               -                                      -                                      -
          34,056                                 74,071                                 31,000
----------------                       ----------------                       ----------------
          34,056                                 74,071                                 31,000
----------------                       ----------------                       ----------------

         147,100                              1,534,734                                332,851
----------------                       ----------------                       ----------------


$        284,879                       $      1,741,713                       $        408,185
================                       ================                       ================

           High Yield Bond                         International                          Diversified
------------------------------------   -----------------------------------    -----------------------------------
     2012                 2011               2012               2011                2012               2011
----------------    ----------------   ---------------    ----------------    ----------------   ----------------

$        103,723    $        132,976   $       132,908    $         91,707    $         44,334   $         38,071
          34,056              28,629            74,071             226,098              31,000             (5,717)
         147,100             (40,048)        1,534,734          (1,921,042)            332,851             65,044
----------------    ----------------   ---------------    ----------------    ----------------   ----------------

         284,879             121,557         1,741,713          (1,603,237)            408,185             97,398
----------------    ----------------   ---------------    ----------------    ----------------   ----------------


         127,729             124,390           634,255             625,413             174,974            196,102
         468,969             170,640          (495,703)          1,061,135              17,269             (8,358)
        (180,824)           (226,714)         (755,632)         (1,745,109)           (169,546)          (433,446)
         (93,122)            (86,794)         (368,510)           (388,767)           (100,934)          (117,660)
----------------    ----------------   ---------------    ----------------    ----------------   ----------------
         322,752             (18,478)         (985,590)           (447,328)            (78,237)          (363,362)
----------------    ----------------   ---------------    ----------------    ----------------   ----------------

         607,631             103,079           756,123          (2,050,565)            329,948           (265,964)
       2,079,606           1,976,527         9,497,171          11,547,736           2,607,988          2,873,952
----------------    ----------------   ---------------    ----------------    ----------------   ----------------
$      2,687,237    $      2,079,606   $    10,253,294    $      9,497,171    $      2,937,936   $      2,607,988
================    ================   ===============    ================    ================   ================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Vanguard
                                                                              ------------------------------------
                                                                               Small Company
                                                                                   Growth
                                                                              ----------------
                                                                                    2012
                                                                              ----------------
STATEMENTS OF OPERATIONS
------------------------
Investment income:
   Dividend distributions received                                            $         16,952
   Mortality and expense risk charge                                                   (53,908)
                                                                              ----------------
Net investment income(loss)                                                            (36,956)
                                                                              ----------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                     143,904
   Net realized gain(loss) on sale of fund shares                                      141,319
                                                                              ----------------
Net realized gain(loss)                                                                285,223
                                                                              ----------------

Change in unrealized appreciation/depreciation                                         652,270
                                                                              ----------------

Net increase(decrease) in net assets resulting
   from operations                                                            $        900,537
                                                                              ================

                                                                                      Small Company Growth
                                                                              -----------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                                 2012                2011
-----------------------------------                                           ----------------   ----------------
Increase(decrease) in net assets from operations:
    Net investment income(loss)                                               $        (36,956)  $        (39,455)
    Net realized gain(loss)                                                            285,223            209,055
    Net change in unrealized appreciation/depreciation                                 652,270           (107,830)
                                                                              ----------------   ----------------
Net increase(decrease) in net assets resulting
    from operations                                                                    900,537             61,770
                                                                              ----------------   ----------------

Net increase(decrease) from policyowner transactions:

    Payments received from policyowners                                                468,134            409,865
    Subaccounts transfers (including fixed account), net                               251,151            (96,764)
    Transfers for policyowner benefits and terminations                               (358,138)          (773,232)
    Policyowner maintenance charges                                                   (261,880)          (254,628)
                                                                              ----------------   ----------------
Net increase(decrease) from policyowner transactions                                    99,267           (714,759)
                                                                              ----------------   ----------------

Total increase(decrease) in net assets                                                 999,804           (652,989)
Net assets at beginning of period                                                    6,694,318          7,347,307
                                                                              ----------------   ----------------
Net assets at end of period                                                   $      7,694,122   $      6,694,318
                                                                              ================   ================

The accompanying notes are an integral part of these financial statements.

                                Wells Fargo                                            American Century
----------------------------------------------------------------------------  ------------------------------------
   Discovery                              Opportunity                              Mid Cap
----------------                       ----------------                       ----------------
     2012                                    2012                                   2012
----------------                       ----------------                       ----------------

$              -                       $            316                       $          3,370
          (2,443)                                (2,381)                                (1,208)
----------------                       ----------------                       ----------------
          (2,443)                                (2,065)                                 2,162
----------------                       ----------------                       ----------------


               -                                    116                                  8,712
          11,987                                    448                                   (289)
----------------                       ----------------                       ----------------
          11,987                                    564                                  8,423
----------------                       ----------------                       ----------------

          32,242                                 44,150                                 12,610
----------------                       ----------------                       ----------------


$         41,786                       $         42,649                       $         23,195
================                       ================                       ================

              Discovery                            Opportunity                              Mid Cap
------------------------------------   -----------------------------------    -----------------------------------
      2012                2011               2012               2011                2012               2011
----------------    ----------------   ----------------   ----------------    ----------------   ----------------

$         (2,443)   $         (2,929)  $         (2,065)  $         (2,100)   $          2,162   $            598
          11,987              24,538                564              4,398               8,423             (3,903)
          32,242             (59,431)            44,150            (14,980)             12,610            (22,493)
----------------    ----------------   ----------------   ----------------    ----------------   ----------------

          41,786             (37,822)            42,649            (12,682)             23,195            (25,798)
----------------    ----------------   ----------------   ----------------    ----------------   ----------------


          14,624              15,860             14,621             17,694               8,020              5,434
          48,776            (104,475)            20,360            (96,295)             11,795             25,311
          (3,599)            (34,225)            (9,841)              (496)               (258)              (960)
         (20,107)            (17,638)           (12,153)           (11,414)             (5,589)            (5,655)
----------------    ----------------   ----------------   ----------------    ----------------   ----------------
          39,694            (140,478)            12,987            (90,511)             13,968             24,130
----------------    ----------------   ----------------   ----------------    ----------------   ----------------

          81,480            (178,300)            55,636           (103,193)             37,163             (1,668)
         256,912             435,212            284,291            387,484             142,754            144,422
----------------    ----------------   ----------------   ----------------    ----------------   ----------------
$        338,392    $        256,912   $        339,927   $        284,291    $        179,917   $        142,754
================    ================   ================   ================    ================   ================

                          AMERITAS LIFE INSURANCE CORP.
                             SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                       American Century
                                                                              ------------------------------------
                                                                                International
                                                                              ----------------
                                                                                    2012
                                                                              ----------------
STATEMENTS OF OPERATIONS
------------------------
Investment income:
   Dividend distributions received                                            $            257
   Mortality and expense risk charge                                                      (198)
                                                                              ----------------
Net investment income(loss)                                                                 59
                                                                              ----------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                           -
   Net realized gain(loss) on sale of fund shares                                        1,110
                                                                              ----------------
Net realized gain(loss)                                                                  1,110
                                                                              ----------------

Change in unrealized appreciation/depreciation                                           3,377
                                                                              ----------------

Net increase(decrease) in net assets resulting
   from operations                                                            $          4,546
                                                                              ================

                                                                                         International
                                                                              -----------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                                 2012               2011
-----------------------------------                                           ----------------   ----------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                $             59  $             613
   Net realized gain(loss)                                                               1,110              8,063
   Net change in unrealized appreciation/depreciation                                    3,377            (10,617)
                                                                              ----------------  -----------------
Net increase(decrease) in net assets resulting
   from operations                                                                       4,546             (1,941)
                                                                              ----------------  -----------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   3,228              3,559
   Subaccounts transfers (including fixed account), net                                (10,574)           (44,747)
   Transfers for policyowner benefits and terminations                                       -             (2,562)
   Policyowner maintenance charges                                                      (2,370)            (3,314)
                                                                              ----------------  -----------------
Net increase(decrease) from policyowner transactions                                    (9,716)           (47,064)
                                                                              ----------------  -----------------

Total increase(decrease) in net assets                                                  (5,170)           (49,005)
Net assets at beginning of period                                                       26,425             75,430
                                                                              ----------------  -----------------
Net assets at end of period                                                   $         21,255  $          26,425
                                                                              ================  =================

The accompanying notes are an integral part of these financial statements.

          Franklin Templeton                                               MFS
------------------------------------- ----------------------------------------------------------------------------
   Global Inc.                           Utilities IC                             Research
----------------                       ----------------                       ----------------
     2012                                    2012                                   2012
----------------                       ----------------                       ----------------

$         62,584                       $         38,896                       $          3,367
          (7,525)                                (2,568)                                (1,208)
----------------                       ----------------                       ----------------
          55,059                                 36,328                                  2,159
----------------                       ----------------                       ----------------


           1,571                                      -                                      -
           7,383                                  5,768                                    981
----------------                       ----------------                       ----------------
           8,954                                  5,768                                    981
----------------                       ----------------                       ----------------

          72,418                                  2,006                                 20,267
----------------                       ----------------                       ----------------


$        136,431                       $         44,102                       $         23,407
================                       ================                       ================

              Global Inc.                          Utilities IC                            Research
------------------------------------   -----------------------------------    -----------------------------------
     2012                 2011               2012               2011                2012               2011
----------------    ----------------   ----------------   ----------------    ----------------  -----------------

$         55,059    $         32,255   $         36,328   $          4,428    $          2,159  $           1,808
           8,954               7,783              5,768             42,756                 981             51,167
          72,418             (63,340)             2,006            (30,041)             20,267            (68,631)
----------------    ----------------   ----------------   ----------------    ----------------  -----------------

         136,431             (23,302)            44,102             17,143              23,407            (15,656)
----------------    ----------------   ----------------   ----------------    ----------------  -----------------


          69,851              53,417             53,160             39,929               6,158             16,501
         118,070             255,498            147,812            (60,681)            (18,228)          (112,206)
         (68,937)             (5,253)           (86,224)              (148)                (42)           (14,413)
         (35,600)            (26,237)           (17,781)           (11,890)             (4,742)            (9,939)
----------------    ----------------   ----------------   ----------------    ----------------  -----------------
          83,384             277,425             96,967            (32,790)            (16,854)          (120,057)
----------------    ----------------   ----------------   ----------------    ----------------  -----------------

         219,815             254,123            141,069            (15,647)              6,553           (135,713)
         852,003             597,880            217,411            233,058             198,918            334,631
----------------    ----------------   ----------------   ----------------    ----------------  -----------------
$      1,071,818    $        852,003   $        358,480   $        217,411    $        205,471  $         198,918
================    ================   ================   ================    ================  =================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Summit
                                                                              ------------------------------------
                                                                                   Natural
                                                                              ----------------
                                                                                    2012
                                                                              ----------------
STATEMENTS OF OPERATIONS
------------------------
Investment income:
   Dividend distributions received                                            $            144
   Mortality and expense risk charge                                                    (6,636)
                                                                              ----------------
Net investment income(loss)                                                             (6,492)
                                                                              ----------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      21,214
   Net realized gain(loss) on sale of fund shares                                        7,251
                                                                              ----------------
Net realized gain(loss)                                                                 28,465
                                                                              ----------------

Change in unrealized appreciation/depreciation                                          15,782
                                                                              ----------------

Net increase(decrease) in net assets resulting
   from operations                                                            $         37,755
                                                                              ================

                                                                                            Natural
                                                                              -----------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                                 2012              2011
-----------------------------------                                           ----------------   ----------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                $         (6,492)  $         (4,033)
   Net realized gain(loss)                                                              28,465             50,527
   Net change in unrealized appreciation/depreciation                                   15,782           (165,508)
                                                                              ----------------   ----------------
Net increase(decrease) in net assets resulting
   from operations                                                                      37,755           (119,014)
                                                                              ----------------   ----------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  69,265             70,167
   Subaccounts transfers (including fixed account), net                                 13,772            142,157
   Transfers for policyowner benefits and terminations                                (121,459)           (79,341)
   Policyowner maintenance charges                                                     (26,297)           (26,746)
                                                                              ----------------   ----------------
Net increase(decrease) from policyowner transactions                                   (64,719)           106,237
                                                                              ----------------   ----------------

Total increase(decrease) in net assets                                                 (26,964)           (12,777)
Net assets at beginning of period                                                      896,092            908,869
                                                                              ----------------   ----------------
Net assets at end of period                                                   $        869,128   $        896,092
                                                                              ================   ================

The accompanying notes are an integral part of these financial statements.

                                                     Summit
------------------------------------------------------------------------------------------------------------------
                                             EAFE                                   S&P
    Zenith                                   Intl.                                 MidCap
----------------                       ----------------                       ----------------
     2012                                    2012                                   2012
----------------                       ----------------                       ----------------

$          4,407                       $          5,855                       $            387
          (1,756)                                (1,595)                                  (229)
----------------                       ----------------                       ----------------
           2,651                                  4,260                                    158
----------------                       ----------------                       ----------------


               -                                      -                                  1,010
           4,467                                 (1,115)                                    47
----------------                       ----------------                       ----------------
           4,467                                 (1,115)                                 1,057
----------------                       ----------------                       ----------------

          27,254                                 34,870                                  4,554
----------------                       ----------------                       ----------------


$         34,372                       $         38,015                       $          5,769
================                       ================                       ================

               Zenith                               EAFE Intl.                            S&P MidCap
-----------------------------------    -----------------------------------    ----------------------------------
      2012                2011               2012               2011                2012              2011
----------------    ---------------    ---------------    ----------------    ---------------    ---------------

$          2,651    $         3,066    $         4,260    $          2,765    $           158    $            33
           4,467             12,300             (1,115)                657              1,057             16,459
          27,254            (20,620)            34,870             (28,097)             4,554            (15,399)
----------------    ---------------    ---------------    ----------------    ---------------    ---------------

          34,372             (5,254)            38,015             (24,675)             5,769              1,093
----------------    ---------------    ---------------    ----------------    ---------------    ---------------


          26,194             22,071             10,664              11,668              3,113              3,025
          (8,458)            (4,187)            74,955              53,139                  -           (156,071)
          (3,471)           (24,616)            (1,644)            (14,146)                 -                  -
         (14,855)           (13,210)            (5,223)             (5,623)              (125)               (96)
----------------    ---------------    ---------------    ----------------    ---------------    ---------------
            (590)           (19,942)            78,752              45,038              2,988           (153,142)
----------------    ---------------    ---------------    ----------------    ---------------    ---------------

          33,782            (25,196)           116,767              20,363              8,757           (152,049)
         213,543            238,739            144,647             124,284             33,092            185,141
----------------    ---------------    ---------------    ----------------    ---------------    ---------------
$        247,325    $       213,543    $       261,414    $        144,647    $        41,849    $        33,092
================    ===============    ===============    ================    ===============    ===============

                           AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           T. Rowe
                                                                              ------------------------------------
                                                                                  Blue Chip
                                                                              ----------------
                                                                                    2012
                                                                              ----------------
STATEMENTS OF OPERATIONS
------------------------
Investment income:
   Dividend distributions received                                            $          1,622
   Mortality and expense risk charge                                                    (7,698)
                                                                              ----------------
Net investment income(loss)                                                             (6,076)
                                                                              ----------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                           -
   Net realized gain(loss) on sale of fund shares                                       51,391
                                                                              ----------------
Net realized gain(loss)                                                                 51,391
                                                                              ----------------

Change in unrealized appreciation/depreciation                                         107,400
                                                                              ----------------

Net increase(decrease) in net assets resulting
    from operations                                                           $        152,715
                                                                              ================

                                                                                           Blue Chip
                                                                              -----------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                                 2012               2011
-----------------------------------                                           ----------------   ----------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                $         (6,076)  $         (7,022)
   Net realized gain(loss)                                                              51,391             48,041
   Net change in unrealized appreciation/depreciation                                  107,400            (45,178)
                                                                              ----------------   ----------------
Net increase(decrease) in net assets resulting
   from operations                                                                     152,715             (4,159)
                                                                              ----------------   ----------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  85,155             92,257
   Subaccounts transfers (including fixed account), net                                 60,165            (46,301)
   Transfers for policyowner benefits and terminations                                 (14,835)           (16,407)
   Policyowner maintenance charges                                                     (33,039)           (25,650)
                                                                              ----------------   ----------------
Net increase(decrease) from policyowner transactions                                    97,446              3,899
                                                                              ----------------   ----------------

Total increase(decrease) in net assets                                                 250,161               (260)
Net assets at beginning of period                                                      843,660            843,920
                                                                              ----------------   ----------------
Net assets at end of period                                                   $      1,093,821   $        843,660
                                                                              ================   ================

The accompanying notes are an integral part of these financial statements.

            Morgan Stanley                                                Pimco
------------------------------------- ----------------------------------------------------------------------------
   Emerging
    Markets                                Commodity                            Total Return
----------------                       ----------------                       ----------------
     2012                                    2012                                   2012
----------------                       ----------------                       ----------------

$              -                       $         14,450                       $         47,614
         (12,978)                                (3,707)                               (13,222)
----------------                       ----------------                       ----------------
         (12,978)                                10,743                                 34,392
----------------                       ----------------                       ----------------

               -                                 17,359                                 42,102
          62,898                                (12,182)                                23,906
----------------                       ----------------                       ----------------
          62,898                                  5,177                                 66,008
----------------                       ----------------                       ----------------

         295,840                                  9,346                                 52,665
----------------                       ----------------                       ----------------


$        345,760                       $         25,266                       $        153,065
================                       ================                       ================

          Emerging Markets                          Commodity                             Total Return
------------------------------------   ------------------------------------   -----------------------------------
     2012                 2011               2012               2011                2012               2011
----------------    ----------------   ----------------   -----------------   ----------------   ----------------

$        (12,978)   $         (6,776)  $         10,743   $          60,912   $         34,392   $         29,762
          62,898              91,219              5,177               7,719             66,008             19,513
         295,840            (532,801)             9,346            (107,347)            52,665            (14,580)
----------------    ----------------   ----------------   -----------------   ----------------   ----------------

         345,760            (448,358)            25,266             (38,716)           153,065             34,695
----------------    ----------------   ----------------   -----------------   ----------------   ----------------


         144,728             130,876             27,310              22,700            112,001             67,759
        (415,914)           (127,037)           (59,357)            117,725            396,981            330,291
         (31,144)            (17,303)            (6,331)             (1,869)           (29,770)           (69,130)
         (43,662)            (43,675)            (9,142)            (12,868)           (74,337)           (57,122)
----------------    ----------------   ----------------   -----------------   ----------------   ----------------
        (345,992)            (57,139)           (47,520)            125,688            404,875            271,798
----------------    ----------------   ----------------   -----------------   ----------------   ----------------

            (232)           (505,497)           (22,254)             86,972            557,940            306,493
       1,877,587           2,383,084            543,198             456,226          1,687,412          1,380,919
----------------    ----------------   ----------------   -----------------   ----------------   ----------------
$      1,877,355    $      1,877,587   $        520,944   $         543,198   $      2,245,352   $      1,687,412
================    ================   ================   =================   ================   ================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                              DFA
                                                                              ------------------------------------
                                                                                    Bond
                                                                              ----------------
                                                                                    2012
                                                                              ----------------
STATEMENTS OF OPERATIONS
------------------------
Investment income:
   Dividend distributions received                                            $              -
   Mortality and expense risk charge                                                         -
                                                                              ----------------
Net investment income(loss)                                                                  -
                                                                              ----------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                           -
   Net realized gain(loss) on sale of fund shares                                            -
                                                                              ----------------
Net realized gain(loss)                                                                      -
                                                                              ----------------

Change in unrealized appreciation/depreciation                                               -
                                                                              ----------------

Net increase(decrease) in net assets resulting
   from operations                                                            $              -
                                                                              ================

                                                                                             Bond
                                                                              ------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                                 2012                2011
-----------------------------------                                           ----------------   -----------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                $              -   $               -
   Net realized gain(loss)                                                                   -                   -
   Net change in unrealized appreciation/depreciation                                        -                   -
                                                                              ----------------   -----------------
Net increase(decrease) in net assets resulting
   from operations                                                                           -                   -
                                                                              ----------------   -----------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                       -                   -
   Subaccounts transfers (including fixed account), net                                      -                   -
   Transfers for policyowner benefits and terminations                                       -                   -
   Policyowner maintenance charges                                                           -                   -
                                                                              ----------------   -----------------
Net increase(decrease) from policyowner transactions                                         -                   -
                                                                              ----------------   -----------------

Total increase(decrease) in net assets                                                       -                   -
Net assets at beginning of period                                                            -                   -
                                                                              ----------------   -----------------
Net assets at end of period                                                   $              -   $               -
                                                                              ================   =================

The accompanying notes are an integral part of these financial statements.

                                                       DFA
------------------------------------------------------------------------------------------------------------------
     Small                                   Value                                  Fixed
----------------                       ----------------                       ----------------
     2012                                    2012                                   2012
----------------                       ----------------                       ----------------

$            115                       $          1,402                       $             12
             (98)                                  (263)                                  (193)
----------------                       ----------------                       ----------------
              17                                  1,139                                   (181)
----------------                       ----------------                       ----------------


              77                                      -                                      6
          (3,751)                                  (770)                                   228
----------------                       ----------------                       ----------------
          (3,674)                                  (770)                                   234
----------------                       ----------------                       ----------------

           4,776                                  5,730                                     (7)
----------------                       ----------------                       ----------------


$          1,119                       $          6,099                       $             46
================                       ================                       ================

                Small                                 Value                                  Fixed
-----------------------------------    -----------------------------------    -----------------------------------
     2012                 2011               2012               2011                2012               2011
----------------    ---------------    ---------------    ----------------    ---------------    ----------------

$             17    $           591    $         1,139    $            972    $          (181)   $              -
          (3,674)               789               (770)                (72)               234                   4
           4,776             (4,839)             5,730              (5,750)                (7)                (10)
----------------    ---------------    ---------------    ----------------    ---------------    ----------------

           1,119             (3,459)             6,099              (4,850)                46                  (6)
----------------    ---------------    ---------------    ----------------    ---------------    ----------------


           4,232              7,245             11,926               8,611              4,139               1,172
         (20,819)            19,097              3,495              26,416             (2,463)                923
               -                 (2)              (114)                 (2)              (519)                  -
          (1,339)            (1,177)            (3,778)             (1,646)              (212)               (322)
----------------    ---------------    ---------------    ----------------    ---------------    ----------------
         (17,926)            25,163             11,529              33,379                945               1,773
----------------    ---------------    ---------------    ----------------    ---------------    ----------------

         (16,807)            21,704             17,628              28,529                991               1,767
          21,704                  -             28,529                   -              1,767                   -
----------------    ---------------    ---------------    ----------------    ---------------    ----------------
$          4,897             21,704             46,157              28,529              2,758    $          1,767
================    ===============    ===============    ================    ===============    ================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                              DFA
                                                                              ------------------------------------
                                                                                   Large
                                                                              ----------------
                                                                                   2012
                                                                              ----------------
STATEMENTS OF OPERATIONS
------------------------
Investment income:
   Dividend distributions received                                            $              2
   Mortality and expense risk charge                                                      (115)
                                                                              ----------------
Net investment income(loss)                                                               (113)
                                                                              ----------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                           -
   Net realized gain(loss) on sale of fund shares                                        2,969
                                                                              ----------------
Net realized gain(loss)                                                                  2,969
                                                                              ----------------

Change in unrealized appreciation/depreciation                                             488
                                                                              ----------------

Net increase(decrease) in net assets resulting
   from operations                                                            $          3,344
                                                                              ================

                                                                                             Large
                                                                              -----------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                                 2012               2011
-----------------------------------                                           ----------------   ----------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                $           (113)  $              -
   Net realized gain(loss)                                                               2,969                  -
   Net change in unrealized appreciation/depreciation                                      488                  -
                                                                              ----------------   ----------------
Net increase(decrease) in net assets resulting
   from operations                                                                       3,344                  -
                                                                              ----------------   ----------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                      97                  -
   Subaccounts transfers (including fixed account), net                                161,947                  -
   Transfers for policyowner benefits and terminations                                       -                  -
   Policyowner maintenance charges                                                        (180)                 -
                                                                              ----------------   ----------------
Net increase(decrease) from policyowner transactions                                   161,864                  -
                                                                              ----------------   ----------------

Total increase(decrease) in net assets                                                 165,208                  -
Net assets at beginning of period                                                            -                  -
                                                                              ----------------   ----------------
Net assets at end of period                                                   $        165,208   $              -
                                                                              ================   ================

The accompanying notes are an integral part of these financial statements.

                 DFA
-------------------------------------
     Targeted
-----------------
      2012
-----------------

$              29
              (44)
-----------------
              (15)
-----------------


                -
           (1,151)
-----------------
           (1,151)
-----------------

               74
-----------------


$          (1,092)
=================

              Targeted
------------------------------------
       2012               2011
-----------------   ----------------

$             (15)  $              -
           (1,151)                 -
               74                  -
-----------------   ----------------

           (1,092)                 -
-----------------   ----------------


            1,250                  -
            2,588                  -
                -                  -
             (688)                 -
-----------------   ----------------
            3,150                  -
-----------------   ----------------

            2,058                  -
                -                  -
-----------------   ----------------
$           2,058   $              -
=================   ================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVL
                          NOTES TO FINANCIAL STATEMENTS
                FOR THE PERIODS ENDED DECEMBER 31, 2012 AND 2011

1. ORGANIZATION

      Ameritas Life Insurance Corp. Separate Account LLVL (the "Account") began operations during 1995 as a separate investment account within Ameritas Life Insurance Corp. (the "Company"), a Nebraska domiciled company. The assets of the Account are held by the Company and are segregated from all of the Company's other assets and are used only to support the variable life products issued by the Company.

      Management   believes  these  financial   statements  should  be  read  in
      conjunction   with  the   policyowner   statements  and  policy  and  fund
      prospectuses.

      The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a fund series. At December 31, 2012 there are seventy-four subaccounts available within the Account listed as follows:

      Calvert Investment Management, Inc.             Fidelity Management & Research
      (Advisor) (See Note 3)                          Company, continued
         Calvert (Fund Series short cite)                Fidelity, continued
           *Balanced (Subaccount short cite)               *Mid Cap SC
           *Mid Cap                                        *Overseas IC
           *Social Equity                                  *Strategic IC
             (Commenced August 4, 2009)                      (Commenced May 7, 2008)
           *Small Cap                                      *Equity Inc. IC
           *Core Strategies                                  (Commenced May 26, 2009)
             (Commenced April 30, 2008)                    *High Income IC
                                                             (Commenced May 1, 2009)
      Deutsche Investment Management                       *Mid Cap IC
      Americas Inc.                                          (Commenced July 6, 2009)
         Scudder
           *Equity 500                                Invesco Advisers, Inc.
           *Small Cap                                 (formerly Invesco Advisors, Inc.)
           *Mid Value                                    AIM
             (Commenced June 18, 2008)                     *Dividend (formerly Invesco V.I.
           *Global                                           Dividend Growth Fund Portfolio,
             (Commenced June 9, 2008)                        Series I)
           *Growth                                           (Commenced April 29, 2011)
             (Commenced April 29, 2011)                    *Health
                                                           *Technology
      Fidelity Management & Research                       *Intl. Growth
      Company                                                (Commenced May 2, 2008)
         Fidelity                                          *Franchise
           *Contrafund IC                                    (Commenced April 27, 2012)
           *Contrafund SC
           *High Income SC                            Janus Capital Management LLC
           *Inv. Grade Bond IC                           Janus
                                                           *Growth

                                      FS-46

      1. ORGANIZATION, continued

      Neuberger Berman Management LLC                 Wellington Management Company, LLP
         Neuberger Berman                                Vanguard
           *Balanced                                       *Balanced
           *Growth                                         *High Yield Bond
           *Guardian
           *Bond                                      Schroder Investment Management North
           *Mid-Cap                                   America, Inc. and Baillie Gifford
           *Partners (formerly Neuberger Berman       Overseas Ltd.
             AMT Partners Portfolio, Class I)            VANGUARD
           *Regency (formerly Neuberger Berman             *International
             AMT Regency Portfolio, Class I)
             (Commenced June 30, 2008)                Barrow, Hanley, Mewhinney &
                                                      Strauss, Inc.
      Guggenheim Investments                             Vanguard
      (formerly Security Global Investors)                 *Diversified
         Rydex (Formerly Rydex VariableTrust/SGI)
           *Nova                                      Granahan Investment Management, Inc.
           *NASDAQ                                       Vanguard
           *Precious Metals                                *Small Company Growth
           *Inv. S&P 500
           *Gov. Long Bond                            Wells Fargo Funds Management, LLC
           *Sector Rotation (formerly Rydex/SGI          Wells Fargo
             U.S. Long Short Momentum Fund Portfolio)      *Discovery
             (Commenced May 24, 2010)                      *Opportunity

      Third Avenue Management LLC                     American Century Investment
         Third Avenue                                 Management, Inc.
           *Value                                        American Century
                                                           *Mid Cap
      The Vanguard Group. Inc.                               (Commenced April 30, 2008)
         Vanguard                                          *International
           *Money Market                                     (Commenced May 7, 2008)
           *Equity Index
           *Total Bond                                Franklin Advisers, Inc.
           *REIT Index                                   Franklin Templeton
           *Mid-Cap                                        *Global Inc.
           *Stock Market Index                               (Commenced April 30, 2008)

      The Vanguard Group. Inc. and                    Massachusetts Financial Service
      Wellington Management Company, LLP              Company
         Vanguard                                        MFS
           *Equity Income                                  *Utilities IC
                                                             (Commenced May 7, 2008)
      AllianceBerstein L.P. and William Blair &            *Research
      Company, L.L.C.                                        (Commenced June 2, 2008)
         Vanguard
           *Growth

                                      FS-47


      1. ORGANIZATION, continued

      Calvert Investment Management, Inc.             Pacific Investment Management
      (See Note 3)                                    Company LLC
         Summit                                          Pimco
           *Natural                                        *Commodity
             (Commenced May 7, 2008)                         (Commenced May 1, 2009)
           *Zenith                                         *Total Return
             (Commenced December 12, 2008)                   (Commenced May 1, 2009)
           *EAFE Intl.
             (Commenced April 30, 2010)               Dimensional Fund Advisors LP
           *S&P MidCap                                   DFA
             (Commenced April 30, 2010)                    *Bond (A)
                                                           *Small
      T. Rowe Price Associates, Inc.                         (Commenced March 7, 2011)
         T. Rowe                                           *Value
           *Blue Chip                                        (Commenced March 7, 2011)
             (Commenced April 30, 2008)                    *Fixed
                                                             (Commenced May 2, 2011)
      Morgan Stanley Investment                            *Large
      Management Inc.                                        (Commenced August 2, 2012)
         Morgan Stanley                                    *Targeted
           *Emerging Markets                                 (Commenced February 21, 2012)
             (Commenced April 30, 2008)

      (A) These subaccounts have no activity since inception.

Note: The above chart references the fund series and subaccount short cites from the Statement of Net Assets.

2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      BASIS OF ACCOUNTING
      The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable life separate accounts registered as unit investment trusts.

      USE OF ESTIMATES
      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

      INVESTMENTS
      The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners' units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

      Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, continued

      FAIR VALUE MEASUREMENTS
      The accounting guidance on fair value measurements establishes a framework for measuring fair value and expands disclosures about fair value measurements. It also defines fair value as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date. The fair value measurement guidance applies to all assets and liabilities that are measured and reported on a fair value basis and enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. Each asset and liability carried at fair value is classified into one of the following categories:

            o Level 1 - Quoted market prices in active markets for identical assets or liabilities.
            o Level 2 - Observable market based inputs or unobservable inputs that are corroborated by market data.
            o Level 3 - Unobservable inputs that are not corroborated by market data.

      Each subaccount invests in shares of open-ended mutual funds, which calculate a daily net asset value based on the value of the underlying securities in its portfolios. As a result, and as required by law, pricing information is provided on an ongoing basis. Shares of open end mutual funds are purchased and redeemed at their quoted daily net asset values as reported by the fund companies at the close of each business day. On that basis, the fair value measurements of all shares held by the Account are reported as Level 1 assets.

      FEDERAL AND STATE INCOME TAXES
      The operations of the Account form a part of and are taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account. Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes or unrecognized tax benefits are reflected in these financial statements.

3. RELATED PARTIES

      Affiliates of the Company provided management, administrative and investment advisory services for the Calvert and Summit subaccounts for a fee. These fees are reflected in the daily value of the underlying portfolio share price. The fee is computed separately for each underlying portfolio on daily average net assets, at an annual rate, as of December 31, 2012 and 2011, as follows:

                                                Investment        Management/
                                               Advisory Fee   Administrative Fee
                                               ------------   ------------------
      Calvert:
        Balanced                                  0.00425          0.00275
        Mid Cap                                   0.00650          0.00250
        Social Equity                             0.00500          0.00200
        Small Cap                                 0.00850          0.00050
        Core Strategies                           0.00750          0.00050
      Summit:
        Natural                                   0.00550          0.00100
        Zenith                                    0.00640          0.00100
        EAFE Intl.                                0.00560          0.00100
        S&P MidCap                                0.00300          0.00100

4. PURCHASES AND SALES OF INVESTMENTS

      The cost of purchases and proceeds from sales of investments in the subaccounts for the periods ended December 31, 2012 were as follows:

                                                        Purchases       Sales
                                                       -----------   -----------
Calvert:
   Balanced                                            $   156,764   $   119,090
   Mid Cap                                                  14,169        29,984
   Social Equity                                            19,071         1,320
   Small Cap                                                 2,717        67,857
   Core Strategies                                          39,434       232,241

Scudder:
   Equity 500                                                7,710         2,456
   Small Cap                                               203,874       110,269
   Mid Value                                                77,395       189,971
   Global                                                  299,090       298,746
   Growth                                                   46,997         4,944

Fidelity:
   Contrafund IC                                           407,991       842,352
   Contrafund SC                                           163,803       435,721
   High Income SC                                           16,067        68,294
   Inv. Grade Bond IC                                      570,563       723,443
   Mid Cap SC                                              415,008       580,846
   Overseas IC                                              97,161       140,651
   Strategic IC                                            641,694        66,514
   Equity Inc. IC                                          250,046       386,209
   High Income IC                                          415,836       281,356
   Mid Cap IC                                              220,805       203,967

AIM:
   Dividend                                                 85,444        62,007
   Health                                                   98,718        49,806
   Technology                                               70,936       187,705
   Intl. Growth                                            175,497       113,543
   Franchise                                                   305         9,897

Janus:
   Growth                                                    1,772         8,591

Neuberger Berman:
   Balanced                                                 45,807       338,316
   Growth                                                   69,380       243,594
   Guardian                                                  1,184           567
   Bond                                                    367,802       393,496
   Mid-Cap                                                   1,695         2,287
   Partners                                                 67,050       718,362
   Regency                                                   5,470         1,022

                                                        Purchases       Sales
                                                       -----------   -----------
Rydex:
   Nova                                                $   996,400   $ 1,101,432
   NASDAQ                                                  904,572     1,262,384
   Precious Metals                                       1,157,861       808,559
   Inv. S&P 500                                            624,419       701,940
   Gov. Long Bond                                          288,797       276,900
   Sector Rotation                                             335           133

Third Avenue:
   Value                                                   731,058       799,334

Vanguard:
   Money Market                                          5,533,333     7,176,961
   Equity Index                                          2,104,189     1,831,439
   Total Bond                                            1,208,640       560,276
   REIT Index                                            1,741,420       603,213
   Mid-Cap                                                 539,844       617,197
   Stock Market Index                                      757,561       598,285
   Equity Income                                           867,400       823,315
   Growth                                                  375,950     1,424,964
   Balanced                                              1,147,267     1,147,439
   High Yield Bond                                         782,540       356,064
   International                                           916,557     1,769,240
   Diversified                                             363,514       397,418
   Small Company Growth                                  1,190,608       984,393

Wells Fargo:
   Discovery                                               155,705       118,454
   Opportunity                                              41,940        30,901

American Century:
   Mid Cap                                                  43,737        18,896
   International                                             3,130        12,787

Franklin Templeton:
   Global Inc.                                             596,033       456,019

MFS:
   Utilities IC                                            591,668       458,373
   Research                                                 70,968        85,662

Summit:
   Natural                                                 225,301       275,298
   Zenith                                                   21,153        19,092
   EAFE Intl.                                              137,600        54,589
   S&P MidCap                                                4,493           336

                                                        Purchases       Sales
                                                       -----------   -----------
T. Rowe:
   Blue Chip                                           $   368,056   $   276,685

Morgan Stanley:
   Emerging Markets                                        540,163       899,134

Pimco:
   Commodity                                               105,203       124,621
   Total Return                                          1,502,938     1,021,569

DFA:
   Bond                                                          -             -
   Small                                                     7,399        25,231
   Value                                                    20,423         7,754
   Fixed                                                   103,181       102,412
   Large                                                   237,816        76,066
   Targeted                                                 35,122        31,987

5. FINANCIAL HIGHLIGHTS

      The unit value, units, net assets, investment income ratio (Inv. Income Ratio), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded). Total returns, unit values and expense ratios in this table may not be applicable to all policies.

      Inv. Income Ratio - The Inv. Income Ratio represents the dividend distributions received divided by average daily net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

      Expense Ratio - The Expense Ratio represents the annualized contract expenses of the subaccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. During the year ended December 31, 2012, these fees range between .60 percent and .75 percent (annualized) of net assets, depending on the product selected. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded. For this separate account, charges made through the redemption of units ranged up to $10 per policy monthly, depending on the product selected. On all life insurance policies, cost of insurance is charged to each policyowner monthly through the redemption of units. The cost of insurance is determined based upon several variables, including policyowners death benefit amount and account value.

      Total Return - The Total Return represents the change in the unit value reported year-to-date, however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

                             At December 31                  For the Periods Ended December 31
                  -----------------------------------   -------------------------------------------
                                               Net        Inv.
                      Unit                   Assets      Income      Expense            Total
                    Value ($)      Units       ($)      Ratio %      Ratio %           Return %
                  -------------   -------  ----------   -------   -------------   -----------------
                   Min     Max                                     Min     Max      Min       Max
Calvert:
Balanced
--------
2012               2.08    2.66    98,321     240,267      1.26    0.70    0.75      9.68      9.74
2011               1.89    2.43    82,022     186,562      1.48    0.70    0.75      3.84      3.85
2010               1.82    2.34    63,695     144,312      1.74    0.70    0.75     11.26     11.32
2009               1.64    2.10    38,560      79,944      2.46    0.70    0.75     19.14     24.36
2008               1.69    1.69    42,491      71,822      2.33    0.75    0.75    (31.84)   (31.84)

Mid Cap
-------
2012              42.65   42.65     2,922     124,617         -    0.75    0.75     15.88     15.88
2011              36.81   36.81     3,655     134,537         -    0.75    0.75      1.57      1.57
2010              36.24   36.24     4,034     146,171         -    0.75    0.75     30.49     30.49
2009              27.77   27.77     4,980     138,286         -    0.75    0.75     31.03     31.03
2008              21.19   21.19     7,846     166,269         -    0.75    0.75    (37.66)   (37.66)

Social Equity
-------------
2012              22.91   22.91     1,919      43,967      0.13    0.70    0.70     15.14     15.14
2011              19.90   19.90     1,170      23,281         -    0.70    0.70     (2.03)    (2.03)
2010              20.31   20.31       375       7,621      0.08    0.70    0.70     10.34     10.34
2009              17.44   17.44       295       5,136      0.37    0.70    0.70     11.78     11.78
2008                  -       -         -           -         -       -       -         -         -

Small Cap
---------
2012              45.57   45.57       730      33,260         -    0.60    0.60     13.35     13.35
2011              40.20   40.20     2,233      89,774         -    0.60    0.60     (2.60)    (2.60)
2010              41.27   41.27       684      28,215         -    0.60    0.60     36.65     36.65
2009              30.21   30.21     1,546      46,685      0.07    0.60    0.60     33.97     33.97
2008              22.55   22.55     1,265      28,517         -    0.60    0.60    (37.38)   (37.38)

Core Strategies
---------------
2012              18.37   18.52     6,279     115,980      0.23    0.60    0.75     11.50     11.66
2011              16.47   16.58    17,855     295,068      0.38    0.60    0.75    (13.47)   (13.35)
2010              19.04   19.14    24,000     457,557      0.50    0.60    0.75      9.75      9.92
2009              17.35   17.41    16,263     282,354      1.52    0.60    0.75     42.37     42.58
2008              12.18   12.21    11,271     137,370      1.14    0.60    0.75    (36.31)   (35.22)

                             At December 31                  For the Periods Ended December 31
                  -----------------------------------   -------------------------------------------
                                               Net        Inv.    Expenses as a
                      Unit                   Assets      Income   % of Average          Total
                    Value ($)      Units       ($)      Ratio %     Net Assets         Return %
                  -------------   -------  ----------   -------   -------------   -----------------
                   Min     Max                                     Min     Max       Min       Max
Scudder:
Equity 500
----------
2012              16.92   16.92    10,573     178,898      1.72    0.60    0.60     15.00     15.00
2011              14.71   14.71    10,369     152,554      1.69    0.60    0.60      1.23      1.23
2010              14.53   14.53     9,897     143,844      1.99    0.60    0.60     14.02     14.02
2009              12.75   12.75    10,179     129,761      6.06    0.60    0.60     25.57     25.57
2008              10.15   10.15   115,829   1,175,847      2.54    0.60    0.60    (37.53)   (37.53)

Small Cap
---------
2012              20.02   20.26    47,669     960,440      0.90    0.60    0.75     15.38     15.55
2011              17.35   17.53    42,568     742,250      0.92    0.60    0.75     (5.12)    (4.98)
2010              18.29   18.45    49,775     913,911      0.91    0.60    0.75     25.45     25.64
2009              14.58   14.69    47,838     699,854      2.10    0.60    0.75     25.63     25.82
2008              11.60   11.67    94,895   1,105,477      1.62    0.60    0.75    (34.62)   (34.52)

Mid Value
---------
2012              13.06   13.17    33,063     433,396      1.22    0.60    0.75     12.91     13.08
2011              11.57   11.65    42,440     492,166      1.01    0.60    0.75     (6.78)    (6.64)
2010              12.41   12.47    33,951     422,160      1.48    0.60    0.75     22.15     22.33
2009              10.16   10.20    42,907     436,398      1.73    0.60    0.75     28.74     28.93
2008               7.89    7.91    20,496     161,895         -    0.60    0.75    (30.73)   (30.62)

Global
------
2012               9.38    9.42     2,597      24,407      2.76    0.70    0.75      8.24     17.71
2011               7.97    8.00     2,499      19,921      1.00    0.70    0.75    (15.02)    (4.82)
2010               9.38    9.41    12,122     114,020      0.46    0.70    0.75      3.93     12.81
2009               8.31    8.31     1,586      13,183      0.84    0.75    0.75     42.75     42.75
2008               5.82    5.82       906       5,275         -    0.75    0.75    (44.10)   (44.10)

Growth
------
2012              21.29   21.31     2,974      63,335      0.79    0.70    0.75     15.18     15.24
2011              18.49   18.49       913      16,872         -    0.70    0.75    (11.42)   (11.39)
2010                  -       -         -           -         -       -       -         -         -
2009                  -       -         -           -         -       -       -         -         -
2008                  -       -         -           -         -       -       -         -         -

                             At December 31                  For the Periods Ended December 31
                  -----------------------------------   -------------------------------------------
                                               Net        Inv.    Expenses as a
                      Unit                   Assets      Income   % of Average          Total
                    Value ($)      Units       ($)      Ratio %     Net Assets         Return %
                  -------------   -------  ----------   -------   -------------   -----------------
                   Min     Max                                     Min     Max       Min       Max
Fidelity:
Contrafund IC
-------------
2012              27.40   40.11    66,366   2,585,590      1.30    0.70    0.75     15.54     15.60
2011              23.71   34.71    79,528   2,643,167      1.01    0.70    0.75     (3.25)    (3.20)
2010              24.49   35.88    83,163   2,904,683      1.26    0.70    0.75     16.34     16.40
2009              21.04   30.84    79,146   2,378,631      1.46    0.70    0.75     34.70     49.85
2008              22.89   22.89    70,647   1,617,443      1.00    0.75    0.75    (42.94)   (42.94)

Contrafund SC
-------------
2012              40.85   40.85    21,565     880,841      1.36    0.60    0.60     15.61     15.61
2011              35.33   35.33    29,372   1,037,725      1.02    0.60    0.60     (3.22)    (3.22)
2010              36.50   36.50    26,700     974,651      1.14    0.60    0.60     16.41     16.41
2009              31.36   31.36    26,726     838,099      2.01    0.60    0.60     34.86     34.86
2008              23.25   23.25    14,380     334,374      0.99    0.60    0.60    (42.96)   (42.96)

High Income SC
--------------
2012              14.57   14.57    12,705     185,082      5.62    0.60    0.60     13.51     13.51
2011              12.83   12.83    17,254     221,435      7.04    0.60    0.60      3.31      3.31
2010              12.42   12.42    16,146     200,587      7.59    0.60    0.60     13.11     13.11
2009              10.98   10.98    17,630     193,637     20.90    0.60    0.60     42.92     42.92
2008               7.69    7.69     3,445      26,473      8.88    0.60    0.60    (25.51)   (25.51)

Inv. Grade Bond IC
------------------
2012              14.98   23.52    38,921     671,998      2.22    0.60    0.75      5.11      5.26
2011              14.25   22.34    50,567     818,284      3.47    0.60    0.75      6.54      6.70
2010              13.38   20.94    27,990     467,237      3.87    0.60    0.75      3.62      7.16
2009              13.60   19.54    17,200     335,210      9.21    0.60    0.70      9.10     15.03
2008              16.99   16.99    15,006     254,901      4.03    0.60    0.60     (3.83)    (3.83)

Mid Cap SC
----------
2012              47.89   48.64    55,340   2,653,071      0.52    0.60    0.75     13.89     14.06
2011              42.05   42.64    63,520   2,678,009      0.14    0.60    0.75    (11.38)   (11.25)
2010              47.45   48.05    73,429   3,490,143      0.27    0.60    0.75     27.74     27.94
2009              37.14   37.56    74,605   2,775,086      0.61    0.60    0.75     38.97     39.18
2008              26.73   26.99    77,727   2,080,589      0.36    0.60    0.75    (39.96)   (39.87)

Overseas IC
-----------
2012              21.70   21.98    24,632     527,358      2.07    0.60    0.75     19.84     20.02
2011              18.11   18.31    27,510     492,742      1.36    0.60    0.75    (17.78)   (17.66)
2010              22.02   22.24    28,896     632,515      1.39    0.60    0.75     12.27     12.44
2009              19.62   19.78    33,863     664,895      1.13    0.60    0.75     25.59     25.78
2008              15.62   15.73   113,751   1,784,728      2.61    0.60    0.75    (44.23)   (44.14)

                             At December 31                  For the Periods Ended December 31
                  -----------------------------------   -------------------------------------------
                                               Net        Inv.    Expenses as a
                      Unit                   Assets      Income   % of Average          Total
                    Value ($)      Units       ($)      Ratio %     Net Assets         Return %
                  -------------   -------  ----------   -------   -------------   -----------------
                   Min     Max                                     Min     Max       Min       Max
Fidelity, continued:
Strategic IC
------------
2012              14.40   15.12    84,777   1,267,740      4.29    0.60    0.75      9.67      9.84
2011              13.11   13.79    47,552     653,600      5.08    0.60    0.75      3.89      4.04
2010              12.60   13.27    28,482     377,280      4.91    0.60    0.75      8.82      8.98
2009              11.56   12.20    26,324     319,942      7.48    0.60    0.75     28.59     29.05
2008               9.45    9.45     6,297      59,510      9.01    0.75    0.75    (12.26)   (12.26)

Equity Inc. IC
--------------
2012              23.65   23.65     4,076      96,405      3.18    0.70    0.70     16.49     16.49
2011              20.30   20.30    11,328     229,995      5.22    0.70    0.70      0.27      0.27
2010              20.25   20.25     5,953     120,543      4.70    0.70    0.70     14.35     14.35
2009              17.71   17.71       230       4,070      2.17    0.70    0.70     24.38     24.38
2008                  -       -         -           -         -       -       -         -         -

High Income IC
--------------
2012               7.49    8.49    33,693     256,658      5.77    0.70    0.75     13.37     13.43
2011               6.61    7.49    16,072     108,666     16.29    0.70    0.75      3.26      3.31
2010               6.40    7.25     9,361      60,548      4.14    0.70    0.75     12.98     13.03
2009               5.67    6.41    33,584     191,086     12.01    0.70    0.75     23.98     24.02
2008                  -       -         -           -         -       -       -         -         -

Mid Cap IC
----------
2012              33.35   33.35     2,728      90,983      0.43    0.70    0.70     14.03     14.03
2011              29.25   29.25     2,180      63,772      0.22    0.70    0.70    (11.23)   (11.23)
2010              32.95   32.95     2,913      95,986      0.53    0.70    0.70     27.94     27.94
2009              25.75   25.75     1,580      40,702      0.60    0.70    0.70     26.55     26.55
2008                  -       -         -           -         -       -       -         -         -

AIM:
Dividend
--------
2012              16.46   16.50    15,030     247,592      2.15    0.60    0.75     17.84     18.02
2011              13.97   13.98    13,678     191,109         -    0.60    0.75     (8.16)    (8.06)
2010                  -       -         -           -         -       -       -         -         -
2009                  -       -         -           -         -       -       -         -         -
2008                  -       -         -           -         -       -       -         -         -

                             At December 31                  For the Periods Ended December 31
                  -----------------------------------   -------------------------------------------
                                               Net        Inv.    Expenses as a
                      Unit                   Assets      Income   % of Average          Total
                    Value ($)      Units       ($)      Ratio %     Net Assets         Return %
                  -------------   -------  ----------   -------   -------------   -----------------
                   Min     Max                                     Min     Max       Min       Max
AIM, continued:
Health
------
2012              26.68   27.30    18,672     503,331         -    0.60    0.75     19.99     20.17
2011              22.24   22.71    16,620     372,820         -    0.60    0.75      3.18      3.33
2010              21.55   21.98    13,368     289,381         -    0.60    0.75      4.51      4.67
2009              20.62   21.00    13,802     285,646      0.33    0.60    0.75     26.72     26.91
2008              16.27   16.55    15,577     254,023         -    0.60    0.75    (29.15)   (29.05)

Technology
----------
2012              15.47   15.98    33,108     515,579         -    0.60    0.75     10.45     10.61
2011              14.01   14.44    40,741     576,176      0.17    0.60    0.75     (5.76)    (5.62)
2010              14.87   15.30    45,623     687,285         -    0.60    0.75     20.40     20.58
2009              12.35   12.69    52,458     655,775         -    0.60    0.75     56.23     56.46
2008               7.90    8.11    33,620     267,136         -    0.60    0.75    (44.92)   (44.84)

Intl. Growth
------------
2012              31.45   31.84    27,420     866,287      1.53    0.60    0.75     14.67     14.84
2011              27.38   27.77    25,517     701,975      1.24    0.60    0.75     (7.43)    (7.30)
2010              29.54   30.00    17,439     516,659      2.40    0.60    0.75     12.02     12.19
2009              26.33   26.78    15,551     410,854      4.30    0.60    0.75      2.68     34.23
2008              19.95   19.95       562      11,208      0.69    0.75    0.75    (37.85)   (37.85)

Franchise
---------
2012              36.10   36.10       535      19,318         -    0.75    0.75     (2.99)    (2.99)
2011                  -       -         -           -         -       -       -         -         -
2010                  -       -         -           -         -       -       -         -         -
2009                  -       -         -           -         -       -       -         -         -
2008                  -       -         -           -         -       -       -         -         -

Janus:
Growth
------
2012              26.40   26.40     2,954      78,013      0.55    0.75    0.75     17.70     17.70
2011              22.43   22.43     3,271      73,384      0.58    0.75    0.75     (6.06)    (6.06)
2010              23.88   23.88     3,989      95,256      1.11    0.75    0.75     13.66     13.66
2009              21.01   21.01     4,900     102,947      0.54    0.75    0.75     35.34     35.34
2008              15.52   15.52     7,232     112,264      0.73    0.75    0.75    (40.17)   (40.17)

                               At December 31                     For the Periods Ended December 31
                  ---------------------------------------   ---------------------------------------------
                                                   Net        Inv.    Expenses as a
                      Unit                       Assets      Income    % of Average          Total
                    Value ($)        Units         ($)      Ratio %     Net Assets          Return %
                  -------------   ----------   ----------   -------   --------------   ------------------
                   Min     Max                                          Min     Max       Min       Max
Neuberger Berman:
Balanced
--------
2012              19.58   34.56       13,623      447,848         -     0.60    0.75       8.52      8.69
2011              18.02   31.85       28,310      674,569      0.31     0.60    0.75      (1.36)    (1.22)
2010              18.24   32.29       27,752      680,718      1.02     0.60    0.75      17.94     18.12
2009              15.44   27.38       26,614      562,643      3.44     0.60    0.75      21.55     21.74
2008              12.69   22.52       29,966      549,016      3.62     0.60    0.75     (39.60)   (39.51)

Growth
------
2012              62.21   62.21       18,912    1,176,608         -     0.75    0.75      11.76     11.76
2011              55.67   55.67       21,593    1,202,063         -     0.75    0.75      (0.96)    (0.96)
2010              56.21   56.21       24,207    1,360,561         -     0.75    0.75      30.36     30.36
2009              43.12   43.12       26,055    1,123,385         -     0.75    0.75      29.39     29.39
2008              33.32   33.32       29,626      987,242         -     0.75    0.75     (44.10)   (44.10)

Guardian
--------
2012              22.88   22.88          549       12,563      0.30     0.60    0.60      12.05     12.05
2011              20.42   20.42          521       10,631      0.64     0.60    0.60      (3.51)    (3.51)
2010              21.16   21.16          116        2,449      0.22     0.60    0.60      18.33     18.33
2009              17.88   17.88          403        7,200      1.21     0.60    0.60      28.91     28.91
2008              13.87   13.87          376        5,219      0.29     0.60    0.60     (37.62)   (37.62)

Bond
----
2012              16.35   23.18       42,146      973,917      3.18     0.60    0.75       3.82      3.96
2011              15.73   22.32       45,190      985,427      4.34     0.60    0.75      (0.46)    (0.31)
2010              15.78   22.43       30,401      658,722      7.06     0.60    0.75       4.50      4.65
2009              15.08   21.46       15,469      331,582      6.60     0.60    0.75      12.48     12.72
2008              13.37   19.08       19,823      377,847      4.81     0.60    0.75     (14.08)   (14.06)

Mid-Cap
-------
2012              28.59   28.59          473       13,518         -     0.60    0.60      11.75     11.75
2011              25.59   25.59          491       12,557         -     0.60    0.60      (0.13)    (0.13)
2010              25.62   25.62          496       12,717         -     0.60    0.60      28.33     28.33
2009              19.96   19.96          486        9,696         -     0.60    0.60      30.82     30.82
2008              15.26   15.26          452        6,903         -     0.60    0.60     (43.71)   (43.71)

Partners
--------
2012              34.07   34.07       56,572    1,927,366      0.41     0.75    0.75      15.73     15.73
2011              29.44   29.44       77,020    2,267,426         -     0.75    0.75     (11.99)   (11.99)
2010              33.45   33.45       87,417    2,924,188      0.67     0.75    0.75      14.80     14.80
2009              29.14   29.14       83,880    2,444,054      2.61     0.75    0.75      54.91     54.91
2008              18.81   18.81      100,593    1,892,072      0.53     0.75    0.75     (52.75)   (52.75)

                               At December 31                     For the Periods Ended December 31
                  ---------------------------------------   ---------------------------------------------
                                                   Net        Inv.    Expenses as a
                      Unit                       Assets      Income    % of Average          Total
                    Value ($)        Units         ($)      Ratio %     Net Assets          Return %
                  -------------   ----------   ----------   -------   --------------   ------------------
                   Min     Max                                          Min     Max       Min       Max
Neuberger Berman, continued:
Regency
-------
2012              16.99   16.99        1,103       18,731      0.62     0.75    0.75      14.66     14.66
2011              14.81   14.81        1,121       16,611      0.48     0.75    0.75      (7.19)    (7.19)
2010              15.96   15.96        1,458       23,277      0.31     0.75    0.75      25.24     25.24
2009              12.74   12.74        1,229       15,658      2.27     0.75    0.75      45.47     45.47
2008               8.76    8.76          206        1,805      1.49     0.75    0.75     (42.13)   (42.13)

Rydex:
Nova
----
2012              12.41   12.41       20,567      255,172         -     0.75    0.75      21.33     21.33
2011              10.23   10.23       30,011      306,880      0.06     0.75    0.75      (1.77)    (1.77)
2010              10.41   73.22       43,842      456,398      0.20     0.60    0.75      13.97     19.07
2009               8.45    8.74       61,746      539,647      1.00     0.60    0.75      34.50     34.75
2008               6.27    6.50       49,750      323,256      0.34     0.60    0.75     (54.82)   (54.75)

NASDAQ
------
2012              21.74   21.82       45,203      985,851         -     0.60    0.75      15.90     16.07
2011              18.73   18.82       61,398    1,155,367         -     0.60    0.75       1.40      1.56
2010              18.45   18.56       63,238    1,173,527         -     0.60    0.75      17.60     17.78
2009              15.66   15.79       69,557    1,097,606         -     0.60    0.75      50.87     51.09
2008              10.37   10.46       68,530      716,416      0.16     0.60    0.75     (42.35)   (42.26)

Precious Metals
---------------
2012              12.55   12.84      138,795    1,763,828         -     0.60    0.75      (4.82)    (4.67)
2011              13.19   13.47      123,289    1,634,374      0.07     0.60    0.75     (24.73)   (24.61)
2010              17.52   17.87      129,228    2,273,233         -     0.60    0.75      37.05     37.25
2009              12.78   13.02      134,964    1,730,146         -     0.60    0.75      48.13     48.35
2008               8.63    8.77      153,364    1,324,112         -     0.60    0.75     (39.02)   (38.93)

Inv. S&P 500
------------
2012               2.87    3.15      113,083      356,673         -     0.60    0.75     (17.60)   (17.43)
2011               3.47    3.83      132,017      505,293         -     0.60    0.75      (9.72)    (9.67)
2010               3.84    4.24       64,833      274,734         -     0.60    0.75     (17.58)   (17.45)
2009               4.66    5.15       71,767      368,944         -     0.60    0.75     (28.09)   (27.95)
2008               6.46    7.15       49,839      348,680      0.71     0.60    0.75      38.21     38.45

                               At December 31                     For the Periods Ended December 31
                  ---------------------------------------   ---------------------------------------------
                                                   Net        Inv.    Expenses as a
                      Unit                       Assets      Income    % of Average          Total
                    Value ($)        Units         ($)      Ratio %     Net Assets          Return %
                  -------------   ----------   ----------   -------   --------------   ------------------
                   Min     Max                                          Min     Max       Min       Max
Rydex, continued:
Gov. Long Bond
--------------
2012              25.36   25.80        5,846      150,655      0.73     0.60    0.75       2.25      2.41
2011              24.77   25.23        6,498      163,778      1.86     0.60    0.75      40.46     40.67
2010              17.61   17.97        6,585      118,158      2.11     0.60    0.75       9.32      9.49
2009              16.08   16.43        6,845      112,159      2.30     0.60    0.75     (32.06)   (31.96)
2008              23.63   24.19       19,516      471,506      2.78     0.60    0.75      43.77     43.99

Sector Rotation
---------------
2012              12.15   12.15          101        1,231         -     0.70    0.70       3.70      3.70
2011              11.72   11.72           84          985         -     0.70    0.70      (7.21)    (7.21)
2010              12.63   12.63           74          934         -     0.70    0.70      14.11     14.11
2009                  -       -            -            -         -        -       -          -         -
2008                  -       -            -            -         -        -       -          -         -

Third Avenue:
Value
-----
2012              28.59   29.10      129,996    3,509,861      0.88     0.60    0.75      26.38     26.57
2011              22.62   22.99      128,551    2,847,093      1.70     0.60    0.75     (21.89)   (21.78)
2010              28.96   29.39      155,759    4,395,351      4.03     0.60    0.75      13.22     13.39
2009              25.58   25.92      177,735    4,482,955         -     0.60    0.75      44.27     44.48
2008              17.73   17.94      165,867    2,944,638      0.81     0.60    0.75     (44.08)   (44.00)

Vanguard:
Money Market
------------
2012               1.18    1.49    7,105,978   10,257,213      0.14     0.60    0.75      (0.60)    (0.45)
2011               1.18    1.50    8,333,667   11,900,840      0.16     0.60    0.75      (0.58)    (0.43)
2010               1.19    1.51    6,846,817   10,035,209      0.23     0.60    0.75      (0.51)    (0.36)
2009               1.19    1.52   10,067,804   14,272,595      0.62     0.60    0.75      (0.14)     0.01
2008               1.19    1.52    9,691,221   14,360,456      2.77     0.60    0.75       2.05      2.20

Equity Index
------------
2012              42.79   44.78      391,947   17,461,890      1.89     0.60    0.75      14.99     15.16
2011              37.15   38.94      405,381   15,714,817      1.67     0.60    0.75       1.18      1.33
2010              36.66   38.49      423,078   16,225,054      2.07     0.60    0.75      14.06     14.23
2009              32.10   33.74      454,480   15,291,657      2.73     0.60    0.75      25.50     25.69
2008              25.54   26.89      504,714   13,508,873      2.21     0.60    0.75     (37.41)   (37.31)

                               At December 31                     For the Periods Ended December 31
                  ---------------------------------------   ---------------------------------------------
                                                   Net        Inv.    Expenses as a
                      Unit                       Assets      Income    % of Average          Total
                    Value ($)        Units         ($)      Ratio %     Net Assets          Return %
                  -------------   ----------   ----------   -------   --------------   ------------------
                   Min     Max                                          Min     Max       Min       Max
Vanguard, continued:
Total Bond
----------
2012              18.85   24.67      313,801    7,211,254      2.65     0.60    0.75       3.25      3.40
2011              18.23   23.90      285,916    6,536,877      3.26     0.60    0.75       6.84      7.01
2010              17.04   22.37      313,166    6,700,571      3.48     0.60    0.75       5.71      5.86
2009              16.09   21.16      346,869    7,061,250      4.22     0.60    0.75       5.15      5.31
2008              15.28   20.12      311,758    6,182,510      4.33     0.60    0.75       4.44      4.60

REIT Index
----------
2012              36.43   37.11      139,892    4,685,680      1.92     0.60    0.75      16.58     16.76
2011              31.24   31.78      104,340    3,137,584      1.72     0.60    0.75       7.63      7.79
2010              29.03   29.49      102,333    2,915,115      2.76     0.60    0.75      27.30     27.49
2009              22.80   23.13      102,659    2,297,536      4.87     0.60    0.75      28.18     28.37
2008              17.79   18.02      110,898    1,975,492      3.23     0.60    0.75     (37.72)   (37.62)

Mid-Cap
-------
2012              26.69   27.17      138,335    3,628,143      1.14     0.60    0.75      14.95     15.12
2011              23.22   23.60      145,955    3,338,271      1.03     0.60    0.75      (2.76)    (2.62)
2010              23.88   24.23      152,058    3,620,240      0.87     0.60    0.75      24.44     24.62
2009              19.19   19.44      137,387    2,631,754      1.82     0.60    0.75      39.33     39.54
2008              13.78   13.94      162,684    2,247,477      1.62     0.60    0.75     (42.25)   (42.16)

Stock Market Index
------------------
2012              37.41   37.86      103,693    3,817,991      1.58     0.60    0.75      15.46     15.63
2011              32.40   32.74      105,609    3,394,558      1.31     0.60    0.75       0.08      0.23
2010              32.38   32.67       97,461    3,137,035      1.80     0.60    0.75      16.24     16.41
2009              27.85   28.06       73,762    2,050,430      1.92     0.60    0.75      27.30     27.49
2008              21.88   22.01       74,186    1,624,030      1.47     0.60    0.75     (37.75)   (37.66)

Equity Income
-------------
2012              34.13   40.99      171,021    6,721,904      2.42     0.60    0.75      12.55     12.72
2011              30.28   36.42      174,241    6,041,106      2.32     0.60    0.75       9.45      9.61
2010              27.62   33.28      171,239    5,483,891      2.89     0.60    0.75      13.86     14.03
2009              24.23   29.23      168,971    4,792,655      4.97     0.60    0.75      15.90     16.08
2008              20.87   25.22      167,243    4,167,054      3.52     0.60    0.75     (31.43)   (31.33)

Growth
------
2012              16.08   23.41      280,351    6,424,990      0.45     0.60    0.75      17.54     17.72
2011              13.66   19.92      325,600    6,361,720      0.64     0.60    0.75      (1.56)    (1.43)
2010              13.86   20.23      341,176    6,795,346      0.73     0.60    0.75      10.98     11.15
2009              12.47   18.23      352,959    6,335,935      1.00     0.60    0.75      34.05     34.25
2008               9.29   13.60      377,855    5,076,331      0.83     0.60    0.75     (38.18)   (38.09)

                               At December 31                     For the Periods Ended December 31
                  ---------------------------------------   ---------------------------------------------
                                                   Net        Inv.    Expenses as a
                      Unit                       Assets      Income    % of Average          Total
                    Value ($)        Units         ($)      Ratio %     Net Assets          Return %
                  -------------   ----------   ----------   -------   --------------   ------------------
                   Min     Max                                          Min     Max       Min       Max
Vanguard, continued:
Balanced
--------
2012              22.99   48.23      127,447    6,086,223      2.91     0.70    0.75      11.72     11.77
2011              20.57   43.17      129,526    5,558,470      2.61     0.70    0.75       2.93      2.98
2010              19.97   41.94      127,186    5,310,747      2.99     0.70    0.75      10.19     10.24
2009              18.12   38.06      142,645    5,403,641      4.24     0.70    0.75      21.99     28.43
2008              31.20   31.20      141,289    4,408,669      3.48     0.75    0.75     (23.15)   (23.15)

High Yield Bond
---------------
2012              16.44   23.76      133,628    2,687,237      5.30     0.60    0.75      13.44     13.61
2011              14.47   20.95      109,765    2,079,606      7.29     0.60    0.75       6.14      6.30
2010              13.61   19.74      105,307    1,976,527      6.49     0.60    0.75      11.27     11.44
2009              12.22   17.74      105,957    1,806,910      5.99     0.60    0.75      37.82     38.02
2008               8.85   12.87      106,591    1,341,873      8.40     0.60    0.75     (22.53)   (22.42)

International
-------------
2012              25.24   29.71      354,919   10,253,294      2.08     0.60    0.75      19.24     19.42
2011              21.14   24.91      389,247    9,497,171      1.59     0.60    0.75     (14.17)   (14.05)
2010              24.59   29.03      406,254   11,547,736      1.61     0.60    0.75      14.86     15.03
2009              21.38   25.27      441,095   11,021,690      3.89     0.60    0.75      41.72     41.93
2008              15.06   17.83      531,780    9,321,643      2.66     0.60    0.75     (45.33)   (45.25)

Diversified
-----------
2012              18.90   19.27      156,512    2,937,936      2.30     0.60    0.75      15.63     15.80
2011              16.35   16.64      160,304    2,607,988      2.10     0.60    0.75       3.25      3.30
2010              15.83   16.11      182,123    2,873,952      2.48     0.60    0.75       8.52      8.68
2009              14.59   14.82      194,274    2,828,976      4.09     0.60    0.75      25.98     26.17
2008              11.58   11.75      193,416    2,242,810      2.94     0.60    0.75     (36.62)   (36.53)

Small Company Growth
--------------------
2012              29.75   40.35      199,220    7,694,122      0.23     0.60    0.75      13.79     13.96
2011              26.10   35.46      197,897    6,694,318      0.19     0.60    0.75       0.61      0.76
2010              25.91   35.24      218,382    7,347,307      0.34     0.60    0.75      30.81     31.00
2009              19.78   26.94      215,453    5,607,084      1.08     0.60    0.75      38.34     38.55
2008              14.27   19.48      225,100    4,240,490      0.69     0.60    0.75     (39.92)   (39.83)

                             At December 31                  For the Periods Ended December 31
                  -----------------------------------   -------------------------------------------
                                               Net        Inv.    Expenses as a
                      Unit                    Assets     Income   % of Average          Total
                    Value ($)      Units       ($)      Ratio %    Net Assets          Return %
                  -------------   -------   ---------   -------   -------------   -----------------
                   Min     Max                                     Min      Max      Min       Max
Wells Fargo:
Discovery
---------
2012              23.75   25.12    14,231     338,392         -   0.60     0.75      9.52     16.85
2011              20.32   20.71    12,624     256,912         -   0.60     0.75     (0.32)    (0.18)
2010              20.39   20.75    21,329     435,212         -   0.60     0.75     34.53     34.73
2009              15.15   15.40    16,766     254,470         -   0.60     0.75     39.26     39.47
2008              10.88   11.04    19,026     207,323         -   0.60     0.75    (44.77)   (44.69)

Opportunity
-----------
2012              33.37   38.64     8,985     339,927      0.10   0.60     0.75     14.66     14.83
2011              29.06   33.70     8,619     284,291      0.13   0.60     0.75     (6.22)    (6.08)
2010              30.95   35.94    10,960     387,484      0.76   0.60     0.75     22.83     23.02
2009              25.16   29.26    12,247     353,070         -   0.60     0.75     46.64     46.85
2008              17.13   19.95    13,386     264,072      1.91   0.60     0.75    (40.55)   (40.46)

American Century:
Mid Cap
-------
2012              16.15   16.94    10,651     179,917      2.07   0.60     0.75     15.46     15.63
2011              13.97   14.67     9,759     142,754      1.04   0.60     0.75     (3.23)    (1.24)
2010              14.86   14.93     9,715     144,422      2.86   0.60     0.75     18.37     18.55
2009              12.55   12.60     5,556      69,804      4.51   0.60     0.75     28.98     29.17
2008               9.73    9.75     7,680      74,744         -   0.60     0.75    (24.97)   (21.92)

International
-------------
2012               9.26    9.26     2,294      21,255      0.98   0.75     0.75     20.25     20.25
2011               7.70    7.70     3,430      26,425      1.84   0.75     0.75    (12.70)   (12.70)
2010               8.56    8.82     8,548      75,430      2.48   0.60     0.75      2.79     12.45
2009               7.72    7.85     7,861      61,621      0.52   0.60     0.75      5.99     32.77
2008               5.91    5.91     1,173       6,934         -   0.75     0.75    (43.87)   (43.87)

Franklin Templeton:
Global Inc.
-----------
2012              25.79   26.56    40,899   1,071,818      5.90   0.60     0.75     14.20     14.38
2011              22.55   23.26    36,951     852,003      5.08   0.60     0.75     (1.62)    (1.46)
2010              22.88   23.64    25,465     597,880      1.38   0.60     0.75     13.59     13.77
2009              20.11   20.81    22,547     465,450     13.42   0.60     0.75     17.80     17.97
2008              17.05   17.67     6,049     106,242      1.38   0.60     0.75      0.51      4.16

                             At December 31                  For the Periods Ended December 31
                  -----------------------------------   -------------------------------------------
                                                Net       Inv.    Expenses as a
                      Unit                     Assets    Income   % of Average          Total
                    Value ($)      Units        ($)     Ratio %    Net Assets          Return %
                  -------------   -------   ---------   -------   -------------   -----------------
                   Min     Max                                     Min      Max      Min       Max
MFS:
Utilities IC
------------
2012              32.36   32.69    11,033     358,480     10.83    0.60    0.75     12.63     12.80
2011              28.73   28.98     7,553     217,411      2.34    0.60    0.75      5.99      6.15
2010              27.11   27.30     8,575     233,058      2.55    0.60    0.75     12.96     13.13
2009              24.00   24.13     5,310     127,493      4.15    0.60    0.75     32.22     32.43
2008              18.15   18.22     1,777      32,272         -    0.60    0.75    (37.35)    (1.33)

Research
--------
2012              12.86   12.95    15,891     205,471      1.97    0.60    0.75     15.82     16.00
2011              11.09   11.18    17,820     198,918      1.22    0.60    0.75    (11.54)   (11.42)
2010              12.52   12.64    26,497     334,361      1.78    0.60    0.75      9.98     10.15
2009              11.36   11.50    37,769     433,649      0.26    0.60    0.75     22.07     29.88
2008               8.85    8.85     3,827      33,876         -    0.75    0.75    (41.19)   (41.19)

Summit:
Natural
-------
2012              51.05   51.64    16,977     869,128      0.02    0.60    0.75      4.11      4.27
2011              49.04   49.52    18,247     896,092      0.31    0.60    0.75    (10.80)   (10.67)
2010              54.97   55.44    16,514     908,869      0.48    0.60    0.75     16.34     16.52
2009              47.25   47.58     8,392     397,296      0.39    0.60    0.75     30.10     36.62
2008              36.32   36.41     2,689      97,663      0.23    0.60    0.75    (47.28)     0.85

Zenith
------
2012              77.84   77.94     3,177     247,325      1.88    0.60    0.75     16.10     16.17
2011              67.00   67.13     3,187     213,543      2.05    0.60    0.75     (2.45)    (2.41)
2010              68.66   68.82     3,477     238,739      1.32    0.60    0.75     10.77     10.84
2009              61.99   62.08     4,714     292,359      2.09    0.60    0.75     24.47     24.66
2008              49.80   49.81     5,308     264,336      0.52    0.60    0.75      2.81      2.82

EAFE Intl.
----------
2012              75.93   76.51     3,429     261,414      2.47    0.60    0.75     16.44     16.62
2011              65.21   65.61     2,218     144,647      2.71    0.60    0.75    (13.36)   (13.05)
2010              75.27   75.46     1,651     124,284      1.30    0.60    0.75      7.75      8.01
2009                  -       -         -           -         -       -       -         -         -
2008                  -       -         -           -         -       -       -         -         -

                             At December 31                  For the Periods Ended December 31
                  -----------------------------------   -------------------------------------------
                                               Net        Inv.    Expenses as a
                      Unit                    Assets     Income   % of Average          Total
                    Value ($)      Units       ($)      Ratio %    Net Assets          Return %
                  -------------   -------   ---------   -------   -------------   -----------------
                   Min     Max                                     Min      Max      Min       Max
Summit, continued:
S&P MidCap
----------
2012              77.72   77.72       538      41,849      1.02    0.60    0.60     16.60     16.60
2011              66.65   66.65       496      33,092      0.72    0.60    0.60     (2.82)    (2.82)
2010              68.59   68.59     2,699     185,141      0.77    0.60    0.60     10.53     10.53
2009                  -       -         -           -         -       -       -         -         -
2008                  -       -         -           -         -       -       -         -         -

T. Rowe:
Blue Chip
---------
2012              13.03   13.13    83,752   1,093,821      0.15    0.60    0.75     17.38     17.55
2011              11.10   11.17    75,852     843,660         -    0.60    0.75      0.81      0.91
2010              11.01   11.07    76,514     843,920         -    0.60    0.75     15.52     15.70
2009               9.53    9.57    71,820     685,312         -    0.60    0.75     41.12     41.34
2008               6.76    6.77    40,092     270,925      0.16    0.60    0.75    (39.24)   (38.15)

Morgan Stanley:
Emerging Markets
----------------
2012              20.16   20.33    98,534   1,877,355         -    0.60    0.75     19.05     19.23
2011              16.94   17.05   115,039   1,877,587      0.40    0.60    0.75    (18.82)   (18.70)
2010              20.86   20.97   115,130   2,383,084      0.56    0.60    0.75     18.14     18.31
2009              17.66   17.73    83,791   1,469,689         -    0.60    0.75     68.58     68.83
2008              10.47   10.50    18,588     194,745         -    0.60    0.75    (54.16)   (50.69)

Pimco:
Commodity
---------
2012              11.62   11.63    44,643     520,944      2.76    0.60    0.75      4.60      4.76
2011              11.09   11.11    48,741     543,198     14.06    0.60    0.75     (8.25)    (8.11)
2010              12.07   12.11    37,666     456,226     15.32    0.60    0.75     23.60     23.78
2009               9.75    9.80    22,290     218,132      7.39    0.60    0.75     20.20     34.08
2008                  -       -         -           -         -       -       -         -         -

Total Return
------------
2012              13.73   13.75   163,278   2,245,352      2.57    0.60    0.75      8.78      8.94
2011              12.61   12.64   133,547   1,687,412      2.64    0.60    0.75      2.83      2.99
2010              12.24   12.30   112,427   1,380,919      2.41    0.60    0.75      7.30      7.46
2009              11.39   11.46    62,414     713,363      2.75    0.60    0.75      7.27      9.24
2008                  -       -         -           -         -       -       -         -         -

                             At December 31                  For the Periods Ended December 31
                  -----------------------------------   -------------------------------------------
                                                Net       Inv.    Expenses as a
                      Unit                     Assets    Income   % of Average          Total
                    Value ($)      Units        ($)     Ratio %    Net Assets          Return %
                  -------------   -------   ---------   -------   -------------   -----------------
                   Min     Max                                     Min      Max      Min       Max
DFA:
Bond
----
2012                  -       -         -           -         -       -       -         -        -
2011                  -       -         -           -         -       -       -         -        -
2010                  -       -         -           -         -       -       -         -        -
2009                  -       -         -           -         -       -       -         -        -
2008                  -       -         -           -         -       -       -         -        -

Small
-----
2012              11.31   11.31       433       4,897      0.83    0.70    0.70     18.58    18.58
2011               9.54    9.54     2,276      21,704      5.54    0.70    0.70    (18.62)  (18.62)
2010                  -       -         -           -         -       -       -         -        -
2009                  -       -         -           -         -       -       -         -        -
2008                  -       -         -           -         -       -       -         -        -

Value
-----
2012              11.77   11.77     3,922      46,157      3.73    0.70    0.70     16.17    16.17
2011              10.13   10.13     2,816      28,529      6.62    0.70    0.70    (22.41)  (22.41)
2010                  -       -         -           -         -       -       -         -        -
2009                  -       -         -           -         -       -       -         -        -
2008                  -       -         -           -         -       -       -         -        -

Fixed
-----
2012              10.18   10.18       271       2,758      0.04    0.70    0.70      0.21     0.21
2011              10.17   10.17       174       1,767      0.51    0.70    0.70     (0.33)   (0.33)
2010                  -       -         -           -         -       -       -         -        -
2009                  -       -         -           -         -       -       -         -        -
2008                  -       -         -           -         -       -       -         -        -

Large
-----
2012              17.53   17.53     9,425     165,208      0.01    0.70    0.70     12.19    12.19
2011                  -       -         -           -         -       -       -         -        -
2010                  -       -         -           -         -       -       -         -        -
2009                  -       -         -           -         -       -       -         -        -
2008                  -       -         -           -         -       -       -         -        -

                             At December 31                  For the Periods Ended December 31
                  -----------------------------------   -------------------------------------------
                                               Net        Inv.    Expenses as a
                      Unit                    Assets     Income   % of Average          Total
                    Value ($)      Units       ($)      Ratio %    Net Assets          Return %
                  -------------   -------   ---------   -------   -------------   -----------------
                   Min     Max                                     Min      Max      Min       Max
DFA, continued:
Targeted
--------
2012              13.18   13.18       156       2,058      0.35   0.70     0.70     10.36     10.36
2011                  -       -         -           -         -      -        -         -         -
2010                  -       -         -           -         -      -        -         -         -
2009                  -       -         -           -         -      -        -         -         -
2008                  -       -         -           -         -      -        -         -         -

6. CHANGES IN UNITS OUTSTANDING

      The change in units outstanding for the periods ended December 31, were as follows:

                                                 2012               2011
                                           ---------------    ---------------
      Calvert:
      Balanced
      --------
      Units issued                                 142,785            121,963
      Units redeemed                              (126,486)          (103,636)
                                           ---------------    ---------------
      Net increase(decrease)                        16,299             18,327
                                           ===============    ===============

      Mid Cap
      -------
      Units issued                                       -                314
      Units redeemed                                  (733)              (693)
                                           ---------------    ---------------
      Net increase(decrease)                          (733)              (379)
                                           ===============    ===============

      Social Equity
      -------------
      Units issued                                     803                849
      Units redeemed                                   (54)               (54)
                                           ---------------    ---------------
      Net increase(decrease)                           749                795
                                           ===============    ===============

      Small Cap
      ---------
      Units issued                                      36              5,294
      Units redeemed                                (1,539)            (3,745)
                                           ---------------    ---------------
      Net increase(decrease)                        (1,503)             1,549
                                           ===============    ===============

      Core Strategies
      ---------------
      Units issued                                  38,127             81,522
      Units redeemed                               (49,703)           (87,667)
                                           ---------------    ---------------
      Net increase(decrease)                       (11,576)            (6,145)
                                           ===============    ===============

                                                 2012               2011
                                           ---------------    ---------------
      Scudder:
      Equity 500
      ----------
      Units issued                                     294                555
      Units redeemed                                   (90)               (83)
                                           ---------------    ---------------
      Net increase(decrease)                           204                472
                                           ===============    ===============

      Small Cap
      ---------
      Units issued                                  16,940              8,747
      Units redeemed                               (11,839)           (15,954)
                                           ---------------    ---------------
      Net increase(decrease)                         5,101             (7,207)
                                           ===============    ===============

      Mid Value
      ---------
      Units issued                                  55,873             41,545
      Units redeemed                               (65,250)           (33,056)
                                           ---------------    ---------------
      Net increase(decrease)                        (9,377)             8,489
                                           ===============    ===============

      Global
      ------
      Units issued                                  55,245             40,103
      Units redeemed                               (55,147)           (49,726)
                                           ---------------    ---------------
      Net increase(decrease)                            98             (9,623)
                                           ===============    ===============

      Growth
      ------
      Units issued                                   2,841              4,188
      Units redeemed                                  (780)            (3,275)
                                           ---------------    ---------------
      Net increase(decrease)                         2,061                913
                                           ===============    ===============

      Fidelity:
      Contrafund IC
      -------------
      Units issued                                  33,917             45,865
      Units redeemed                               (47,079)           (49,500)
                                           ---------------    ---------------
      Net increase(decrease)                       (13,162)            (3,635)
                                           ===============    ===============

      Contrafund SC
      -------------
      Units issued                                  14,634             29,255
      Units redeemed                               (22,441)           (26,583)
                                           ---------------    ---------------
      Net increase(decrease)                        (7,807)             2,672
                                           ===============    ===============

      High Income SC
      --------------
      Units issued                                  15,504              5,551
      Units redeemed                               (20,053)            (4,443)
                                           ---------------    ---------------
      Net increase(decrease)                        (4,549)             1,108
                                           ===============    ===============

                                                 2012               2011
                                           ---------------    ---------------
      Fidelity, continued:
      Inv. Grade Bond IC
      ------------------
      Units issued                                 118,731            103,240
      Units redeemed                              (130,377)           (80,663)
                                           ---------------    ---------------
      Net increase(decrease)                       (11,646)            22,577
                                           ===============    ===============

      Mid Cap SC
      ----------
      Units issued                                  40,157             63,103
      Units redeemed                               (48,337)           (73,012)
                                           ---------------    ---------------
      Net increase(decrease)                        (8,180)            (9,909)
                                           ===============    ===============

      Overseas IC
      -----------
      Units issued                                  17,285             26,596
      Units redeemed                               (20,163)           (27,982)
                                           ---------------    ---------------
      Net increase(decrease)                        (2,878)            (1,386)
                                           ===============    ===============

      Strategic IC
      ------------
      Units issued                                 107,293             76,844
      Units redeemed                               (70,068)           (57,774)
                                           ---------------    ---------------
      Net increase(decrease)                        37,225             19,070
                                           ===============    ===============

      Equity Inc. IC
      --------------
      Units issued                                  34,503             22,838
      Units redeemed                               (41,755)           (17,463)
                                           ---------------    ---------------
      Net increase(decrease)                        (7,252)             5,375
                                           ===============    ===============

      High Income IC
      --------------
      Units issued                                 116,102             67,142
      Units redeemed                               (98,481)           (60,431)
                                           ---------------    ---------------
      Net increase(decrease)                        17,621              6,711
                                           ===============    ===============

      Mid Cap IC
      ----------
      Units issued                                  15,191              4,850
      Units redeemed                               (14,643)            (5,583)
                                           ---------------    ---------------
      Net increase(decrease)                           548               (733)
                                           ===============    ===============

      AIM:
      Dividend
      --------
      Units issued                                  14,218             22,075
      Units redeemed                               (12,866)            (8,397)
                                           ---------------    ---------------
      Net increase(decrease)                         1,352             13,678
                                           ===============    ===============

                                                 2012               2011
                                           ---------------    ---------------
      AIM, continued:
      Health
      ------
      Units issued                                   4,759              9,960
      Units redeemed                                (2,707)            (6,708)
                                           ---------------    ---------------
      Net increase(decrease)                         2,052              3,252
                                           ===============    ===============

      Technology
      ----------
      Units issued                                   7,991             20,125
      Units redeemed                               (15,624)           (25,007)
                                           ---------------    ---------------
      Net increase(decrease)                        (7,633)            (4,882)
                                           ===============    ===============

      Intl. Growth
      ------------
      Units issued                                  52,705             26,029
      Units redeemed                               (50,802)           (17,951)
                                           ---------------    ---------------
      Net increase(decrease)                         1,903              8,078
                                           ===============    ===============

      Franchise
      ---------
      Units issued                                     696              2,626
      Units redeemed                                  (161)            (2,226)
                                           ---------------    ---------------
      Net increase(decrease)                           535                400
                                           ===============    ===============

      Janus:
      Growth
      ------
      Units issued                                       -                184
      Units redeemed                                  (317)              (902)
                                           ---------------    ---------------
      Net increase(decrease)                          (317)              (718)
                                           ===============    ===============

      Neuberger Berman:
      Balanced
      --------
      Units issued                                   8,237              7,746
      Units redeemed                               (22,924)            (7,188)
                                           ---------------    ---------------
      Net increase(decrease)                       (14,687)               558
                                           ===============    ===============

      Growth
      ------
      Units issued                                   3,262              5,775
      Units redeemed                                (5,943)            (8,389)
                                           ---------------    ---------------
      Net increase(decrease)                        (2,681)            (2,614)
                                           ===============    ===============

      Guardian
      --------
      Units issued                                      51                421
      Units redeemed                                   (23)               (16)
                                           ---------------    ---------------
      Net increase(decrease)                            28                405
                                           ===============    ===============

                                                 2012               2011
                                           ---------------    ---------------
      Neuberger Berman, continued:
      Bond
      ----
      Units issued                                  23,636             28,173
      Units redeemed                               (26,680)           (13,384)
                                           ---------------    ---------------
      Net increase(decrease)                        (3,044)            14,789
                                           ===============    ===============

      Mid-Cap
      -------
      Units issued                                      60                 66
      Units redeemed                                   (78)               (71)
                                           ---------------    ---------------
      Net increase(decrease)                           (18)                (5)
                                           ===============    ===============

      Partners
      --------
      Units issued                                  16,693             22,336
      Units redeemed                               (37,141)           (32,733)
                                           ---------------    ---------------
      Net increase(decrease)                       (20,448)           (10,397)
                                           ===============    ===============

      Regency
      -------
      Units issued                                     657              1,471
      Units redeemed                                  (675)            (1,808)
                                           ---------------    ---------------
      Net increase(decrease)                           (18)              (337)
                                           ===============    ===============

      Rydex:
      Nova
      ----
      Units issued                                  93,557            275,679
      Units redeemed                              (103,001)          (289,510)
                                           ---------------    ---------------
      Net increase(decrease)                        (9,444)           (13,831)
                                           ===============    ===============

      NASDAQ
      ------
      Units issued                                  60,724            163,759
      Units redeemed                               (76,919)          (165,599)
                                           ---------------    ---------------
      Net increase(decrease)                       (16,195)            (1,840)
                                           ===============    ===============

      Precious Metals
      ---------------
      Units issued                                 124,792            140,080
      Units redeemed                              (109,286)          (146,019)
                                           ---------------    ---------------
      Net increase(decrease)                        15,506             (5,939)
                                           ===============    ===============

      Inv. S&P 500
      ------------
      Units issued                                 216,684            270,428
      Units redeemed                              (235,618)          (203,244)
                                           ---------------    ---------------
      Net increase(decrease)                       (18,934)            67,184
                                           ===============    ===============

                                                 2012               2011
                                           ---------------    ---------------
      Rydex, continued:
      Gov. Long Bond
      --------------
      Units issued                                  11,689             12,568
      Units redeemed                               (12,341)           (12,655)
                                           ---------------    ---------------
      Net increase(decrease)                          (652)               (87)
                                           ===============    ===============

      Sector Rotation
      ---------------
      Units issued                                      29                 21
      Units redeemed                                   (12)               (11)
                                           ---------------    ---------------
      Net increase(decrease)                            17                 10
                                           ===============    ===============

      Third Avenue:
      Value
      -----
      Units issued                                 135,636            101,777
      Units redeemed                              (134,191)          (128,985)
                                           ---------------    ---------------
      Net increase(decrease)                         1,445            (27,208)
                                           ===============    ===============

      Vanguard:
      Money Market
      ------------
      Units issued                               7,944,364         16,563,939
      Units redeemed                            (9,172,053)       (15,077,089)
                                           ---------------    ---------------
      Net increase(decrease)                    (1,227,689)         1,486,850
                                           ===============    ===============

      Equity Index
      ------------
      Units issued                                 140,663            197,254
      Units redeemed                              (154,097)          (214,951)
                                           ---------------    ---------------
      Net increase(decrease)                       (13,434)           (17,697)
                                           ===============    ===============

      Total Bond
      ----------
      Units issued                                 171,587            168,150
      Units redeemed                              (143,702)          (195,400)
                                           ---------------    ---------------
      Net increase(decrease)                        27,885            (27,250)
                                           ===============    ===============

      REIT Index
      ----------
      Units issued                                 152,840            106,484
      Units redeemed                              (117,288)          (104,477)
                                           ---------------    ---------------
      Net increase(decrease)                        35,552              2,007
                                           ===============    ===============

      Mid-Cap
      -------
      Units issued                                 101,365            111,555
      Units redeemed                              (108,985)          (117,658)
                                           ---------------    ---------------
      Net increase(decrease)                        (7,620)            (6,103)
                                           ===============    ===============

                                                 2012               2011
                                           ---------------    ---------------
      Vanguard, continued:
      Stock Market Index
      ------------------
      Units issued                                  94,004            102,886
      Units redeemed                               (95,920)           (94,738)
                                           ---------------    ---------------
      Net increase(decrease)                        (1,916)             8,148
                                           ===============    ===============

      Equity Income
      -------------
      Units issued                                  73,420             62,181
      Units redeemed                               (76,640)           (59,179)
                                           ---------------    ---------------
      Net increase(decrease)                        (3,220)             3,002
                                           ===============    ===============

      Growth
      ------
      Units issued                                  76,535             96,811
      Units redeemed                              (121,784)          (112,387)
                                           ---------------    ---------------
      Net increase(decrease)                       (45,249)           (15,576)
                                           ===============    ===============

      Balanced
      --------
      Units issued                                  44,899             33,579
      Units redeemed                               (46,978)           (31,239)
                                           ---------------    ---------------
      Net increase(decrease)                        (2,079)             2,340
                                           ===============    ===============

      High Yield Bond
      ---------------
      Units issued                                  83,196             66,595
      Units redeemed                               (59,333)           (62,137)
                                           ---------------    ---------------
      Net increase(decrease)                        23,863              4,458
                                           ===============    ===============

      International
      -------------
      Units issued                                 302,831            275,993
      Units redeemed                              (337,159)          (293,000)
                                           ---------------    ---------------
      Net increase(decrease)                       (34,328)           (17,007)
                                           ===============    ===============

      Diversified
      -----------
      Units issued                                 152,775            166,548
      Units redeemed                              (156,567)          (188,367)
                                           ---------------    ---------------
      Net increase(decrease)                        (3,792)           (21,819)
                                           ===============    ===============

      Small Company Growth
      --------------------
      Units issued                                 131,958            161,738
      Units redeemed                              (130,635)          (182,223)
                                           ---------------    ---------------
      Net increase(decrease)                         1,323            (20,485)
                                           ===============    ===============

                                                 2012               2011
                                           ---------------    ---------------
      Wells Fargo:
      Discovery
      ---------
      Units issued                                  18,034             13,651
      Units redeemed                               (16,427)           (22,356)
                                           ---------------    ---------------
      Net increase(decrease)                         1,607             (8,705)
                                           ===============    ===============

      Opportunity
      -----------
      Units issued                                   4,553              1,808
      Units redeemed                                (4,187)            (4,149)
                                           ---------------    ---------------
      Net increase(decrease)                           366             (2,341)
                                           ===============    ===============

      American Century:
      Mid Cap
      -------
      Units issued                                   3,167             43,028
      Units redeemed                                (2,275)           (42,984)
                                           ---------------    ---------------
      Net increase(decrease)                           892                 44
                                           ===============    ===============

      International
      -------------
      Units issued                                   2,000              2,766
      Units redeemed                                (3,136)            (7,884)
                                           ---------------    ---------------
      Net increase(decrease)                        (1,136)            (5,118)
                                           ===============    ===============

      Franklin Templeton:
      Global Inc.
      -----------
      Units issued                                  54,106             32,638
      Units redeemed                               (50,158)           (21,152)
                                           ---------------    ---------------
      Net increase(decrease)                         3,948             11,486
                                           ===============    ===============

      MFS:
      Utilities IC
      ------------
      Units issued                                  32,477             17,743
      Units redeemed                               (28,997)           (18,765)
                                           ---------------    ---------------
      Net increase(decrease)                         3,480             (1,022)
                                           ===============    ===============

      Research
      --------
      Units issued                                  28,403             68,160
      Units redeemed                               (30,332)           (76,837)
                                           ---------------    ---------------
      Net increase(decrease)                        (1,929)            (8,677)
                                           ===============    ===============

      Summit:
      Natural
      -------
      Units issued                                  24,467             21,819
      Units redeemed                               (25,737)           (20,086)
                                           ---------------    ---------------
      Net increase(decrease)                        (1,270)             1,733
                                           ===============    ===============

                                                 2012               2011
                                           ---------------    ---------------
      Summit, continued:
      Zenith
      ------
      Units issued                                     910              1,174
      Units redeemed                                  (920)            (1,464)
                                           ---------------    ---------------
      Net increase(decrease)                           (10)              (290)
                                           ===============    ===============

      EAFE Intl.
      ----------
      Units issued                                   2,839              1,068
      Units redeemed                                (1,628)              (501)
                                           ---------------    ---------------
      Net increase(decrease)                         1,211                567
                                           ===============    ===============

      S&P MidCap
      ----------
      Units issued                                      44                 43
      Units redeemed                                    (2)            (2,246)
                                           ---------------    ---------------
      Net increase(decrease)                            42             (2,203)
                                           ===============    ===============

      T. Rowe:
      Blue Chip
      ---------
      Units issued                                 132,017            136,354
      Units redeemed                              (124,117)          (137,016)
                                           ---------------    ---------------
      Net increase(decrease)                         7,900               (662)
                                           ===============    ===============

      Morgan Stanley:
      Emerging Markets
      ----------------
      Units issued                                 151,529            108,013
      Units redeemed                              (168,034)          (108,104)
                                           ---------------    ---------------
      Net increase(decrease)                       (16,505)               (91)
                                           ===============    ===============

      Pimco:
      Commodity
      ---------
      Units issued                                  54,479             37,632
      Units redeemed                               (58,577)           (26,557)
                                           ---------------    ---------------
      Net increase(decrease)                        (4,098)            11,075
                                           ===============    ===============

      Total Return
      ------------
      Units issued                                 289,588            247,416
      Units redeemed                              (259,857)          (226,296)
                                           ---------------    ---------------
      Net increase(decrease)                        29,731             21,120
                                           ===============    ===============

      DFA:
      Bond
      ----
      Units issued                                       -                  -
      Units redeemed                                     -                  -
                                           ---------------    ---------------
      Net increase(decrease)                             -                  -
                                           ===============    ===============

                                                 2012               2011
                                           ---------------    ---------------
      DFA, continued:
      Small
      -----
      Units issued                                   4,202              5,187
      Units redeemed                                (6,045)            (2,911)
                                           ---------------    ---------------
      Net increase(decrease)                        (1,843)             2,276
                                           ===============    ===============

      Value
      -----
      Units issued                                  15,196              6,448
      Units redeemed                               (14,090)            (3,632)
                                           ---------------    ---------------
      Net increase(decrease)                         1,106              2,816
                                           ===============    ===============

      Fixed
      -----
      Units issued                                  10,272                432
      Units redeemed                               (10,175)              (258)
                                           ---------------    ---------------
      Net increase(decrease)                            97                174
                                           ===============    ===============

      Large
      -----
      Units issued                                  13,900                  -
      Units redeemed                                (4,475)                 -
                                           ---------------    ---------------
      Net increase(decrease)                         9,425                  -
                                           ===============    ===============

      Targeted
      --------
      Units issued                                   2,845                  -
      Units redeemed                                (2,689)                 -
                                           ---------------    ---------------
      Net increase(decrease)                           156                  -
                                           ===============    ===============

INDEPENDENT AUDITORS' REPORT


To the Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the accompanying statutory basis financial statements of Ameritas Life Insurance Corp. (the "Company"), a wholly-owned subsidiary of Ameritas Holding Company, which is a wholly-owned subsidiary of Ameritas Mutual Holding Company, which comprise the balance sheets - statutory basis as of December 31, 2012 and 2011, and the related summary of operations and changes in capital and surplus - statutory basis and statements of cash flows - statutory basis for each of the three years in the period ended December 31, 2012, and the related notes to the statutory basis financial statements.

Management's Responsibility for the Statutory Basis Financial Statements

Management is responsible for the preparation and fair presentation of these statutory basis financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on these statutory basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory basis financial statements. The procedures performed depend on the auditor's judgment, including the assessment of the risks of material misstatement of the statutory basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the statutory basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of the accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory basis financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory basis financial statements, the statutory basis financial statements are prepared by Ameritas Life Insurance Corp. using the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Insurance Department of the State of Nebraska.

The effects on the statutory basis financial statements of the variances between the statutory basis of accounting described in Note 1 to the statutory basis financial statements and accounting principles generally accepted in the United States of America are described in Note 20.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America paragraph, the statutory basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of Ameritas Life Insurance Corp. as of December 31, 2012 and 2011, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2012.

Opinion on Statutory Basis of Accounting

In our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of Ameritas Life Insurance Corp. as of December 31, 2012 and 2011, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2012, in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska as described in Note 1 to the statutory basis financial statements.

/s/ Deloitte & Touche LLP

Omaha, Nebraska
March 28, 2013

                                              AMERITAS LIFE INSURANCE CORP.
                                             Balance Sheets - Statutory Basis
                                               (in thousands, except shares)

                                                                                           December 31
                                                                                ---------------------------------
               ADMITTED ASSETS                                                        2012             2011
                                                                                ---------------- ----------------
Bonds                                                                           $     1,692,490  $     1,665,427
Preferred stocks                                                                          8,039           11,481
Common stocks                                                                         1,041,799        1,022,490
Mortgage loans                                                                          569,496          415,493
Real estate:
 Properties occupied by the company                                                      22,684           23,722
 Properties held for the production of income                                            29,962           29,063
 Properties held for sale                                                                   697                -
Cash, cash equivalents, and short-term investments                                       76,332          119,360
Loans on insurance contracts                                                             97,236           94,304
Other investments                                                                       100,495          102,816
                                                                                ---------------- ----------------
     Total Cash and Invested Assets                                                   3,639,230        3,484,156

Investment income due and accrued                                                        24,300           24,558
Deferred and uncollected premiums                                                        35,531           23,294
Federal income tax recoverable - affiliates                                              10,165           19,340
Net deferred income tax asset                                                            37,498           27,574
Other admitted assets                                                                    29,185           26,663
Separate account assets                                                               4,222,023        3,672,752
                                                                                ---------------- ----------------
     Total Admitted Assets                                                      $     7,997,932  $     7,278,337
                                                                                ================ ================

               LIABILITIES, CAPITAL AND SURPLUS
Reserves for life, accident and health policies                                 $     2,042,509  $     1,837,390
Deposit-type funds                                                                      210,599          205,982
Reserves for unpaid claims                                                               42,865           40,210
Dividends payable to policyholders                                                        8,471            8,440
Interest maintenance reserve                                                              8,538            4,525
Accrued commissions, expenses and insurance taxes                                        55,813           47,393
Accrued separate account transfers                                                      (63,367)         (64,430)
Asset valuation reserve                                                                  64,266           52,001
Borrowed money                                                                              314                -
Other liabilities                                                                       107,484          124,926
Separate account liabilities                                                          4,222,023        3,672,752
                                                                                ---------------- ----------------
     Total Liabilities                                                                6,699,515        5,929,189
                                                                                ---------------- ----------------

Common stock, par value $0.10 per share; 25,000,000 shares authorized, issued
 and outstanding                                                                          2,500            2,500
Additional paid in capital                                                              457,438          457,438
Special surplus - additional deferred tax asset                                               -            9,895
Unassigned surplus                                                                      838,479          879,315
                                                                                ---------------- ----------------
     Total Capital and Surplus                                                        1,298,417        1,349,148
                                                                                ---------------- ----------------
     Total Liabilities, Capital and Surplus                                     $     7,997,932  $     7,278,337
                                                                                ================ ================

           The accompanying notes are an integral part of these statutory basis financial statements.

                                       1

                                                   AMERITAS LIFE INSURANCE CORP.
                             Summary of Operations and Changes in Capital and Surplus - Statutory Basis
                                                           (in thousands)

                                                                                             Years Ended December 31
                                                                                --------------------------------------------------
                                                                                      2012             2011             2010
                                                                                ---------------- ---------------- ----------------
Premiums and Other Revenue
 Premium income                                                                 $     1,494,912  $     1,265,260  $     1,154,797
 Net investment income                                                                  130,625          162,405          127,839
 Commissions and expense allowances on reinsurance ceded                                  8,451            3,136            2,823
 Miscellaneous income                                                                    47,141           41,806           39,454
                                                                                ---------------- ---------------- ----------------
     Total Premiums and Other Revenue                                                 1,681,129        1,472,607        1,324,913
                                                                                ---------------- ---------------- ----------------

Expenses
 Benefits to policyholders                                                            1,071,445        1,043,317          976,962
 Change in reserves for life, accident and health policies                              196,594           83,696           17,331
 Commissions                                                                             81,718           62,384           53,775
 General insurance expenses                                                             220,957          177,670          142,200
 Taxes, licenses and fees                                                                25,437           20,410           15,198
 Net transfers to separate accounts                                                      79,085           31,233           35,708
                                                                                ---------------- ---------------- ----------------
     Total Expenses                                                                   1,675,236        1,418,710        1,241,174
                                                                                ---------------- ---------------- ----------------

Gain from Operations before Dividends, Federal Income Tax Expense
 (Benefit) and Net Realized Capital Gains (Losses)                                        5,893           53,897           83,739

 Dividends to policyholders                                                               8,430            8,321            8,969
                                                                                ---------------- ---------------- ----------------

Gain (Loss) from Operations before Federal Income Tax Expense
 (Benefit) and Net Realized Capital Gains (Losses)                                       (2,537)          45,576           74,770

 Federal income tax expense (benefit)                                                    (4,280)          18,393            1,401
                                                                                ---------------- ---------------- ----------------
Gain from Operations before Net Realized Capital Gains (Losses)                           1,743           27,183           73,369

 Net realized capital gains (losses)                                                     (1,715)            (996)           4,581
                                                                                ---------------- ---------------- ----------------
Net Income                                                                                   28           26,187           77,950

Change in special surplus - additional deferred tax asset                                     -              782              298
Unassigned surplus
 Change in net unrealized capital gains, net of taxes                                    17,084           27,432           20,816
 Change in net deferred income taxes                                                     18,223           18,322           (1,769)
 Change in non-admitted assets                                                          (14,498)         (21,562)           6,813
 Change in asset valuation reserve                                                      (12,265)          (2,669)         (22,226)
 Change in liability for reinsurance in unauthorized companies                              (20)               -               (1)
 Change in minimum pension liability                                                     (1,167)          (1,183)               -
 Change in pension liability tax                                                            408                -                -
 Correction of an error (Note 1)                                                         (8,524)          (9,038)               -
 Dividends paid to stockholder                                                          (50,000)         (20,000)               -
                                                                                ---------------- ---------------- ----------------
Net Change in Capital and Surplus                                                       (50,731)          18,271           81,881
Capital and Surplus at the Beginning of the Year                                      1,349,148        1,330,877        1,248,996
                                                                                ---------------- ---------------- ----------------
     Capital and Surplus at the End of Year                                     $     1,298,417  $     1,349,148  $     1,330,877
                                                                                ================ ================ ================

                     The accompanying notes are an integral part of these statutory basis financial statements.

                                       2

                                                 AMERITAS LIFE INSURANCE CORP.
                                          Statements of Cash Flows - Statutory Basis
                                                       (in thousands)


                                                                                             Years Ended December 31
                                                                                --------------------------------------------------
                                                                                      2012             2011             2010
                                                                                ---------------- ---------------- ----------------
OPERATING ACTIVITIES
Premium collected net of reinsurance                                            $     1,484,190  $     1,260,871  $     1,158,269
Net investment income received                                                          128,972          165,308          130,261
Miscellaneous income                                                                     55,325           44,878           42,109
Benefits paid to policyholders                                                       (1,061,904)      (1,040,033)        (986,021)
Net transfers to separate accounts                                                      (78,022)         (20,621)         (41,547)
Commissions, expenses and taxes paid                                                   (324,225)        (241,521)        (211,339)
Dividends paid to policyholders                                                          (8,399)          (8,465)          (8,761)
Federal income taxes received (paid)                                                      2,222          (38,273)           9,573
                                                                                ---------------- ---------------- ----------------
     Net Cash from Operating Activities                                                 198,159          122,144           92,544
                                                                                ---------------- ---------------- ----------------

INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid                                       472,367          393,214          352,659
Cost of investments acquired                                                           (633,388)        (462,054)        (446,616)
Net change in loans on insurance contracts                                               (2,990)           4,069            2,372
                                                                                ---------------- ---------------- ----------------
     Net Cash from Investing Activities                                                (164,011)         (64,771)         (91,585)
                                                                                ---------------- ---------------- ----------------

FINANCING AND MISCELLANEOUS ACTIVITIES
Proceeds from borrowings                                                                    314                -                -
Change in deposit-type funds                                                              4,617            7,480            1,093
Dividends to stockholder                                                                (50,000)         (20,000)               -
Other miscellaneous, net                                                                (32,107)          32,670           11,486
                                                                                ---------------- ---------------- ----------------
     Net Cash from Financing and Miscellaneous Activities                               (77,176)          20,150           12,579
                                                                                ---------------- ---------------- ----------------

Net Change in Cash, Cash Equivalents and Short-Term Investments                         (43,028)          77,523           13,538

Cash, Cash Equivalents and Short-Term Investments
  - Beginning of Year                                                                   119,360           41,837           28,299
                                                                                ---------------- ---------------- ----------------

Cash, Cash Equivalents and Short-Term Investments
  - End of Year                                                                 $        76,332  $       119,360  $        41,837
                                                                                ================ ================ ================

                     The accompanying notes are an integral part of these statutory basis financial statements.

AMERITAS LIFE INSURANCE CORP.
Notes to Financial Statements - Statutory Basis
(in thousands)


NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations
Ameritas Life Insurance Corp. ("the Company" or "ALIC"), a stock life insurance company domiciled in the state of Nebraska, is a wholly owned subsidiary of Ameritas Holding Company ("AHC"), which is a wholly owned subsidiary of Ameritas Mutual Holding Company ("AMHC"). AHC also wholly owns Summit Investment Advisors, Inc. ("Summit"), an advisor providing investment management services to the Company, Ameritas Mortgage Funding, Inc. ("AMFI"), a mortgage banking business, and owns 19.3% of Paycor, Inc., a payroll processing company, and the remaining 80.7% ownership is with an unaffiliated third party.

Prior to May 3, 2012, AMHC was named UNIFI Mutual Holding Company ("UNIFI"). AMHC is a mutual insurance holding company. Owners of designated policies issued by the Company have membership interest in AMHC, while contractual rights remain with the Company.

The Company wholly owns Acacia Life Insurance Company ("Acacia Life"), a District of Columbia domiciled life insurance subsidiary, The Union Central Life Insurance Company ("UCL"), a Nebraska domiciled life insurance subsidiary, Ameritas Life Insurance Corp. of New York ("Ameritas New York"), a New York domiciled life insurance subsidiary, BNL Financial Corporation ("BNL Financial"), a holding company (dissolved December 31, 2102), and Brokers National Life Assurance Company ("BNL Assurance") (distributed to the Company as a result of BNL Financial's dissolution December 31, 2012), an Arkansas domiciled life insurance company. Ameritas also owns 80% of Ameritas Investment Corp. ("AIC"), a broker dealer, and the remaining 20% ownership is with Centralife Annuities Services, Inc., a wholly owned subsidiary of Aviva USA. Acacia Life is a 100% owner of Acacia Realty Corporation ("ARC"), owner of real estate property (liquidated as of October 1, 2012), Calvert Investments, Inc. ("Calvert"), a provider of investment advisory, management and administrative services to the Calvert Group of mutual funds, and Griffin Realty, LLC ("Griffin"), a real estate investment company. Acacia Life also owns 85.2% of the Acacia Federal Savings Bank ("AFSB"), a thrift chartered institution, while the Company owns the remaining 14.8% of AFSB. UCL's wholly owned subsidiaries include PRBA, Inc., the holding company of a pension administration company and Union Central Mortgage Funding, Inc, a mortgage banking business (liquidated as of January 1, 2012).

Effective October 1, 1998 ("the Effective Date") the Company formed a closed block ("the Closed Block") of policies, under an arrangement approved by the Insurance Department of the State of Nebraska ("the Department") to provide for dividends on policies that were in force on the Effective Date and which were within the classes of individual policies for which the Company had a dividend scale in effect on the Effective Date. The Closed Block was designed to give reasonable assurance to owners of affected policies that the assets will be available to support such policies including maintaining dividend scales in effect at the Effective Date, if the experience underlying such scales continues. The assets, including revenue thereon, will accrue solely to the benefit of the owners of policies included in the block until the block is no longer in effect.

The Company's insurance operations consist of life and health insurance, annuity, group pension, and retirement contracts. The Company and its subsidiaries operate in all 50 states and the District of Columbia.

Basis of Presentation
The accompanying financial statements of the Company have been prepared in accordance with accounting practices prescribed or permitted by the Department.

Accounting practices and procedures of the National Association of Insurance Commissioners ("NAIC") as prescribed or permitted by the Department comprise a comprehensive basis of accounting ("NAIC SAP") other than accounting principles generally accepted in the United States of America ("GAAP").

The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein. Material estimates susceptible to significant change include reserves, income taxes, investment values, and other-than-temporary impairments ("OTTI").

Current NAIC SAP practices vary from GAAP. The more significant variances between NAIC SAP and GAAP are as follows:

     Investments
     Under NAIC SAP, investments in bonds are reported at the lower of amortized cost or fair value based on their NAIC rating, and any adjustments to fair value are reported directly in surplus. Changes in the value of bonds up to amortized cost that are assigned a rating of "6" by the NAIC are reported directly in surplus. Under GAAP, bonds are carried either at amortized cost or fair value based on their classifications. Under GAAP, bonds designated at purchase as held-to-maturity based on the Company's intent and ability to hold to maturity would be carried at amortized cost. Bonds designated as available-for-sale would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income. Bonds designated as trading would be carried at fair value with net unrealized holding gains and losses reported in income.

     Under NAIC SAP, for bonds other than loan-backed and structured securities, if the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. Under GAAP, if the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted estimated future cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

     Under NAIC SAP, all loan-backed and structured securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective method, applied consistently by asset class. If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis must be written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted estimated future cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

     Investments in unaffiliated common stocks are carried at fair value. Changes in the value of common stocks are reported as a change in net unrealized gains or losses on investments, a component of unassigned surplus. Under GAAP, investments in unaffiliated common stocks are designated as available-for-sale or trading and carried at fair value with net unrealized gains and losses reported in other comprehensive income if designated as available-for-sale and reported in income if designated as trading.

     Subsidiaries are included as common stocks carried under the equity method, with the equity in net income (loss) of subsidiaries credited directly to the Company's unassigned surplus for NAIC SAP, while GAAP requires either consolidation or the equity interest in net income of subsidiaries to be credited to the income statement.

     Investments in preferred stocks are carried at cost if the NAIC designation is RP3 and P3 or above. Preferred stocks with NAIC designations of RP4 and P4 or below are carried at the lower of cost or fair value. Under GAAP, preferred stocks would be designated at purchase as available-for-sale; under this designation preferred stocks would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income.

     Under NAIC SAP, real estate owned and occupied by the Company is included in invested assets, and net investment income and operating expenses includes self-charged rent for the Company's occupancy of this property. Under GAAP, this property would be classified as an operating asset, and there would be no self-charged rent or expenses.

     Investments in limited partnerships, limited liability companies, and joint venture investments are accounted for on the GAAP equity method for NAIC SAP, while under GAAP, such investments are accounted for at cost or the equity method depending upon ownership percentage and control unless consolidation is required under variable interest entity guidance.

     Under NAIC SAP, valuation allowances are established through the asset valuation reserve ("AVR") for mortgage loans based on the difference between the recorded investment in the mortgage loan and the estimated fair value, less costs to obtain and sell, of the underlying real estate. Under GAAP, valuation allowances would be established through a charge to realized loss based on the difference between the recorded investment in the mortgage loan and the present value of the expected future cash flows discounted at the loan's effective interest rate or the estimated fair value, less costs to obtain and sell, of the underlying real estate if foreclosure is probable.

     Under NAIC SAP, using a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds, attributable to changes in the general level of interest rates. Those deferrals are amortized over the remaining period to maturity based on groupings (in five-year bands) of individual securities sold. The net deferral is reported in the "Interest maintenance reserve" ("IMR") in the accompanying Balance Sheets - Statutory Basis. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under NAIC SAP, an AVR is determined based on holdings of all investments by a NAIC prescribed formula and is reported as a liability. An AVR is not recorded under GAAP. Under GAAP, realized capital gains and losses would be reported in the statement of income on a pre-tax basis in the period the asset giving rise to the gain or loss is sold.

     Under NAIC SAP, derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability and embedded derivatives are not accounted for separately from the host contract. Also, the change in fair value of open derivative instruments that do not meet the criteria of an effective hedge is recorded as an unrealized gain or loss in surplus. Under GAAP, all derivatives are reported on the balance sheets at fair value and the effective and ineffective portions of a single hedge are accounted for separately. Changes in fair value of derivatives, to the extent they are effective at offsetting hedged risk are recorded through either income or equity, depending on the nature of the hedge. The ineffective portion of all changes in fair value is recorded in income. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risks of the host contract is accounted for separately from the host contract and reported at fair value.

     Policy Acquisition Costs
     Under NAIC SAP, the costs of acquiring and renewing business are expensed when incurred. As such, during periods of high sales, statutory earnings will be depressed due to the lack of expense deferrals. Under GAAP, acquisition costs related to traditional term life insurance, to the extent associated with successful sales and recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For traditional whole life insurance, universal life insurance and investment products, to the extent associated with successful sales and recoverable from future gross profits, deferred policy acquisition costs would be amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

     Unearned Revenue
     Under NAIC SAP, amounts assessed policyholders that represent revenue for services to be provided in future periods are reported as revenue when received. Under GAAP, such charges would be reported as a liability and amortized into revenue using the same assumptions and factors as are used to amortize deferred policy acquisition costs.

     Non-admitted Assets
     Under NAIC SAP, certain assets designated as "non-admitted" are excluded from the accompanying Balance Sheets - Statutory Basis and are charged directly to unassigned surplus. Under GAAP, these assets would be included in the balance sheets, net of any valuation allowance.

     Universal Life and Annuity Policies
     Under NAIC SAP, revenues consist of the entire premium received and benefits represent the death benefits paid and the change in policy reserves. Under GAAP, revenues are comprised of contract charges and fees which are recognized when assessed against the policyholder account balance. Additionally, premium receipts are considered deposits and are recorded as interest-bearing liabilities while interest credited to account values and benefits in excess of the policyholder account balance are recognized as expenses.

     Reserves for Life, Accident and Health Policies
     Under NAIC SAP, certain policy reserves are calculated based on mortality and interest assumptions prescribed or permitted by state statutes, without consideration of withdrawals. NAIC SAP policy reserves generally differ from policy reserves under GAAP, which are based on the Company's estimates of mortality, interest and withdrawals.

     Policyholder Dividends
     Under NAIC SAP, policyholder dividends are recognized when declared. Under GAAP, policyholder dividends would be for dividends that have accrued as of the financial statement date.

     Reinsurance
     Under NAIC SAP, reserves and unpaid claim liabilities ceded to reinsurers have been reported as reductions to the related reserves. Under GAAP, reinsurance recoverables are recorded as an asset.

     Under NAIC SAP, a liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers unauthorized by license to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, no such amounts are recorded and an allowance for amounts deemed uncollectible would be established through a charge to earnings.

     Under NAIC SAP, commission allowances by reinsurers on business ceded are reported as other revenue when received. Under GAAP, these expenses would be deferred and amortized with deferred policy acquisition costs to the extent they qualify for the deferral.

     Employee Benefits
     Under NAIC SAP, a liability for pension and other postretirement benefits is established only for vested participants and current retirees. Under NAIC SAP, the change in the minimum pension liability, less the change in any intangible asset, is recorded as an adjustment to unassigned surplus. Intangible and prepaid assets are non-admitted. Under GAAP, the liability would include unvested active participants, and the difference between the plan's assets and the benefit obligation is reflected as an asset or liability, with an offset to other comprehensive income. In addition, actuarial gains and losses and prior service costs are recorded as a component of other comprehensive income, net of tax.

     Federal Income Taxes
     NAIC SAP requires an amount be recorded for deferred taxes, however, there are limitations as to the amount of deferred tax assets that may be reported as admitted assets and a federal income tax provision is required on a current basis for the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. Under NAIC SAP, deferred taxes are recorded in surplus. Under GAAP, tax expense includes both current and deferred taxes. Both NAIC SAP and GAAP require a valuation allowance to reduce deferred tax assets to the amount which is more likely than not to be realized. Under NAIC SAP, both the valuation allowance determination and admission calculation are made based on a separate company basis.

     Cash, Cash Equivalents and Short-Term Investments
     Under NAIC SAP, cash, cash equivalents and short-term investments represent cash balances and investments with initial maturities of one year or less. Under GAAP, cash and cash equivalents balances include investments with initial maturities of three months or less. Under GAAP, short-term investments are reported as a component of fixed maturity or equity investment balances.

     Comprehensive Income
     Comprehensive income and its components are not presented under NAIC SAP.

     Goodwill
     Under NAIC SAP, goodwill is calculated as the difference between the cost of acquiring the entity and the reporting entity's share of the historical book value of the acquired entity; or as the amount that liabilities exceed assets in assumptive reinsurance transactions. Additionally, under NAIC SAP, the amount of goodwill recorded as an "admitted asset" is subject to limitation. Goodwill under GAAP is calculated as the difference between the cost of acquiring the entity and the fair value of the assets received and liabilities assumed. In addition, GAAP includes intangible assets such as the value of business acquired and the value of customer relationships acquired in subsidiary acquisitions. Goodwill under NAIC SAP is amortized over the period in which the acquiring entity benefits economically, not to exceed 10 years and goodwill is charged or credited to unassigned surplus immediately in the event that the investee that the goodwill relates to ceases to exist. Under GAAP, goodwill is not amortized, but is tested for impairment at the reporting unit level.

Significant statutory accounting practices are as follows:

Investments
Investments are stated at amounts prescribed by the NAIC which are as follows: bonds not backed by other loans are stated at amortized cost and loan-backed bonds and structured securities are stated at amortized cost using the interest method including anticipated prepayments at the date of purchase. Significant changes in estimated cash flows from the original purchase assumptions are reviewed monthly. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker dealer survey values or internal estimates based on characteristics of similar products, consistent with the current interest rate and economic environment. The retrospective adjustment method is used to value all loan-backed and structured securities and non-agency structured securities of high credit quality. The prospective method is used to value structured securities with significant changes in cash flow, or of lower credit quality. All bonds with a NAIC designation of 6 are stated at the lower of amortized cost or fair value.

Investments in preferred stocks are carried at cost if the NAIC designation is RP3 or P3 and above. Preferred stocks with NAIC designations of RP4 or P4 and below are carried at the lower of cost or fair value. The carrying value of an affiliated subsidiary was $5,000 and $7,500 as of December 31, 2012 and 2011, respectively.

Common stocks are generally reported at fair value. Investments in stocks of insurance subsidiaries are carried at audited statutory equity and non-insurance subsidiaries and affiliates in which the Company has an interest of 10% or more are carried equal to the Company's proportionate share of the audited GAAP-basis equity after the date of acquisition. The Federal Home Loan Bank ("FHLB") common stock is carried at cost. The change in the carrying value is generally recorded as a change in unrealized capital gains on investments, a component of unassigned surplus. The value of affiliated subsidiaries was $822,594 and $816,746 and the value of affiliated mutual funds was $2,191 and $1,953 at December 31, 2012 and 2011, respectively.

Mortgage loans are stated at the unpaid principal balance less unamortized discounts or plus unamortized premiums. The Company records a reserve for losses on mortgage loans as part of the AVR.

Real estate occupied by the Company and held for the production of income is reported at depreciated cost. Real estate held for sale is reported at the lower of amortized cost or fair value. Depreciation expense is determined by the straight-line method. Real estate owned and occupied by the Company is included in investments, and investment income and operating expenses include rent for the Company's occupancy of its owned properties.

Cash and cash equivalents consist of cash-in-bank, cash-in-transit, and all highly liquid securities purchased with an original maturity of three months or less. Short-term investments presented in the Balance Sheets - Statutory Basis consist of all investments that have a maturity date of one year or less at the date acquired and are stated at amortized cost, which approximates fair value.

Loans on insurance contracts are stated at the aggregate unpaid principal balance. The excess of the unpaid balance of the loan over the cash surrender value is considered a non-admitted asset.

The carrying amount of limited partnerships, limited liability companies, and joint ventures reflects the underlying GAAP equity of these investments. Income from these investments is recognized when distributed. Unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus. These investments are recorded in "Other investments" in the Balance Sheets - Statutory Basis. Other investments also include collateral loans, unsecured loans, and low-income housing tax credits carried under the amortized cost method. Other-than-temporary impairments of $926, $3,578 and $2,961 were recorded as realized losses during 2012, 2011 and 2010, respectively. The Company has no investments in joint ventures, partnerships, or limited liability companies that exceed 10% of its admitted assets.

The Company purchases and sells futures contracts to hedge against principal losses on variable annuity contracts with a guaranteed lifetime maximum withdrawal benefit rider attached. Futures contracts are a standardized contractual agreement to buy or sell a particular financial instrument at a predetermined price in the future. The gains and losses of futures contracts are derived from the daily movement of the underlying market. These gains and losses are settled in cash through a daily variation margin. The Company sells futures contracts on certain equity indices which expire every 90 days. The Company buys and sells futures contracts on certain treasury notes and bonds, ranging in maturities between 1 and 30 years, with expiration dates of less than 6 months. In 2011, the Company began buying and selling futures contracts to hedge volatility risk with expiration dates of less than 6 months. The Company does not receive cash on the initial purchase or sale of the futures contracts, but will receive or pay cash daily based on the movement of the underlying index or treasury notes.

The Company is required to post collateral to the brokering bank. To comply with this requirement, the Company usually posts a short-term treasury bill with the bank. The bank acts as an intermediary to the futures transactions and takes initial margins from both parties to limit the counterparty risk. The collateral (treasury bill) is recorded as an asset by the Company included in "Bonds" on the Balance Sheets - Statutory Basis and the book/adjusted carrying value of the collateral recorded at December 31, 2012 and 2011 was $27,485 and $29,998, respectively.

Since the futures contracts are not considered an effective hedge, the total variation margin on open contracts is reflected in change in unrealized capital gains (losses) and totaled $(4,722), $5,068 and $(1,122) for the years ended December 31, 2012, 2011 and 2010, respectively. The total variation margin on closed futures contracts is reflected in net investment income and totaled $(10,096), $20,635 and $(1,990) for the years ended December 31, 2012, 2011 and
2010, respectively.

The Company purchases and sells call options ("Volatility call options") to hedge volatility risk for variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Call options are contracts, which give the option purchaser the right, but not the obligation, to buy securities at a specified price during a specified period. If option volatility increases, the Company will receive cash from or pay cash to the counterparty based on the expiration value. If option volatility decreases, the Volatility call options will expire without value. The Company has written Volatility call options that expire through March 20, 2013.

In 2012, the Company began purchasing and selling call options ("Index call options") to hedge insurance contracts whose credited interest is linked to returns in Standard & Poor's 500 Stock Index (Index) based on a formula which applies participation rates to the returns in the Index. The Company holds call options which expire monthly until November 29, 2013. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Index call options give the Company the right to receive cash at settlement if the closing Index value is above the strike price, while the written index call options require the Company to pay cash at settlement if the closing Index value is above the strike price. The Company sells call options to effectively offset the proceeds the Company would receive on its purchased call options that represent a return above the amount that would be credited to insurance contracts electing a capped return in the Index. These proceeds do not result in income to the Company because the hedged insurance contracts would be credited interest for an equivalent amount.

In 2012, the Company began purchasing and selling exchange traded call options ("Exchange traded index call options") based on multiple equity indices to hedge equity index annuity contracts. The Company has purchased and written Exchange traded index call options that expire through December 21, 2013. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Exchange traded index call options give the Company the right to receive cash at settlement if the closing index value is above the strike price, while the written Exchange traded index call options require the Company to pay cash at settlement if the closing index value is above the strike price. If the closing index value is below the strike price, the Exchange traded index call options expire without value.

In 2012, the Company began purchasing and selling exchange traded put options ("Equity put options") based on multiple equity indices to hedge variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Put options are contracts, which give the option purchaser the right, but not the obligation, to sell securities at a specified price during a specified period. The Company has purchased and written Equity put options that expire through September 21, 2013. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Equity put options give the Company the right to receive cash at settlement if the closing index value is below the strike price, while the written Equity put options require the Company to pay cash at settlement if the closing index value is below the strike price. If the closing index value is above the strike price, the Equity put options expire without value.

The Company is exposed to credit-related losses in the event of nonperformance by counter-parties to the options. To minimize this risk, the Company only enters into private contracts with counter-parties having Standard & Poor's credit ratings of AA- or above or listed contracts guaranteed by the Chicago Board Options Exchange. The Company is required to post collateral to the brokering bank. To comply with this requirement, the Company has posted a long-term Agency CMO with the bank. The collateral (Agency CMO) is recorded in "Bonds" on the Balance Sheets - Statutory Basis as an asset by the Company. The book/adjusted carrying value of the collateral recorded at December 31, 2012 and 2011 was $2,557 and $2,565, respectively. The notional amount of the options at December 31, 2012 was $34,543. The notional amount of the Volatility call options at December 31, 2011 was a liability of $(8,323).

The options are carried at their fair value and are reflected in "Other investments" in the Balance Sheets - Statutory Basis. Changes in the fair value of expired options are reflected in "Net investment income" and changes in the fair value of open options are reflected in "Change in net unrealized capital gains" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. The expired options of $531 and $38 were recorded in "Net investment income" for the years ended December 31, 2012 and 2011, respectively. Changes in the fair value of open options that do not meet the requirements of an effective hedge are reflected in "Change in net unrealized capital gains" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis and totaled $(3,135) and $269 for the years ended December 31, 2012 and 2011, respectively.

Investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Interest income on loan-backed and structured securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis and recorded in operations.

Accrued interest more than 180 days past due deemed collectible on mortgage loans in default is non-admitted. All other investment income due and accrued with amounts over 90 days past due, excluding policy loans, is non-admitted.
The amount excluded from unassigned surplus was $35 and $34 at December 31, 2012 and 2011, respectively.

If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. For bond investments other than loan-backed and structured securities, if the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. For loan-backed and structured security investments, if the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. All write downs are recorded as a realized loss. For unaffiliated common stocks and other investments carried at fair value, unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus.

Non-Admitted Assets
In accordance with statutory requirements, certain assets, designated as non-admitted assets, are excluded from the Balance Sheets - Statutory Basis and are charged directly to surplus. Non-admitted assets consist primarily of a portion of deferred tax assets, a non-admitted receivable from AHC, furniture and equipment, and other assets not specifically identified as an admitted asset within NAIC SAP. Total non-admitted assets were $100,797 and $86,299 at December 31, 2012 and 2011, respectively.

Furniture and Equipment
Electronic data processing ("EDP") equipment at cost of $13,250 and $12,788, operating software at cost $2,995 and $2,542, and non-operating software at cost of $37,154 and $33,028 are carried at cost less accumulated depreciation at December 31, 2012 and 2011, respectively. The admitted value of the Company's EDP and operating and non-operating software is limited to three percent of capital and surplus. The admitted portion at cost, net of accumulated depreciation of $42,985 and $39,235, was $2,498 and $2,137, respectively and is recorded in "Other admitted assets" in the Balance Sheets - Statutory Basis.
EDP equipment and operating software is depreciated using the straight line method over the lesser of the estimated useful life of the related asset or three years. Non-operating software is depreciated over the lesser of its estimated useful life or five years.

Other furniture and equipment is depreciated using the straight line method over the estimated useful lives of the assets. Buildings are generally depreciated over forty years. Furniture and fixtures are generally depreciated over three to ten years. Depreciation expense of $5,874, $7,327 and $7,704 was recorded in "General insurance expenses" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2012, 2011 and 2010 respectively.

The Company did not modify its capitalization policy for the year ended December 31, 2012.

Reserves for Life Policies and Deposit-type Funds
Life policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for traditional, flexible premium and variable life insurance are computed principally by using the Commissioners' Reserve Valuation Method ("CRVM") or the Net Level Premium Method with assumed interest rates and mortality as prescribed by regulatory authorities. Reserves for fixed annuities are calculated using the Commissioners' Annuity Reserve Valuation Method ("CARVM") with appropriate statutory interest and mortality assumptions. Reserves for variable annuities are calculated in conformance with Actuarial Guideline 43, VA CARVM, reflecting both stochastically generated scenarios and a prescribed standard scenario. The assumptions used in the stochastic scenarios are Prudent Estimate assumptions.

Tabular interest, tabular less actual reserves released and tabular cost for all life contracts are determined based upon statutory regulations. Other policy reserves are established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods as prescribed by the Department.

Reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of policyholders, less withdrawals that represent a return to the policyholder. For the determination of tabular interest to deposit-type funds, the valuation interest rate, which varies by issue year, is multiplied by the average funds in force during the year subject to such valuation interest rate.

Reserve for Unpaid Claims
The reserves for unpaid group dental and vision claims are estimated using historic claim lags, and then adjusted upward or downward based on the current level of pending/unprocessed claims relative to the historic level of pending/unprocessed claims during the time period used in generating the claim lag factors. The reserves for unpaid claims for group dental and vision insurance includes claims in course of settlement and incurred but not reported claims. Claim adjustment expenses corresponding to the unpaid claims are accounted for by adding an additional load to the reserve for unpaid claims. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

Reserves for unpaid individual accident and health contracts claims, the present value of amounts not yet due on claim reserve is a first principles-type calculation based on a seriatim listing of open disability claims. Termination rates within the first two years from disability are modified based on Company experience. Termination rates beyond two years are 100% CIDA for policies without lifetime benefits and are less than 100% CIDA for policies with lifetime benefits. All interest discounting assumptions are based on the appropriate NAIC standard. The adequacy of these reserves is demonstrated annually using "Follow-up studies" as defined in the Actuarial Standard of Practice No. 5,
Section 5.14. In addition, the present value of future payments relative to all incurred but unreported claims is based on historical study using past monthly earned premiums times the planned loss ratio times the anticipated percent of claims outstanding, and expressed as a percentage times tabular reserves, including a "provision" for litigated claims.

Reserves for unpaid life claims include claims reported and unpaid and claims not yet reported, which is estimated based upon historical experience. As such amounts are necessarily estimates, the ultimate liability will differ from the amount recorded and will be reflected in operations when additional information becomes known.

Dividends to Policyholders
Dividends are provided based on dividend formulas approved by the Board of Directors of the Company in accordance with actuarially determined dividend scales. Dividends to policyholders are reflected in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis at amounts estimated to be paid or credited to policyholders during the subsequent year on the policy anniversary dates. A portion of the Company's business has been issued on a participating basis. The amount of insurance in force on individual life participating policies was $3,083,687 or 13.5% and $2,571,087 or 14.2% of the individual life policies in force as of December 31, 2012 and 2011, respectively.

Accrued Separate Account Transfers
Accrued separate account transfers primarily consist of the amount of policyholder account values over modified reserves used in the separate account, such as the use of CARVM and CRVM.

Asset Valuation and Interest Maintenance Reserves
The AVR is a required appropriation of unassigned surplus to provide for possible losses that may occur on certain investments of the Company. The reserve is computed based on holdings of all investments and realized and unrealized gains and losses, other than those resulting from interest rate changes. Changes in the reserve are charged or credited to unassigned surplus.

The IMR is calculated based on the prescribed methods developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. Amortization included in net investment income was $2,065, $1,267 and $983 for 2012, 2011 and 2010, respectively.

Recognition of Premium Revenues and Related Costs
Life premiums are recognized as revenue when premiums are due. Annuity considerations are recognized as income when received. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Consideration received on deposit-type funds, which do not contain any life contingencies, is recorded directly to the related liability.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Reinsurance
Reinsurance premiums and claims are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits, and the reserves for policy and contract liabilities are reported net of reinsured amounts.

Income Taxes
The Company files a life/non-life consolidated tax return with AMHC and AMHC includible affiliates and is party to a federal income tax allocation agreement. The Company's income tax allocation is based upon a written agreement which generally specifies separate income tax return calculations with current credit for net operating losses and/or credits which are used to reduce the portion of the consolidated income tax liability.

The Company is subject to tax-related audits in the normal course of operations. The Company records a contingency for these tax-related matters when it is more likely than not that a liability has been incurred and the amount of the loss can be reasonably estimated. The Company reviews its loss contingencies on an ongoing basis to ensure that the Company has appropriate reserves recorded on the Balance Sheets - Statutory Basis. These reserves are based on judgment made by management with respect to the likely outcome of these matters. The Company's judgment could change based on new information, Internal Revenue Service examinations and changes in laws or regulations. The reserve for tax related contingencies was $0 and $416 at December 31, 2012 and 2011, respectively.

The statute of limitations, generally, is closed for the Company through December 31, 2006. In 2012, the Internal Revenue Service ("IRS") completed its field examination of AMHC consolidated federal income tax returns for the years 2007-2009. The Company is in agreement with the IRS field examination report which was forwarded to the Joint Committee on Taxation in late 2012.

Separate Accounts
Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity, variable life and group annuity contracts and for which the contract holders, rather than the Company, bear the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Investment income and gains and losses from these accounts accrue directly to contract holders and are not included in the accompanying financial statements.

Fair values and changes in fair values of separate account assets generally accrue directly to the contract holders and are not included in the Company's revenues and expenses or surplus.

Vulnerability due to Certain Concentrations
The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes. Federal legislation has allowed banks and other financial organizations to have greater participation in securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer's estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

Accounting Pronouncements
Statement of Statutory Accounting Principles No. 61 - Revised "Life, Deposit-type and Accident and Health Reinsurance" ("SSAP No. 61R")
In December 2012, the NAIC issued SSAP No. 61R to incorporate the definition and accounting treatment for certified reinsurers. The revisions to this statement are effective for the reporting periods beginning on or after December 31, 2012. The adoption of the statement is not expected to have a material impact to the Company's financial position or results of operations.

Statement of Statutory Accounting Principles No. 103, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("SSAP No. 103")
In March 2012, the NAIC issued SSAP No. 103, which supersedes SSAP No. 91R "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities". The statement has an effective date of January 1, 2013 with prospective application. The Company does not expect a material impact on its financial position or results of operations from adopting this statement.

Statement of Statutory Accounting Principles No. 102,"Accounting for Pensions, A Replacement of SSAP No. 89" ("SSAP No. 102")
In March 2012, the NAIC issued SSAP No. 102, which replaces SSAP No. 89 for the
accounting and related reporting for pension obligations.   The statement is
effective beginning January 1, 2013. The Company does not expect a material impact on its financial position or results of operations from adopting this statement.

Statement of Statutory Accounting Principles No. 92, "Accounting for Postretirement Benefits Other Than Pensions, a Replacement of SSAP No. 14" ("SSAP No. 92")
In March 2012, the NAIC issued SSAP No. 92, which supersedes SSAP No. 14 "Postretirement Benefits Other Than Pensions". The statement is effective beginning January 1, 2013. The adoption of this statement will not have a material impact on the Company's financial position or results of operations as these obligations are held by AHC.

Statement of Statutory Accounting Principles No. 101, "Income Taxes - A Replacement of SSAP No. 10R and SSAP No. 10" ("SSAP No. 101")
In November 2011, the NAIC adopted SSAP No. 101, which supersedes SSAP No. 10 "Income Taxes" and SSAP No. 10R "Income Taxes, Revised - A Temporary Replacement of SSAP No. 10" for current and deferred federal and foreign income taxes and current state income taxes. The statement was effective on January 1, 2012. This guidance provides that the deferred tax asset admissibility and the reversal and surplus limitation parameters in the admissibility tests are determined based on the risk-based capital level of the Company as of the current year end. It also requires gross deferred tax assets to be reduced by a statutory valuation allowance if it is more likely than not some portion or all of the gross deferred tax assets will not be realized. Finally, the guidance sets a more likely than not threshold for the recording of contingent tax liabilities. Additionally, the special surplus for the additional deferred tax asset was released and presented net upon adoption. The adoption of this statement had no impact on the Company's financial position or results of operations.

Statement of Statutory Accounting Principles No. 94R, "Accounting for Transferable and Non-Transferable State Tax Credits" ("SSAP No. 94R")
In December 2011, the NAIC issued SSAP No. 94R, which allows non-transferable state tax credits to be admitted assets if specific criteria are met. The statement was effective beginning with the December 31, 2012 financial statements. The adoption of this statement did not have a material impact on the Company's financial position or results of operations.

Statement of Statutory Accounting Principles No. 5R, "Liabilities, Contingencies and Impairments of Assets - Revised" ("SSAP No. 5R")
In October 2010, the NAIC issued SSAP No. 5R, which revises SSAP No. 5 "Liabilities, Contingencies, and Impairments of Assets" to include the recognition at the inception of a guarantee, a liability for the obligations an entity has undertaken in issuing the guarantee, even if the likelihood of having to make payments under the guarantee is remote. The revisions to this statement were effective beginning with the December 31, 2011 financial statements. The adoption of this statement did not have a material impact on the Company's financial position or results of operations.

Statement of Statutory Accounting Principles No. 35R "Guaranty Fund and Other Assessments" ("SSAP No. 35R")
In October 2010, the NAIC issued SSAP No. 35R, which revises SSAP No. 35 "Guaranty Fund and Other Assessments". The revisions to this statement modify the conditions required before recognizing liabilities for insurance related assessments as the liability is not to be recognized until the event obligating the entity to pay an imposed or probable assessment has occurred. The revisions to this statement were effective beginning January 1, 2011. The adoption of this statement did not have a material impact on the Company's financial position or results of operations.

Accounting Changes and Correction of Errors
During 2012, the Company discovered model errors on certain Actuarial Guideline 43 products. This error was corrected related to a prior year as a direct decrease to surplus of $8,524.

During 2011, the Company discovered valuation coding errors on certain Actuarial Guideline 38 products. This error was corrected related to a prior year as a direct decrease to surplus of $7,985.

During 2011, the Company discovered an error in the incurred but not reported ("IBNR") reinsurance process. This error was corrected related to a prior year as a direct decrease to surplus of $1,053.

NOTE 2 - BUSINESS COMBINATIONS AND GOODWILL

Effective December 31, 2012, BNL Financial was dissolved and the net assets of BNL Financial were distributed to the Company. The Company received assets of $20,069 and liabilities of $322 and recognized dividend income of $253 as of December 31, 2012. Goodwill in the amount of $15,745 was released to unassigned surplus as a pre-tax unrealized loss with this dissolution. BNL Assurance was distributed in the transaction for the amount of $19,494.

NOTE 3 - INVESTMENTS

Bonds
The cost or amortized cost and estimated fair value of bonds are summarized as follows at December 31, 2012:

                                                  Cost or      Gross        Gross
                                                 Amortized   Unrealized   Unrealized
                                                    Cost       Gains        Losses      Fair Value
----------------------------------------------------------------------------------------------------
U.S. Government                              $    127,276  $     12,896  $         -   $    140,172
Special Revenue and special assessment
  obligations and all non-guaranteed
  obligations of agencies and authorities
  of governments and their political
  subdivisions                                    144,105        11,694          (47)       155,752
Hybrid securities                                  14,376         2,593            -         16,969
Industrial and miscellaneous (unaffiliated)     1,406,733       138,698       (1,579)     1,543,852
----------------------------------------------------------------------------------------------------
Total Bonds                                  $  1,692,490  $    165,881  $    (1,626)  $  1,856,745
====================================================================================================

The cost or amortized cost and estimated fair value of bonds are summarized as follows at December 31, 2011:

                                                  Cost or      Gross        Gross
                                                 Amortized   Unrealized   Unrealized
                                                    Cost       Gains        Losses      Fair Value
----------------------------------------------------------------------------------------------------
U.S. Government                              $     99,010  $     11,830  $         -   $    110,840
Special Revenue and special assessment
  obligations and all non-guaranteed
  obligations of agencies and authorities
  of governments and their political
  subdivisions                                    192,203        15,628            -        207,831
Hybrid securities                                  16,075         1,280         (305)        17,050
Industrial and miscellaneous (unaffiliated)     1,358,325       116,780       (4,006)     1,471,099
----------------------------------------------------------------------------------------------------
Total Bonds                                  $  1,665,613  $    145,518  $    (4,311)  $  1,806,820
====================================================================================================

At December 31, 2011 the amortized cost of bonds was reduced by $186 of cumulative fair value adjustments on bonds rated NAIC "6" to derive the carrying amounts of bonds in the Balance Sheets - Statutory Basis of $1,665,427.

The cost or amortized cost and fair value of bonds at December 31, 2012 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                                          Cost or
                                                                                                         Amortized
                                                                                                            Cost       Fair Value
----------------------------------------------------------------------------------------------------------------------------------
Due in one year or less                                                                                $    79,327   $     80,757
Due after one year through five years                                                                      432,762        477,332
Due after five years through ten years                                                                     831,219        924,128
Due after ten years                                                                                        280,749        299,862
Bonds with multiple repayment dates                                                                         68,433         74,666
----------------------------------------------------------------------------------------------------------------------------------
Total Bonds                                                                                            $ 1,692,490   $  1,856,745
==================================================================================================================================

Sales of bond investments in 2012, 2011 and 2010 resulted in proceeds of $96,234, $36,883 and $50,390 respectively, on which the Company realized gross gains of $10,612, $3,695 and $4,605, respectively, and gross losses of $669, $104 and $296, respectively.

Realized capital gains (losses) are as follows:

                                                                                             Years Ended December 31
----------------------------------------------------------------------------------------------------------------------------------
                                                                                      2012             2011             2010
----------------------------------------------------------------------------------------------------------------------------------
Bonds:
    Gross realized capital gains on sales                                       $        10,612  $         3,695  $         4,605
    Gross realized capital losses on sales                                                 (669)            (104)            (296)
----------------------------------------------------------------------------------------------------------------------------------
Net realized capital gains on sales                                                       9,943            3,591            4,309
Other, including impairments and net gain on dispositions
   other than sales                                                                         (51)          (2,969)          (1,298)
----------------------------------------------------------------------------------------------------------------------------------
Total bonds                                                                               9,892              622            3,011
Preferred stocks                                                                            388                -            1,012
Common stocks                                                                             3,616            6,097           11,067
Mortgage loans                                                                             (340)               -             (762)
Real estate                                                                               2,189            2,786            4,080
Other investments                                                                          (149)          (3,067)          (2,851)
----------------------------------------------------------------------------------------------------------------------------------
Realized capital gains before federal income taxes
  and transfer to IMR                                                                    15,596            6,438           15,557
Realized capital gains transferred to IMR                                                 9,351            3,449            4,822
Federal income tax expense                                                                7,960            3,985            6,154
----------------------------------------------------------------------------------------------------------------------------------
Net realized capital gains (losses)                                             $        (1,715) $          (996) $         4,581
==================================================================================================================================

The Company has an agreement with the FHLB of Topeka to provide for liquidity needs, if a future need for immediate liquidity would arise. The agreement provides for variable rate short term advances (lines of credit) up to $100,000 to the Company in return for the purchase of membership stock equal to $1,000. As of December 31, 2012 and 2011 the Company owned $4,573 of FHLB stock. The Company had no outstanding balance related to the lines of credit at December 31, 2012 or 2011.

As of December 31, 2012 and 2011, the Company had issued $100,000 of funding agreements with the FHLB. There is $157,859 and $106,814 of bonds pledged as collateral at December 31, 2012 and 2011, respectively, as a result of this agreement. The assets and reserves related to the funding agreements are reported in the general account as the Company's strategy is to enhance investment yields through investment spread strategy. The related reserves are reported in deposit-type funds of $100,032 and $100,025 on the Balance Sheets - Statutory Basis as of December 31, 2012 and 2011, respectively.

An aging of unrealized losses on the Company's investments in bonds, unaffiliated preferred stocks and unaffiliated common stocks were as follows:

                                                                            December 31, 2012
------------------------------------------------------------------------------------------------------------------------------------
                                             Less than 12 Months             12 Months or More                     Total
------------------------------------------------------------------------------------------------------------------------------------
                                           Fair       Unrealized           Fair       Unrealized           Fair       Unrealized
                                           Value        Losses             Value        Losses             Value        Losses
------------------------------------------------------------------------------------------------------------------------------------
Bonds:
U.S. Governments                        $          -  $          -     $          7  $         -        $           7 $          -
Special Revenue and special
  assessment obligations and all non-
  guaranteed obligations of agencies
  and authorities of governments and
  their political subdivisions                 6,370           (47)              11            -                6,381          (47)
Industrial and miscellaneous
  (unaffiliated)                              57,057        (1,282)          11,631         (297)              68,688       (1,579)
------------------------------------------------------------------------------------------------------------------------------------
Total Bonds                                   63,427        (1,329)          11,649         (297)              75,076       (1,626)
------------------------------------------------------------------------------------------------------------------------------------
Common Stocks                                 20,467        (1,505)          11,029         (780)              31,496       (2,285)
------------------------------------------------------------------------------------------------------------------------------------
Total                                   $     83,894  $     (2,834)    $     22,678  $    (1,077)       $     106,572 $     (3,911)
====================================================================================================================================

                                                                            December 31, 2011
------------------------------------------------------------------------------------------------------------------------------------
                                             Less than 12 Months             12 Months or More                     Total
------------------------------------------------------------------------------------------------------------------------------------
                                           Fair       Unrealized           Fair       Unrealized           Fair       Unrealized
                                           Value        Losses             Value        Losses             Value        Losses
------------------------------------------------------------------------------------------------------------------------------------
Bonds:
U.S. Governments                        $          8  $          -     $          -  $         -        $           8 $          -
Special Revenue and special
  assessment obligations and all non-
  guaranteed obligations of agencies
  and authorities of governments and
  their political subdivisions                    12             -                -            -                   12            -
Hybrid securities                              8,205          (305)               -            -                8,205         (305)
Industrial and miscellaneous
  (unaffiliated)                             117,441        (2,912)          10,846       (1,094)             128,287       (4,006)
------------------------------------------------------------------------------------------------------------------------------------
Total Bonds                                  125,666        (3,217)          10,846       (1,094)             136,512       (4,311)
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stocks                               1,979           (75)               -            -                1,979          (75)
Common Stocks                                 76,703       (10,751)           3,074       (1,281)              79,777      (12,032)
------------------------------------------------------------------------------------------------------------------------------------
Total                                   $    204,348  $    (14,043)    $     13,920  $    (2,375)       $     218,268 $    (16,418)
====================================================================================================================================

The unrealized losses related to bonds in 2012 and 2011 reported above were partially due to liquidity and credit-related considerations. The Company considers various factors when considering if a decline is other-than-temporary, including the length of time and size of the unrealized loss, deterioration in ratings, industry conditions or factors related to a geographic area that are negatively affecting a security, violation of loan covenants, overall financial condition of the issuer and the Company's intention and ability to sell or hold the security until maturity or recovery. Upon review of these factors, the Company determined that such declines were temporary in nature. Therefore, the Company does not believe the unrealized losses on investments represent an other-than-temporary impairment as of December 31, 2012 and 2011.

The Company considers various factors when considering if a decline in the fair value of a preferred stock and common stock security is other-than-temporary, including but not limited to, the length of time and magnitude of the unrealized loss; the volatility of the investment; analyst recommendations and price targets; opinions of the Company's investment managers; market liquidity; and the Company's intentions to sell or ability to hold the investments until recovery. Based on an evaluation of these factors, the Company has concluded that the declines in the fair values of the Company's investments in both unaffiliated preferred stocks and common stocks at December 31, 2012 and 2011 are temporary. During 2012, 2011 and 2010, the Company recorded no other-than-temporary impairments as additional realized losses.

The Company's bond and short-term investment portfolios are predominantly comprised of investment grade securities. At December 31, 2012 and 2011, bonds totaling $65,876 and $84,558, respectively, (3.7% and 4.7%, respectively, of the total bond and short-term portfolios) are considered "below investment grade". Securities are classified as "below investment grade" by utilizing rating criteria established by the NAIC. During 2012, 2011 and 2010, the Company recorded realized losses for other-than-temporary impairments on bonds of $568, $3,203 and $1,490, respectively.

The Company has exposure to subprime mortgage loans within its total investments in loan-backed and structured securities. The Company manages its exposure to subprime mortgage loans in several ways. First, the Company monitors its exposure level to loan-backed and structured securities against defined restrictions prescribed by its Investment Policy. Restrictions include exposure at the aggregate level to loan-backed and structured securities along with exposure to ratings classes and subsectors. Also, the Company continually tracks subprime loan-backed and structured securities for factors including credit performance, rating agency actions, prepayment trends and de-levering. Loans with trends that may indicate underperformance are monitored closely for any further deterioration that may result in action by the Company.

As of December 31, 2012 and 2011, the Company's total investment in non-agency residential loan-backed and structured securities represents securities with an adjusted cost basis of $1,703 and $3,342 and a fair value of $2,093 and $4,366, respectively. Additionally, as of December 31, 2012 and 2011, the Company's exposure related to subprime loan-backed and structured securities represents securities with a carrying value of $847 and $1,001 and a fair value of $888 and $1,153, respectively.

A summary of loan-backed and structured security investments with recognized other-than-temporary impairments in 2012 is as follows:

                                                              Amortized Cost           OTTI Recognized in Loss
                                                               Before OTTI          -----------------------------
                                                                                      Interest     Non-interest       Fair Value
------------------------------------------------------------------------------------------------------------------------------------
March 31, 2012
------------------------------------------------------------------------------------------------------------------------------------
  Present value of cash flows                                $                -      $         -  $          -       $            -
------------------------------------------------------------------------------------------------------------------------------------
June 30, 2012
------------------------------------------------------------------------------------------------------------------------------------
  Present value of cash flows                                $              788      $         -  $        429       $          424
------------------------------------------------------------------------------------------------------------------------------------
September 30, 2012
------------------------------------------------------------------------------------------------------------------------------------
  Present value of cash flows                                $                -      $         -  $          -       $            -
------------------------------------------------------------------------------------------------------------------------------------
December 31, 2012
------------------------------------------------------------------------------------------------------------------------------------
  Present value of cash flows                                $                -      $         -  $          -       $            -
------------------------------------------------------------------------------------------------------------------------------------

A detail summary of the loan-backed and structured security investments with recognized other-than-temporary impairments listed above is as follows:

                                                           June 30, 2012
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Recognized
                                  Amortized Cost      Projected Cash           OTTI           Amortized Cost
      CUSIP                        Before OTTI           Flows              Impairment          After OTTI         Fair Value
------------------------------------------------------------------------------------------------------------------------------------
05949CKB1                         $          564    $            280        $      284        $          280       $      340
05953YCF6                                    224                  79               145                    79               84
------------------------------------------------------------------------------------------------------------------------------------
Total                             $          788    $            359        $      429        $          359       $      424
====================================================================================================================================

A summary of loan-backed and structured security investments with recognized other-than-temporary impairments in 2011 is as follows:

                                                                     OTTI Recognized in Loss
                                  Amortized Cost         -----------------------------------------------
                                   Before OTTI                 Interest               Non-interest                  Fair Value
------------------------------------------------------------------------------------------------------------------------------------
March 31, 2011
------------------------------------------------------------------------------------------------------------------------------------
  Present value of cash flows  $            450           $                -      $               325              $          357
------------------------------------------------------------------------------------------------------------------------------------
June 30, 2011
------------------------------------------------------------------------------------------------------------------------------------
  Present value of cash flows  $          1,659           $                -      $               478              $        1,074
------------------------------------------------------------------------------------------------------------------------------------
September 30, 2011
------------------------------------------------------------------------------------------------------------------------------------
  Present value of cash flows  $              -           $                -      $                 -              $            -
------------------------------------------------------------------------------------------------------------------------------------
December 31, 2011
------------------------------------------------------------------------------------------------------------------------------------
  Present value of cash flows  $          1,746           $                -      $             1,311              $          479
------------------------------------------------------------------------------------------------------------------------------------

A detail summary of the loan-backed and structured security investments with recognized other-than-temporary impairments listed above is as follows:

                                                           March 31, 2011
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Recognized
                                  Amortized Cost      Projected Cash           OTTI           Amortized Cost
      CUSIP                        Before OTTI           Flows              Impairment          After OTTI         Fair Value
------------------------------------------------------------------------------------------------------------------------------------
52520MGY3                         $          450    $            125        $      325        $          125       $      357
------------------------------------------------------------------------------------------------------------------------------------
Total                             $          450    $            125        $      325        $          125       $      357
====================================================================================================================================

                                                           June 30, 2011
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Recognized
                                  Amortized Cost      Projected Cash           OTTI           Amortized Cost
      CUSIP                        Before OTTI           Flows              Impairment          After OTTI         Fair Value
------------------------------------------------------------------------------------------------------------------------------------
05953YCF6                         $          654    $            309        $      345        $          309       $       58
05949CKB1                                  1,005                 872               133                   872            1,016
------------------------------------------------------------------------------------------------------------------------------------
Total                             $        1,659    $          1,181        $      478        $        1,181       $    1,074
====================================================================================================================================

                                                         December 31, 2011
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Recognized
                                  Amortized Cost      Projected Cash           OTTI           Amortized Cost
      CUSIP                        Before OTTI           Flows              Impairment          After OTTI         Fair Value
------------------------------------------------------------------------------------------------------------------------------------
94983FAF7                         $        1,746    $            435        $    1,311        $          435       $      479
------------------------------------------------------------------------------------------------------------------------------------
Total                             $        1,746    $            435        $    1,311        $          435       $      479
====================================================================================================================================

A summary of loan-backed and structured security investments with unrealized losses for which an other-than-temporary impairment has not been recognized as of December 31, 2012 is as follows:

                                              Unrealized Less Than 12 Months                Unrealized 12 Months or More
------------------------------------------------------------------------------------  ----------------------------------------------
                                                                        Unrealized                                      Unrealized
                                       Amortized Cost    Fair Value       Losses       Amortized Cost    Fair Value       Losses
------------------------------------------------------------------------------------------------------------------------------------

Structured securities                  $        6,417    $     6,370    $     (47)     $          551    $      514     $     (37)
------------------------------------------------------------------------------------------------------------------------------------

A summary of loan-backed and structured security investments with unrealized losses for which an other-than-temporary impairment has not been recognized as of December 31, 2011 is as follows:

                                              Unrealized Less Than 12 Months                Unrealized 12 Months or More
------------------------------------------------------------------------------------  ----------------------------------------------
                                                                        Unrealized                                      Unrealized
                                       Amortized Cost    Fair Value       Losses       Amortized Cost    Fair Value       Losses
------------------------------------------------------------------------------------------------------------------------------------

Structured securities                  $       46,973    $    46,366    $    (607)     $          669    $      646     $     (23)
------------------------------------------------------------------------------------------------------------------------------------

Mortgage Loans and Real Estate
Mortgage loans are stated at their aggregate unpaid balances in the Balance Sheets - Statutory Basis, less unamortized discounts or plus unamortized premiums. The mortgage loan portfolio is well diversified both geographically and by property type, as follows:
                                   December 31, 2012        December 31, 2011
--------------------------------------------------------------------------------
                                             Percent of               Percent of
                                  Carrying    Carrying     Carrying    Carrying
                                   Amount      Amount       Amount      Amount
--------------------------------------------------------------------------------
Region
--------------------------------------------------------------------------------
New England and Mid Atlantic     $   30,911      5.4%     $   16,896      4.1%
South Atlantic                      193,603     34.0          52,898     12.7
North Central                       151,740     26.6         130,847     31.5
South Central                        67,068     11.8          77,986     18.8
Mountain                             59,579     10.5          64,306     15.5
Pacific                              66,595     11.7          72,560     17.4
--------------------------------------------------------------------------------
  Total                          $  569,496    100.0%     $  415,493    100.0%
================================================================================

                                   December 31, 2012        December 31, 2011
--------------------------------------------------------------------------------
                                             Percent of               Percent of
                                  Carrying    Carrying     Carrying    Carrying
                                   Amount      Amount       Amount      Amount
--------------------------------------------------------------------------------
Property Type
--------------------------------------------------------------------------------
Apartment and residential        $  158,376     27.8%     $   20,358      4.9%
Warehouses and industrial           159,466     28.1         152,656     36.7
Retail and shopping center           74,670     13.1          69,029     16.6
Office                              150,000     26.3         147,834     35.6
Other                                26,984      4.7          25,616      6.2
--------------------------------------------------------------------------------
  Total                          $  569,496    100.0%     $  415,493    100.0%
================================================================================

For the mortgage loans held by the Company, debt service coverage ratio ("DSCR") is considered a key credit quality indicator for loans that are income dependent while loan to value and borrower financial strength are considered key credit quality indicators for borrower-occupied loans. Debt service coverage ratios compare a property's net operating income to the borrower's principal and interest payments. Loan to value and debt service coverage ratios are updated annually or as warranted by economic conditions or impairment considerations. Residential mortgage loans which are delinquent as to principle and interest 90 days or more are classified as nonperforming loans.

Debt service coverage ratios for income dependent mortgage loans on commercial real estate are summarized as follows:

                                                            December 31,
--------------------------------------------------------------------------------
                                                      2012           2011
--------------------------------------------------------------------------------
DSCR Distribution
  Below 1.0                                        $      33,489  $      50,966
  1.0 - 1.2                                               73,348         63,021
  1.2 - 1.8                                              216,022        218,911
  Greater than 1.8                                       102,086         73,842
--------------------------------------------------------------------------------
  Total                                            $     424,945  $     406,740
================================================================================

Mortgage loans with a debt service coverage ratio below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable future, the decrease in cash flows is considered temporary, or there are other risk mitigating factors.

Loan to value for borrower-occupied commercial real estate mortgage loans is summarized as follows:

                                                            December 31,
--------------------------------------------------------------------------------
                                                      2012           2011
--------------------------------------------------------------------------------
Loan to Value
  Below 60%                                        $      13,785  $       8,753
--------------------------------------------------------------------------------
  Total                                            $      13,785  $       8,753
================================================================================

The key credit quality indicators for residential mortgage loans are based on payment activity as follows:

                                                 December 31, 2012
--------------------------------------------------------------------------------
                                         Residential
                                            First        Second
                                          Mortgages      Trusts       Total
--------------------------------------------------------------------------------
Performing                           $         98,248  $    18,122  $  116,370
Non-performing                                 14,396            -      14,396
--------------------------------------------------------------------------------
Total                                $        112,644  $    18,122  $  130,766
================================================================================

The Company owned no residential mortgage loans at December 31, 2011.

An aging analysis of the loans held by the Company is summarized as follows:

                                                                                              December 31, 2012
------------------------------------------------------------------------------------------------------------------------------------
                                                                               Commercial         Residential            Total
------------------------------------------------------------------------------------------------------------------------------------
Carry value of loans less than 90 days past due                           $            2,273  $            2,602  $            4,875
Carry value of loans 90 days or more past due                                          3,760              14,396              18,156
Carry value of current loans                                                         432,697             113,768             546,465
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                     $          438,730  $          130,766  $          569,496
====================================================================================================================================

                                                                  December 31,
                                                                      2011
--------------------------------------------------------------------------------
                                                                   Commercial
--------------------------------------------------------------------------------
Carry value of loans less than 90 days past due                 $       2,353
Carry value of loans 90 days or more past due                               -
Carry value of current loans                                          413,140
--------------------------------------------------------------------------------
Total                                                           $     415,493
================================================================================

At December 31, 2012, the average size of an individual commercial mortgage loan was $1,741. The average size of an individual residential mortgage loan was $206. For commercial mortgage loans, the Company's policy is to obtain a first mortgage lien and to require a loan to value ratio of 75% or less at acquisition. The Company's policy for commercial loans is to recognize due and accrued interest income on impaired loans if deemed collectible. However, the due and accrued interest income deemed collectible on impaired loans over 180 days past due is non-admitted. For residential loans, the Company recognizes due and accrued interest income on impaired loans if under 90 days delinquent. Loans 90 days past due or greater will be placed on non-accrual status and all previously accrued interest will be reversed. The Company had mortgage reserves (the mortgage component of the asset valuation reserve) of $18,347 and $8,190 at December 31, 2012 and 2011, respectively. As of December 31, 2012, the maximum and minimum rates of interest in the Company's mortgage loan portfolio were 8.63% and 4.00% for commercial mortgage loans and 10.50% and 2.63% for residential mortgage loans.

In 2012, the Company issued 24 new commercial loans at the maximum and minimum rates of interest of 7.50% and 4.25% totaling $69,317. The Company also acquired 636 residential mortgage loans totaling $130,766 (see Note 4). Fire insurance is carried on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

At December 31, 2012, the Company held 21 residential mortgage loans totaling $10,242 with interest more than 180 days past due. The Company is no longer accruing interest on these loans, so the interest due on these loans is $0. At December 31, 2011, the Company held no mortgages with interest more than 180 days past due. During 2012 and 2011, the Company did not reduce interest rates on any outstanding mortgages. At December 31, 2012 and 2011, the Company held no mortgage loans that were converted to loans that require payments of principal or interest be made based upon the cash flows generated by the property serving as collateral for the loans or that have a diminutive payment requirement.

Commercial mortgage loans are evaluated individually for impairment. At December 31, 2012 and 2011, the Company held two impaired mortgage loans with a total carrying value of $3,797 and $3,801, respectively. There was interest income recognized on these loans of $282 in 2012 and $276 in 2011 subsequent to impairment. The Company impaired one mortgage loan during 2012 and recognized a loss of $340. Subsequent to impairment, the deed in lieu of foreclosure was obtained and the adjusted cost of $2,000 was transferred to real estate. The Company had no impairments for mortgage loans during 2011.

Real estate consists of home office property, commercial and residential property held for the production of income and residential property held for sale. The two single family residential properties classified as held for sale are located in Woodbridge, VA and Arnold, MD and have carry values of $372 and $325, respectively. Accumulated depreciation for real estate was $42,600 and $42,237 as of December 31, 2012 and 2011, respectively.

Net Investment Income
Major categories of net investment income by class of investment are summarized below.

                                                                                        Years Ended December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                              2012               2011               2010
------------------------------------------------------------------------------------------------------------------------------------
Income:
  Bonds                                                                $         87,065   $          90,083  $         92,507
  Preferred stocks                                                                  682                 823               902
  Common stocks                                                                  16,855              14,380             2,913
  Mortgage loans                                                                 26,302              25,871            25,201
  Real estate *                                                                  14,106              15,128            16,385
  Loans on insurance contracts                                                    6,148               5,606             5,928
  Short-term investments                                                             98                  46                45
  Derivatives                                                                    (9,566)             20,674            (1,990)
  Other investments                                                              11,764               8,348             6,453
  Amortization of interest maintenance reserve                                    2,065               1,267               983
------------------------------------------------------------------------------------------------------------------------------------
  Gross investment income                                                       155,519             182,226           149,327
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
  Depreciation                                                                    3,543               3,435             4,417
  Other                                                                          21,351              16,386            17,071
------------------------------------------------------------------------------------------------------------------------------------
  Total investment expenses                                                      24,894              19,821            21,488
------------------------------------------------------------------------------------------------------------------------------------
    Net investment income                                              $        130,625   $         162,405  $        127,839
====================================================================================================================================

* Includes amounts for the occupancy of company-owned property of $4,929, $5,141 and $5,150 in 2012, 2011, and 2010, respectively.

Fair Value Measurements
Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stocks when carried at the lower of cost or market. The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

The Company's financial assets carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by Fair Value Measurements as defined under SSAP No. 100. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset's classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 - Values are unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 - Inputs include quoted prices for similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument. Such inputs include market interest rates and volatilities, spreads and yield curves.

Level 3 - Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement. Unobservable inputs reflect the Company's best estimate of what hypothetical market participants would use to determine a transaction price for the asset at the reporting date.

The following table provides information as of December 31, 2012 about the Company's financial assets and liabilities measured at fair value:

                                                                         Level 1        Level 2        Level 3        Total
------------------------------------------------------------------------------------------------------------------------------------
Assets at fair value
  Common Stock
    Industrial and Misc                                                $     212,440  $           -  $           -  $     212,440
    Parent, Subsidiaries and Affiliates                                        2,191              -              -          2,191
------------------------------------------------------------------------------------------------------------------------------------
      Total Common Stocks                                                    214,631              -              -        214,631
  Derivative assets
    Index Call Options                                                           911          1,560              -          2,471
    Volatility Call Options                                                      279              -              -            279
    Equity Put Options                                                         1,465              -              -          1,465
------------------------------------------------------------------------------------------------------------------------------------
      Total Derivatives                                                        2,655          1,560              -          4,215
Separate account assets                                                    4,221,921              -              -      4,221,921
------------------------------------------------------------------------------------------------------------------------------------
Total assets at fair value                                             $   4,439,207  $       1,560  $           -  $   4,440,767
====================================================================================================================================

The following table provides information as of December 31, 2011 about the Company's financial assets measured at fair value:

                                                                         Level 1        Level 2        Level 3        Total
------------------------------------------------------------------------------------------------------------------------------------
Assets at fair value
  Bonds
    Industrial and Misc                                                $           -  $         679  $          26  $         705
------------------------------------------------------------------------------------------------------------------------------------
      Total Bonds                                                                  -            679             26            705
  Common Stock
    Industrial and Misc                                                      201,171              -              -        201,171
------------------------------------------------------------------------------------------------------------------------------------
      Total Common Stocks                                                    201,171              -              -        201,171
  Other Investments                                                                -              -            410            410
Separate account assets                                                    3,672,525              -              -      3,672,525
------------------------------------------------------------------------------------------------------------------------------------
Total assets at fair value                                             $   3,873,696  $         679  $         436  $   3,874,811
====================================================================================================================================

The valuation techniques used to measure the fair values by type of investment in the above table are as follows:

Level 1 - Financial Assets
These assets include actively-traded exchange-listed common stocks, mutual funds, call options and put options. Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Separate account assets in Level 1 include actively-traded institutional and retail mutual fund investments where fair value represents net asset values received from fund managers who stand ready to transact at the quoted values.

Level 2 - Financial Assets
At December 31, 2012, there were no NAIC 6 bonds carried at fair value. At December 31, 2011, there were two NAIC 6 bonds carried at fair value. The bonds are classified as Level 2 due to the price being based on observable market data. These assets also include index call options starting in 2012. The Company used broker quotes for the monthly valuation of index call options. The broker quotes use the S&P Dividend Yield and Implied Volatility inputs in the Black Scholes Model that is tailored to the remaining term of each call option. In addition, the Company corroborates the broker quotes to Bloomberg and to actual trades. As the Company process corroborates the broker quotes to the market, index call options are classified as Level 2.

Level 3 - Financial Assets
At December 31, 2012, the Company did not classify any non-agency mortgage-backed securities carried at fair value due to NAIC 6 rating in Level
3. As December 31, 2011, the Company classified in Level 3 several non-agency mortgage-backed securities carried at fair value due to an initial NAIC "6" rating under the two-step process required by SSAP No. 43R. These securities were classified in Level 3 due to the price being based on unobservable market data due to lack of observable measurements. The Company did not classify any limited partnerships carried at fair value in Level 3 at December 31, 2012. The Company classified one limited partnership carried at fair value in Level 3 at December 31, 2011. The limited partnership fair values were derived using unobservable market data.

The following table summarizes changes to our financial instruments for the year ended December 31, 2012 carried at fair value for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements:

                                                                          Total gains   Total gains
                             Beginning                                    and (losses)  and (losses)                   Ending
                             balance at     Transfers      Transfer out   included in   included in                  balance at
                              1/1/2012     into Level 3     of Level 3     net income     surplus      Settlements   12/31/2012
------------------------------------------------------------------------------------------------------------------------------------
Assets:
  Bonds
    Industrial and Misc      $       26   $          -   $        (23)   $         11   $      (14)    $        -    $        -
  Other Investments                 410              -           (175)              -         (235)             -             -
------------------------------------------------------------------------------------------------------------------------------------
Total Assets                 $      436   $          -   $       (198)   $         11   $     (249)    $        -    $        -
====================================================================================================================================

The following table summarizes changes to our financial instruments for the year-end December 31, 2011 carried at fair value for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements:

                                                                          Total gains   Total gains
                             Beginning                                    and (losses)  and (losses)                   Ending
                             balance at     Transfers      Transfer out   included in   included in                  balance at
                              1/1/2011     into Level 3     of Level 3     net income     surplus      Settlements   12/31/2011
------------------------------------------------------------------------------------------------------------------------------------
Assets:
  Bonds
    Industrial and Misc      $      274   $         26   $       (274)   $          -   $        -     $        -    $       26
  Other Investments                 879            410           (879)              -            -              -           410
  Mortgages
    Commercial                    3,750              -              -               -            -         (3,750)            -
------------------------------------------------------------------------------------------------------------------------------------
Total Assets                 $    4,903   $        436   $     (1,153)   $          -   $        -     $   (3,750)   $      436
====================================================================================================================================

Transfers between level categorizations may occur due to changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads. Transfers between level categorizations may also occur due to changes in the valuation source. Transfers in and out of level categorizations are reported as having occurred at the beginning of the quarter in which the transfer occurred. There were no transfers between Level 1 and 2 during 2012 or 2011.

The tables below reflect the fair values and book/adjusted carrying values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method. The fair values are also categorized into the three-level fair value hierarchy as described above.

For the year ended December 31, 2012:

                                                         Book                                                              Not
                                                       /Adjusted                                                       Practicable
                                                       Carrying                                                         (Carrying
                                       Fair Value        Value         Level 1         Level 2         Level 3            Value)
------------------------------------------------------------------------------------------------------------------------------------
Assets:
Bonds                                  $ 1,856,745     $ 1,692,490     $         -     $ 1,557,682     $   299,063     $         -
Preferred Stocks                             8,750           8,039               -           6,593           2,157               -
Common Stocks                              219,205         219,205         214,632           4,573               -               -
Mortgage Loans                             602,132         569,496               -               -         602,132               -
Cash, cash equivalents and
  short-term investments                    76,332          76,332          76,332               -               -               -
Loans on insurance contracts               110,963          97,236               -               -         110,963               -
Other investments                            7,823           7,578           2,655           1,560           3,608               -
Investment income due and accrued           24,300          24,300          24,300               -               -               -
Separate account assets                  4,222,023       4,222,023       4,222,023               -               -               -
------------------------------------------------------------------------------------------------------------------------------------
Total financial assets                 $ 7,128,273     $ 6,916,699     $ 4,539,942     $ 1,570,408     $ 1,017,923     $         -
====================================================================================================================================

Liabilities:
Deposit-type funds                     $   210,770     $   210,599     $         -     $         -     $   210,770     $         -
Separate account liabilities             4,222,023       4,222,023       4,222,023               -               -               -
------------------------------------------------------------------------------------------------------------------------------------
Total financial liabilities            $ 4,432,793     $ 4,432,622     $ 4,222,023     $         -     $   210,770     $         -
====================================================================================================================================

For the year ended December 31, 2011:

                                                         Book                                                              Not
                                                       /Adjusted                                                       Practicable
                                                       Carrying                                                         (Carrying
                                       Fair Value        Value         Level 1         Level 2         Level 3            Value)
------------------------------------------------------------------------------------------------------------------------------------
Assets:
Bonds                                  $ 1,806,820     $ 1,665,427     $         -     $ 1,509,828     $ 296,992     $           -
Preferred Stocks                            12,101          11,481               -           9,997         2,104                 -
Common Stocks                              205,744         205,744         201,171           4,573             -                 -
Mortgage Loans                             436,872         415,493               -               -       436,872                 -
Cash, cash equivalents and short-term
  investments                              119,360         119,360         119,360               -             -                 -
Loans on insurance contracts                98,467          94,304               -               -        98,467                 -
Other investments                            3,851           3,851               -               -         3,851                 -
Investment income due and accrued           24,558          24,558          24,558               -             -                 -
Separate account assets                  3,672,752       3,672,752       3,672,752               -             -                 -
------------------------------------------------------------------------------------------------------------------------------------
Total financial assets                 $ 6,380,525     $ 6,212,970     $ 4,017,841     $ 1,524,398     $ 838,286     $           -
====================================================================================================================================

Liabilities:
Deposit-type funds                     $   206,233     $   205,982     $         -     $         -     $ 206,233     $           -
Separate account liabilities             3,672,752       3,672,752       3,672,752               -             -                 -
------------------------------------------------------------------------------------------------------------------------------------
Total financial liabilities            $ 3,878,985     $ 3,878,734     $ 3,672,752     $         -     $ 206,233     $           -
====================================================================================================================================

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

     Bonds and Preferred Stocks: The fair values for bonds and preferred stocks are based on quoted market prices, where available. For bonds and preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.The fair values of loan-backed and structured securities are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Affiliated preferred stocks are carried at cost. Bonds and preferred stocks priced based on observable market information are assigned to Level 2. Bonds and preferred stocks priced based on uncorroborated broker quotes, unobservable market inputs or internal valuations are assigned to Level 3.

     Common Stocks: For publicly traded securities and affiliated mutual funds, fair value is obtained from independent pricing services or fund managers and are assigned to Level 1 as the fair values are based on quoted prices in active markets for identical securities. For stock in FHLB carrying amount approximates fair value and as such are assigned to Level 2. Stocks in affiliates carried on the equity method are not included as part of the fair value disclosure.

     Mortgage Loans: The fair value of commercial mortgage loans was estimated using discounted cash flow calculations which are based on interest rates currently being offered for similar loans to borrowers with similar credit ratings, credit quality, and maturity of the investments. Fair values for commercial mortgages with potential loan losses are based on discounted cash flow analysis of the underlying properties. Commercial mortgage loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral. The fair value of residential mortgage loans acquired in 2012 was determined based on a discounted cash flow methodology performed by a third party. The discounted cash flow methodology incorporated historical performance, borrower, collateral and underwriting characteristics and broader macroeconomic factors.

     Cash, Cash Equivalents and Short-term Investments, and Investment Income Due and Accrued: The carrying amounts for these instruments approximate their fair values due to the short maturity of these investments.

     Other Investments: Exchange traded call and put options are classified as Level 1 since the valuations are based on quoted net asset values in active markets for identical securities. Index call options where the primary inputs to valuations include broker quotes use the S&P Dividend Yield and Implied Volatility inputs in the Black Scholes Model that is tailored to the remaining term of each call option. In addition, the Company corroborates the broker quotes to Bloomberg and to actual trades and as such are assigned to Level 2. The fair value for other investments assigned to Level 3 based on quoted market prices where available or are internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Other investments carried on the equity method are not included as part of the fair value disclosure.

     Loans on Insurance Contracts: The fair values for loans on insurance contracts are estimated using discounted cash flow analysis at interest rates currently offered for similar loans. Loans on insurance contracts with similar characteristics are aggregated for purposes of the calculations.

     Deposit-Type Funds: Deposit-type funds are valued using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

     Separate Account Assets and Liabilities: The fair values of separate account assets are based upon net asset values provided by the fund managers. Separate account liabilities are carried at the fair value of the underlying assets.

NOTE 4 - INCOME TAXES

The application of SSAP No. 101 requires a company to evaluate the recoverability of deferred tax assets and to establish a valuation allowance if necessary to reduce the deferred tax asset to an amount which is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) the timing of their reversals; (4) taxable income in prior carry back years as well as projected taxable earnings exclusive of reversing temporary differences and carry forwards; (5) the length of time that carryovers can be utilized: (6) unique tax rules that would impact the utilization of the deferred tax assets; and (7) tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused.

Based on an evaluation of the above factors, management believes it more likely than not that the deferred tax assets will be realized.

The Company has elected to present prior year amounts in accordance with SSAP No. 101 and current statutory financial statement presentation guidance. The adoption of SSAP No. 101 had no impact on the Company's financial position.

The components of the net deferred tax asset/(liability) as of December 31, 2012 are as follows:

                                                                                                Ordinary   Capital    Total
------------------------------------------------------------------------------------------------------------------------------------
Gross deferred tax assets                                                                       $ 100,715  $   7,350  $ 108,065
Statutory valuation allowance adjustments                                                               -          -          -
------------------------------------------------------------------------------------------------------------------------------------
Adjusted gross deferred tax assets                                                                100,715      7,350    108,065
Deferred tax assets non-admitted                                                                   42,073          -     42,073
------------------------------------------------------------------------------------------------------------------------------------
Subtotal net deferred tax asset/(liability)                                                        58,642      7,350     65,992
------------------------------------------------------------------------------------------------------------------------------------
Deferred tax liabilities                                                                          (10,564)   (17,930)   (28,494)
------------------------------------------------------------------------------------------------------------------------------------
Net admitted deferred tax assets                                                                $  48,078  $ (10,580) $  37,498
====================================================================================================================================

The amount of admitted adjusted gross deferred tax assets under each component of SSAP No. 101 as of December 31, 2012 is:

                                                                                                Ordinary   Capital    Total
------------------------------------------------------------------------------------------------------------------------------------
Admission calculation components
SSAP No. 101
Federal income taxes paid in prior years recoverable
  through loss carrybacks                                                                       $  22,193  $   3,720  $  25,913
Adjusted gross deferred tax assets expected to be realized
  (excluding the amount of deferred tax assets from above)
  After application of the threshold limitation                                                 $  11,585  $       -  $  11,585
    Adjusted gross deferred tax assets expected to be
      realized following the balance sheet date                                                 $  11,585  $       -  $  11,585
    Adjusted gross deferred tax assets allowed per
      limitation threshold                                                                            xxx        xxx  $ 188,763
Adjusted gross deferred tax assets offset by gross
  deferred tax liabilities                                                                      $  24,864  $   3,630  $  28,494
Deferred tax assets admitted as the result of application
  of SSAP No. 101                                                                               $  58,642  $   7,350  $  65,992
------------------------------------------------------------------------------------------------------------------------------------

The components of the net deferred tax asset/(liability) as of December 31, 2011 are as follows:

                                                                                                Ordinary   Capital    Total
------------------------------------------------------------------------------------------------------------------------------------
Gross deferred tax assets                                                                      $  79,577   $   4,560  $  84,137
Statutory valuation allowance adjustments                                                              -           -          -
------------------------------------------------------------------------------------------------------------------------------------
Adjusted gross deferred tax assets                                                                79,577       4,560     84,137
Deferred tax assets non-admitted                                                                  36,564           -     36,564
------------------------------------------------------------------------------------------------------------------------------------
Subtotal net deferred tax asset/(liability)                                                       43,013       4,560     47,573
------------------------------------------------------------------------------------------------------------------------------------
Deferred tax liabilities                                                                          (8,493)    (11,506)   (19,999)
------------------------------------------------------------------------------------------------------------------------------------
Net admitted deferred tax assets                                                               $  34,520   $  (6,946) $  27,574
====================================================================================================================================

The amount of admitted adjusted gross deferred tax assets under each component of SSAP No. 101 as of December 31, 2011 is:

                                                                                                Ordinary   Capital    Total
------------------------------------------------------------------------------------------------------------------------------------
Admission calculation components
SSAP No. 101
Federal income taxes paid in prior years recoverable
  through loss carrybacks                                                                       $  25,261  $       -  $  25,261
Adjusted gross deferred tax assets expected to be realized
  (excluding the amount of deferred tax assets from above)
  After application of the threshold limitation                                                 $   2,313  $       -  $   2,313
    Adjusted gross deferred tax assets expected to be
      realized following the balance sheet date                                                 $   2,313  $       -  $   2,313
    Adjusted gross deferred tax assets allowed per
      limitation threshold                                                                            xxx        xxx  $ 197,875
Adjusted gross deferred tax assets offset by gross
  deferred tax liabilities                                                                      $  15,439  $   4,560  $  19,999
Deferred tax assets admitted as the result of application
  of SSAP No. 101                                                                               $  43,013  $   4,560  $  47,573
------------------------------------------------------------------------------------------------------------------------------------

The changes in the components of the net deferred tax asset/(liability) from December 31, 2011 to December 31, 2012 are as follows:

                                                                                                Ordinary   Capital    Total
------------------------------------------------------------------------------------------------------------------------------------
Gross deferred tax assets                                                                      $  21,138   $   2,790  $  23,928
Statutory valuation allowance adjustments                                                              -           -          -
------------------------------------------------------------------------------------------------------------------------------------
Adjusted gross deferred tax assets                                                                21,138       2,790     23,928
Deferred tax assets non-admitted                                                                   5,509           -      5,509
------------------------------------------------------------------------------------------------------------------------------------
Subtotal net deferred tax asset/(liability)                                                       15,629       2,790     18,419
------------------------------------------------------------------------------------------------------------------------------------
Deferred tax liabilities                                                                          (2,071)     (6,424)    (8,495)
------------------------------------------------------------------------------------------------------------------------------------
Net admitted deferred tax assets                                                               $  13,558   $  (3,634) $   9,924
====================================================================================================================================

                                                                                                Ordinary   Capital    Total
------------------------------------------------------------------------------------------------------------------------------------
Admission calculation components
SSAP No. 101
Federal income taxes paid in prior years recoverable
  through loss carrybacks                                                                       $  (3,068) $   3,720  $     652
Adjusted gross deferred tax assets expected to be realized
  (excluding the amount of deferred tax assets from above)
  After application of the threshold limitation                                                 $   9,272  $       -  $   9,272
    Adjusted gross deferred tax assets expected to be
      realized following the balance sheet date                                                 $   9,272  $       -  $   9,272
    Adjusted gross deferred tax assets allowed per
      limitation threshold                                                                            xxx        xxx  $  (9,112)
Adjusted gross deferred tax assets offset by gross
  deferred tax liabilities                                                                      $   9,425  $    (930) $   8,495
Deferred tax assets admitted as the result of application
  of SSAP No. 101                                                                               $  15,629  $   2,790  $  18,419
------------------------------------------------------------------------------------------------------------------------------------

The Company used the following amounts in determining the DTA admissibility:

                                                                                                             2012         2011
------------------------------------------------------------------------------------------------------------------------------------
Ratio percentage used to determine recovery period and
  threshold limitation above [Ex DTA ACL RBC ratio]                                                           987%           1,002%
Amount of adjusted capital and surplus used to determine
  recovery period and threshold limitation above                                                       $ 1,258,420     $ 1,319,168
------------------------------------------------------------------------------------------------------------------------------------

The impact of tax planning strategies is as follows:

                                                                                         December 31, 2012
------------------------------------------------------------------------------------------------------------------------------------
                                                                           Ordinary           Capital              Total
                                                                           Percent            Percent             Percent
------------------------------------------------------------------------------------------------------------------------------------
Adjusted gross DTAs (% of total adjusted gross DTAs)                          0%                 0%                   0%
Net admitted adjusted gross DTAs (% of total net admitted
  adjusted gross DTAs)                                                       20%                 0%                  20%
------------------------------------------------------------------------------------------------------------------------------------

The impact of tax planning strategies is as follows:

                                                                                         December 31, 2011
------------------------------------------------------------------------------------------------------------------------------------
                                                                           Ordinary           Capital              Total
                                                                           Percent            Percent             Percent
------------------------------------------------------------------------------------------------------------------------------------
Adjusted gross DTAs (% of total adjusted gross DTAs)                          0%                 0%                   0%
Net admitted adjusted gross DTAs (% of total net admitted
  adjusted gross DTAs)                                                        0%                 0%                   0%
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                 Change
------------------------------------------------------------------------------------------------------------------------------------
                                                                           Ordinary           Capital              Total
                                                                           Percent            Percent             Percent
------------------------------------------------------------------------------------------------------------------------------------
Adjusted gross DTAs (% of total adjusted gross DTAs)                          0%                 0%                  0%
Net admitted adjusted gross DTAs (% of total net admitted
  adjusted gross DTAs)                                                       20%                 0%                 20%
------------------------------------------------------------------------------------------------------------------------------------

The Company's tax-planning strategies did not include the use of reinsurance related tax planning strategies.

The provision for incurred federal income taxes on earnings are:

                                                                                              Years ended December 31,
                                                                                ----------------------------------------------------
                                                                                   2012                2011                2010
------------------------------------------------------------------------------------------------------------------------------------
Federal income (loss)                                                           $     (3,926)       $     19,605        $    17,419
Foreign                                                                                    -                   -                  -
------------------------------------------------------------------------------------------------------------------------------------
Subtotal                                                                              (3,926)             19,605             17,419
Federal income tax on net capital gains                                               11,232               5,192              7,842
Other                                                                                   (354)             (1,212)           (16,018)
------------------------------------------------------------------------------------------------------------------------------------
Federal and foreign income tax incurred                                         $      6,952        $     23,585        $     9,243
====================================================================================================================================

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31 are as follows:

                                                                                December 31,
------------------------------------------------------------------------------------------------------   Change         Change
                                                                    2012           2011           2010  from 2011      from 2010
------------------------------------------------------------------------------------------------------------------------------------
Deferred tax assets:
  Ordinary
    Discounting of unpaid losses                           $         150  $         172  $         177  $        (22)  $         (5)
    Unearned premium reserve                                         439            385            433            54            (48)
    Policyholder reserves                                         25,989         14,564          9,409        11,425          5,155
    Deferred acquisition costs                                    21,384         18,535         17,348         2,849          1,187
    Policyholder dividends accrual                                 2,964          2,953          3,002            11            (49)
    Fixed assets                                                      63             56             48             7              8
    Compensation and benefits accrual                             20,418         18,248          7,958         2,170         10,290
    Receivables - nonadmitted                                     20,554         17,406         16,616         3,148            790
    Net operating loss carry-forward                                  45              -              -            45              -
    Other (including items <5% of total
      ordinary tax assets)                                         8,709          7,258          5,907         1,451          1,351
------------------------------------------------------------------------------------------------------------------------------------
      Subtotal                                                   100,715         79,577         60,898        21,138         18,679
    Non-admitted deferred tax assets                              42,073         36,564         18,044         5,509         18,520
------------------------------------------------------------------------------------------------------------------------------------
    Admitted ordinary deferred tax assets                  $      58,642  $      43,013  $      42,854  $     15,629   $        159
====================================================================================================================================

                                                                                December 31,
------------------------------------------------------------------------------------------------------   Change         Change
                                                                    2012           2011           2010  from 2011      from 2010
------------------------------------------------------------------------------------------------------------------------------------
  Capital
    Investments                                            $       4,507  $       1,609  $       1,897  $      2,898   $       (288)
    Real Estate                                                    2,256          2,239          2,006            17            233
    Other (including items <5% of total
      ordinary tax assets)                                           587            712            663          (125)            49
------------------------------------------------------------------------------------------------------------------------------------
    Admitted capital deferred tax assets                           7,350          4,560          4,566         2,790             (6)
------------------------------------------------------------------------------------------------------------------------------------
    Admitted deferred tax assets                           $      65,992  $      47,573  $      47,420  $     18,419   $        153
====================================================================================================================================

Deferred tax liabilities:
  Ordinary
    Investments                                            $       1,409  $       1,498  $       1,407  $        (89)  $         91
    Fixed assets                                                   5,022          4,598          4,583           424             15
    Policyholder reserves                                            111            148             81           (37)            67
    Unearned commissions                                           3,749          1,977            233         1,772          1,744
    Other (including items <5% of total
      ordinary tax liabilities)                                      273            272            256             1             16
------------------------------------------------------------------------------------------------------------------------------------
      Subtotal                                             $      10,564  $       8,493  $       6,560  $      2,071   $      1,933
====================================================================================================================================

  Capital
    Investments                                            $      17,598  $      11,089  $      16,968  $      6,509   $     (5,879)
    Real estate                                                      332            417            475           (85)           (58)
------------------------------------------------------------------------------------------------------------------------------------
      Subtotal                                             $      17,930  $      11,506  $      17,443  $      6,424   $     (5,937)
====================================================================================================================================

  Deferred tax liabilities                                 $      28,494  $      19,999  $      24,003  $      8,495   $     (4,004)
------------------------------------------------------------------------------------------------------------------------------------
  Net deferred tax assets                                  $      37,498  $      27,574  $      23,417  $      9,924   $      4,157
====================================================================================================================================

The change in the net admitted deferred tax asset was $5,280, $4,157 and $(1,091) for the years ended December 31, 2012, 2011 and 2010, respectively.
The change in non-admitted deferred tax assets of $5,509, $18,520 and $(6,466) was included in "Change in non-admitted assets" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2012, 2011 and 2010, respectively.

The change in net deferred income taxes as of December 31 are as follows:

                                                                                   2012                2011                Change
------------------------------------------------------------------------------------------------------------------------------------
Total gross deferred tax assets                                                 $ 108,065           $  84,137           $  23,928
Total deferred tax liabilities                                                     28,494              19,999               8,495
------------------------------------------------------------------------------------------------------------------------------------
Net deferred tax asset/(liability)                                              $  79,571           $  64,138              15,433
=============================================================================================================
Tax effect of unrealized gains/(losses)                                                                                     3,243
Adjust due to BNL Financial dissolution                                                                                       (45)
------------------------------------------------------------------------------------------------------------------------------------
Change in net deferred income tax                                                                                        $ 18,631
====================================================================================================================================

                                                                                   2011                2010                Change
------------------------------------------------------------------------------------------------------------------------------------
Total gross deferred tax assets                                                 $  84,137           $  65,464           $  18,673
Total deferred tax liabilities                                                     19,999              24,003              (4,004)
------------------------------------------------------------------------------------------------------------------------------------
Net deferred tax asset/(liability)                                              $  64,138           $  41,461              22,677
=============================================================================================================
Tax effect of unrealized gains/(losses)                                                                                    (4,355)
------------------------------------------------------------------------------------------------------------------------------------
Change in net deferred income tax                                                                                       $  18,322
====================================================================================================================================

                                                                                   2010                2009                Change
------------------------------------------------------------------------------------------------------------------------------------
Total gross deferred tax assets                                                 $  65,464           $  66,750           $  (1,286)
Total deferred tax liabilities                                                     24,003              17,732               6,271
------------------------------------------------------------------------------------------------------------------------------------
Net deferred tax asset/(liability)                                              $  41,461           $  49,018              (7,557)
=============================================================================================================
Tax effect of unrealized gains/(losses)                                                                                     5,788
------------------------------------------------------------------------------------------------------------------------------------
Change in net deferred income tax                                                                                       $  (1,769)
====================================================================================================================================

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference as of December 31, 2012, 2011 and 2010 were as follows:

                                                                                   2012                2011                2010
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) from operations before income taxes                             $  (2,537)          $  45,576           $  74,768
Net realized capital gains before income taxes                                     15,596               6,438              15,557
Prior year reserve errors                                                          (8,524)             (7,985)                  -
Prior year IBNR error                                                                   -              (1,053)                  -
Change in pension liability                                                        (1,167)             (1,183)                  -
Change in unauthorized reinsurance                                                    (20)                  -                  (1)
------------------------------------------------------------------------------------------------------------------------------------
Total pre-tax statutory income                                                      3,348              41,793              90,324
Change in non-admitted assets                                                      (8,991)             (2,258)                645
IMR amortization                                                                   (2,065)             (1,267)               (983)
Tax-exempt income                                                                  (9,818)            (10,988)             (9,897)
Investment in subsidiary held for sale                                             (2,888)                  -                   -
Dividend from affiliate                                                           (12,176)            (10,611)                  -
IRS examination                                                                     1,111                   -                   -
Non-deductible expense                                                              2,310               1,598               1,041
Other                                                                                 (38)                  -                (611)
------------------------------------------------------------------------------------------------------------------------------------
    Subtotal                                                                      (29,207)             18,267              80,519
Statutory tax rate                                                                   0.35                0.35                0.35
------------------------------------------------------------------------------------------------------------------------------------
    Subtotal                                                                      (10,222)              6,393              28,182
Change in federal income tax reserve                                                 (416)                 12             (15,907)
Tax credits                                                                        (1,041)             (1,142)             (1,263)
------------------------------------------------------------------------------------------------------------------------------------
Total statutory income taxes                                                    $ (11,679)          $   5,263           $  11,012
====================================================================================================================================

Federal and foreign income tax incurred                                         $   6,952           $  23,585           $   9,243
Change in deferred income tax                                                     (18,631)            (18,322)              1,769
------------------------------------------------------------------------------------------------------------------------------------
Total statutory income taxes                                                    $ (11,679)          $   5,263           $  11,012
====================================================================================================================================

At December 31, 2012, the Company has a net operating loss carryover, as a result of BNL Financial Corporation dissolution, of $128 that will expire in 2026.

The following is income tax incurred that is available for recoupment in the event of future net losses:

Tax Year:                        Ordinary           Capital            Total
--------------------------------------------------------------------------------
2010                             $  18,699          $   7,215          $  25,914
2011                             $       -          $       -          $       -
2012                             $       -          $       -          $       -
--------------------------------------------------------------------------------

There were no deposits admitted under IRC Section 6033.

The Company joins in a consolidated federal income tax return filed by AMHC. The members of the affiliated group joining in the AMHC consolidated return are as follows:

Ameritas Holding Company                    PRB Administrators, Inc.
Summit Investment Advisors                  Union Central Mortgage Funding, Inc.
Ameritas Mortgage Funding, Inc.             Acacia Federal Savings Bank
Ameritas Life Insurance Corp.               Acacia Service Corporation
Acacia Life Insurance Company               Acacia Realty Corporation
Ameritas Investment Corp.                   Calvert Investments, Inc.
BNL Financial Corporation                   Calvert Investment Management, Inc.
Ameritas Life Insurance Corp. of New York   Calvert Investment Administrative Service, Inc.
The Union Central Life Insurance Company    Calvert Investment Distributors, Inc.
PRBA, Inc.                                  Calvert Investment Services, Inc.

The Company's income tax allocation is based upon a written agreement which generally specifies separate return calculation with current credit for net operating losses, net capital losses and/or credits which are used to reduce the portion of the consolidated income tax liability.

The Company has no tax loss contingencies for which it is reasonably possible that the liability will significantly increase within the twelve months of the reporting date.

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES

In June of 2012, a definitive agreement was reached to sell 100 percent of the stock of Acacia Federal Savings Bank ("AFSB"), a subsidiary owned by the Company and Acacia Life, to Customers Bancorp Inc. Subject to receiving regulatory approval, the transaction is targeted to be closed in early 2013. At December 31, 2012, the Company valued AFSB at its fair value minus estimated selling costs and recognized a pre-tax unrealized loss of $3,400 and a pre-tax realized loss of $7,080 on the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

On December 31, 2012, in conjunction with the anticipated sale of AFSB, the Company purchased residential mortgage loans of $130,766 and real estate of $1,330 from AFSB, which represented the fair value of the loans and real estate. Additionally on this date, the Company made a capital contribution of $1,067 to AFSB. On April 30, 2012, the Company received a common stock cash dividend of $1,479 from AFSB.

The Company received a common stock cash dividend of $10,000 from Acacia Life on December 17, 2012.

Effective December 31, 2012, BNL Financial was dissolved and the net assets were distributed to the Company as dividend income in the amount of $253. See Note 2 for further details.

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES, (continued)

On November 30, 2012, the Company made an $800 capital contribution to AIC.

On December 20, 1999, the Company purchased $25,000 of redeemable preferred stock from Acacia Life. The stock, which pays dividends in an amount per annum equal to 6.66% in 2012, 2011 and 2010, and is non-voting, provides for redemption beginning in 2005 with final redemption on or by January 1, 2015. On June 5, 2012, the Company redeemed 100,000 shares at $2,500. The Company received ordinary preferred stock dividends from Acacia Life in the amounts of $125 on March 14, 2012, $125 on June 5, 2012, $111 on September 4, 2012 and $83
on December 13, 2012.

The Company offers mutual funds of Calvert Variable Series, Inc. ("CVS") and Calvert Variable Products, Inc. ("CVP"), affiliates, to policyholders through separate accounts. The Company had separate account investments in mutual funds offered through CVS and CVP of $1,174,068 and $1,057,580 as of December 31, 2012 and 2011, respectively.

Affiliates of the Company provide investment advisory and administrative services to CVS and CVP on a fee basis.

The Company's variable life and annuity products are distributed through Ameritas Investment Corp. ("AIC"). Policies placed by this affiliate generated commission and general insurance expense of $19,625, $15,449 and $14,253 for the years ended December 31, 2012, 2011 and 2010, respectively.

On January 31, 2011, the Company loaned AIC $5,000 with an interest rate of .86% per annum. The principal and interest of the loan were paid to the Company at the time the loan matured, which was March 17, 2011.

Effective April 1, 2002, Ameritas Variable Life Insurance Company (now merged with the Company) and Acacia National Life Insurance Company (merged with Acacia Life as of January 1, 2004) entered into agreements under which the Company accepted, either on a coinsurance (the fixed account business) or on a modified coinsurance basis (the separate account business), the rights, liabilities and obligations of the variable life and annuity products of Acacia Life. In addition, the Company entered into an assumptive reinsurance agreement to assume these ceded policies upon regulatory or policyholder approval as required. In connection with these agreements, assets and liabilities were transferred from Acacia Life to the Company at fair value, which resulted in recording goodwill of $10,794, which is being amortized over 10 years. No balance of goodwill remains at December 31, 2012. Amortization of goodwill was $270, $1,079 and $1,079 for the years ended December 31, 2012, 2011 and 2010, respectively.

The Company reported the following amounts due from/(to) the below listed affiliates at December 31, 2012 and 2011, which were recorded in "Other admitted assets" and "Other liabilities" in the Balance Sheets-Statutory Basis. The terms of the settlements require that these amounts be settled monthly.


                                                      2012            2011
--------------------------------------------------------------------------------
Ameritas Holding Company                           $(4,196)        $(3,298)
The Union Central Life Insurance Company             1,516           6,431
Ameritas Life Insurance Corp. of New York            2,140           2,089
Ameritas Investment Corp.                              649             129
Summit Investment Advisors, Inc.                       340             201
Acacia Life Insurance Company                        8,963           1,961
Acacia Federal Savings Bank                            437              71
Calvert Investments, Inc.                              168             180
Brokers National Life Assurance Company                209               -
--------------------------------------------------------------------------------
Total                                              $10,226         $ 7,764
================================================================================

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES, (continued)

Aviva USA, through assumption reinsurance, has assumed approximately 99% of the Company's equity indexed annuity business as of December 31, 2012 and 2011, reducing the respective ceded allowance to $22 and $21 which is included as a reduction of reserves for life, accident and health policies. As a condition to assumption reinsurance, certain states have required the Company to remain contingently liable in the event the assuming reinsurer is unable to fulfill its obligations. The Company is contingently liable for $284 and $306 of additional reserves as of December 31, 2012 and 2011, respectively.

The Company provides, as well as receives, technical, financial, legal and marketing support to and from its affiliates under various administrative service and cost-sharing agreements. The net effect on general insurance expenses under these agreements has been a decrease of $82,403, $102,756 and $27,712 for the years ended December 31, 2012, 2011 and 2010, respectively. In addition, the Company receives investment advisory services from an affiliate. Costs related to this agreement totaled $3,903, $3,705 and $3,546 of which $3,738, $3,563 and $3,460 is included in investment expenses and the remainder is included in general insurance expenses for the years ended December 31, 2012, 2011 and 2010, respectively.

Beginning in 2011, the Company was charged a fee for the use of furniture and equipment owned by affiliates. The amount of fees recorded relating to these transactions was $2,618 and $3,429 for the years ended December 31, 2012 and 2011, respectively.

In 2010, the Company acquired two mortgage loans from Acacia Federal Savings Bank for consideration of $7,901, which was consistent with fair value.

NOTE 6 - BORROWED MONEY

From the BNL Financial dissolution (see Note 2), the Company has bonds of $314 that were issued in conjunction with a settlement with certain shareholders of BNL Financial in 2001. The bonds are for a term of twelve years, effective December 13, 2002, with principal payable at maturity and bear interest at the rate of 6% per annum payable annually from the previous fiscal year's earnings. The bonds are fully callable and redeemable at par at any time. BNL Financial called these bonds in January 2012 at which time accruing for interest ceased. The Company continues efforts to actively locate bond owners to redeem their certificates.

The Company has a $15,000 unsecured line of credit available at December 31, 2012. No balance was outstanding at any time during 2012 and 2011. The line of credit expires May 31, 2013.

NOTE 7 - EMPLOYEE BENEFITS

The Company holds a pre-funded pension expense receivable, due from AHC. The balance of the prefunded pension expense receivable was $15,990 at December 31, 2012 and 2011, and is a non-admitted asset.

The Company participates in a non-contributory defined benefit plan ("the Pension Plan") sponsored by AHC. The Company is charged expense equal to its proportionate share of required funding for its participation in the Pension Plan based on the separate benefit formulas of the pre-merger plans. The Company incurred pension expense of $7,373, $7,904 and $3,957 in 2012, 2011 and 2010, respectively, for its participation in the Pension Plan.

The Company also participates in the postretirement benefit plans sponsored by AHC. The expense for the postretirement benefit plan was paid entirely by AHC.

The Company sponsors a non-qualified unfunded defined benefit pension plan where the Company makes payments under certain voluntary arrangements for payment of retirement benefits, which are not provided for under the Pension Plan.

The measurement date for the Company's pension benefits was December 31 for 2012, 2011 and 2010. A summary of the assets, obligations and assumptions are as follows:

                                                                                                Pension Benefits
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   2012                2011                2010
------------------------------------------------------------------------------------------------------------------------------------
Change in projected benefit obligation:
    Projected benefit obligation at beginning of year                           $     14,223        $     12,747       $     13,700
    Service cost                                                                         181                 129                112
    Interest cost                                                                        651                 702                755
    Actuarial loss                                                                     1,496               1,730                237
    Benefits paid                                                                     (1,085)             (1,085)            (1,179)
    Settlements                                                                            -                   -               (878)
------------------------------------------------------------------------------------------------------------------------------------
    Projected benefit obligation at end of year                                 $     15,466        $     14,223       $     12,747
====================================================================================================================================

  Funded status:
    Unrecognized net loss                                                       $      4,966        $      3,698       $      2,094
    Accrued liabilities                                                         $    (10,500)       $    (10,525)      $    (10,653)

  Accumulated benefit obligation for vested employees                           $     12,850        $     11,708       $     10,759

  Components of net periodic benefit cost:
    Service cost                                                                $        181        $        129       $        112
    Interest cost                                                                        651                 702                755
    Amount of recognized losses                                                          228                 126                107
    Settlements                                                                            -                   -               (878)
------------------------------------------------------------------------------------------------------------------------------------
    Total net periodic benefit cost                                             $      1,060        $        957       $         96
====================================================================================================================================

                                                                                                Pension Benefits
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   2012                2011                2010
------------------------------------------------------------------------------------------------------------------------------------
Weighted average
assumptions:
  Discount rate for benefit obligation                                             3.74%               4.76%               5.75%
  Discount rate for net periodic benefit cost                                      4.76%               5.75%               6.00%
  Expected compensation increase or benefit obligation                             5.00%               5.00%               5.00%
  Expected compensation increase for net periodic benefit cost                     5.00%               5.00%               5.00%
  Expected return on plan assets                                                    N/A                 N/A                 N/A
------------------------------------------------------------------------------------------------------------------------------------

Information for pension benefit plans with an accumulated benefit obligation in excess of plan assets as of December 31 follows:

                                                                                                Pension Benefits
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   2012                2011                2010
------------------------------------------------------------------------------------------------------------------------------------
Projected benefit obligation                                                    $     15,466        $     14,223       $     12,747
Accumulated benefit obligation                                                  $     12,850        $     11,708       $     10,759
------------------------------------------------------------------------------------------------------------------------------------

Future expected pension benefit payments are as follows:

  Year                                                             Amount
--------------------------------------------------------------------------------
  2013                                                             $ 1,085
  2014                                                               1,085
  2015                                                               1,077
  2016                                                               1,065
  2017                                                               1,045
2018-2022                                                            7,107
--------------------------------------------------------------------------------

A minimum pension liability adjustment is recognized when the actuarial present value of accumulated benefits exceeds plan assets and accrued pension liabilities. The required minimum liability as of December 31, 2012 and 2011 was $2,350 and $1,183, respectively, which reduced surplus.

Total net periodic benefit cost was recorded in "General insurance expenses" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2012, 2011 and 2010.

The Company's employees and agents participate in defined contribution plans sponsored by AHC that cover substantially all full-time employees and agents.
In addition, certain of the Company's employees participate in an unfunded, non-qualified defined contribution plan sponsored by AHC. Effective January 1, 2011, all employees of UCL, Acacia Life and Ameritas New York became employees of ALIC. Company matching contributions under the defined contribution plans range from 0.5% to 3.0% of the participant's compensation. In addition, for eligible employees who are not Pension Plan participants, the Company makes a contribution of 6.0% of the participant's compensation for those employees hired prior to January 1, 2006 and 5.0% of the participant's compensation for those hired after January 1, 2006. Contributions by the Company to the employee and agents defined contribution plans were $8,990, $8,479 and $5,227 in 2012, 2011 and 2010, respectively.

The defined contribution plans' assets also include investments in deposit administration contracts which included underlying investments in separate accounts of the Company and UCL. The carrying value of the defined contribution plans' assets invested in the separate accounts was approximately $431,256 and $378,742 at December 31, 2012 and 2011, respectively. At December 31, 2012 and 2011, $107,736 and $99,206 was invested in mutual funds which are advised by affiliates.

The Company has deferred compensation plans covering the Board of Directors, certain management employees and agents. $28,509 of deferred compensation liabilities was transferred to the Company in early 2011 as a result of employees of UCL, Acacia Life and Ameritas New York becoming employees of ALIC ("One Company Employment"). The Company's method of accounting for the costs of the postretirement benefit plans other than pensions is the accrual method.

As a result of One Company Employment, the liability for paid time off of $898 was transferred to ALIC in early 2011.

NOTE 8 - DIVIDEND RESTRICTIONS AND SURPLUS

The Company is subject to regulation by the Department, which restricts the advancement of funds to parent and affiliated companies as well as the amount of dividends that may be paid without prior approval. Dividend payments by the Company, when aggregated with all other dividends in the preceding 12 months, cannot exceed the greater of 10% of surplus as of the preceding year-end or the statutory net gain from operations for the previous calendar year, without prior approval from the Department. Based on this limitation, the Company would be able to pay $129,592 in dividends in 2013, without prior approval. The Company paid ordinary dividends of $50,000, $20,000 and $0 to AHC, its' parent, in 2012, 2011 and 2010, respectively.

Unassigned surplus represents the undistributed and unappropriated amount of surplus at the statement date. The cumulative effect related to the portion of unassigned surplus represented or reduced by each of the following items as of December 31:

                                                                                   2012                2011                2010
------------------------------------------------------------------------------------------------------------------------------------
Unrealized capital gains, net of taxes                                          $ 146,563           $ 129,479           $ 101,259
Non-admitted assets                                                              (100,797)            (86,299)            (65,519)
Asset valuation reserve                                                           (64,266)            (52,001)            (49,332)
Liability for reinsurance in unauthorized companies                                   (21)                 (1)                 (1)
------------------------------------------------------------------------------------------------------------------------------------

NOTE 9 - COMMITMENTS AND CONTINGENCIES

At December 31, 2012 and 2011, respectively, the Company had outstanding agreements to fund equity-type limited partnerships of $38,790 and $25,671, respectively, and mortgage loan and real estate commitments of $7,625 and $27,365, respectively, in 2013 and 2012, respectively. In addition at December 31, 2012 and 2011, respectively, the Company has committed to invest $1 and $8 in 2013 and 2012 in low income housing tax credit property investments. These commitments have been made in the normal course of business and are not reflected in the accompanying financial statements. The Company's exposure to credit loss is represented by the contractual notional amount of those instruments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

When a closed block is formed, a projection is developed that represents the cash flows expected to be generated from the assets and liabilities included in the closed block over the life of the closed block. Based on that projection, the periodic expected changes in the net closed block liabilities is derived (glidepath). Cumulative actual closed block earnings in excess of the cumulative expected earnings based on the glidepath will result in additional future dividends to closed block policyholders, unless otherwise offset by less favorable than expected future performance of the closed block. The Company has a Closed Block Memorandum agreement, which requires dividend protection for policyholders within the Closed Block. Because of this agreement, cumulative actual Closed Block earnings in excess of the cumulative expected earnings based on the glidepath do not inure to stockholders and are recorded as a contingent liability. The Company recorded a contingent liability of $0 and $82 at December 31, 2012 and 2011, respectively, related to performance in its Closed Block. The amounts were recorded in "Other liabilities" in the Balance Sheets - Statutory Basis and in "General insurance expenses" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

Guarantee Funds Assessments
As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health insurance guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. The Company estimated its cost related to past insolvencies and has provided a reserve included in "Other Liabilities" of $945 and $1,016 as of December 31, 2012 and 2011, respectively, and estimated recoveries from premium taxes of $854 and $930 included in "Other admitted assets" in the Balance Sheets - Statutory Basis as of December 31, 2012 and 2011, respectively.

Litigation
In the normal course of business, the Company is party to various claims and litigation primarily arising from claims made under insurance policies and contracts. Those actions are considered by the Company in estimating the policy and contract liabilities. The Company's management believes that the resolution of those actions will not have a material adverse effect on the Company's financial position or results of operations.

There were no claims (per claim or claimant) where amounts were paid to settle related to extra contractual obligations or bad faith claims resulting from lawsuits during 2012 and 2011.

NOTE 10 - GAIN OR LOSS TO THE REPORTING ENTITY FROM UNINSURED ACCIDENT AND HEALTH PLANS

ASO Plans
The gain from operations from administrative services only (ASO) uninsured plans which is reported within "General insurance expenses" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis is as follows for the year ended December 31:

                                                                                   2012                2011                2010
------------------------------------------------------------------------------------------------------------------------------------
Net reimbursement for administrative expenses (including
  administrative fees) in excess of actual expenses                             $   1,725           $   2,013           $   2,682
------------------------------------------------------------------------------------------------------------------------------------
Net gain from operations                                                        $   1,725           $   2,013           $   2,682
====================================================================================================================================

Total claim payment volume                                                      $ 138,416           $ 113,784           $ 104,684
====================================================================================================================================

Under NAIC SAP, claim payments related to ASO uninsured plans are excluded from the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

ASC Plans
The gain from operations from administrative services contract (ASC) uninsured plans which is reported within "General insurance expenses" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis is as follows for the year ended December 31:

                                                                                   2012                2011                2010
------------------------------------------------------------------------------------------------------------------------------------
Gross reimbursement for medical cost incurred                                   $ 16,919            $ 17,064            $ 17,064
Other income or expenses (including interest paid
  to or received from plans)                                                          12                  11                   7
Gross expenses incurred (claims and administrative)                               16,370              16,070              14,453
------------------------------------------------------------------------------------------------------------------------------------
Net gain from operations                                                        $    561            $  1,005            $  2,618
====================================================================================================================================

NOTE 11 - LEASES

The Company has several noncancellable operating leases for office space and equipment. Rental expense during 2012, 2011 and 2010 for operating leases was $2,862, $3,426 and $2,567, respectively.

Future minimum lease payments under noncancellable operating leases consisted of the following at December 31, 2012:

--------------------------------------------------------------------------------
2013                                                              $     2,042
2014                                                                    2,057
2015                                                                    1,805
2016                                                                    1,539
2017 and thereafter                                                     4,326
--------------------------------------------------------------------------------
                                                                  $    11,769
--------------------------------------------------------------------------------

NOTE 12 - OTHER ITEMS

Troubled Debt Restructuring
At December 31, 2012, the Company had one mortgage loan with restructured terms of $2,273 and interest income of $0. The Company had no long-term holdings with restructured terms in 2011. The Company incurred no amount of commitments to lend additional funds to debtors owing receivables whose terms have been modified in troubled debt restructuring. The Company's income recognition policy for interest income on an impaired loan is the cash basis/cost recovery method.

Securities on Deposit
Securities with an amortized cost of $7,253 and $7,235 at December 31, 2012 and 2011, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

Uncollectibility of Assets
The Company had admitted assets of $7,335 and $6,362 at December 31, 2012 and 2011, respectively, in accounts receivable for uninsured plans and included with "Other admitted assets" on the Balance Sheets - Statutory Basis. The Company routinely assesses the collectibility of these receivables. Based upon Company experience, less than 1% of the balance may become uncollectible and the potential loss is not material to the Company's financial condition.

NOTE 13 - SUBSEQUENT EVENT

The Company has evaluated events subsequent to December 31, 2012 and through March 28, 2013, the date the financial statements were available to be issued.

NOTE 14 - REINSURANCE

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers. These arrangements provide greater diversification of business and limit the maximum net loss potential on large or hazardous risks. These reinsured risks are treated in the financial statements as risks for which the Company is not liable. Accordingly, policy liabilities and accruals, including incurred but not reported claims, are reported in the financial statements net of reinsurance assumed and ceded. A contingent liability exists with respect to the amount of such reinsurance in the event that the reinsuring companies are unable to meet their obligations. Reinsurance of risk does not discharge the primary liability of the Company, the Company remains contingently liable with respect to any reinsurance ceded, and this contingency would become an actual liability in the event that the assuming company becomes unable to meet its obligation under the reinsurance treaty.

The Company conducts reinsurance business with Acacia Life, Ameritas New York, and other non-affiliated companies. No policies issued by the Company have been reinsured with a foreign company, which is controlled either directly or indirectly, by a party not primarily engaged in the business of insurance.

The Company has not entered into any reinsurance agreements in which the reinsurer may unilaterally cancel any reinsurance for reasons other than nonpayment of premiums or other similar credits. The Company does not have any reinsurance agreements in effect in which the amount of losses paid or accrued through December 31, 2012, 2011 and 2010 would result in a payment to the reinsurer of amounts which, in the aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premiums collected under the reinsured policies.

Following is a summary of the transactions through reinsurance operations:

                                                                                                 Years Ended December 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                      2012              2011                2010
------------------------------------------------------------------------------------------------------------------------------------
Premium Income:
     Assumed (related party $3, $177 and $242 in 2012, 2011 and 2010)           $      65,393      $      56,518      $      56,915
     Ceded (related party $2,304, $2,362 and $1,833 in 2012, 2011 and 2010)            31,956             27,075             27,535
Benefits To Policyholders:
     Assumed                                                                           62,947             54,129             56,353
     Ceded (related party $2,167, $2,096 and $2,093 in 2012, 2011 and 2010)            25,498             28,271             27,075
Reserves for life, accident and health policies:
     Assumed (related party $95, $52 and $43 in 2012, 2011 and 2010)                      376                334                364
     Ceded (related party $1,098, $1,098 and $1,096 in 2012, 2011 and 2010)            80,152             70,799             68,733
------------------------------------------------------------------------------------------------------------------------------------

NOTE 15 - CHANGES IN UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

The change in the liability for unpaid accident and health claims and claim adjustment expenses which is reported in "Reserves for unpaid claims" in the Balance Sheets - Statutory Basis is summarized as follows:


                                           2012            2011            2010
--------------------------------------------------------------------------------
Balance at January 1                   $ 33,719        $ 31,487        $ 37,643
Less reinsurance reserves                (8,695)         (8,437)         (9,495)
--------------------------------------------------------------------------------
Net balance at January 1                 25,024          23,050          28,148
--------------------------------------------------------------------------------

Incurred related to:
  Current Year                          402,506         391,153         388,356
  Prior Year                               (160)         (2,121)         (4,400)
--------------------------------------------------------------------------------
    Total incurred                      402,346         389,032         383,956
--------------------------------------------------------------------------------

Paid related to:
  Current Year                          377,900         366,129         365,306
  Prior Year                             24,864          20,929          23,748
--------------------------------------------------------------------------------
    Total paid                          402,764         387,058         389,054
--------------------------------------------------------------------------------

Net balance at December 31               24,606          25,024          23,050
Plus reinsurance reserves                 8,677           8,695           8,437
--------------------------------------------------------------------------------
Total reserve for unpaid claims        $ 33,283        $ 33,719        $ 31,487
================================================================================


As a result of favorable settlement of prior years' estimated claims, the provision for claims and claim adjustment expenses decreased by $160, $2,121 and $4,400 for the years ended December 31, 2012, 2011 and 2010, respectively.

The Company paid assumed reinsurance claims of $62,795, $53,856 and $57,223 and incurred assumed reinsurance claims of $62,777, $54,114 and $56,128 for the years ended December 31, 2012, 2011 and 2010, respectively.

The Company paid ceded reinsurance claims of $432, $150 and $429, and incurred ceded reinsurance claims of $433, $104 and $405 for the years ended December 31, 2012, 2011 and 2010, respectively.

Anticipated salvage and subrogation are not included in the Company's determination of the liability for unpaid claims/losses.

NOTE 16 - RESERVES FOR LIFE, ACCIDENT AND HEALTH POLICIES

The Company waives deduction of deferred fractional premiums due upon death of the insured and returns any portion of the final premium beyond the date of death on traditional business. Surrender values are not provided in excess of legally computed reserves.

Additional premiums are charged for policies issued on substandard lives according to underwriting classification. Reserves for substandard policies are included in the policy reserve.

As of December 31, 2012 and 2011, respectively, the Company had $3,366,742 and $2,278,559 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Department. Reserves to cover the above insurance totaled $18,615 and $16,551 at December 31, 2012 and 2011, respectively.

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of annuity reserves and deposit-type funds at December 31 are as follows:

                                                                                    2012
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Separate         Separate
                                                                  Account          Account
                                                   General          with             Non-                              % of
                                                   Account       Guarantees       guaranteed          Total            Total
------------------------------------------------------------------------------------------------------------------------------------
Subject to discretionary withdrawal:
  With fair value adjustment                    $   803,540      $         -      $         -      $   803,540            16.0%
  At book value less current
    surrender charge of 5% or more                  101,482                -                -          101,482             2.0%
  At fair value                                           -                -        3,589,213        3,589,213            71.4%
------------------------------------------------------------------------------------------------------------------------------------
Total with adjustment or at fair value              905,022                -        3,589,213        4,494,235            89.4%
  At book value without adjustment
    (minimal or no charge)                          323,325                -                -          323,325             6.4%
Not subject to discretionary withdrawal             208,888                -              272          209,160             4.2%
------------------------------------------------------------------------------------------------------------------------------------
Total gross                                       1,437,235                -        3,589,485        5,026,720           100.0%
Reinsurance ceded                                       192                -                -              192
--------------------------------------------------------------------------------------------------------------
Total annuity reserves and deposit-type funds   $ 1,437,043      $         -      $ 3,589,485      $ 5,026,528
==============================================================================================================

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

                                                                                    2011
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Separate         Separate
                                                                  Account          Account
                                                   General          with             Non-                              % of
                                                   Account       Guarantees       guaranteed          Total            Total
------------------------------------------------------------------------------------------------------------------------------------
Subject to discretionary withdrawal:
  With fair value adjustment                    $   779,283     $          -      $         -      $   779,283            17.8%
  At book value less current surrender
    charge of 5% or more                             27,943                -                -           27,943             0.6%
  At fair value                                           -                -        3,081,046        3,081,046            70.4%
------------------------------------------------------------------------------------------------------------------------------------
Total with adjustment or at fair value              807,226                -        3,081,046        3,888,272            88.8%
  At book value without adjustment
    (minimal or no charge)                          311,277                -                -          311,277             7.1%
Not subject to discretionary withdrawal             179,070                -              233          179,303             4.1%
------------------------------------------------------------------------------------------------------------------------------------
Total gross                                       1,297,573                -        3,081,279        4,378,852           100.0%
Reinsurance ceded                                       246                -                -              246
--------------------------------------------------------------------------------------------------------------
Total annuity reserves and deposit-type funds   $ 1,297,327  $             -      $ 3,081,279      $ 4,378,606
==============================================================================================================

The following information is obtained from the applicable Exhibit in the Company's December 31 Annual Statement and related Separate Accounts Annual Statements, both of which are filed with the Department, and is provided to reconcile annuity reserves and deposit-type funds to amounts reported in the Balance Sheets - Statutory Basis as of December 31:

                                                                                                  2012                2011
------------------------------------------------------------------------------------------------------------------------------------
Life and Accident and Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)                                                      $ 1,217,339         $ 1,081,687
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)                      9,105               9,658
Exhibit 7, Deposit-Type Contracts, Line 14, Column 1                                               210,599             205,982
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 1,437,043           1,297,327
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2                                                                3,589,485           3,081,279
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                                          $ 5,026,528         $ 4,378,606
====================================================================================================================================

NOTE 18 - PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations as of December 31 are as follows:

                                  2012                     2011
--------------------------------------------------------------------------------
                                      Net of                    Net of
        Type                Gross     Loading      Gross        Loading
--------------------------------------------------------------------------------
Ordinary new business     $  5,366    $  3,750      $  2,960    $  1,143
Ordinary renewal             4,096       3,970         1,032         701
--------------------------------------------------------------------------------
Total                     $  9,462    $  7,720      $  3,992    $  1,844
================================================================================


Separate accounts held by the Company offer no investment experience guarantees and relate to individual variable life and annuity policies and group annuity contracts of a nonguaranteed return nature, as approved by the state of domicile pursuant to the Company's certificate of authority. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The assets and liabilities of the account are legally separated or insulated from other Company assets and liabilities. The assets of the separate account are carried at fair value.

NOTE 19 - SEPARATE ACCOUNTS

Variable life and annuities provide an incidental death benefit of the greater of account value or premium paid. The Company offers a policy with a step up minimum guaranteed death benefit option and a guaranteed lifetime withdrawal benefit. The minimum guaranteed death benefit reserve and the guaranteed lifetime withdrawal benefit reserve is held in the "Reserves for life, accident and health policies" line of the Balance Sheets - Statutory Basis.

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. As of December 31, 2012, the Company reported assets and liabilities from variable universal life, variable annuities, and group annuities product lines in a separate account.

In accordance with the products/transactions recorded within the separate account, assets are considered legally insulated from the general account.

As of December 31, 2012 and 2011 the Company's Separate Account Statement included legally insulated assets of $4,222,023 and $3,672,752, respectively. The assets legally insulated from the general account as of December 31, 2012 are attributed to the following products/transactions:

                                                                                                                   Separate
                                                                                  Legally                       Account Assets
                                                                                 Insulated                       (Not Legally
                    Product/ Transaction                                           Assets                          Insulated)
------------------------------------------------------------------------------------------------------------------------------------
Variable Universal Life, Variable Annuity and Group Annuity                    $  4,222,023                     $           -
------------------------------------------------------------------------------------------------------------------------------------

The Company does not engage in securities lending transactions within the separate account.

Information regarding the nonguaranteed separate accounts of the Company is as follows:

                                                                                      2012              2011                2010
------------------------------------------------------------------------------------------------------------------------------------
For the year ended December 31:
    Premiums, considerations or deposits                                        $   585,052         $   539,525          $  496,774
------------------------------------------------------------------------------------------------------------------------------------
At December 31:
Reserves by valuation basis
    For accounts with assets at:
    Fair Value                                                                  $ 4,150,640         $ 3,603,150
---------------------------------------------------------------------------------------------------------------

Reserves subject to discretionary withdrawal:
    At fair value                                                               $ 4,150,368         $ 3,602,917
    Not subject to discretionary withdrawal                                             272                 233
---------------------------------------------------------------------------------------------------------------
Total included in "Separate account liabilities" in the
  Balance Sheets - Statutory Basis                                              $ 4,150,640         $ 3,603,150
===============================================================================================================

Following is a reconciliation of net transfers to (from) separate accounts at December 31:

                                                                                      2012              2011                2010
------------------------------------------------------------------------------------------------------------------------------------
Transfers as reported in the Statements of Income and
  Changes in Surplus of the Separate Accounts Statement:
    Transfers to the separate accounts                                          $ 585,052          $ 539,525          $ 496,774
    Transfers from the separate accounts                                         (505,968)          (508,295)          (461,064)
------------------------------------------------------------------------------------------------------------------------------------
Net transfers to the separate accounts                                             79,084             31,230             35,710
Reconciling adjustments:
    Other                                                                               1                  3                 (2)
------------------------------------------------------------------------------------------------------------------------------------
Net transfers to separate accounts in the Summary of
  Operations and Changes in Capital and Surplus -Statutory
  Basis of the Company                                                          $  79,085          $  31,233          $  35,708
====================================================================================================================================

NOTE 20 - RECONCILIATION OF STATUTORY NET INCOME AND SURPLUS TO GAAP NET INCOME AND EQUITY

On January 1, 2012, the Company adopted new GAAP accounting guidance for deferred acquisition costs, which was retrospectively applied. Prior year amounts in the table below have been restated as required upon retrospective adoption of this new accounting guidance.

A reconciliation of net income and capital and surplus of the Company as determined in accordance with NAIC SAP to amounts determined in accordance with GAAP is as follows:

                                                                                  2012               2011               2010
------------------------------------------------------------------------------------------------------------------------------------
Statutory net income as reported                                                $       28         $   26,187         $   77,950
Insurance reserves                                                                 (10,003)           (25,160)            (6,328)
Deferred policy acquisition costs                                                   44,501              6,025             10,277
Deferred income taxes and other tax reclassifications                                 (516)            20,440             (3,256)
Statutory investment reserves                                                        4,013                975              2,151
Goodwill amortization                                                                  270              1,079              1,079
Income related to investments                                                      (17,062)           (13,881)              (131)
Earnings of subsidiaries                                                            90,543             48,384             81,697
Other                                                                                4,164              4,067                440
------------------------------------------------------------------------------------------------------------------------------------
GAAP net income                                                                 $  115,938         $   68,116         $  163,879
====================================================================================================================================


                                                                                  2012               2011               2010
------------------------------------------------------------------------------------------------------------------------------------
Statutory surplus as reported                                                   $1,298,417         $1,349,148         $1,330,877
Insurance reserves                                                                (118,928)          (109,832)           (91,449)
Deferred policy acquisition costs                                                  244,680            199,646            190,168
Deferred income taxes                                                             (120,384)           (92,035)           (84,079)
Valuation of investments                                                           151,287            123,016             92,245
Statutory investment reserves                                                       72,804             56,526             52,883
Goodwill                                                                            13,383             13,113              4,063
Subsidiary equity                                                                  857,708            718,726            646,323
Statutory non-admitted assets                                                      100,797             86,299             65,519
Pension benefit obligations                                                              -              3,846              2,253
Other                                                                               (2,010)            (6,361)            (4,348)
------------------------------------------------------------------------------------------------------------------------------------
GAAP equity                                                                     $2,497,754         $2,342,092         $2,204,455
====================================================================================================================================

                                       49

PART C
------
                                OTHER INFORMATION
                                -----------------

     Item 26.     Exhibits

     Exhibit
     Number                Description of Exhibit
     -------               ----------------------
     (a) Board of Directors Resolution of Ameritas Life Insurance Corp. Authorizing Establishing the Separate Account. (1)
     (b)  Custodian Agreements. Not Applicable.
     (c)  (1)  Principal Underwriting Agreement. (2)
          (2)  Selling Agreement. (3)
     (d)  Form of Policy. (1)
     (e)  Form of Application. (1)
     (f)  (1)  Articles of Incorporation of Ameritas Life Insurance Corp. (1)
          (2)  Bylaws of Ameritas Life Insurance Corp. (4)
     (g)  Reinsurance Agreements. (5,6)
     (h)  Participation Agreements:
          (1)  AIM Variable Insurance Funds. (7)
          (2)  American Century Investments. (8)
          (3)  Calvert Variable Products, Inc. (9)
          (4)  Calvert Variable Series, Inc. (9)
          (5)  DFA Investment Dimensions Group Inc. (10)
          (6)  DWS Variable Series I and II. (11)
          (7)  Fidelity Variable Insurance Products Funds. (11)
          (8)  Franklin Templeton Variable Insurance Products Trust. (7)
          (9)  MFS Variable Insurance Trust. (12)
          (10) PIMCO Variable Insurance Trust. (11)
          (11) Rydex Variable Trust. (13)
          (12) T. Rowe Price Equity Series, Inc. (8)
          (13) Third Avenue Variable Series Trust. (7)
          (14) The Universal Institutional Funds, Inc. (Morgan Stanley). (12)
          (15) Vanguard Variable Insurance Funds. (7)
     (i)  Administrative Contracts.
          (1)  General Administrative Services Agreement. (14)
          (2)  Amended and Restated General Administrative Services Agreement
               (15)
          (3)  Service Agreement. (5)
          (4) Amended and Restated Asset Allocation Investment Advisory Agreement. (5)
     (j)  Other Material Contracts: Powers of Attorney. (16)
     (k)  Legal Opinion. Filed herein.
     (l)  Actuarial Opinion. Not applicable.
     (m)  Calculation. Not applicable.
     (n) Consents of Independent Auditors and Independent Registered Public Accounting Firm. Filed herein.
     (o)  No financial statements are omitted from Item 24.
     (p)  Initial Capital Agreements. Not applicable.
     (q) Transfer and Redemption Procedures Pursuant to Rule 6e-3(T)(b)(12)(iii). (11)

Footnotes:
1 Incorporated by reference to Post-Effective Amendment No. 4 to Ameritas Life Insurance Corp. Separate Account LLVL, File No. 33-86500, filed on April 6, 1998, EX-99.1(1), EX 99.1.(5)(a), EX-99.1.(10),
     EX-99.1(6)(A).
2 Incorporated by reference to Ameritas Variable Separate account VA-2 Form N-4 Post-Effective Amendments Nos. 9 and 12 to Registration Statement No. 333-142483 submitted to the SEC on October 30, 2009 and April 23, 2010, respectively, EX-99.C and EX-1.
3 Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 1 to Registration Statement No. 333-151913 submitted to the SEC on April 9, 2009, EX.99.C.
4 Incorporated by reference to Post-Effective Amendment No. 5 to Ameritas Life Insurance Corp. Separate Account LLVL, File No. 33-86500, filed on February 26, 1999, EX-99.1(6)(B).
5 Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 3 to Registration Statement No. 333-151913 submitted to the SEC on February 28, 2011, EX.99.G(1), EX.99.G(2), EX.99.G(3), EX.99.I(1), and EX.99.I(2).
6 Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 5 to Registration Statement No. 333-151913 submitted to the SEC on April 20, 2012, EX.99.G(1) and EX.99.G(2).
7 Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Registration Statement No. 333-151912 submitted to the SEC on June 25, 2008, EX-99.H.1, 4-6.

8 Incorporated by reference to the initial Registration Statement on Form N-6 Registration Statement No. 333-151913 submitted to the SEC for Ameritas Variable Separate Account V on June 25, 2008, EX-99.H.2 and .5.
9 Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 13 to Registration Statement No. 333-142483 submitted to the SEC on April 18, 2011, EX.99.H(1).
10 Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 Post-Effective Amendment No. 10 to Registration Statement No. 333-120972 submitted to the SEC on April 18, 2011, EX.99.H.(1).
11 Incorporated by reference to Post Effective Amendment No. 1 to Ameritas Life Insurance Corp. Separate Account LLVL, File No. 333-151912, filed on November 12, 2008, EX-99.H.1-3, and Q.
12 Incorporated by reference to the initial Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-15585, filed November 6, 1996, EX-99A8c, EX-99.A8D.
13 Incorporated by reference to Pre-Effective Amendment No. 1 to Ameritas Life Insurance Corp. Separate Account LLVL, File No.333-76359, filed on June 11, 1999, EX-99.1.(8)(C).
14 Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 4 to Registration No. 333-142483, filed on July 23, 2008, EX-99.H(C).
15 Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 14 to Registration Statement No. 333-142483 submitted ot the SEC on January 20, 2012, EX-99.H.
16   Incorporated by reference to Ameritas Life Insurance Corp. Separate
     Account LLVL Form N-6 Post-Effective Amendment No. 5 to Registration Statement No. 333-151912 submitted to the SEC on February 27, 2013, EX-99.16.

Item 27.   Directors and Officers of the Depositor

           Name and Principal               Position and Offices
           Business Address*                with Depositor
           ------------------               --------------------
           JoAnn M. Martin                  Director, Chair, President & Chief Executive Officer
           James P. Abel                    Director
           James R. Krieger                 Director
           Tonn M. Ostergard                Director
           Kim M. Robak                     Director
           Paul C. Schorr, IV               Director
           William W. Lester                Executive Vice President & Corporate Treasurer
           Timmy L. Stonehocker             Executive Vice President
           Robert C. Barth                  Senior Vice President & Chief Financial Officer
           J. Thomas Burkhard               Senior Vice President, Chief Distribution Officer, Individual
           Nancy A. Dalessio                Senior Vice President & Chief Information Officer
           Karen M. Gustin                  Senior Vice President, Group Field Sales, National Accounts & Broker Blocks
           Cheryl L. Heilman                Senior Vice President, Individual Operations
           Arnold D. Henkel                 Senior Vice President, Individual Strategic Alliances
           Dale D. Johnson                  Senior Vice President and Corporate Actuary
           Robert M. Jurgensmeier           Senior Vice President, Chief Actuary, Individual
           Robert G. Lange                  Vice President, General Counsel & Assistant Secretary, Individual
           Bruce E. Mieth                   Senior Vice President, Group Customer Connections & Operations
           James M. Mikus                   Senior Vice President & Chief Investment Officer
           Lisa A. Mullen                   Senior Vice President, Individual Financial Operations
           Robert-John H. Sands             Senior Vice President & Corporate Secretary
           Janet L. Schmidt                 Senior Vice President, Director of Human Resources
           James D. Schulz                  Senior Vice President, Retirement Plans
           Steven J. Valerius               President, Individual Division
           Kenneth L. VanCleave             President, Group Division
           Michael B. Weckenbrock           Second Vice President, Corporate Compliance
           Paul G. Wesling                  Senior Vice President, Individual DI Product Management
           Susan K. Wilkinson               Senior Vice President, Planning & Risk Management

*      Principal business address: Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510.

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

Name of Corporation (state where organized)                                     Principal Business
-------------------------------------------                                     ------------------
Ameritas Mutual Holding Company(NE).............................................mutual insurance holding company

    Ameritas Holding Company(NE)................................................stock insurance holding company

        Ameritas Life Insurance Corp.(NE).......................................life/health insurance company
            Acacia Life Insurance Company(DC)...................................life insurance company
                Acacia Federal Savings Bank(DE).................................a federally chartered bank owned by Acacia
                                                                                Life Insurance Company (85.21%) and
                                                                                Ameritas Life Insurance Corp. (14.79%)
                Calvert Investments, Inc.(DE)...................................holding company
                    Calvert Investment Management, Inc.(DE).....................asset management services
                    Calvert Investment Services, Inc.(DE).......................shareholder services
                    Calvert Investment Administrative Services, Inc.(DE)........administrative services
                    Calvert Investment Distributors, Inc.(DE)...................broker-dealer
                Griffin Realty LLC(VA)..........................................real estate investment company
            Ameritas Investment Corp.(NE).......................................a securities broker dealer and investment adviser owned by Ameritas Life Insurance
                                                                                Corp. (80%) and Centralife Annuities
                                                                                Service, Inc. (20%)
            Ameritas Life Insurance Corp. of New York(NY).......................life insurance company
            The Union Central Life Insurance Company(NE)........................life insurance company
                PRBA, Inc.(CA)..................................................holding company
                    PRB Administrators, Inc.(DE)................................pension administration services

        Ameritas Investment Partners, Inc.(1)(NE)...............................investment adviser
            Ameritas Mortgage Funding, Inc. (NE)................................mortgage loan and servicing

Subsidiaries are indicated by indentations.  Ownership is 100% by the parent company except as noted.

(1) Named Summit Investment Advisors, Inc. prior to May 1, 2013.

Item 29.      Indemnification

Ameritas Life Insurance Corp.'s By-laws provide as follows:

The Company shall indemnify any person who was, or is a party, or is threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he is or was a director, officer, or employee of the Company or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses, including attorney's fees, judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with such action, suit or proceeding to the full extent authorized by the laws of Nebraska.

Section 21-20,103 of the Nebraska Business Corporation Act, in general, allows a corporation to indemnify any director, officer, employee or agent of the corporation against liability by him or her in connection with an action, suit or proceeding, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interest of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

In a case of a derivative action, no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the corporation, unless a court in which the action was brought shall determine that such person is fairly and reasonably entitled to indemnification for such expenses which the Court shall deem proper.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.      Principal Underwriter

(a) Ameritas Investment Corp. ("AIC"), which serves as the principal underwriter for the variable life insurance policies issued through Ameritas Life Insurance Corp. Separate Account LLVL, also serves as the principal underwriter for variable annuity contracts issued through Ameritas Life Insurance Corp. Separate Account LLVA. AIC also serves as the principal underwriter for variable life insurance contracts issued through Ameritas Variable Separate Account V, Ameritas Variable Separate Account VL, Ameritas Life of NY Separate Account VUL, and Carillon Life Account, and for variable annuity contracts issued through Ameritas Variable Separate Account VA-2, Ameritas Variable Separate Account VA, Ameritas Life of NY Separate Account VA, and Carillon Account.

b) The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Corp.

     Name and Principal                         Positions and Offices
     Business Address                           With Underwriter
     ----------------                           ----------------
     William W. Lester*                         Director & Chair
     Salene Hitchcock-Gear*                     Director, President & Chief Executive Officer
     Robert C. Barth*                           Director
     Kent M. Campbell**                         Director
     Timmy L. Stonehocker*                      Director
     Sara J. Andres*                            Senior Vice President, Chief Compliance & Risk Management Officer
     Billie B. Beavers***                       Senior Vice President
     Bruce D. Lefler***                         Senior Vice President, Public Finance
     Robert-John H. Sands*                      Corporate Secretary

*       Principal business address: Ameritas Investment Corp., 5900 "O" Street, Lincoln, Nebraska 68510.
**      Principal business address: Aviva USA, 7700 Mills Civic Parkway, West Des Moines, Iowa 50266.
***     Principal business address: Ameritas Investment Corp., 440 Regency Parkway Drive, Suite 222, Omaha, Nebraska 68114.

(c) Compensation From the Registrant.
          (1)                          (2)                     (3)                     (4)               (5)
                                                         Compensation on
                                Net Underwriting       Events Occasioning
     Name of Principal           Discounts and         the Deduction of a           Brokerage           Other
     Underwriter                 Commissions          Deferred Sales Load          Commissions       Compensation
     Ameritas Investment
     Corp. ("AIC")                  $14,313                   $0                       $0              $7,561

          (2)+(4)+(5) = Gross variable life compensation received by AIC.
          (2) = Sales compensation received and paid out by AIC as underwriter; AIC retains 0.
          (4) = Sales compensation received by AIC for retail sales.
          (5) = Sales compensation received by AIC and retained as underwriting fee.

Item 31.  Location of Accounts and Records

         The Books, records and other documents required to be maintained by
         Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510.


Item 32.  Management Services

         There are no additional management services contracts that are not discussed in Part A or B of the registration statement.


Item 33.  Fee Representation

          Ameritas Life Insurance Corp. represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Ameritas Life Insurance Corp. Separate Account LLVL, certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 6 to Registration Statement Number 333-151912 pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Lincoln, County of Lancaster, State of Nebraska on this 25th day of April, 2013.


                 AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVL, Registrant

                                        AMERITAS LIFE INSURANCE CORP., Depositor



                                                By:      JoAnn M. Martin*
                                                   ----------------------------
                                                       Chair of the Board


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on April 25, 2013.

  SIGNATURE                 TITLE
  ---------                 -----
  JoAnn M. Martin *         Director, Chair, President & Chief Executive Officer
  James P. Abel *           Director
  James R. Krieger *        Director
  Tonn M. Ostergard *       Director
  Kim M. Robak *            Director
  Paul C. Schorr, IV *      Director
  William W. Lester *       Executive Vice President & Corporate Treasurer
  Timmy L. Stonehocker *    Executive Vice President
  Robert C. Barth *         Senior Vice President, & Chief Financial Officer
  Robert-John H. Sands *    Senior Vice President & Corporate Secretary
  Steven J. Valerius *      President, Individual Division

  /s/Robert G. Lange
  ------------------
  Robert G. Lange          Vice President, General Counsel & Assistant
                           Secretary, Individual


* Signed by Robert G. Lange under Powers of Attorney executed effective as of August 21, 2012.

                                  Exhibit Index
                                  -------------
     Exhibit
     -------

     (k)  Legal Opinion

     (n) Consents of Independent Auditors and Independent Registered Public Accounting Firm.